Registration No. 333-81393
                                                      Registration No. 811-01705

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                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                      ------------------------------------

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [   ]

          Pre-Effective Amendment No.                                      [   ]

          Post-Effective Amendment No. 13                                  [ X ]

                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ X ]

          Amendment No. 145

                        (Check appropriate box or boxes)
                        --------------------------------

                               SEPARATE ACCOUNT A
                                       of
                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           (Exact Name of Registrant)
                           --------------------------

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (212) 554-1234
                           --------------------------

                                  DODIE KENT
                           VICE PRESIDENT AND COUNSEL

                        AXA Equitable Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                  (Names and Addresses of Agents for Service)
                           --------------------------

                  Please send copies of all communications to:
                          CHRISTOPHER E. PALMER, ESQ.
                              Goodwin Procter LLP
                          901 New York Ave., Northwest
                             Washington, D.C. 20001
                           --------------------------

          Approximate Date of Proposed Public Offering: Continuous.

          It is proposed that this filing will become effective (check appropriate box):

[   ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.

[ X ]     On May 2, 2005 pursuant to paragraph (b)(1)(vii) of Rule 485.

[   ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(1) of Rule 485.
[   ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[   ]     On (date) pursuant to paragraph (a)(3) of Rule 485.

If appropriate, check the following box:

[   ]     This post-effective amendment designates a new effective date for previously filed post-effective amendment.

                          ---------------------------

          Title of Securities Being Registered:

               Units of interest in Separate Account under variable annuity contracts.

EQUI-VEST(R) Express(SM)
A combination variable and fixed deferred annuity contract


PROSPECTUS DATED MAY 1, 2005


Please read and keep this prospectus for future reference. It contains important information that you should know before purchasing or taking any other action under your contract. You should read the prospectuses for each Trust which contain important information about the portfolios.

--------------------------------------------------------------------------------


WHAT IS EQUI-VEST(R) EXPRESS(SM)?
EQUI-VEST(R) Express(SM) is a deferred annuity contract issued by AXA Equitable Life Insurance Company. It provides for the accumulation of retirement savings and for income. The contract also offers death benefit protection and a number of payout options. You invest to accumulate value on a tax-deferred basis in one or more of our variable investment options or in our fixed maturity options ("investment options"). This contract may not currently be available in all states.



--------------------------------------------------------------------------------
Variable investment options
--------------------------------------------------------------------------------
Fixed income
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o   AXA Conservative Allocation*           o   EQ/Caywood-Scholl High Yield Bond(2)
o   AXA Conservative-Plus Allocation*      o   EQ/J.P. Morgan Core Bond
o   AXA Premier VIP Core Bond              o   EQ/Long Term Bond(2)
o   AXA Premier VIP High Yield             o   EQ/Money Market
o   EQ/Alliance Intermediate Government    o   EQ/PIMCO Real Return(2)
    Securities                             o   EQ/Short Duration Bond(2)
o   EQ/Alliance Quality Bond
--------------------------------------------------------------------------------
Domestic stocks
--------------------------------------------------------------------------------
o   AXA Aggressive Allocation*             o   EQ/FI Mid Cap
o   AXA Moderate-Plus Allocation*          o   EQ/FI Small/Mid Cap Value
o   AXA Premier VIP Aggressive Equity      o   EQ/JP Morgan Value Opportunities
o   AXA Premier VIP Health Care            o   EQ/Janus Large Cap Growth
o   AXA Premier VIP Large Cap Core         o   EQ/Lazard Small Cap Value
    Equity                                 o   EQ/Lord Abbett Growth and Income(2)
o   AXA Premier VIP Large Cap Growth       o   EQ/Lord Abbett Large Cap Core(2)
o   AXA Premier VIP Large Cap Value        o   EQ/Lord Abbett Mid Cap Value(2)
o   AXA Premier VIP Small/Mid Cap          o   EQ/Marsico Focus
    Growth                                 o   EQ/Mercury Basic Value Equity
o   AXA Premier VIP Small/Mid Cap Value    o   EQ/Mergers and Acquisitions(2)
o   AXA Premier VIP Technology             o   EQ/MFS Emerging Growth Companies
o   EQ/Alliance Common Stock               o   EQ/MFS Investors Trust
o   EQ/Alliance Growth and Income          o   EQ/Montag & Caldwell Growth(1)
o   EQ/Alliance Large Cap Growth(1)        o   EQ/Small Company Index
o   EQ/Alliance Small Cap Growth           o   EQ/Small Company Value(1)
o   EQ/Bear Stearns Small Company          o   EQ/TCW Equity(1)
    Growth(1)                              o   EQ/UBS Growth and Income(1)
o   EQ/Bernstein Diversified Value         o   EQ/Van Kampen Comstock(2)
o   EQ/Boston Advisors Equity Income(1)    o   EQ/Van Kampen Mid Cap Growth(2)
o   EQ/Calvert Socially Responsible        o   EQ/Wells Fargo Montgomery Small Cap(2)
o   EQ/Capital Guardian Growth             o   Laudus Rosenberg VIT Value Long/
o   EQ/Capital Guardian Research               Short Equity
o   EQ/Capital Guardian U.S. Equity        o   U.S. Real Estate - Class II
o   EQ/Equity 500 Index
o   EQ/Evergreen Omega
--------------------------------------------------------------------------------
International stocks
--------------------------------------------------------------------------------
o   AXA Premier VIP International Equity   o EQ/International Growth(2)
o   EQ/Alliance International              o EQ/Mercury International Value
o   EQ/Capital Guardian International      o EQ/Van Kampen Emerging Markets Equity(1)
--------------------------------------------------------------------------------
Balanced/hybrid
--------------------------------------------------------------------------------
o   AXA Moderate Allocation*
--------------------------------------------------------------------------------



*    The AXA Allocation portfolios

(1) This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the trust" in "Contract features and benefits" later in this prospectus for the option's former name.
(2) Available on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the trust" in "Contract features and benefits" later in this prospectus for more information on the new investment option..

You may allocate amounts to any of the variable investment options. Each variable investment option is a subaccount of Separate Account A. Each variable investment option, in turn, invests in a corresponding securities portfolio of either AXA Premier VIP Trust, EQ Advisors Trust, The Universal Institutional Funds, Inc., or Laudus Variable Insurance Trust (the "Trusts"). Your investment results in a variable investment option will depend on the investment performance of the related portfolio. You may also allocate amounts to the fixed maturity options, which are discussed later in this prospectus.

TYPES OF CONTRACTS. For existing and new contract owners, we offer the contracts for use as:


o    A nonqualified annuity ("NQ") for after-tax contributions only

o An individual retirement annuity ("IRA"), any of traditional IRA, Roth IRA or Inherited IRA beneficiary continuation contracts ("Inherited IRA").

A minimum contribution of $50 ($5,000 for Inherited IRA) is required to purchase a contract.


For existing contract owners only:

o QP IRA (Please see Appendix I -- these contracts are no longer available for new purchasers.)

Registration statements relating to this offering have been filed with the Securities and Exchange Commission ("SEC"). The statement of additional information ("SAI") dated May 1, 2005, is a part of one of the registration statements. The SAI is available free of charge. You may request one by writing to our processing office or calling 1 (800) 628-6673. The SAI has been incorporated by reference into this prospectus. This prospectus and the SAI can also be obtained from the SEC's website at http://www.sec.gov. The table of contents for the SAI appears at the back of this prospectus.

The SEC has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense. The contracts are not insured by the FDIC or any other agency. They are not deposits or other obligations of any bank and are not bank guaranteed. They are subject to investment risks and possible loss of principal.

Although this prospectus is primarily designed for potential purchasers of the contract, you may have previously purchased a contract and are receiving this prospectus as a current contract owner. If you are a current contract owner, you should note that the options, features and charges of the contract may have varied over time and may vary depending on your state. For more information about the particular options, features and charges applicable to you, please contact your financial professional and/or refer to your contract and/or see Appendix I.

                                                                          X00954


                                                                     Series 700
                                                                        (R-4/15)

Contents of this prospectus
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--------------------------------------------------------------------------------
EQUI-VEST(R) EXPRESS(SM)
--------------------------------------------------------------------------------
Index of key words and phrases                                               4
Who is AXA Equitable?                                                        5
How to reach us                                                              6
Equi-Vest(R) Express(SM) at a glance -- key features                         8

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FEE TABLE                                                                   10
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Examples                                                                    13
Condensed financial information                                             17

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1. CONTRACT FEATURES AND BENEFITS                                           18
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How you can purchase and contribute to your contract                        18
Owner and annuitant requirements                                            20
How you can make your contributions                                         20
What are your investment options under the contract?                        20
Portfolios of the Trusts                                                    21
Allocating your contributions                                               25
Your right to cancel within a certain number of days                        26
Inherited IRA beneficiary continuation contract                             26

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2. DETERMINING YOUR CONTRACT'S VALUE                                        28
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Your account value and cash value                                           28
Your contract's value in the variable investment options                    28
Your contract's value in the fixed maturity options                         28

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3. TRANSFERRING YOUR MONEY AMONG INVESTMENT OPTIONS                         29
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Transferring your account value                                             29
Disruptive transfer activity                                                29
Automatic transfer options                                                  30
Rebalancing your account value                                              30


----------------------

"We," "our" and "us" refer to AXA Equitable.


When we address the reader of this prospectus with words such as "you" and "your," we mean the person who has the right or responsibility that the prospectus is discussing at that point. This is usually the contract owner.

When we use the word "contract" it also includes certificates that are issued under group contracts in some states.

2  Contents of this prospectus

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4. ACCESSING YOUR MONEY                                                     32
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Withdrawing your account value                                              32
How withdrawals are taken from your account value                           32
Surrender of your contract to receive its cash value                        33
Termination                                                                 33
When to expect payments                                                     33
Your annuity payout options                                                 33

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5. CHARGES AND EXPENSES                                                     35
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Charges that AXA Equitable deducts                                          35
Charges under the contracts                                                 35
Charges that the Trusts deduct                                              36
Group or sponsored arrangements                                             36
Other distribution arrangements                                             37

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6. PAYMENT OF DEATH BENEFIT                                                 38
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Your beneficiary and payment of benefit                                     38
How death benefit payment is made                                           39
Beneficiary continuation option                                             39

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7. TAX INFORMATION                                                          41
--------------------------------------------------------------------------------
Overview                                                                    41
Buying a contract to fund a retirement arrangement                          41
Transfers among investment options                                          41
Taxation of nonqualified annuities                                          41
Individual retirement arrangements ("IRAs")                                 43
Roth individual retirement annuities ("Roth IRAs")                          49
Federal and state income tax withholding and
 information reporting                                                      51
Impact of taxes to AXA Equitable                                            52

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8. MORE INFORMATION                                                         53
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About our Separate Account A                                                53
About the Trusts                                                            53
About our fixed maturity options                                            53
About the general account                                                   54
About other methods of payment                                              54
Dates and prices at which contract events occur                             55
About your voting rights                                                    55
About legal proceedings                                                     56
About our independent registered public accounting firm                     56
Financial statements                                                        56
Transfers of ownership, collateral assignments, loans,
 and borrowing                                                              56
Distribution of the contracts                                               56

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9. INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE                          58
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APPENDICES
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I -- QP IRA contracts                                                      I-1
II -- Condensed financial information                                     II-1
III -- Market value adjustment example                                   III-1

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STATEMENT OF ADDITIONAL INFORMATION
 TABLE OF CONTENTS
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                                                  Contents of this prospectus  3

Index of key words and phrases
--------------------------------------------------------------------------------

This index should help you locate more information on the terms used in this prospectus.


                                               Page
                                           -------------
   account value                                      28
   annuitant                                          18
   annuity payout options                             33
   beneficiary                                        38
   beneficiary continuation option                    39
   business day                                       55
   cash value                                         28
   conduit IRA                                        47
   contract date                                       9
   contract date anniversary                           9
   contract year                                       9
   contributions                                      18
   contributions to Roth IRAs                         49
      regular contributions                           49
      rollovers and direct transfers                  49
      conversion contributions                        50
   contributions to traditional IRAs                  43
      regular contributions                           44
      rollovers and transfers                         45
   disruptive transfer activity                       29
   EQAccess                                            6
   fixed maturity amount                              25
   fixed maturity options                             25
   IRA                                         cover, 41
   IRS                                                41
   Inherited IRA                               cover, 26
   investment options                          cover, 20
   market adjusted amount                             25
   market timing                                      29
   market value adjustment                            25
   maturity value                                     25
   NQ                                          cover, 41
   portfolio                                       cover
   principal assurance allocation                     25
   processing office                                   6
   QP IRA                                     appendix I
   rate to maturity                                   25
   regular contribution                               44
   Required Beginning Date                            47
   Roth IRA                                    cover, 49
   SAI                                             cover
   SEC                                             cover
   TOPS                                                6
   traditional IRA                             cover, 43
   Trusts                                      cover, 53
   unit                                               28
   unit investment trust                              53
   variable investment options                 cover, 20


To make this prospectus easier to read, we sometimes use different words than in the contract or supplemental materials. This is illustrated below. Although we do use different words, they have the same meaning in this prospectus as in the contract or supplemental materials. Your financial professional can provide further explanation about your contract.

--------------------------------------------------------------------------------
Prospectus                    Contract or Supplemental Materials
--------------------------------------------------------------------------------
fixed maturity options        Guarantee Periods or Fixed Maturity Accounts
variable investment options   Investment Funds or Investment Divisions
account value                 Annuity Account Value
rate to maturity              Guaranteed Rates
unit                          Accumulation unit
unit value                    Accumulation unit value
--------------------------------------------------------------------------------

4  Index of key words and phrases

Who is AXA Equitable?

--------------------------------------------------------------------------------
We are AXA Equitable Life Insurance Company ("AXA Equitable") (previously, The Equitable Life Assurance Society of the United States), a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable is a wholly owned subsidiary of AXA Financial, Inc. AXA, a French holding company for an international group of insurance and related financial services companies, is the sole shareholder of AXA Financial, Inc. As the sole shareholder, and under its other arrangements with AXA Equitable and AXA Equitable's parent, AXA exercises significant influence over the operations and capital structure of AXA Equitable and its parent. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

AXA Financial, Inc. and its consolidated subsidiaries managed approximately $598 billion in assets as of December 31, 2004. For over 100 years AXA Equitable has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, N.Y. 10104.


                                                        Who is AXA Equitable?  5

HOW TO REACH US

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

--------------------------------------------------------------------------------
FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY REGULAR MAIL:
--------------------------------------------------------------------------------


AXA Equitable
EQUI-VEST(R) Express(SM)
Individual Collections
P.O. Box 13459
Newark, NJ 07188-0459


--------------------------------------------------------------------------------
FOR NQ AND IRA OWNERS WHO SEND CONTRIBUTIONS INDIVIDUALLY BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------


AXA Equitable
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13459


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS,
OR REQUIRED NOTICES) SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------


AXA Equitable
EQUI-VEST(R) Processing Office
P.O. Box 4956
Syracuse, NY 13221-4956


--------------------------------------------------------------------------------
FOR ALL OTHER COMMUNICATIONS (E.G., REQUESTS FOR TRANSFERS, WITHDRAWALS, OR REQUIRED NOTICES) SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------


AXA Equitable
EQUI-VEST(R) Processing Office
1 MONY Plaza
Syracuse, NY 13202


--------------------------------------------------------------------------------
FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY REGULAR MAIL:
--------------------------------------------------------------------------------


AXA Equitable
EQUI-VEST(R) Express(SM)
Unit Collections
P.O. Box 13463
Newark, New Jersey 07188-0463


--------------------------------------------------------------------------------
FOR NQ AND IRA CONTRIBUTIONS REMITTED BY EMPLOYERS AND SENT BY EXPRESS DELIVERY:
--------------------------------------------------------------------------------


AXA Equitable
c/o Bank One, N.A.
300 Harmon Meadow Boulevard, 3rd Floor
Secaucus, NJ 07094
Attn: Box 13463


--------------------------------------------------------------------------------
REPORTS WE PROVIDE:
--------------------------------------------------------------------------------


o    written confirmation of financial transactions;

o quarterly statements of your contract values as of the close of each calendar quarter; and

o annual statement of your contract values as of your contract date anniversary.


--------------------------------------------------------------------------------
TELEPHONE OPERATED PROGRAM SUPPORT ("TOPS") AND EQACCESS SYSTEMS:
--------------------------------------------------------------------------------
TOPS is designed to provide you with up-to-date information via touch-tone telephone. EQAccess is designed to provide this information through the Internet. You can obtain information on:

o    your current account value;

o    your current allocation percentages;

o    the number of units you have in the variable investment options;

o    rates to maturity for fixed maturity options;

o    the daily unit values for the variable investment options; and

o performance information regarding the variable investment options (not available through TOPS).

You can also:


o change your allocation percentages and/or transfer among the variable investment options; and

o change your TOPS personal identification number ("PIN") and your EQAccess password.

Under EQAccess only you can:

o    make a contribution to your IRA or NQ annuity contract;

o    elect to receive certain contract statements electronically;

o    change your address; and

o    access "Frequently Asked Questions" and certain service forms.

TOPS and EQAccess are normally available seven days a week, 24 hours a day. You may use TOPS by calling toll free 1 (800) 755-7777. If you are a client of AXA Advisors, you may use EQAccess by visiting our website at http://www.AXAonline.com and clicking on EQAccess. All other clients may access EQAccess by visiting our other website at http://www.AXA-equitable.com. Of course, for reasons beyond our control, these services may sometimes be unavailable.


We have established procedures to reasonably confirm that the instructions communicated by telephone or the Internet are genuine. For example, we will require certain personal identification information

6  Who is AXA Equitable?

before we will act on telephone or Internet instructions and we will provide written confirmation of your transfers. If we do not employ reasonable procedures to confirm the genuineness of telephone or Internet instructions, we may be liable for any losses arising out of any act or omission that constitutes negligence, lack of good faith, or willful misconduct. In light of our procedures, we will not be liable for following telephone or Internet instructions we reasonably believe to be genuine.


We reserve the right to limit access to these services if we determine that you engaged in a disruptive transfer activity such as "market timing" (see "Disruptive transfer activity" in "Transferring your money among investment options" later in this prospectus).

--------------------------------------------------------------------------------
CUSTOMER SERVICE REPRESENTATIVE:
--------------------------------------------------------------------------------

You may also use our toll-free number 1 (800) 628-6673 to speak with one of our customer service representatives. Our customer service representatives are available on each business day Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Fridays until 5:00 p.m., Eastern Time.

Hearing or speech-impaired clients may call the AT&T National Relay Number at
(800) 855-2880 for information about your account. If you have a Telecommunications Device for the Deaf (TDD), you may relay messages or questions to our Customer Service Department at (800) 628-6673, Monday through Thursday from 8:00 a.m. to 7:00 p.m., and on Friday until 5:00 p.m. Eastern Time. AT&T personnel will communicate our reply back to you, via the TDD.

--------------------------------------------------------------------------------
TOLL-FREE TELEPHONE SERVICE:
--------------------------------------------------------------------------------

You may reach us toll-free by calling 1 (800) 841-0801 for a recording of daily unit values for the variable investment options.

WE REQUIRE THAT THE FOLLOWING TYPES OF COMMUNICATIONS BE ON SPECIFIC FORMS WE PROVIDE FOR THAT PURPOSE:

(1)  conversion of your traditional IRA contract to a Roth IRA contract;

(2) cancellation of your Roth IRA contract and return to a traditional IRA contract;

(3)  election of the automatic investment program;

(4)  election of general dollar-cost averaging;

(5)  election of the rebalancing program;

(6)  election of the automatic deposit service;

(7)  election of the required minimum distribution automatic withdrawal option;

(8)  election of the beneficiary continuation option;

(9)  election of the principal assurance allocation; and

(10) request for a transfer/rollover of assets or 1035 exchange to another carrier.

WE ALSO HAVE SPECIFIC FORMS THAT WE RECOMMEND YOU USE FOR THE FOLLOWING TYPES OF REQUESTS:

(1)  address changes;

(2)  beneficiary changes;

(3)  transfers among investment options;

(4)  change of ownership; and

(5)  contract surrender and withdrawal requests.

TO CHANGE OR CANCEL ANY OF THE FOLLOWING WE REQUIRE WRITTEN NOTIFICATION GENERALLY AT LEAST SEVEN CALENDAR DAYS BEFORE THE NEXT SCHEDULED TRANSACTION:

(1)  automatic investment program;

(2)  general dollar-cost averaging;

(3)  rebalancing program;

(4)  systematic withdrawals; and

(5)  the date annuity payments are to begin.

You must sign and date all these requests. Any written request that is not on one of our forms must include your name and your contract number along with adequate details about the notice you wish to give or the action you wish us to take.

SIGNATURES:

The proper person to sign forms, notices and requests would normally be the owner. If there are joint owners, all must sign.

                                                        Who is AXA Equitable?  7

EQUI-VEST(R) Express(SM) at a glance -- key features


-------------------------------------------------------------------------------------------------------------------------------
Professional investment   EQUI-VEST(R) Express(SM) variable investment options invest in different portfolios managed by
management                professional investment advisers.
-------------------------------------------------------------------------------------------------------------------------------
Fixed maturity options    o   10 fixed maturity options with maturities ranging from approximately 1 to 10 years.
                          o   Each fixed maturity option offers a guarantee of principal and interest rate if you hold it to maturity.
                          -----------------------------------------------------------------------------------------------------
                          If you make any withdrawals (including transfers, surrender or termination of your contract or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option.
-------------------------------------------------------------------------------------------------------------------------------
Tax advantages            o   On earnings inside the contract    No tax until you make withdrawals from your contract or
                                                                 receive annuity payments.
                          o   On transfers inside the contract   No tax on transfers among investment options.
                          -----------------------------------------------------------------------------------------------------
                          If you are purchasing an annuity contract as an Individual Retirement Annuity (IRA), you should be aware that such annuities do not provide tax deferral benefits beyond those already provided by the
                          Internal Revenue Code. Before purchasing one of these annuities, you should consider whether its features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the relative features, benefits and costs of these annuities with any other investment that you may use in connection with your retirement plan or arrangement. (For more information, see "Tax information" later in this prospectus.)
-------------------------------------------------------------------------------------------------------------------------------
Contribution amounts      o   NQ, traditional IRA and Roth IRA: Minimum: $50 initial and additional ($20 under our automatic investment program)
                          o   Inherited IRA
                              $5,000 (minimum)
                              $1,000 (additional)
                          A maximum contribution limitation of $1.5 million generally applies.
-------------------------------------------------------------------------------------------------------------------------------
Access to your money      o   Partial withdrawals
                          o   Several withdrawal options on a periodic basis
                          o   Contract surrender
                              You may incur a withdrawal charge for certain withdrawals or if you surrender your contract. You may also incur income tax and a penalty tax.
-------------------------------------------------------------------------------------------------------------------------------
Payout options            o   Fixed annuity payout options
                          o   Variable annuity payout options
-------------------------------------------------------------------------------------------------------------------------------
Additional features       o   General dollar-cost averaging
                          o   Automatic investment program
                          o   Account value rebalancing (quarterly, semiannually and annually)
                          o   Principal assurance allocation
                          o   No charge on transfers among investment options
                          o   Minimum death benefit
-------------------------------------------------------------------------------------------------------------------------------


8  EQUI-VEST(R) Express(SM) at a glance -- key features

-------------------------------------------------------------------------------------------------------------------------------
Fees and charges          o   Daily charges on amounts invested in the variable investment options for mortality and expense risks and other expenses at an annual rate of 0.95% (2.00% maximum).

                          o   $30 ($65 maximum), or, during the first two contract years, 2% of your account value plus any amounts previously withdrawn during the contract year, if less; thereafter, $30 per year. If your account value is $25,000 or more for NQ contracts (or $20,000 or more for IRA contracts), we will not deduct the charge. For individuals who own multiple contracts with combined account values of over $100,000, this charge may be waived. See "Annual administrative charge" in "Charges and expenses" later in this prospectus.

                          o   Charge for third-party transfer (such as in the case of a trustee-to-trustee transfer for an IRA contract) or exchange (if your contract is exchanged for a contract issued by another insurance company): $25 currently ($65 maximum) per occurrence.

                          o   No sales charge deducted at the time you make contributions.

                          o   During the first seven contract years following each contribution, a charge will be deducted from amounts that you withdraw that exceed 10% of your account value. We use the account value on the date of the withdrawal to calculate the 10% amount available. The charge begins at 7% in the first contract year following each contribution. It declines each year to 1% in the seventh contract year. There is no withdrawal charge in the eighth and later contract years following a contribution.
                          -----------------------------------------------------------------------------------------------------
                          The "contract date" is the effective date of a contract. This usually is the business day we receive the properly completed and signed application, along with any other required documents, and your initial contribution. Your contract date will be shown in your contract. The 12-month period beginning on your contract date and each 12-month period after that date is a "contract year." The end of each 12-month period is your "contract date anniversary."
                          -----------------------------------------------------------------------------------------------------
                          o   We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. The charge is generally deducted from the amount applied to an annuity payout option.

                          o   We deduct a $350 annuity administrative fee from amounts applied to purchase a Variable Immediate
                              Annuity payout option.

                          o   Annual expenses of the Trusts' portfolios are calculated as a percentage of the average daily net assets invested in each portfolio. These expenses include management fees ranging from 0.10% to
                              1.50% annually, 12b-1 fees of either 0.25% or 0.35% annually, and other expenses.
-------------------------------------------------------------------------------------------------------------------------------
Annuitant issue ages      0-83 (0-70 for Inherited IRA)
-------------------------------------------------------------------------------------------------------------------------------



THE ABOVE IS NOT A COMPLETE DESCRIPTION OF ALL MATERIAL PROVISIONS OF THE CONTRACT. IN SOME CASES RESTRICTIONS OR EXCEPTIONS APPLY. MAXIMUM EXPENSE LIMITATIONS APPLY TO VARIABLE INVESTMENT OPTIONS, AND RIGHTS ARE RESERVED TO CHANGE OR WAIVE CERTAIN CHARGES WITHIN SPECIFIED LIMITS. ALSO, ALL FEATURES OF THE CONTRACT, INCLUDING ALL VARIABLE INVESTMENT OPTIONS, ARE NOT NECESSARILY AVAILABLE IN YOUR STATE OR AT CERTAIN AGES.


For more detailed information we urge you to read the contents of this prospectus, as well as your contract. Please feel free to speak with your financial professional or call us, if you have any questions.

OTHER CONTRACTS


We offer a variety of fixed and variable annuity contracts. They may offer features, including investment options, fees and/or charges that are different from those offered by this prospectus. Not every contract is offered through the same distributor. Upon request, your financial professional can show you information regarding other AXA Equitable annuity contracts that he or she distributes. You can also contact us to find out more about any of the AXA Equitable annuity contracts.


                         EQUI-VEST(R) Express(SM) at a glance -- key features  9

Fee table

--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this prospectus.

The first table describes fees and expenses that you will pay at the time that you surrender the contract, make certain withdrawals, purchase a Variable Immediate Annuity payout option or make certain transfers and exchanges. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.

--------------------------------------------------------------------------------
Charges we deduct from your account value at the time you request certain transactions
--------------------------------------------------------------------------------
Maximum withdrawal charge as a percentage of
 contributions withdrawn (deducted if you surrender
 your contract or make certain withdrawals).(1)             7.00%
Charge if you elect a Variable Immediate
  Annuity payout option                                   $  350
Charge for third-party transfer or exchange               $   65maximum for each occurrence; currently
                                                                $25 for each occurrence.

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including underlying Trust portfolio fees and expenses.

--------------------------------------------------------------------------------
Charges we deduct from your variable investment options expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------
                                            Maximum      Current
                                           ----------   ----------
Mortality and expense risk(2)                    1.65%        0.70%
Other expenses                                   0.35%        0.25%
                                           ----------   ----------
Total Separate Account A annual expenses         2.00%        0.95%

--------------------------------------------------------------------------------
Charges we deduct from your account value on each contract date anniversary
--------------------------------------------------------------------------------
Maximum annual administrative charge:

  If your account value on the last day of your contract
  year is less than $25,000 for NQ contracts (or less
  than $20,000 for IRA contracts)                           $65 ($30 current)(3)

  If your account value on the last day of your contract
  year is $25,000 or more for NQ contracts (or $20,000 or
  more for IRA contracts)                                   $0
--------------------------------------------------------------------------------

You also bear your proportionate share of all fees and expenses paid by a "portfolio" that corresponds to any variable investment option you are using. This table shows the lowest and highest total operating expenses charged by any of the portfolios that you will pay periodically during the time that you own the contract. These fees and expenses are reflected in the portfolio's net asset value each day. Therefore, they reduce the investment return of the portfolio and the related variable investment option. Actual fees and expenses are likely to fluctuate from year to year. More detail concerning each portfolio's fees and expenses is contained in the Trust prospectus for the portfolio.

--------------------------------------------------------------------------------
Portfolio operating expenses expressed as an annual percentage of daily net assets
--------------------------------------------------------------------------------

                                                          Lowest       Highest
                                                        ----------   ----------
Total Annual Portfolio Operating Expenses for 2004
(expenses that are deducted from portfolio assets
including management fees, 12b-1 fees, service fees,
and/or other expenses)(4)                                     0.55%        7.61%


10  Fee table

This table shows the fees and expenses for 2004 as an annual percentage of each portfolio's daily average net assets.



------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total                   Net Total
                                                                                           Annual      Fee Waiv-     Annual
                                                                            Underlying    Expenses    ers and/or    Expenses
                                         Manage-                            Portfolio      Before       Expense       After
                                          ment      12b-1      Other        Fees and      Expense     Reimburse-     Expense
Portfolio Name                           Fees(5)   Fees(6)   Expenses(7)   Expenses(8)   Limitation     ments(9)   Limitations
------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
------------------------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                   0.10%     0.25%         0.29%         0.99%        1.63%       (0.29)%        1.34%
AXA Conservative Allocation                 0.10%     0.25%         0.41%         0.75%        1.51%       (0.41)%        1.10%
AXA Conservative-Plus Allocation            0.10%     0.25%         0.30%         0.80%        1.45%       (0.30)%        1.15%
AXA Moderate Allocation                     0.10%     0.25%         0.16%         0.83%        1.34%       (0.16)%        1.18%
AXA Moderate-Plus Allocation                0.10%     0.25%         0.20%         1.02%        1.57%       (0.20)%        1.37%
AXA Premier VIP Aggressive Equity           0.62%     0.25%         0.18%           --         1.05%          --          1.05%
AXA Premier VIP Core Bond                   0.60%     0.25%         0.20%           --         1.05%       (0.10)%        0.95%
AXA Premier VIP Health Care                 1.20%     0.25%         0.40%           --         1.85%        0.00%         1.85%
AXA Premier VIP High Yield                  0.58%     0.25%         0.18%           --         1.01%          --          1.01%
AXA Premier VIP International Equity        1.05%     0.25%         0.50%           --         1.80%        0.00%         1.80%
AXA Premier VIP Large Cap Core Equity       0.90%     0.25%         0.32%           --         1.47%       (0.12)%        1.35%
AXA Premier VIP Large Cap Growth            0.90%     0.25%         0.26%           --         1.41%       (0.06)%        1.35%
AXA Premier VIP Large Cap Value             0.90%     0.25%         0.25%           --         1.40%       (0.05)%        1.35%
AXA Premier VIP Small/Mid Cap Growth        1.10%     0.25%         0.25%           --         1.60%        0.00%         1.60%
AXA Premier VIP Small/Mid Cap Value         1.10%     0.25%         0.25%           --         1.60%        0.00%         1.60%
AXA Premier VIP Technology                  1.20%     0.25%         0.40%           --         1.85%        0.00%         1.85%
------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                    0.47%     0.25%         0.05%           --         0.77%          --          0.77%
EQ/Alliance Growth and Income               0.56%     0.25%         0.05%           --         0.86%          --          0.86%
EQ/Alliance Intermediate Government
 Securities                                 0.50%     0.25%         0.06%           --         0.81%          --          0.81%
EQ/Alliance International                   0.73%     0.25%         0.12%           --         1.10%        0.00%         1.10%
EQ/Alliance Large Cap Growth*               0.90%     0.25%         0.05%           --         1.20%       (0.10)%        1.10%
EQ/Alliance Quality Bond                    0.50%     0.25%         0.06%           --         0.81%          --          0.81%
EQ/Alliance Small Cap Growth                0.75%     0.25%         0.06%           --         1.06%          --          1.06%
EQ/Bear Stearns Small Company Growth*       1.00%     0.25%         0.18%           --         1.43%       (0.13)%        1.30%
EQ/Bernstein Diversified Value              0.63%     0.25%         0.07%           --         0.95%        0.00%         0.95%
EQ/Boston Advisors Equity Income*           0.75%     0.25%         0.21%           --         1.21%       (0.16)%        1.05%
EQ/Calvert Socially Responsible             0.65%     0.25%         0.29%           --         1.19%       (0.14)%        1.05%
EQ/Capital Guardian Growth                  0.65%     0.25%         0.09%           --         0.99%       (0.04)%        0.95%
EQ/Capital Guardian International           0.85%     0.25%         0.17%           --         1.27%       (0.07)%        1.20%
EQ/Capital Guardian Research                0.65%     0.25%         0.05%           --         0.95%        0.00%         0.95%
EQ/Capital Guardian U.S. Equity             0.65%     0.25%         0.05%           --         0.95%        0.00%         0.95%
EQ/Caywood-Scholl High Yield Bond           0.60%     0.25%         0.12%           --         0.97%       (0.12)%        0.85%
EQ/Equity 500 Index                         0.25%     0.25%         0.05%           --         0.55%          --          0.55%
EQ/Evergreen Omega                          0.65%     0.25%         0.11%           --         1.01%       (0.06)%        0.95%
EQ/FI Mid Cap                               0.70%     0.25%         0.06%           --         1.01%       (0.01)%        1.00%
EQ/FI Small/Mid Cap Value                   0.74%     0.25%         0.08%           --         1.07%        0.00%         1.07%
EQ/International Growth                     0.85%     0.25%         0.22%           --         1.32%        0.00%         1.32%
EQ/J.P. Morgan Core Bond                    0.44%     0.25%         0.06%           --         0.75%        0.00%         0.75%
EQ/JP Morgan Value Opportunities            0.60%     0.25%         0.10%           --         0.95%        0.00%         0.95%
EQ/Janus Large Cap Growth                   0.90%     0.25%         0.08%           --         1.23%       (0.08)%        1.15%
EQ/Lazard Small Cap Value                   0.75%     0.25%         0.05%           --         1.05%        0.00%         1.05%
EQ/Long Term Bond                           0.50%     0.25%         0.25%           --         1.00%        0.00%         1.00%
EQ/Lord Abbett Growth and Income            0.65%     0.25%         0.19%           --         1.09%       (0.09)%        1.00%
EQ/Lord Abbett Large Cap Core               0.65%     0.25%         0.19%           --         1.09%       (0.09)%        1.00%
EQ/Lord Abbett Mid Cap Value                0.70%     0.25%         0.19%           --         1.14%       (0.09)%        1.05%
EQ/Marsico Focus                            0.88%     0.25%         0.06%           --         1.19%       (0.04)%        1.15%
EQ/Mercury Basic Value Equity               0.58%     0.25%         0.05%           --         0.88%        0.00%         0.88%
EQ/Mercury International Value              0.85%     0.25%         0.15%           --         1.25%        0.00%         1.25%
EQ/Mergers and Acquisitions                 0.90%     0.25%         1.21%           --         2.36%       (0.91)%        1.45%
EQ/MFS Emerging Growth Companies            0.65%     0.25%         0.06%           --         0.96%          --          0.96%
EQ/MFS Investors Trust                      0.60%     0.25%         0.10%           --         0.95%        0.00%         0.95%
EQ/Money Market                             0.34%     0.25%         0.05%           --         0.64%          --          0.64%
EQ/Montag & Caldwell Growth*                0.75%     0.25%         0.12%           --         1.12%        0.00%         1.12%
EQ/PIMCO Real Return                        0.55%     0.25%         0.20%           --         1.00%       (0.35)%        0.65%
EQ/Short Duration Bond                      0.45%     0.25%         0.52%           --         1.22%       (0.57)%        0.65%
EQ/Small Company Index                      0.25%     0.25%         0.13%           --         0.63%        0.00%         0.63%
------------------------------------------------------------------------------------------------------------------------------


                                                                   Fee table  11

------------------------------------------------------------------------------------------------------------------------------
                                                                                            Total                   Net Total
                                                                                           Annual      Fee Waiv-     Annual
                                                                            Underlying    Expenses    ers and/or    Expenses
                                         Manage-                            Portfolio      Before       Expense       After
                                          ment      12b-1      Other        Fees and      Expense     Reimburse-     Expense
Portfolio Name                           Fees(5)   Fees(6)   Expenses(7)   Expenses(8)   Limitation     ments(9)   Limitations
------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------
EQ/Small Company Value*                     0.80%     0.25%         0.12%           --         1.17%        0.00%         1.17%
EQ/TCW Equity*                              0.80%     0.25%         0.12%           --         1.17%       (0.02)%        1.15%
EQ/UBS Growth and Income*                   0.75%     0.25%         0.16%           --         1.16%       (0.11)%        1.05%
EQ/Van Kampen Comstock                      0.65%     0.25%         0.19%           --         1.09%       (0.09)%        1.00%
EQ/Van Kampen Emerging Markets Equity*      1.15%     0.25%         0.40%           --         1.80%        0.00%         1.80%
EQ/Van Kampen Mid Cap Growth                0.70%     0.25%         0.19%           --         1.14%       (0.09)%        1.05%
EQ/Wells Fargo Montgomery Small Cap         0.85%     0.25%         6.51%           --         7.61%       (6.33)%        1.28%
------------------------------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
------------------------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short
Equity                                     1.50%      0.25%         2.35%           --         4.10%       (0.96)%        3.14%
------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS,
INC.:
------------------------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II**               0.76%     0.35%         0.26%           --         1.37%       (0.10)%        1.27%
------------------------------------------------------------------------------------------------------------------------------



* This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the trust" in "Contract features and benefits" later in this prospectus for the option's former name.
** Expense information has been restored to reflect current fees in effect as of November 1, 2004.


Notes:

(1) Deducted upon a withdrawal of amounts in excess of the 10% free withdrawal amount. Important exceptions and limitations may eliminate or reduce this charge.

     The withdrawal charge percentage we use is           Contract Year
     determined by the contract year in which you make    1 ............  7.00%
     the withdrawal or surrender your contract. For       2 ............  6.00%
     each contribution, we consider the contract year    3 ............  5.00%
     in which we receive that contribution to be          4 ............  4.00%
     "contract year 1")                                   5 ............  3.00%
                                                          6 ............  2.00%
                                                          7 ............  1.00%
                                                          8+ ...........  0.00%

(2)  A portion of this charge is for providing the death benefit.

(3) During the first two contract years, this charge is equal to the lesser of $30 or 2% of your account value if it applies.


(4) "Total Annual Portfolio Operating Expenses" are based, in part, on estimated amounts for options added during the fiscal year 2004 and for the underlying portfolios.


(5) The management fees for each portfolio cannot be increased without a vote of that portfolio's shareholders. See footnote (9) for any expense limitation agreement information.

(6) Portfolio shares are all subject to fees imposed under the distribution plans (the "Rule 12b-1 Plan") adopted by the Trusts pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fee will not be increased for the life of the contracts.

(7) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See footnote (9) for any expense limitation agreement information.


(8) The AXA Allocation variable investment options invest in corresponding portfolios of AXA Premier VIP Trust. Each AXA Allocation portfolio in turn invests in shares of other portfolios of EQ Advisors Trust and AXA Premier VIP Trust (the "underlying portfolios"). Amounts shown reflect each AXA Allocation portfolio's pro rata share of the fees and expenses of the various underlying portfolios in which it invests. The fees and expenses have been estimated based on the respective weighted investment allocations as of 12/31/04. A "--" indicates that the listed portfolio does not invest in underlying portfolios, i.e., it is not an allocation portfolio.


(9) The amounts shown reflect any fee waivers and/or expense reimbursements that apply to each portfolio. A "--" indicates that there is no expense limitation in effect, and "0.00%" indicates that the expense limitation arrangement did not result in a fee waiver or reimbursement.

12  Fee table

AXA Equitable, the manager of AXA Premier VIP Trust and EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain portfolios, which are effective through April 30, 2006. Under these Agreements, AXA Equitable has agreed to waive or limit its fees and assume other expenses of certain portfolios, if necessary, in an amount that limits such portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. Each portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. Morgan Stanley Investment Management Inc., which does business in certain instances as "Van Kampen," is the manager of The Universal Institutional Funds, Inc. -- U.S. Real Estate Portfolio -- Class II, and has voluntarily agreed to reduce its management fee and/or reimburse the portfolio so that total annual operating expenses of the portfolio (exclusive of investment related expenses, such as foreign country tax expense and interest expense on amounts borrowed) are not more than specified amounts. Additionally, the distributor of The Universal Institutional Funds, Inc. has agreed to waive a portion of the 12b-1 fee for Class II shares. Van Kampen and/or the fund's distributor reserves the right to terminate any waiver and/or reimbursement at any time without notice. Charles Schwab Investment Management, Inc., the manager of Laudus Variable Insurance Trust--Laudus Rosenberg VIT Value Long/Short Equity Fund has voluntarily agreed to reimburse expenses in excess of specified amounts. See the prospectuses for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions of certain portfolios of AXA Premier VIP Trust and EQ Advisors Trust is used to reduce the applicable portfolio's expenses. If the above table reflected both the expense limitation arrangements plus the portion of the brokerage commissions used to reduce portfolio expenses, the net expenses would be as shown in the table below:



------------------------------------------------------
Portfolio Name:
------------------------------------------------------
AXA Moderate Allocation                           1.17%
AXA Premier VIP Aggressive Equity                 0.93%
AXA Premier VIP Health Care                       1.81%
AXA Premier VIP International Equity              1.75%
AXA Premier VIP Large Cap Core Equity             1.32%
AXA Premier VIP Large Cap Growth                  1.30%
AXA Premier VIP Large Cap Value                   1.21%
AXA Premier VIP Small/Mid Cap Growth              1.50%
AXA Premier VIP Small/Mid Cap Value               1.54%
AXA Premier VIP Technology                        1.75%
EQ/Alliance Common Stock                          0.68%
EQ/Alliance Growth and Income                     0.80%
EQ/Alliance International                         1.08%
EQ/Alliance Large Cap Growth                      1.04%
EQ/Alliance Small Cap Growth                      0.98%
EQ/Calvert Socially Responsible                   1.00%
EQ/Capital Guardian Growth                        0.67%
EQ/Capital Guardian International                 1.17%
EQ/Capital Guardian Research                      0.90%
EQ/Capital Guardian U.S. Equity                   0.93%
EQ/Evergreen Omega                                0.57%
EQ/FI Mid Cap                                     0.96%
EQ/FI Small/Mid Cap Value                         1.05%
EQ/JP Morgan Value Opportunities                  0.76%
EQ/Lazard Small Cap Value                         0.86%
EQ/Marsico Focus                                  1.12%
EQ/Mercury Basic Value Equity                     0.86%
EQ/Mercury International Value                    1.18%
EQ/MFS Emerging Growth Companies                  0.91%
EQ/MFS Investors Trust                            0.91%
EQ/Small Company Value                            1.16%
EQ/TCW Equity                                     1.14%
EQ/Van Kampen Emerging Markets Equity             1.75%
EQ/Wells Fargo Montgomery Small Cap               1.26%
------------------------------------------------------


EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying Trust fees and expenses (including underlying portfolio fees and expenses).


The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated. The annual administrative charge is based on the charges that apply to a mix of estimated contract sizes, resulting in an estimated administrative charge for the purpose of these examples of $6.30 per $10,000.


                                                                   Fee table  13

We assume there is no waiver of the withdrawal charge. Total Separate Account A annual expenses used to compute the examples below are the maximum expenses rather than the lower current expenses discussed in "Charges and expenses" later in this prospectus. For a complete description of portfolio charges and expenses, please see the prospectuses for each Trust.

The fixed maturity options are not covered by the fee table and examples. However, the annual administrative charge, the withdrawal charge, the third-party transfer or exchange charge, and the charge if you elect a Variable Immediate Annuity payout option do apply to the fixed maturity options. A market value adjustment (up or down) will apply as a result of a withdrawal, transfer, or surrender of amounts from a fixed maturity option.

These examples should not be considered a representation of past or future expenses for any option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

The examples assume that you invest $10,000 in the contract for the time periods indicated. The examples also assume that your investment has a 5% return each year. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

14  Fee table

EQUI-VEST(R) SERIES 700 (EXPRESS)



--------------------------------------------------------------------------------------------------------------
                                                            If you surrender your contract at the end
                                                                  of the applicable time period
--------------------------------------------------------------------------------------------------------------
                                                        1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                            $   1,024.61   $   1,641.05   $   2,267.23   $   4,077.39
AXA Conservative Allocation                          $   1,012.81   $   1,606.02   $   2,209.46   $   3,967.53
AXA Conservative - Plus Allocation                   $   1,006.91   $   1,588.47   $   2,180.45   $   3,912.09
AXA Moderate Allocation                              $     996.10   $   1,556.23   $   2,127.09   $   3,809.55
AXA Moderate - Plus Allocation                       $   1,018.71   $   1,623.55   $   2,238.38   $   4,022.63
AXA Premier VIP Aggressive Equity                    $     967.58   $   1,470.88   $   1,985.15   $   3,533.58
AXA Premier VIP Core Bond                            $     967.58   $   1,470.88   $   1,985.15   $   3,533.58
AXA Premier VIP Health Care                          $   1,046.24   $   1,705.05   $   2,372.37   $   4,275.27
AXA Premier VIP High Yield                           $     963.65   $   1,459.07   $   1,965.44   $   3,494.86
AXA Premier VIP International Equity                 $   1,041.33   $   1,690.53   $   2,348.56   $   4,230.69
AXA Premier VIP Large Cap Core Equity                $   1,008.88   $   1,594.32   $   2,190.13   $   3,930.61
AXA Premier VIP Large Cap Growth                     $   1,002.98   $   1,576.76   $   2,161.08   $   3,874.94
AXA Premier VIP Large Cap Value                      $   1,002.00   $   1,573.83   $   2,156.23   $   3,865.63
AXA Premier VIP Small/Mid Cap Growth                 $   1,021.66   $   1,632.30   $   2,252.82   $   4,050.05
AXA Premier VIP Small/Mid Cap Value                  $   1,021.66   $   1,632.30   $   2,252.82   $   4,050.05
AXA Premier VIP Technology                           $   1,046.24   $   1,705.05   $   2,372.37   $   4,275.27
--------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                             $     940.05   $   1,387.97   $   1,846.41   $   3,259.20
EQ/Alliance Growth and Income                        $     948.90   $   1,414.68   $   1,891.19   $   3,348.25
EQ/Alliance Intermediate Government Securities       $     943.99   $   1,399.85   $   1,866.33   $   3,298.88
EQ/Alliance International                            $     972.50   $   1,485.64   $   2,009.75   $   3,581.75
EQ/Alliance Large Cap Growth*                        $     982.33   $   1,515.10   $   2,058.79   $   3,677.35
EQ/Alliance Quality Bond                             $     943.99   $   1,399.85   $   1,866.33   $   3,298.88
EQ/Alliance Small Cap Growth                         $     968.57   $   1,473.83   $   1,990.08   $   3,543.23
EQ/Bear Stearns Small Company Growth*                $   1,004.95   $   1,582.61   $   2,170.77   $   3,893.53
EQ/Bernstein Diversified Value                       $     957.75   $   1,441.33   $   1,935.79   $   3,436.49
EQ/Boston Advisors Equity Income*                    $     983.31   $   1,518.04   $   2,063.68   $   3,686.86
EQ/Calvert Socially Responsible                      $     981.35   $   1,512.15   $   2,053.90   $   3,667.83
EQ/Capital Guardian Growth                           $     961.68   $   1,453.16   $   1,955.56   $   3,475.44
EQ/Capital Guardian International                    $     989.21   $   1,535.68   $   2,092.99   $   3,743.69
EQ/Capital Guardian Research                         $     957.75   $   1,441.33   $   1,935.79   $   3,436.49
EQ/Capital Guardian U.S. Equity                      $     957.75   $   1,441.33   $   1,935.79   $   3,436.49
EQ/Caywood - Scholl High Yield Bond                  $     959.72   $   1,447.24   $   1,945.68   $   3,455.98
EQ/Equity 500 Index                                  $     918.42   $   1,322.48   $   1,734.31   $   3,038.03
EQ/Evergreen Omega                                   $     963.65   $   1,459.07   $   1,965.44   $   3,494.86
EQ/FI Mid Cap                                        $     963.65   $   1,459.07   $   1,965.44   $   3,494.86
EQ/FI Small/Mid Cap Value                            $     969.55   $   1,476.79   $   1,995.00   $   3,552.87
EQ/International Growth                              $     994.13   $   1,550.36   $   2,117.36   $   3,790.78
EQ/J.P. Morgan Core Bond                             $     938.09   $   1,382.03   $   1,836.43   $   3,239.30
EQ/JP Morgan Value Opportunities                     $     957.75   $   1,441.33   $   1,935.79   $   3,436.49
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                   If you annuitize at the end
                                                                  of the applicable time period
--------------------------------------------------------------------------------------------------------------
                                                        1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                            $     737.52   $   1,525.70   $   2,331.70   $   4,427.39
AXA Conservative Allocation                          $     724.93   $   1,488.92   $   2,272.14   $   4,317.53
AXA Conservative - Plus Allocation                   $     718.64   $   1,470.50   $   2,242.25   $   4,262.09
AXA Moderate Allocation                              $     707.09   $   1,436.66   $   2,187.23   $   4,159.55
AXA Moderate - Plus Allocation                       $     731.23   $   1,507.32   $   2,301.96   $   4,372.63
AXA Premier VIP Aggressive Equity                    $     676.66   $   1,347.07   $   2,040.93   $   3,883.58
AXA Premier VIP Core Bond                            $     676.66   $   1,347.07   $   2,040.93   $   3,883.58
AXA Premier VIP Health Care                          $     760.61   $   1,592.87   $   2,440.08   $   4,625.27
AXA Premier VIP High Yield                           $     672.47   $   1,334.67   $   2,020.60   $   3,844.86
AXA Premier VIP International Equity                 $     755.36   $   1,577.64   $   2,415.54   $   4,580.69
AXA Premier VIP Large Cap Core Equity                $     720.74   $   1,476.64   $   2,252.22   $   4,280.61
AXA Premier VIP Large Cap Growth                     $     714.44   $   1,458.21   $   2,222.27   $   4,224.94
AXA Premier VIP Large Cap Value                      $     713.39   $   1,455.13   $   2,217.27   $   4,215.63
AXA Premier VIP Small/Mid Cap Growth                 $     734.38   $   1,516.51   $   2,316.84   $   4,400.05
AXA Premier VIP Small/Mid Cap Value                  $     734.38   $   1,516.51   $   2,316.84   $   4,400.05
AXA Premier VIP Technology                           $     760.61   $   1,592.87   $   2,440.08   $   4,625.27
--------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                             $     647.28   $   1,260.05   $   1,897.91   $   3,609.20
EQ/Alliance Growth and Income                        $     656.73   $   1,288.08   $   1,944.07   $   3,698.25
EQ/Alliance Intermediate Government Securities       $     651.48   $   1,272.51   $   1,918.44   $   3,648.88
EQ/Alliance International                            $     681.91   $   1,362.56   $   2,066.28   $   3,931.75
EQ/Alliance Large Cap Growth*                        $     692.40   $   1,393.48   $   2,116.83   $   4,027.35
EQ/Alliance Quality Bond                             $     651.48   $   1,272.51   $   1,918.44   $   3,648.88
EQ/Alliance Small Cap Growth                         $     677.71   $   1,350.17   $   2,046.00   $   3,893.23
EQ/Bear Stearns Small Company Growth*                $     716.54   $   1,464.35   $   2,232.27   $   4,243.53
EQ/Bernstein Diversified Value                       $     666.17   $   1,316.05   $   1,990.05   $   3,786.49
EQ/Boston Advisors Equity Income*                    $     693.45   $   1,396.57   $   2,121.88   $   4,036.86
EQ/Calvert Socially Responsible                      $     691.35   $   1,390.39   $   2,111.79   $   4,017.83
EQ/Capital Guardian Growth                           $     670.37   $   1,328.47   $   2,010.43   $   3,825.44
EQ/Capital Guardian International                    $     699.75   $   1,415.09   $   2,152.09   $   4,093.69
EQ/Capital Guardian Research                         $     666.17   $   1,316.05   $   1,990.05   $   3,786.49
EQ/Capital Guardian U.S. Equity                      $     666.17   $   1,316.05   $   1,990.05   $   3,786.49
EQ/Caywood - Scholl High Yield Bond                  $     668.27   $   1,322.26   $   2,000.24   $   3,805.98
EQ/Equity 500 Index                                  $     624.20   $   1,191.30   $   1,784.31   $   3,388.03
EQ/Evergreen Omega                                   $     672.47   $   1,334.67   $   2,020.60   $   3,844.86
EQ/FI Mid Cap                                        $     672.47   $   1,334.67   $   2,020.60   $   3,844.86
EQ/FI Small/Mid Cap Value                            $     678.76   $   1,353.27   $   2,051.08   $   3,902.87
EQ/International Growth                              $     705.00   $   1,430.50   $   2,177.20   $   4,140.78
EQ/J.P. Morgan Core Bond                             $     645.18   $   1,253.81   $   1,887.62   $   3,589.30
EQ/JP Morgan Value Opportunities                     $     666.17   $   1,316.05   $   1,990.05   $   3,786.49
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                          If you do not surrender your contract at the
                                                              end of the applicable time period
--------------------------------------------------------------------------------------------------------------
                                                        1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TRUST:
--------------------------------------------------------------------------------------------------------------
AXA Aggressive Allocation                            $     387.52   $   1,175.70   $   1,981.70   $   4,077.39
AXA Conservative Allocation                          $     374.93   $   1,138.92   $   1,922.14   $   3,967.53
AXA Conservative - Plus Allocation                   $     368.64   $   1,120.50   $   1,892.25   $   3,912.09
AXA Moderate Allocation                              $     357.09   $   1,086.66   $   1,837.23   $   3,809.55
AXA Moderate - Plus Allocation                       $     381.23   $   1,157.32   $   1,951.96   $   4,022.63
AXA Premier VIP Aggressive Equity                    $     326.66   $     997.07   $   1,690.93   $   3,533.58
AXA Premier VIP Core Bond                            $     326.66   $     997.07   $   1,690.93   $   3,533.58
AXA Premier VIP Health Care                          $     410.61   $   1,242.87   $   2,090.08   $   4,275.27
AXA Premier VIP High Yield                           $     322.47   $     984.67   $   1,670.60   $   3,494.86
AXA Premier VIP International Equity                 $     405.36   $   1,227.64   $   2,065.54   $   4,230.69
AXA Premier VIP Large Cap Core Equity                $     370.74   $   1,126.64   $   1,902.22   $   3,930.61
AXA Premier VIP Large Cap Growth                     $     364.44   $   1,108.21   $   1,872.27   $   3,874.94
AXA Premier VIP Large Cap Value                      $     363.39   $   1,105.13   $   1,867.27   $   3,865.63
AXA Premier VIP Small/Mid Cap Growth                 $     384.38   $   1,166.51   $   1,966.84   $   4,050.05
AXA Premier VIP Small/Mid Cap Value                  $     384.38   $   1,166.51   $   1,966.84   $   4,050.05
AXA Premier VIP Technology                           $     410.61   $   1,242.87   $   2,090.08   $   4,275.27
--------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------
EQ/Alliance Common Stock                             $     297.28   $     910.05   $   1,547.91   $   3,259.20
EQ/Alliance Growth and Income                        $     306.73   $     938.08   $   1,594.07   $   3,348.25
EQ/Alliance Intermediate Government Securities       $     301.48   $     922.51   $   1,568.44   $   3,298.88
EQ/Alliance International                            $     331.91   $   1,012.56   $   1,716.28   $   3,581.75
EQ/Alliance Large Cap Growth*                        $     342.40   $   1,043.48   $   1,766.83   $   3,677.35
EQ/Alliance Quality Bond                             $     301.48   $     922.51   $   1,568.44   $   3,298.88
EQ/Alliance Small Cap Growth                         $     327.71   $   1,000.17   $   1,696.00   $   3,543.23
EQ/Bear Stearns Small Company Growth*                $     366.54   $   1,114.35   $   1,882.27   $   3,893.53
EQ/Bernstein Diversified Value                       $     316.17   $     966.05   $   1,640.05   $   3,436.49
EQ/Boston Advisors Equity Income*                    $     343.45   $   1,046.57   $   1,771.88   $   3,686.86
EQ/Calvert Socially Responsible                      $     341.35   $   1,040.39   $   1,761.79   $   3,667.83
EQ/Capital Guardian Growth                           $     320.37   $     978.47   $   1,660.43   $   3,475.44
EQ/Capital Guardian International                    $     349.75   $   1,065.09   $   1,802.09   $   3,743.69
EQ/Capital Guardian Research                         $     316.17   $     966.05   $   1,640.05   $   3,436.49
EQ/Capital Guardian U.S. Equity                      $     316.17   $     966.05   $   1,640.05   $   3,436.49
EQ/Caywood - Scholl High Yield Bond                  $     318.27   $     972.26   $   1,650.24   $   3,455.98
EQ/Equity 500 Index                                  $     274.20   $     841.30   $   1,434.31   $   3,038.03
EQ/Evergreen Omega                                   $     322.47   $     984.67   $   1,670.60   $   3,494.86
EQ/FI Mid Cap                                        $     322.47   $     984.67   $   1,670.60   $   3,494.86
EQ/FI Small/Mid Cap Value                            $     328.76   $   1,003.27   $   1,701.08   $   3,552.87
EQ/International Growth                              $     355.00   $   1,080.50   $   1,827.20   $   3,790.78
EQ/J.P. Morgan Core Bond                             $     295.18   $     903.81   $   1,537.62   $   3,239.30
EQ/JP Morgan Value Opportunities                     $     316.17   $     966.05   $   1,640.05   $   3,436.49
--------------------------------------------------------------------------------------------------------------


                                                                   Fee table  15

--------------------------------------------------------------------------------------------------------------
                                                            If you surrender your contract at the end
                                                                 of the applicable time period
--------------------------------------------------------------------------------------------------------------
                                                        1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                            $     985.28   $   1,523.92   $   2,073.46   $   3,705.84
EQ/Lazard Small Cap Value                            $     967.58   $   1,470.88   $   1,985.15   $   3,533.58
EQ/Long Term Bond                                    $     962.67   $   1,456.11   $   1,960.50   $   3,485.16
EQ/Lord Abbett Growth and Income                     $     971.52   $   1,482.69   $   2,004.84   $   3,572.13
EQ/Lord Abbett Large Cap Core                        $     971.52   $   1,482.69   $   2,004.84   $   3,572.13
EQ/Lord Abbett Mid Cap Value                         $     976.43   $   1,497.43   $   2,029.39   $   3,620.11
EQ/Marsico Focus                                     $     981.35   $   1,512.15   $   2,053.90   $   3,667.83
EQ/Mercury Basic Value Equity                        $     950.87   $   1,420.60   $   1,901.11   $   3,367.93
EQ/Mercury International Value                       $     987.25   $   1,529.80   $   2,083.23   $   3,724.78
EQ/Mergers and Acquisitions                          $   1,096.39   $   1,852.24   $   2,612.22   $   4,716.91
EQ/MFS Emerging Growth Companies                     $     958.73   $   1,444.29   $   1,940.74   $   3,446.24
EQ/MFS Investors Trust                               $     957.75   $   1,441.33   $   1,935.79   $   3,436.49
EQ/Money Market                                      $     927.27   $   1,349.31   $   1,780.91   $   3,129.11
EQ/Montag & Caldwell Growth*                         $     974.47   $   1,491.53   $   2,019.58   $   3,600.95
EQ/PIMCO Real Return                                 $     962.67   $   1,456.11   $   1,960.50   $   3,485.16
EQ/Short Duration Bond                               $     984.30   $   1,520.98   $   2,068.57   $   3,696.35
EQ/Small Company Index                               $     926.29   $   1,346.33   $   1,775.74   $   3,119.03
EQ/Small Company Value*                              $     979.38   $   1,506.26   $   2,044.10   $   3,648.77
EQ/TCW Equity*                                       $     979.38   $   1,506.26   $   2,044.10   $   3,648.77
EQ/UBS Growth and Income*                            $     978.40   $   1,503.32   $   2,039.20   $   3,639.23
EQ/Van Kampen Comstock                               $     971.52   $   1,482.69   $   2,004.84   $   3,572.13
EQ/Van Kampen Emerging Markets Equity*               $   1,041.33   $   1,690.53   $   2,348.56   $   4,230.69
EQ/Van Kampen Mid Cap Growth                         $     976.43   $   1,497.43   $   2,029.39   $   3,620.11
EQ/Wells Fargo Montgomery Small Cap                  $   1,612.58   $   3,274.94   $   4,785.89   $   8,093.52
--------------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity         $   1,267.47   $   2,342.29   $   3,390.82   $   6,056.44
--------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                          $     999.05   $   1,565.03   $   2,141.67   $   3,837.63
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                                  If you annuitize at the end
                                                                 of the applicable time period
--------------------------------------------------------------------------------------------------------------
                                                        1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                            $     695.55   $   1,402.75   $   2,131.96   $   4,055.84
EQ/Lazard Small Cap Value                            $     676.66   $   1,347.07   $   2,040.93   $   3,883.58
EQ/Long Term Bond                                    $     671.42   $   1,331.57   $   2,015.52   $   3,835.16
EQ/Lord Abbett Growth and Income                     $     680.86   $   1,359.46   $   2,061.22   $   3,922.13
EQ/Lord Abbett Large Cap Core                        $     680.86   $   1,359.46   $   2,061.22   $   3,922.13
EQ/Lord Abbett Mid Cap Value                         $     686.11   $   1,374.94   $   2,086.53   $   3,970.11
EQ/Marsico Focus                                     $     691.35   $   1,390.39   $   2,111.79   $   4,017.83
EQ/Mercury Basic Value Equity                        $     658.82   $   1,294.30   $   1,954.30   $   3,717.93
EQ/Mercury International Value                       $     697.65   $   1,408.92   $   2,142.03   $   4,074.78
EQ/Mergers and Acquisitions                          $     814.13   $   1,747.38   $   2,687.34   $   5,066.91
EQ/MFS Emerging Growth Companies                     $     667.22   $   1,319.16   $   1,995.15   $   3,796.24
EQ/MFS Investors Trust                               $     666.17   $   1,316.05   $   1,990.05   $   3,786.49
EQ/Money Market                                      $     633.64   $   1,219.46   $   1,830.91   $   3,479.11
EQ/Montag & Caldwell Growth*                         $     684.01   $   1,368.75   $   2,076.41   $   3,950.95
EQ/PIMCO Real Return                                 $     671.42   $   1,331.57   $   2,015.52   $   3,835.16
EQ/Short Duration Bond                               $     694.50   $   1,399.66   $   2,126.92   $   4,046.35
EQ/Small Company Index                               $     632.59   $   1,216.34   $   1,825.74   $   3,469.03
EQ/Small Company Value*                              $     689.26   $   1,384.21   $   2,101.69   $   3,998.77
EQ/TCW Equity*                                       $     689.26   $   1,384.21   $   2,101.69   $   3,998.77
EQ/UBS Growth and Income*                            $     688.21   $   1,381.12   $   2,096.64   $   3,989.23
EQ/Van Kampen Comstock                               $     680.86   $   1,359.46   $   2,061.22   $   3,922.13
EQ/Van Kampen Emerging Markets Equity*               $     755.36   $   1,577.64   $   2,415.54   $   4,580.69
EQ/Van Kampen Mid Cap Growth                         $     686.11   $   1,374.94   $   2,086.53   $   3,970.11
EQ/Wells Fargo Montgomery Small Cap                  $   1,365.03   $   3,240.95   $   4,928.61   $   8,443.52
--------------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity         $     996.71   $   2,261.81   $   3,490.06   $   6,406.44
--------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                          $     710.24   $   1,445.90   $   2,202.26   $   4,187.63
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
                                                         If you do not surrender your contract at the end
                                                                  of the applicable time period
--------------------------------------------------------------------------------------------------------------
                                                        1 year        3 years        5 years        10 years
--------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST:
--------------------------------------------------------------------------------------------------------------
EQ/Janus Large Cap Growth                            $     345.55   $   1,052.75   $   1,781.96   $   3,705.84
EQ/Lazard Small Cap Value                            $     326.66   $     997.07   $   1,690.93   $   3,533.58
EQ/Long Term Bond                                    $     321.42   $     981.57   $   1,665.52   $   3,485.16
EQ/Lord Abbett Growth and Income                     $     330.86   $   1,009.46   $   1,711.22   $   3,572.13
EQ/Lord Abbett Large Cap Core                        $     330.86   $   1,009.46   $   1,711.22   $   3,572.13
EQ/Lord Abbett Mid Cap Value                         $     336.11   $   1,024.94   $   1,736.53   $   3,620.11
EQ/Marsico Focus                                     $     341.35   $   1,040.39   $   1,761.79   $   3,667.83
EQ/Mercury Basic Value Equity                        $     308.82   $     944.30   $   1,604.30   $   3,367.93
EQ/Mercury International Value                       $     347.65   $   1,058.92   $   1,792.03   $   3,724.78
EQ/Mergers and Acquisitions                          $     464.13   $   1,397.38   $   2,337.34   $   4,716.91
EQ/MFS Emerging Growth Companies                     $     317.22   $     969.16   $   1,645.15   $   3,446.24
EQ/MFS Investors Trust                               $     316.17   $     966.05   $   1,640.05   $   3,436.49
EQ/Money Market                                      $     283.64   $     869.46   $   1,480.91   $   3,129.11
EQ/Montag & Caldwell Growth*                         $     334.01   $   1,018.75   $   1,726.41   $   3,600.95
EQ/PIMCO Real Return                                 $     321.42   $     981.57   $   1,665.52   $   3,485.16
EQ/Short Duration Bond                               $     344.50   $   1,049.66   $   1,776.92   $   3,696.35
EQ/Small Company Index                               $     282.59   $     866.34   $   1,475.74   $   3,119.03
EQ/Small Company Value*                              $     339.26   $   1,034.21   $   1,751.69   $   3,648.77
EQ/TCW Equity*                                       $     339.26   $   1,034.21   $   1,751.69   $   3,648.77
EQ/UBS Growth and Income*                            $     338.21   $   1,031.12   $   1,746.64   $   3,639.23
EQ/Van Kampen Comstock                               $     330.86   $   1,009.46   $   1,711.22   $   3,572.13
EQ/Van Kampen Emerging Markets Equity*               $     405.36   $   1,227.64   $   2,065.54   $   4,230.69
EQ/Van Kampen Mid Cap Growth                         $     336.11   $   1,024.94   $   1,736.53   $   3,620.11
EQ/Wells Fargo Montgomery Small Cap                  $   1,015.03   $   2,890.95   $   4,578.61   $   8,093.52
--------------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE INSURANCE TRUST:
--------------------------------------------------------------------------------------------------------------
Laudus Rosenberg VIT Value Long/Short Equity         $     646.71   $   1,911.81   $   3,140.06   $   6,056.44
--------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.:
--------------------------------------------------------------------------------------------------------------
U.S. Real Estate - Class II                          $     360.24   $   1,095.90   $   1,852.26   $   3,837.63
--------------------------------------------------------------------------------------------------------------



* This is the option's new name, effective on or about May 9, 2005, subject to regulatory approval. Please see "Portfolios of the trust" in "Contract features and benefits" later in this prospectus for the option's former name.


16  Fee table

CONDENSED FINANCIAL INFORMATION


Please see Appendix II at the end of this prospectus for the unit values and the number of units outstanding as of the end of the period shown for each of the variable investment options available as of December 31, 2004.


                                                                   Fee table  17

1. Contract features and benefits

--------------------------------------------------------------------------------

HOW YOU CAN PURCHASE AND CONTRIBUTE TO YOUR CONTRACT


You may purchase a contract by making payments to us that we call "contributions." We require a minimum contribution amount to purchase a contract. The minimum contribution amount under our automatic investment program is $20. We discuss the automatic investment program under "About other methods of payment" in "More information" later in this prospectus. The following table summarizes our rules regarding contributions to your contract. All ages in the table refer to the age of the annuitant named in the contract.


--------------------------------------------------------------------------------
The "annuitant" is the person who is the measuring life for determining contract benefits. The annuitant is not necessarily the contract owner.
--------------------------------------------------------------------------------


-------------------------------------------------------------------------
Contract          Available for              Minimum
type              annuitant issue ages       contributions
-------------------------------------------------------------------------
NQ                0 through 83               $50 (initial and additional)
-------------------------------------------------------------------------
Traditional IRA   0 through 83               $50 (initial and additional)
-------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Contract          Source of                                          Limitations on
type              contributions                                      contributions
------------------------------------------------------------------------------------------------------------
NQ                o  After-tax money.                                o  Additional contributions can be made
                                                                        up to age 84.
                  o  Paid to us by check or transfer of contract
                     value in a tax deferred exchange under
                     Section 1035 of the Internal Revenue Code.

                  o  Paid to us by an employer who establishes a
                     payroll deduction program.
------------------------------------------------------------------------------------------------------------
Traditional IRA   o  "Regular" traditional IRA contributions         o  Additional rollover contributions
                     either made by you or paid to us by an             can be made up to age 84.
                     employer who establishes a payroll deduction
                     program.                                        o  Regular IRA contributions may not
                                                                        exceed $4,000 for 2005; same for
                  o  Additional catch-up contributions.                 2006.

                  o  Eligible rollover distributions from TSA        o  No regular IRA contributions in the
                     contracts or other 403(b) arrangements,            calendar year you turn age 701/2 and
                     qualified plans and governmental employer          thereafter.
                     EDC plans.
                                                                     o  Rollover and direct transfer
                  o  Rollovers from another traditional                 contributions after age 701/2 must
                     individual retire- ment arrangement.               be net of required minimum
                                                                        distributions.
                  o  Direct custodian-to- custodian transfers
                     from other traditional individual retirement    o  Although we accept rollover and
                     arrangements.                                      direct transfer contribu- tions
                                                                        under the traditional IRA contracts,
                                                                        we intend that these contracts be
                                                                        used for ongoing regular
                                                                        contributions.

                                                                     o  Additional catch-up contributions
                                                                        of up to $500 can be made for the
                                                                        calendar year 2005 ($1,000 for 2006)
                                                                        where the owner is at least age 50
                                                                        but under age 701/2 at any time
                                                                        during the calendar year for which
                                                                        the contribution is made.
------------------------------------------------------------------------------------------------------------


18  Contract features and benefits

-------------------------------------------------------------------------
Contract          Available for              Minimum
type              annuitant issue ages       contributions
-------------------------------------------------------------------------
Roth IRA             0 through 83            $50 (initial and additional)
-------------------------------------------------------------------------
Inherited IRA        0-70                    $5,000 (initial)
(traditional IRA                             $1,000 (additional)
or Roth IRA)
-------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------
Contract          Source of                                          Limitations on
type              contributions                                      contributions
------------------------------------------------------------------------------------------------------------
Roth IRA          o  Regular after-tax contribu- tions either        o  Additional contributions can be made
                     made by you or paid to us by an employer who       up to age 84.
                     establishes a payroll deduction program.
                                                                     o  Regular Roth IRA contributions may
                  o  Additional catch-up contributions                  not exceed $4,000 for 2005; same for
                                                                        2006.
                  o  Rollovers from another Roth IRA.
                                                                     o  Contributions are subject to income
                  o  Conversion rollovers from a traditional IRA.       limits and other tax rules. See
                                                                        "Contributions to Roth IRAs" in "Tax
                  o  Direct transfers from another Roth IRA.            information" later in this
                                                                        prospectus.

                                                                     o  Additional catch-up contributions of
                                                                        up to $500 can be made for the
                                                                        calendar year 2005 ($1,000 for 2006)
                                                                        where the owner is at least age 50 at
                                                                        any time during the calendar year for
                                                                        which the contribution is made.
------------------------------------------------------------------------------------------------------------
Inherited IRA     o  Direct custodian-to- custodian transfers of     o  Any additional contributions must be
(traditional         your interest as death beneficiary of the          from same type of IRA of same
IRA or Roth IRA)     deceased owner's traditional individual            deceased owner.
                     retire- ment arrangement or Roth IRA to an
                     IRA of the same type.
------------------------------------------------------------------------------------------------------------



See "Tax information" later in this prospectus for a more detailed discussion of sources of contributions and certain contribution limitations. We may refuse to accept any contribution if the sum of all contributions under all EQUI-VEST(R) series contracts with the same owner or annuitant would then total more than $1,500,000 ($500,000 for owners or annuitants who are 81 and older at contract issue). We may also refuse to accept any contribution if the sum of all contributions under all AXA Equitable annuity accumulation contracts with the same owner or annuitant would then total more than $2,500,000.


For information on when contributions are credited, see "Dates and prices at which contract events occur" in "More information" later in this prospectus.

                                              Contract features and benefits  19

OWNER AND ANNUITANT REQUIREMENTS

Under NQ contracts, the annuitant can be different than the owner. A joint owner may also be named. Only natural persons can be joint owners. This means that an entity such as a corporation cannot be a joint owner.

Under traditional and Roth IRA contracts, the owner and annuitant must be the same person. For owner and annuitant requirements for Inherited IRA, see "Inherited IRA beneficiary continuation contract" later in this prospectus.

HOW YOU CAN MAKE YOUR CONTRIBUTIONS


Except as noted below, contributions must be made by check drawn on a U.S. bank in U.S. dollars, and made payable to AXA Equitable. We may also apply contributions made pursuant to a 1035 tax-free exchange or direct transfer. We do not accept third-party checks endorsed to us except for rollover contributions, tax-free exchanges or trustee checks that involve no refund. All checks are subject to our ability to collect the funds. We reserve the right to reject a payment if it is received in an unacceptable form.

Additional contributions may also be made by wire transfer or our automatic investment program. The methods of payment are discussed in detail under "About other methods of payment" in "More information" later in this prospectus.


Your initial contribution must generally be accompanied by an application and any other form we need to process the contributions. If any information is missing or unclear, we will try to obtain that information. If we are unable to obtain all of the information we require within five business days after we receive an incomplete application or form, we will inform the financial professional submitting the application on your behalf. We will then return the contribution to you unless you specifically direct us to keep your contribution until we receive the required information.

Generally, you may make additional contributions at any time. You may do so in single sum amounts, on a regular basis, or as your financial situation permits.

--------------------------------------------------------------------------------
Our "business day" generally is any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------


WHAT ARE YOUR INVESTMENT OPTIONS UNDER THE CONTRACT?


Your investment options are the variable investment options and the fixed maturity options.

VARIABLE INVESTMENT OPTIONS

Your investment results in any one of the variable investment options will depend on the investment performance of the underlying portfolios. You can lose your principal when investing in the variable investment options. In periods of poor market performance, the net return, after charges and expenses, may result in negative yields, including for the EQ/Money Market variable investment option. Listed below are the currently available portfolios, their investment objectives, and their advisers.

--------------------------------------------------------------------------------
You can choose from among the variable investment options and fixed maturity options.
--------------------------------------------------------------------------------

20  Contract features and benefits

PORTFOLIOS OF THE TRUSTS


You should note that some portfolios have objectives and strategies that are substantially similar to those of certain funds that are purchased directly rather than under a variable insurance product such as EQUI-VEST(R) Express(SM). These portfolios may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.


AXA Equitable serves as the investment manager of the portfolios of AXA Premier VIP Trust and EQ Advisors Trust. As such, AXA Equitable oversees the activities of the investment advisers with respect to the Trusts and is responsible for retaining or discontinuing the services of those advisers. The advisers for these portfolios, listed in the chart below, are those who make the investment decisions for each portfolio. The chart also indicates the investment manager for each of the other portfolios.



-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective                                                 Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION     Seeks long-term capital appreciation.                     o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION   Seeks a high level of current income.                     o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS         Seeks current income and growth of capital, with a        o AXA Equitable
 ALLOCATION                   greater emphasis on current income.
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION       Seeks long-term capital appreciation and current income.  o AXA Equitable
-----------------------------------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS             Seeks long-term capital appreciation and current income,  o AXA Equitable
 ALLOCATION                   with a greater emphasis on capital appreciation.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE    Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 EQUITY                                                                                 o MFS Investment Management
                                                                                        o Marsico Capital Management, LLC
                                                                                        o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND     Seeks a balance of high current income and capital        o BlackRock Advisors, Inc.
                              appreciation, consistent with a prudent level of risk.    o Pacific Investment Management Company LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE   Seeks long-term growth of capital.                        o A I M Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD    Seeks high total return through a combination of current  o Alliance Capital Management L.P.
                              income and capital appreciation.                          o Pacific Investment Management Company LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP               Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 INTERNATIONAL EQUITY                                                                   Bernstein Investment Research and
                                                                                        Management Unit
                                                                                        o J.P. Morgan Investment Management Inc.
                                                                                        o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                        o Alliance Capital Management L.P., through
 CORE EQUITY                                                                            Bernstein Investment Research and
                                                                                        Management Unit
                                                                                        o Janus Capital Management LLC
                                                                                        o Thornburg Investment Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 GROWTH                                                                                 o RCM Capital Management LLC
                                                                                        o TCW Investment Management Company
-----------------------------------------------------------------------------------------------------------------------------------


                                              Contract features and benefits  21

-----------------------------------------------------------------------------------------------------------------------------------
AXA Premier VIP Trust
Portfolio Name                Objective                                                 Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP     Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 VALUE                                                                                  o Institutional Capital Corporation
                                                                                        o MFS Investment Management
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital.                        o Alliance Capital Management L.P.
 CAP GROWTH                                                                             o Franklin Advisers, Inc.
                                                                                        o Provident Investment Counsel, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID     Seeks long-term growth of capital.                        o AXA Rosenberg Investment Management LLC
 CAP VALUE                                                                              o TCW Investment Management Company
                                                                                        o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY    Seeks long-term growth of capital.                        o Firsthand Capital Management, Inc.
                                                                                        o RCM Capital Management LLC
                                                                                        o Wellington Management Company, LLP
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name*               Objective                                                 Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK      Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND        Seeks to provide a high total return.                     o Alliance Capital Management L.P.
 INCOME
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE      Seeks to achieve high current income consistent with      o Alliance Capital Management L.P.
 GOVERNMENT SECURITIES        relative stability of principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL     Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP         Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
 GROWTH(1)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND      Seeks to achieve high current income consistent with      o Alliance Capital Management L.P.
                              moderate risk to capital.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP         Seeks to achieve long-term growth of capital.             o Alliance Capital Management L.P.
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS               Seeks to achieve capital appreciation.                    o Bear Stearns Asset Management Inc.
 SMALL COMPANY GROWTH(7)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED      Seeks capital appreciation.                               o Alliance Capital Management L.P.,
 VALUE                                                                                    through its Bernstein Investment Research
                                                                                          and Management Unit
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY     Seeks a combination of growth and income to achieve an    o Boston Advisors, Inc.
 INCOME(4)                    above-average and consistent total return.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY           Seeks long-term capital appreciation.                     o Calvert Asset Management Company, Inc.
 RESPONSIBLE                                                                            and Brown Capital Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH    Seeks long-term growth of capital.                        o Capital Guardian Trust Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           To achieve long-term growth of capital.                   o Capital Guardian Trust Company
 INTERNATIONAL
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN           Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 RESEARCH
-----------------------------------------------------------------------------------------------------------------------------------


22  Contract features and benefits

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name*               Objective                                                 Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S.      Seeks to achieve long-term growth of capital.             o Capital Guardian Trust Company
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAYWOOD-SCHOLL HIGH        Seeks to maximize current income.                         o Caywood-Scholl Capital Management
 YIELD BOND
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX           Seeks a total return before expenses that approximates    o Alliance Capital Management L.P.
                              the total return performance of the S&P 500 Index,
                              including reinvestment of dividends, at a risk level
                              consistent with that of the S&P 500 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA            Seeks long-term capital growth.                           o Evergreen Investment Management
                                                                                          Company, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI MID CAP                 Seeks long-term growth of capital.                        o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE     Seeks long-term capital appreciation.                     o Fidelity Management & Research Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/INTERNATIONAL GROWTH       Seeks to achieve capital appreciation.                    o SSgA Funds Management, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND      Seeks to provide a high total return consistent with      o J.P. Morgan Investment Management Inc.
                              moderate risk to capital and maintenance of liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JP MORGAN VALUE            Long-term capital appreciation.                           o J.P. Morgan Investment Management Inc.
 OPPORTUNITIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH     Seeks long-term growth of capital.                        o Janus Capital Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE     Seeks capital appreciation.                               o Lazard Asset Management LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LONG TERM BOND             Seeks to maximize income and capital appreciation         o Boston Advisors, Inc.
                              through investment in long-maturity debt obligations.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT GROWTH AND     Capital appreciation and growth of income without         o Lord, Abbett & Co. LLC
 INCOME                       excessive fluctuation in market value.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT LARGE CAP      Capital appreciation and growth of income with            o Lord, Abbett & Co. LLC
 CORE                         reasonable risk.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/LORD ABBETT MID CAP VALUE  Capital appreciation.                                     o Lord, Abbett & Co, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS              Seeks long-term growth of capital.                        o Marsico Capital Management, LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE        Seeks capital appreciation and secondarily, income.       o Mercury Advisors
 EQUITY
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL      Seeks capital appreciation.                               o Merrill Lynch Investment Managers
 VALUE                                                                                    International Limited
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MERGERS AND ACQUISITIONS   Seeks to achieve capital appreciation.                    o GAMCO Investors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH        Seeks to provide long-term capital growth.                o MFS Investment Management
 COMPANIES
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST        Seeks long-term growth of capital with secondary          o MFS Investment Management
                              objective to seek reasonable current income.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET               Seeks to obtain a high level of current income, preserve  o Alliance Capital Management L.P.
                              its assets and maintain liquidity.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL          Seeks to achieve capital appreciation.                    o Montag & Caldwell, Inc.
 GROWTH(5)
-----------------------------------------------------------------------------------------------------------------------------------


                                              Contract features and benefits  23

-----------------------------------------------------------------------------------------------------------------------------------
EQ Advisors Trust
Portfolio Name*               Objective                                                 Adviser(s)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/PIMCO REAL RETURN          Seeks maximum real return consistent with preservation    o Pacific Investment Management Company,
                              of real capital and prudent investment management.        LLC
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SHORT DURATION BOND        Seeks current income with reduced volatility of           o Boston Advisors, Inc.
                              principal.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX        Seeks to replicate as closely as possible (before the     o Alliance Capital Management L. P.
                              deduction of portfolio expenses) the total return of the
                              Russell 2000 Index.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE(8)     Seeks to maximize capital appreciation.                   o GAMCO Investors, Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY(3)              Seeks to achieve long-term capital appreciation.          o TCW Investment Management Company
-----------------------------------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME(6)   Seeks to achieve total return through capital             o UBS Global Asset Management
                              appreciation with income as a secondary consideration.    (Americas) Inc.
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN COMSTOCK        Capital growth and income.                                o Morgan Stanley Investment Management Inc
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING        Seeks long-term capital appreciation.                     o Morgan Stanley Investment Management Inc.
 MARKETS EQUITY(2)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN MID CAP         Capital growth.                                           o Morgan Stanley Investment Management Inc
 GROWTH
-----------------------------------------------------------------------------------------------------------------------------------
EQ/WELLS FARGO MONTGOMERY     Seeks long-term capital appreciation.                     o Wells Capital Management Inc.
 SMALL CAP
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
LAUDUS VARIABLE
INSURANCE TRUST
PORTFOLIO NAME                Objective                                                 Investment Manager/Adviser
-----------------------------------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE    Seeks to increase the value of your investment in bull    o Charles Schwab Investment Management, Inc.
 LONG/SHORT EQUITY            markets and bear markets through strategies that are      o AXA Rosenberg Investment Management LLC
                              designed to have limited exposure to general equity
                              market risk.
-----------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
THE UNIVERSAL INSTITUTIONAL
FUNDS, INC.
PORTFOLIO NAME                Objective                                                 Investment Manager
-----------------------------------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II  Seeks to provide above average current income and long-   o Van Kampen (is the name under which
                              term capital appreciation by investing primarily in       Morgan Stanley Investment Management Inc.
                              equity securities of companies in the U.S. real           does business in certain situations)
                              estate industry, including real estate investment
                              trusts.
-----------------------------------------------------------------------------------------------------------------------------------



* This portfolio information reflects the portfolio's name change effective on or about May 9, 2005, subject to regulatory approval. The table below reflects the portfolio information in effect until on or about May 9, 2005. The number in the "FN" column corresponds with the number contained in the chart above.



-----------------------------------------
FN    Portfolio Name until May 9, 2005
-----------------------------------------
(1)   EQ/Alliance Premier Growth
(2)   EQ/Emerging Markets Equity
(3)   EQ/Enterprise Equity
(4)   EQ/Enterprise Equity Income
(5)   EQ/Enterprise Growth
(6)   EQ/Enterprise Growth and Income
(7)   EQ/Enterprise Small Company Growth
(8)   EQ/Enterprise Small Company Value
-----------------------------------------


You should consider the investment objectives, risks and charges and expenses of the portfolios carefully before investing. The prospectuses for the Trusts contain this and other important information about the portfolios. The prospectuses should be read carefully before investing. In order to obtain copies of Trust prospectuses that do not accompany this prospectus, you may call one of our customer service representatives at 1 (800) 628-6673.

24  Contract features and benefits

FIXED MATURITY OPTIONS


We offer fixed maturity options with maturity dates generally ranging from one to ten years. We will not accept allocations to a fixed maturity option if on the date the contribution or transfer is to be applied the rate to maturity is 3%. This means that at points in time there may be no fixed maturity options available. You can allocate your contributions to one or more of these fixed maturity options. However, you may not allocate more than one contribution to any one fixed maturity option. These amounts become part of a non-unitized separate account. They will accumulate interest at the "rate to maturity" for each fixed maturity option. The total amount you allocate to and accumulate in each fixed maturity option is called the "fixed maturity amount." The fixed maturity options are not available in contracts issued in Maryland or for contracts issued on or after August 13, 2001 in Washington.


--------------------------------------------------------------------------------
Fixed maturity options generally range from one to ten years to maturity.
--------------------------------------------------------------------------------

The rate to maturity you will receive for each fixed maturity option is the rate to maturity in effect for new contributions allocated to that fixed maturity option on the date we apply your contribution.

On the maturity date of a fixed maturity option, your fixed maturity amount, assuming you have not made any withdrawals or transfers, will equal your contribution to that fixed maturity option plus interest, at the rate to maturity for that contribution. This is the fixed maturity option's "maturity value." Before maturity, the current value we will report for your fixed maturity amount will reflect a market value adjustment. Your current value will reflect the market value adjustment that we would make if you were to withdraw all of your fixed maturity amounts on the date of the report. We call this your "market adjusted amount."


FIXED MATURITY OPTIONS AND MATURITY DATES. As of May 1, we currently offer fixed maturity options ending on June 15th for maturity years ranging from 2006 through 2015. Not all of the fixed maturity options will be available for annuitants ages 76 and above. See "Allocating your contributions" below. As fixed maturity options expire, we expect to add maturity years so that generally 10 fixed maturity options are available at any time.


We will not accept allocations to a fixed maturity option if on the date the contribution is to be applied:

o you previously allocated a contribution or made a transfer to the same fixed maturity option; or
o    the rate to maturity is 3%; or
o    the fixed maturity option's maturity date is within 45 days; or
o the fixed maturity option's maturity date is later than the date annuity payments are to begin.

YOUR CHOICES AT THE MATURITY DATE. We will notify you at least 45 days before each of your fixed maturity options is scheduled to mature. At that time, you may choose to have one of the following take place on the maturity date, as long as none of the conditions listed above or in "Allocating your contributions" below would apply:

(a) transfer the maturity value into another available fixed maturity option, or into any of the variable investment options; or

(b)  withdraw the maturity value (there may be a withdrawal charge).


If we do not receive your choice on or before the fixed maturity option's maturity date, we will automatically transfer your maturity value into the next available fixed maturity option (or another investment option if we are required to do so by any state regulation). As of February 15, 2005 the next available maturity date was June 15, 2011 (see "About our fixed maturity options" in "More information" later in this prospectus). We may change our procedures in the future.

MARKET VALUE ADJUSTMENT. If you make any withdrawals (including transfers, surrender or termination of your contract, or when we make deductions for charges) from a fixed maturity option before it matures, we will make a market value adjustment, which will increase or decrease any fixed maturity amount you have in that fixed maturity option. The amount of the adjustment will depend on two factors:


(a) the difference between the rate to maturity that applies to the amount being withdrawn and the rate to maturity in effect at that time for new allocations to that same fixed maturity option, and

(b)  the length of time remaining until the maturity date.

In general, if interest rates rise from the time that you originally allocate an amount to a fixed maturity option to the time that you take a withdrawal, the market value adjustment will be negative. Likewise, if interest rates drop at the end of that time, the market value adjustment will be positive. Also, the amount of the market value adjustment, either up or down, will be greater the longer the time remaining until the fixed maturity option's maturity date. Therefore, it is possible that the market value adjustment could greatly reduce your value in the fixed maturity options, particularly in the fixed maturity options with later maturity dates.

We provide an illustration of the market adjusted amount of specified maturity values, an explanation of how we calculate the market value adjustment, and information concerning our general account and investments purchased with amounts allocated to the fixed maturity options, in "More information" later in this prospectus. Appendix II at the end of this prospectus provides an example of how the market value adjustment is calculated.

ALLOCATING YOUR CONTRIBUTIONS

You may choose from among two ways to allocate your contributions: self-directed and principal assurance.

SELF-DIRECTED ALLOCATION

You may allocate your contributions to one or more, or all of the investment options. However, you may not allocate more than one contribution to any one fixed maturity option. If the annuitant is age 76 or older, you may only allocate contributions to fixed maturity options with maturities of five years or less. Allocations must be in whole percentages and you may change your allocation percentages at any time. However, the total of your allocations must equal 100%. Once your contributions are allocated to the investment options they become part of your account value. We discuss account value in "Determining your contract's value" later in this prospectus.

PRINCIPAL ASSURANCE ALLOCATION

Under this allocation program, you select a fixed maturity option and we specify the portion of your initial contribution to be allocated to

                                              Contract features and benefits  25
that fixed maturity option in an amount that will cause the maturity value to equal the amount of your entire initial contribution on the fixed maturity option's maturity date. The maturity date you select generally may not be later than 10 years, or earlier than 7 years from your contract date. You allocate the rest of your contribution to the variable investment options however you choose.


For example, if your initial contribution is $10,000, and on February 15, 2005 you chose the fixed maturity option with a maturity date of June 15, 2014, since the rate to maturity was 3.65% on February 15, 2005, we would have allocated $7,156 to that fixed maturity option and the balance to your choice of variable investment options. On the maturity date your value in the fixed maturity option would be $10,000.

The principal assurance allocation is only available for annuitant ages 75 or younger when the contract is issued. If you are purchasing an AXA Equitable traditional IRA contract, before you select a maturity year that would extend beyond the year in which you will reach age 701/2, you should consider whether your value in the variable investment options, or your other traditional IRA funds, are sufficient to meet your required minimum distributions. See "Tax information" later in this prospectus.


YOUR RIGHT TO CANCEL WITHIN A CERTAIN NUMBER OF DAYS

If, for any reason, you are not satisfied with your contract, you may return it to us for a refund. To exercise this cancellation right, you must mail the contract directly to our processing office within 10 days after you receive it. If state law requires, this "free look" period may be longer.

For contributions allocated to the variable investment options, your refund will equal your contributions, reflecting any investment gain or loss that also reflects the daily charges we deduct. For contributions allocated to the fixed maturity options, your refund will equal the amount of the contribution allocated to the fixed maturity options reflecting any positive or negative market value adjustments. Some states require that we refund the full amount of your contribution (not including any investment gain or loss, interest, or market value adjustment). For an IRA contract returned to us within seven days after you receive it, we are required to refund the full amount of your contribution.


If you reside in the state of California and you are age 60 and older at the time the contract is issued, you may return your variable annuity contract within 30 days from the date that you receive it and receive a refund as described below.

If you allocate your entire initial contribution to the EQ/Money Market option, the amount of your refund will be equal to your contribution less interest, unless you make a transfer, in which case the amount of your refund will be equal to your account value on the date we receive your request to cancel at our processing office. This amount could be less than your initial amount. If you allocate any portion of your initial contribution to the variable investment options (other than the EQ/Money Market option) and/or fixed maturity options, your refund will be equal to your account value on the date we receive your request to cancel at our processing office.


We may require that you wait six months before you apply for a contract with us again if:

o    you cancel your contract during the free look period; or

o you change your mind before you receive your contract whether we have received your contribution or not.

Please see "Tax information" later in this prospectus for possible consequences of cancelling your contract.

In addition to the cancellation right described above, if you fully or partially convert an existing traditional IRA contract to a Roth IRA contract, you may cancel your Roth IRA contract and return to a traditional IRA contract. Our processing office, or your financial professional, can provide you with the cancellation instructions. Ask for the form entitled "EQUI-VEST(R) Roth IRA Re-Characterization Form."


INHERITED IRA BENEFICIARY CONTINUATION CONTRACT

This contract is available to an individual beneficiary of a traditional IRA or a Roth IRA where the deceased owner held the individual retirement account or annuity (or Roth individual retirement account or annuity) with an insurance company or financial institution other than AXA Equitable. The purpose of the inherited IRA beneficiary continuation contract is to permit the beneficiary to change the funding vehicle that the deceased owner selected ("original IRA") while taking the required minimum distribution payments that must be made to the beneficiary after the deceased owner's death. This contract is intended only for beneficiaries who want to take payments at least annually over their life expectancy. These payments generally must begin (or must have begun) no later than December 31 of the calendar year following the year the deceased owner died. This contract is not suitable for beneficiaries electing the "5-year rule." See "Beneficiary continuation option for traditional IRA and Roth IRA contracts" in "Payment of the death benefit" later in this prospectus. You should discuss with your tax adviser your own personal situation.


The inherited IRA beneficiary continuation contract can only be purchased by a direct transfer of the beneficiary's interest under the deceased owner's original IRA. The owner of the inherited IRA beneficiary continuation contract is the individual who is the beneficiary of the original IRA. (Certain trusts with only individual beneficiaries will be treated as individuals for this purpose). The contract must also contain the name of the deceased owner. In this discussion, "you" refers to the owner of the inherited IRA beneficiary continuation contract.

The inherited IRA beneficiary continuation contract can be purchased whether or not the deceased owner had begun taking required minimum distribution payments during his or her life from the original IRA or whether you had already begun taking required minimum distribution payments of your interest as a beneficiary from the deceased owner's original IRA. You should discuss with your own tax adviser when payments must begin or must be made.

Under the inherited IRA beneficiary continuation contract:

o You must receive payments at least annually (but can elect to receive payments monthly or quarterly). Payments are generally

26  Contract features and benefits
     made over your life expectancy determined in the calendar year after the deceased owner's death and determined on a term certain basis.

o The beneficiary of the original IRA will be the annuitant under the inherited IRA beneficiary continuation contract. In the case where the beneficiary is a "See-Through Trust," the oldest beneficiary of the trust will be the annuitant.

o An inherited IRA beneficiary continuation contract is not available for annuitants over age 70.

o The initial contribution must be a direct transfer from the deceased owner's original IRA and must be at least $5,000.


o Subsequent contributions of at least $1,000 are permitted, but must be direct transfers of your interest as a beneficiary from another IRA with a financial institution other than AXA Equitable, where the deceased owner is the same as under the original IRA contract.


o    You may make transfers among the investment options.

o You may choose at any time to withdraw all or a portion of the account value. Any partial withdrawal must be at least $300. Withdrawal charges will apply as described under "Withdrawal charge" in "Charges and expenses," later in this prospectus.

o The following features mentioned in the prospectus are not available under the inherited IRA beneficiary continuation contract: successor owner/annuitant, automatic investment program and systematic withdrawals.

o If you die, we will pay to a beneficiary that you choose the greater of the account value or the minimum death benefit.


o Upon your death, your beneficiary has the option to continue taking required minimum distributions based on your remaining life expectancy or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment. If your beneficiary elects to continue to take distributions, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value as of the date we receive satisfactory proof of death and any required instructions, information and forms. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply.


                                              Contract features and benefits  27

2. Determining your contract's value

--------------------------------------------------------------------------------

YOUR ACCOUNT VALUE AND CASH VALUE

Your "account value" is the total of the: (i) values you have in the variable investment options and (ii) market adjusted amounts you have in the fixed maturity options. These amounts are subject to certain fees and charges discussed under "Charges and expenses" later in this prospectus.

Your contract also has a "cash value." At any time before annuity payments begin, your contract's cash value is equal to the account value less: (i) any applicable withdrawal charges and (ii) the total amount or a pro rata portion of the annual administrative charge. Please see "Surrender of your contract to receive its cash value" in "Accessing your money" later in this prospectus.

YOUR CONTRACT'S VALUE IN THE VARIABLE INVESTMENT OPTIONS

Each variable investment option invests in shares of a corresponding portfolio. Your value in each variable investment option is measured by "units." The value of your units will increase or decrease as though you had invested it in the corresponding portfolio's shares directly. Your value, however, will be reduced by the amount of the fees and charges that we deduct under the contract.

--------------------------------------------------------------------------------
Units measure your value in each variable investment option.
--------------------------------------------------------------------------------
The unit value for each variable investment option depends on the investment performance of that option minus daily charges for mortality and expense risks and other expenses. On any day, your value in any variable investment option equals the number of units credited to that option, adjusted for any units purchased for or deducted from your contract under that option, multiplied by that day's value for one unit. The number of your contract units in any variable investment option does not change unless they are:

(i)   increased to reflect additional contributions;

(ii)  decreased to reflect a withdrawal (plus applicable withdrawal charges); or

(iii) increased to reflect a transfer into, or decreased to reflect a transfer out of a variable investment option.

In addition, when we deduct the annual administrative charge or third-party transfer or exchange charge, we will reduce the number of units credited to your contract. A description of how unit values are calculated is found in the SAI.

YOUR CONTRACT'S VALUE IN THE FIXED MATURITY OPTIONS

Your value in each fixed maturity option at any time before the maturity date is the market adjusted amount in each option. This is equivalent to your fixed maturity amount increased or decreased by the market value adjustment. Your value, therefore, may be higher or lower than your contributions (less withdrawals) accumulated at the rate to maturity. At the maturity date, your value in the fixed maturity option will equal its maturity value.

28  Determining your contract's value

3. Transferring your money among investment options

--------------------------------------------------------------------------------

TRANSFERRING YOUR ACCOUNT VALUE

At any time before the date annuity payments are to begin, you can transfer some or all of your account value among the investment options, subject to the following:

o you must transfer at least $300 of account value or, if less, the entire amount in the investment option. We may waive the $300 requirement.

o you may not transfer to a fixed maturity option in which you already have value.

o You may not transfer to a fixed maturity option that has a rate to maturity of 3%.


o if the annuitant is age 76 or older, you must limit your transfers to fixed maturity options to those with maturities of five years or less. As of February 15, 2005, maturities of less than seven years were not available.


o you may not transfer to a fixed maturity option if its maturity date is later than the date annuity payments are to begin.

o if you make transfers out of a fixed maturity option other than at its maturity date, the transfer will cause a market value adjustment.

Subject to the terms of your contract, upon advance notice, we may change or establish additional restrictions on transfers among the investment options, including limitations on the number, frequency, or dollar amount of transfers. A transfer request does not change your percentages for allocating current or future contributions among the investment options.

You may request a transfer in writing, or by telephone using TOPS or on line using EQAccess. You must send in all signed written requests directly to our processing office. Transfer requests should specify:

(1)  the contract number,

(2)  the dollar amounts to be transferred, and

(3)  the investment options to and from which you are transferring.


We will confirm all transfers in writing.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations, or other organizations or individuals engaging in a market timing strategy. The contract is not designed for programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio.

Frequent transfers, including market timing and other program trading or short-term trading strategies, may be disruptive to the underlying portfolios in which the variable investment options invest. Disruptive transfer activity may adversely affect performance and the interests of long-term investors by requiring a portfolio to maintain larger amounts of cash or to liquidate portfolio holdings at a disadvantageous time or price. For example, when market timing occurs, a portfolio may have to sell its holdings to have the cash necessary to redeem the market timer's investment. This can happen when it is not advantageous to sell any securities, so the portfolio's performance may be hurt. When large dollar amounts are involved, market timing can also make it difficult to use long-term investment strategies because a portfolio cannot predict how much cash it will have to invest. In addition, disruptive transfers or purchases and redemptions of portfolio investments may impede efficient portfolio management and impose increased transaction costs, such as brokerage costs, by requiring the portfolio manager to effect more frequent purchases and sales of portfolio securities. Similarly, a portfolio may bear increased administrative costs as a result of the asset level and investment volatility that accompanies patterns of excessive or short-term trading. Portfolios that invest a significant portion of their assets in foreign securities or the securities of small- and mid-capitalization companies tend to be subject to the risks associated with market timing and short-term trading strategies to a greater extent than portfolios that do not. Securities trading in overseas markets present time zone arbitrage opportunities when events affecting portfolio securities values occur after the close of the overseas market but prior to the close of the U.S. markets. Securities of small- and mid-capitalization companies present arbitrage opportunities because the market for such securities may be less liquid than the market for securities of larger companies, which could result in pricing inefficiencies. Please see the prospectuses for the underlying portfolios for more information on how portfolio shares are priced.

We currently use the procedures described below to discourage disruptive transfer activity. You should understand, however, that these procedures are subject to the following limitations: (1) they primarily rely on the policies and procedures implemented by the underlying portfolios; (2) they do not eliminate the possibility that disruptive transfer activity, including market timing, will occur or that portfolio performance will be affected by such activity; and (3) the design of market timing procedures involves inherently subjective judgments, which we seek to make in a fair and reasonable manner consistent with the interests of all policy and contract owners.

The AXA Premier VIP Trust and EQ Advisors Trust (the "affiliated trusts") have adopted policies and procedures designed to discourage disruptive transfers by contract owners investing in the portfolios of the affiliated trusts. The affiliated trusts discourage frequent purchases and redemptions of portfolio shares and will not make special arrangements to accommodate such transactions. As a general matter, the affiliated trusts reserve the right to refuse or limit any purchase or exchange order by a particular investor (or group of related investors) if the transaction is deemed harmful to the portfolio's other investors or would disrupt the management of the portfolio. The affiliated trusts monitor aggregate inflows and outflows for each portfolio on a daily basis. On any day when a portfolio's net inflows or outflows exceed an established monitoring threshold, the affiliated trust obtains from us


                            Transferring your money among investment options  29
contract owner trading activity. The affiliated trusts currently consider transfers into and out of (or vice versa) the same variable investment option within a five business day period as potentially disruptive transfer activity. When a contract owner is identified as having engaged in a potentially disruptive transfer for the first time, a letter is sent to the contract owner explaining that there is a policy against disruptive transfer activity and that if such activity continues certain transfer privileges may be eliminated. If and when the contract owner is identified a second time as engaged in potentially disruptive transfer activity, we currently prohibit the use of voice, fax and automated transaction services. We currently apply such action for the remaining life of each affected contract. We or the affiliated trusts may change the definition of potentially disruptive transfer activity, the monitoring procedures and thresholds, any notification procedures, and the procedures to restrict this activity. Any new or revised policies and procedures will apply to all contract owners uniformly. We do not permit exceptions to our policies restricting disruptive transfer activity.

We may also offer investment options with underlying portfolios that are not part of the AXA Premier VIP Trust or EQ Advisors Trust (the "unaffiliated trusts"). Each unaffiliated trust may have its own policies and procedures regarding disruptive transfer activity, which may be different than those applied by the affiliated trusts. In most cases, the unaffiliated trust reserves the right to reject a transfer that it believes, in its sole discretion, is disruptive (or potentially disruptive) to the management of one of its portfolios. Please see the prospectus for the underlying trust for information regarding the policies and procedures, if any, employed by that trust and any associated risks of investing in that trust. If an unaffiliated trust advises us that there may be disruptive transfer activity from our contract owners, we will work with the unaffiliated trust to review contract owner trading activity. If the underlying trust determines that the trading activity of a particular contract owner is disruptive, we will take action to limit the disruptive trading activity of that contract owner as discussed above.

Contract owners should note that it is not always possible for us and the underlying trusts to identify and prevent disruptive transfer activity. Our ability to monitor potentially disruptive transfer activity is limited in particular with respect to certain group contracts. Group annuity contracts may be owned by retirement plans on whose behalf we provide transfer instructions on an omnibus (aggregate) basis, which may mask the disruptive transfer activity of individual plan participants, and/or interfere with our ability to restrict communication services. In addition, because we do not monitor for all frequent trading at the separate account level, contract owners may engage in frequent trading which may not be detected, for example, due to low net inflows or outflows on the particular day(s). Therefore, no assurance can be given that we or the trusts will successfully impose restrictions on all disruptive transfers. Because there is no guarantee that disruptive trading will be stopped, some contract owners/ participants may be treated differently than others, resulting in the risk that some contract owners/participants may be able to engage in frequent transfer activity while others will bear the effect of that frequent transfer activity. The potential effects of frequent transfer activity are discussed above.


AUTOMATIC TRANSFER OPTIONS

GENERAL DOLLAR-COST AVERAGING

Dollar-cost averaging allows you to gradually allocate amounts to the variable investment options by periodically transferring approximately the same dollar amount to the variable investment options you select. This will cause you to purchase more units if the unit's value is low and fewer units if the unit's value is high. Therefore, you may get a lower average cost per unit over the long term. This plan of investing, however, does not guarantee that you will earn a profit or be protected against losses.

The general dollar-cost averaging feature allows you to have amounts automatically transferred from the EQ/Money Market option to the other variable investment options on a monthly basis. In order to elect the general dollar-cost averaging option you must have a minimum of $2,000 in the EQ/Money Market option on the date we receive your election form at our processing office. You can specify the number of monthly transfers or instruct us to continue to make monthly transfers until all available amounts in the EQ/Money Market option have been transferred out.

The minimum amount that we will transfer each month is $50. The maximum amount we will transfer is equal to your value in the EQ/Money Market option at the time the program is elected, divided by the number of transfers scheduled to be made.

If, on any transfer date, your value in the EQ/Money Market option is equal to or less than the amount you have elected to have transferred, the entire amount will be transferred. General dollar-cost averaging will then end. You may change the transfer amount once each contract year, or cancel this program at any time.

You may not elect dollar-cost averaging if you are participating in the rebalancing program.

REBALANCING YOUR ACCOUNT VALUE

We currently offer a rebalancing program that you can use to automatically reallocate your account value among the variable investment options. You must tell us:

(a) the percentage you want invested in each variable investment option (whole percentages only), and

(b) how often you want the rebalancing to occur (quarterly, semiannually, or annually).

While your rebalancing program is in effect, we will transfer amounts among each variable investment option so that the percentage of your account value that you specify is invested in each option at the end of each rebalancing date. Your entire account value in the variable investment options must be included in the rebalancing program.

--------------------------------------------------------------------------------
Rebalancing does not assure a profit or protect against loss. You should periodically review your allocation percentages as your needs change. You may want to discuss the rebalancing program with your financial professional and/or financial adviser before electing the program.
--------------------------------------------------------------------------------

You may elect the rebalancing program at any time. To be eligible, you must have at least $5,000 of account value in the variable investment

30 Transferring your money among investment options options. You may also change your allocation instructions or cancel the program at any time. If you request a transfer while the rebalancing program is in effect, we will process the transfer as requested; the rebalancing program will remain in effect unless you request that it be cancelled in writing.

You may not elect the rebalancing program if you are participating in the dollar-cost averaging program. Rebalancing is not available for amounts you have allocated in the fixed maturity options.

                            Transferring your money among investment options  31

4. Accessing your money

--------------------------------------------------------------------------------

WITHDRAWING YOUR ACCOUNT VALUE You have several ways to withdraw your account value before annuity payments begin. The table below shows the methods available under each type of contract. More information follows the table. For the tax consequences of taking withdrawals, see "Tax information" later in this prospectus.


-----------------------------------------------------------------------------
                                         Method of Withdrawal
-----------------------------------------------------------------------------
                                                                 Minimum
Contract                    Partial           Systematic       distribution
-----------------------------------------------------------------------------
NQ                            Yes                Yes                No
traditional IRA               Yes                Yes                Yes
Roth IRA                      Yes                Yes                No
-----------------------------------------------------------------------------



PARTIAL WITHDRAWALS
(All contracts)

You may take partial withdrawals from your account value at any time while the annuitant is living and before annuity payments begin. The minimum amount you may withdraw at any time is $300. If you request a withdrawal that leaves your account value less than $500, we may treat it as a request to surrender the contract for its cash value. See "Surrender of your contract to receive its cash value" below.

Partial withdrawals in excess of the 10% free withdrawal amount may be subject to a withdrawal charge (see "10% free withdrawal amount" in "Charges and expenses" later in this prospectus).

SYSTEMATIC WITHDRAWALS
(All contracts except inherited IRA)


If you have at least $20,000 of account value in the variable investment options, you may take systematic withdrawals on a monthly or quarterly basis. The minimum amount you may take for each withdrawal is $250. We will make the withdrawals on any day of the month that you select as long as it is not later than the 28th day of the month. If you do not select a date, your withdrawals will be made on the first day of the month. A check for the amount of the withdrawal will be mailed to you or, if you prefer, we will electronically transfer the money to your checking account.

You may withdraw a fixed-dollar amount from the variable investment options. You do not have to maintain a minimum amount. You may elect to have the amount of the withdrawal subtracted from your account value in one of three ways:

(1) pro rata from more than one variable investment option (without using up your total value in those options); or

(2) pro rata from more than one variable investment option (until your value in those options is used up); or

(3)  you may specify a dollar amount from only one variable investment option.

You can cancel the systematic withdrawal option at any time.

Amounts withdrawn in excess of the 10% free withdrawal amount may be subject to a withdrawal charge.

LIFETIME MINIMUM DISTRIBUTION WITHDRAWALS
(Traditional IRA contracts -- See "Tax information" later in this prospectus.)


We offer our "required minimum distribution (RMD) automatic withdrawal option" to help you meet lifetime required minimum distributions under federal income tax rules. This is not the exclusive way for you to meet these rules. After consultation with your tax adviser, you may decide to compute required minimum distributions yourself and request partial withdrawals. In such case, a withdrawal charge may apply if your withdrawal exceeds the free withdrawal amount. Before electing an account-based withdrawal option, please refer to "Tax information," "Required minimum distributions" later in this prospectus. You may choose instead an annuity payout option.

You may elect our RMD automatic withdrawal option in the year in which you reach age 701/2 or in any later year. To elect this option, you must have account value in the variable investment options of at least $2,000. The minimum amount we will pay out is $300, or if less, your account value. If your account value is less than $500 after the withdrawal, we may terminate your contract and pay you its cash value. Currently, minimum distribution withdrawal payments will be made annually. See "Required minimum distributions" under "Individual Retirement Arrangements ("IRAs")" in "Tax information" later in this prospectus.


Currently, we do not impose a withdrawal charge on minimum distribution withdrawals if you are enrolled in our required minimum distribution automatic withdrawal option. The minimum distribution withdrawal will be taken into account in determining if any subsequent withdrawal taken in the same contract year exceeds the 10% free withdrawal amount.

--------------------------------------------------------------------------------
We will send to traditional IRA owners a form outlining the minimum distribution options available in the year you reach age 70-1/2 (if you have not begun your annuity payments before that time).
--------------------------------------------------------------------------------

HOW WITHDRAWALS ARE TAKEN FROM YOUR ACCOUNT VALUE


Unless you specify otherwise, we will subtract your withdrawals on a pro rata basis from your value in the investment options. A market value adjustment will apply if withdrawals are taken from the fixed maturity options.


AUTOMATIC DEPOSIT SERVICE

If you are receiving required minimum distribution payments from a traditional IRA contract, you may use our automatic deposit service.

32  Accessing your money

Under this service we will automatically deposit the required minimum distribution payment from your traditional IRA contract directly into an existing EQUI-VEST(R) NQ or Roth IRA or an existing EQUI-VEST(R) Express(SM) NQ or Roth IRA contract according to your allocation instructions. Please note that you must have compensation or earned income for the year of the contribution to make regular contributions to Roth IRAs. See "Tax information" later in this prospectus.

SURRENDER OF YOUR CONTRACT TO RECEIVE ITS CASH VALUE

You may surrender your contract to receive its cash value at any time while the annuitant is living and before you begin to receive annuity payments. For a surrender to be effective, we must receive your written request and your contract at our processing office. We will determine your cash value on the date we receive the required information. All benefits under the contract will terminate as of that date.

You may receive your cash value in a single sum payment or apply it to one or more of the annuity payout options. See "Your annuity payout options" below. We will usually pay the cash value within seven calendar days, but we may delay payment as described in "When to expect payments" below. For the tax consequences of surrenders, see "Tax information" later in this prospectus.

TERMINATION

We may terminate your contract and pay you the cash value if:

(1) your account value is less than $500 and you have not made contributions to your contract for a period of three years; or


(2) you request a partial withdrawal that reduces your account value to an amount less than $500; or


(3) you have not made any contributions within 120 days from your contract date.

WHEN TO EXPECT PAYMENTS

Generally, we will fulfill requests for payments out of the variable investment options within seven calendar days after the date of the transaction to which the request relates. These transactions may include applying proceeds to a variable annuity payout option, payment of a death benefit, payment of any amount you withdraw (less any withdrawal charge) and, upon surrender or termination, payment of the cash value. We may postpone such payments or applying proceeds for any period during which:

(1)  the New York Stock Exchange is closed or restricts trading,

(2) sales of securities or determination of the fair value of a variable investment option's assets is not reasonably practicable because of an emergency, or

(3) the SEC, by order, permits us to defer payment to protect people remaining in the variable investment options.

We can defer payment of any portion of your values in the fixed maturity options (other than for death benefits) for up to six months while you are living. We also may defer payments for a reasonable amount of time (not to exceed 15 days) while we are waiting for a contribution check to clear.

All payments are made by check and are mailed to you (or the payee named in a tax-free exchange) by U.S. mail, unless you request that we use an express delivery service at your expense.

YOUR ANNUITY PAYOUT OPTIONS

EQUI-VEST(R) Express(SM) offers you several choices of annuity payout options. Some enable you to receive fixed annuity payments and others enable you to receive variable annuity payments.

You can choose from among the annuity payout options listed below. Restrictions may apply, depending on the type of contract you own and the annuitant's age at contract issue.

ANNUITY PAYOUT OPTIONS

-------------------------------------------------------------------
Fixed annuity payout options       o Life annuity
                                   o Life annuity with period
                                     certain
                                   o Life annuity with refund
                                     certain
                                   o Period certain annuity
-------------------------------------------------------------------
Variable Immediate Annuity payout  o  Life annuity (not available
 options                              in New York)
                                   o  Life annuity with period
                                      certain
-------------------------------------------------------------------

o Life annuity: An annuity that guarantees payments for the rest of the annuitant's life. Payments end with the last monthly payment before the annuitant's death. Because there is no continuation of benefits following the annuitant's death with this payout option, it provides the highest monthly payment of any of the life annuity options, so long as the annuitant is living.

o Life annuity with period certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the end of a selected period of time ("period certain"), payments continue to the beneficiary for the balance of the period certain. The period certain cannot extend beyond the annuitant's life expectancy or the joint life expectancy of the annuitant and the joint annuitant. A life annuity with period certain is the form of annuity under the contracts that you will receive if you do not elect a different payout option. In this case the period certain will be based on the annuitant's age and will not exceed 10 years or the annuitant's life expectancy.

o Life annuity with refund certain: An annuity that guarantees payments for the rest of the annuitant's life. If the annuitant dies before the amount applied to purchase the annuity option has been recovered, payments to the beneficiary will continue until that amount has been recovered. This payout option is available only as a fixed annuity.

o Period certain annuity: An annuity that guarantees payments for a specific period of time, usually 5, 10, 15, or 20 years. This guarantee period may not exceed the annuitant's life expectancy. This option does not guarantee payments for the rest of the annuitant's life. It does not permit any repayment of the unpaid principal, so you cannot

                                                        Accessing your money  33
     elect to receive part of the payments as a single sum payment with the rest paid in monthly annuity payments. This payout option is available only as a fixed annuity.

The life annuity, life annuity with period certain, and life annuity with refund certain payout options are available on a single life or joint and survivor life basis. The joint and survivor life annuity guarantees payments for the rest of the annuitant's life and, after the annuitant's death, payments continue to the survivor. We may offer other payout options not outlined here. Your financial professional can provide details.

FIXED ANNUITY PAYOUT OPTIONS

With fixed annuities, we guarantee fixed annuity payments that will be based either on the tables of guaranteed annuity payments in your contract or on our then current annuity rates, whichever is more favorable for you.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTIONS

Variable Immediate Annuities are described in a separate prospectus that is available from your financial professional. Before you select a Variable Immediate Annuity payout option, you should read the prospectus which contains important information that you should know.

Variable Immediate Annuities may be funded through your choice of available variable investment options investing in portfolios of AXA Premier VIP Trust and EQ Advisors Trust. The contract also offers a fixed income annuity payout option that can be elected in combination with the variable income annuity payout option. The amount of each variable income annuity payment will fluctuate, depending upon the performance of the variable investment options, and whether the actual rate of investment return is higher or lower than an assumed base rate.

We may offer other payout options not outlined here. Your financial professional can provide details.

SELECTING AN ANNUITY PAYOUT OPTION

When you select a payout option, we will issue you a separate written agreement confirming your right to receive annuity payments. We require you to return your contract before annuity payments begin. Unless you choose a different payout option, we will pay annuity payments under a life annuity with a period certain of 10 years. You choose whether these payments will be fixed or variable. The contract owner and annuitant must meet the issue age and payment requirements.


You can choose the date annuity payments are to begin, but generally it may not be earlier than thirteen months from the contract date. You can change the date your annuity payments are to begin anytime before that date as long as you do not choose a date later than the 28th day of any month or later than your contract's maturity date. Your contract's maturity date is the date by which you must either take a lump sum withdrawal or select an annuity payout option. The maturity date is generally the contract date anniversary that follows the annuitant's 90th birthday.


Before your annuity payments are to begin, we will notify you by letter that the annuity payout options are available. Once you have selected a payout option and payments have begun, no change can be made other than transfers among the variable investment options if a variable annuity is selected.

The amount of the annuity payments will depend on:

(1)  the amount applied to purchase the annuity;

(2)  the type of annuity chosen, and whether it is fixed or variable;

(3) in the case of a life annuity, the annuitant's age (or the annuitant's and joint annuitant's ages); and

(4)  in certain instances, the sex of the annuitant(s).

In no event will you ever receive payments under a fixed option or an initial payment under a variable option of less than the minimum amounts guaranteed by the contract.

If, at the time you elect a payout option, the amount to be applied is less than $2,000 or the initial payment under the form elected is less than $20 monthly, we reserve the right to pay the account value in a single sum rather than as payments under the payout option chosen.

34  Accessing your money

5. Charges and expenses

--------------------------------------------------------------------------------


CHARGES THAT AXA EQUITABLE DEDUCTS


We deduct the following charges each day from the net assets of each variable investment option. These charges are reflected in the unit values of each variable investment option:

o    A mortality and expense risks charge

o    A charge for other expenses

We deduct the following charges from your account value. When we deduct these charges from your variable investment options, we reduce the number of units credited to your contract:

o on the last day of the contract year -- an annual administrative charge, if applicable

o    charge for third-party transfer or exchange

o at the time you make certain withdrawals or surrender your contract, or your contract is terminated -- a withdrawal charge

o at the time annuity payments are to begin -- charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. An annuity administrative fee may also apply

More information about these charges appears below. We will not increase these charges for the life of your contract, except as noted. We may reduce certain charges under group or sponsored arrangements. See "Group or sponsored arrangements" below.

To help with your retirement planning, we may offer other annuities with different charges, benefits and features. Please contact your financial professional for more information.

CHARGES UNDER THE CONTRACTS

MORTALITY AND EXPENSE RISKS CHARGE

We deduct a daily charge from the net assets in each variable investment option to compensate us for mortality and expense risks, including the death benefit. The daily charge is currently equivalent to an annual rate of 0.70% (1.65% maximum) of the net assets in each variable investment option.

The mortality risk we assume is the risk that annuitants as a group will live for a longer time than our actuarial tables predict. If that happens, we would be paying more in annuity benefits than we planned. We also assume a risk that the mortality assumptions reflected in our guaranteed annuity payment tables, shown in each contract, will differ from actual mortality experience. We may change the actuarial basis for our guaranteed annuity payment tables, but only for new contributions and only at five year intervals from the contract date. Lastly, we assume a mortality risk to the extent that at the time of death, the death benefit exceeds the cash value of the contract. The expense risk we assume is the risk that it will cost us more to issue and administer the contracts than we expect.

To the extent that the mortality and expense risk charges are not needed to cover the actual expenses incurred, they may be considered an indirect reimbursement for certain sales and promotional expenses relating to the contracts.

CHARGE FOR OTHER EXPENSES

We deduct this daily charge from the net assets in each variable investment option. This charge, together with the annual administrative charge described below, is for providing administrative and financial accounting services under the contracts. The daily charge is currently equivalent to an annual rate of 0.25% (0.35% maximum) of net assets in each variable investment option.

The combined charge for mortality and expense risks and for other expenses is guaranteed not to exceed a total annual rate of 2.00%.

ANNUAL ADMINISTRATIVE CHARGE


We deduct an administrative charge from your account value on the last business day of each contract year. We will deduct a pro rata portion of the charge if you surrender your contract, elect an annuity payout option, or the annuitant dies during the contract year. We deduct the charge if your account value on the last business day of the contract year is less than $25,000 under NQ contracts and $20,000 under IRA contracts. If your account value on such date is $25,000 or more for NQ ($20,000 or more for IRA) contracts, we do not deduct the charge. During the first two contract years, the charge is equal to $30 or, if less, 2% of your current account value plus any amount previously withdrawn during the contract year. The charge is currently $30 for contract years three and later. We may increase this charge if our administrative costs rise, but the charge will never exceed $65 annually.


The charge is deducted pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options to the extent you have value in those options. Charges deducted from the fixed maturity options are considered withdrawals, and as such, will result in a market value adjustment.

We currently waive the annual administrative charge that would otherwise be deducted in the next contract year under any individually owned EQUI-VEST(R) contract/certificate having an account value that, when combined with the account value of other EQUI-VEST(R) contracts/certificates owned by the same person, exceeds $100,000 in the aggregate (as determined in January of each year). This does not apply to EQUI-VEST(R) contracts/certificates owned by different members of the same household. We may change or discontinue this practice at any time without prior notice.

CHARGE FOR THIRD-PARTY TRANSFER OR EXCHANGE

We impose a charge for making a direct transfer of amounts from your contract to a third party, such as in the case of a trustee-to-trustee

                                                        Charges and expenses  35
transfer for an IRA contract, or if you request that your contract be exchanged for a contract issued by another insurance company. In either case, we will deduct from your account value any withdrawal charge that applies and a charge of $25 for each direct transfer or exchange. We reserve the right to increase this charge to a maximum of $65.

WITHDRAWAL CHARGE

A withdrawal charge may apply in three circumstances: (1) you make one or more withdrawals during a contract year; (2) you surrender your contract to receive its cash value; or (3) we terminate your contract. The amount of the charge will depend on whether the free withdrawal amount applies, and the availability of one or more exceptions.

The withdrawal charge equals a percentage of the contributions withdrawn. The percentage that applies depends on how long each contribution has been invested in the contract. We determine the withdrawal charge separately for each contribution according to the following table:

-----------------------------------------------------------------------------
                                  Contract year
-----------------------------------------------------------------------------
                  1       2       3       4       5       6       7       8+
-----------------------------------------------------------------------------
Percentage of
 contribution       7%      6%      5%      4%      3%      2%      1%      0%

For purposes of calculating the withdrawal charge, we treat the contract year in which we receive a contribution as "contract year 1." Amounts withdrawn up to the free withdrawal amount are not considered withdrawal of any contribution. We also treat contributions that have been invested the longest as being withdrawn first. We treat contributions as withdrawn before earnings for purposes of calculating the withdrawal charge. However, federal income tax rules treat earnings under most NQ contracts as withdrawn first. See "Tax information" later in this prospectus. In the case of contract surrender, the free withdrawal amount is taken into account when calculating the amount of the withdrawal.


In order to give you the exact dollar amount of the withdrawal you request, we deduct the amount of the withdrawal and the amount of the withdrawal charge from your account value. Any amount deducted to pay withdrawal charges is also subject to that same withdrawal charge percentage. We deduct the withdrawal amount and the withdrawal charge pro rata from the variable investment options. If those amounts are insufficient, we will make up the required amounts from the fixed maturity options. If we deduct all or a portion of the withdrawal charge from the fixed maturity options, a market value adjustment will apply. See "About our fixed maturity options" in "More information" later in this prospectus.


The withdrawal charge does not apply in the circumstances described below.

10% FREE WITHDRAWAL AMOUNT. Each contract year you can withdraw up to 10% of your account value without paying a withdrawal charge. The 10% free withdrawal amount is determined using your account value at the time you request a withdrawal, minus any other withdrawals made during the contract year.

DEATH OF THE ANNUITANT. The withdrawal charge does not apply if the annuitant dies and a death benefit is payable to the beneficiary.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES

We deduct a charge designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state. Generally, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed varies by jurisdiction and ranges from 0% to 3.5%.

VARIABLE IMMEDIATE ANNUITY PAYOUT OPTION ADMINISTRATIVE FEE

We deduct a fee of $350 from the amount to be applied to the Variable Immediate Annuity payout option.

CHARGES THAT THE TRUSTS DEDUCT

The Trusts deduct charges for the following types of fees and expenses:


o    Management fees ranging from 0.10% to 1.50%.
o    12b-1 fees of either 0.25% or 0.35%.
o Operating expenses, such as trustees' fees, independent auditors' fees, legal counsel fees, administrative service fees, custodian fees, and liability insurance.
o    Investment-related expenses, such as brokerage commissions.


These charges are reflected in the daily share price of each portfolio. Since shares of each Trust are purchased at their net asset value, these fees and expenses are, in effect, passed on to the variable investment options and are reflected in their unit values. For more information about these charges, please refer to the prospectuses for the Trusts.

GROUP OR SPONSORED ARRANGEMENTS

For certain group or sponsored arrangements, we may reduce the withdrawal charge or the mortality and expense risks charge, or change the minimum contribution requirements. We also may change the minimum death benefit or offer variable investment options that invest in shares of a Trust that are not subject to the 12b-1 fee. Group arrangements include those in which a trustee or an employer, for example, purchases contracts covering a group of individuals on a group basis. Group arrangements are not available for traditional IRA and Roth IRA contracts. Sponsored arrangements include those in which an employer allows us to sell contracts to its employees or retirees on an individual basis.

Our costs for sales, administration, and mortality generally vary with the size and stability of the group or sponsoring organization, among other factors. We take all these factors into account when reducing charges. To qualify for reduced charges, a group or sponsored arrangement must meet certain requirements, such as requirements for size and number of years in existence. Group or sponsored arrangements that have been set up solely to buy contracts or that have been in existence less than six months will not qualify for reduced charges.

We also may establish different rates to maturity for the fixed maturity options under different classes of contracts for group or sponsored arrangements.

We will make these and any similar reductions according to our rules in effect when we approve a contract for issue. We may change these rules from time to time. Any variation will reflect differences in costs or services and will not be unfairly discriminatory.

36  Charges and expenses

Group or sponsored arrangements may be governed by federal income tax rules, the Employee Retirement Income Security Act of 1974, or both. We make no representations with regard to the impact of these and other applicable laws on such programs. We recommend that employers, trustees, and others purchasing or making contracts available for purchase under such programs seek the advice of their own legal and benefits advisers.

OTHER DISTRIBUTION ARRANGEMENTS

We may reduce or eliminate charges when sales are made in a manner that results in savings of sales and administrative expenses, such as sales through persons who are compensated by clients for recommending investments and who receive no commission or reduced commissions in connection with the sale of the contracts. We will not permit a reduction or elimination of charges where it will be unfairly discriminatory.

                                                        Charges and expenses  37

6. Payment of death benefit

--------------------------------------------------------------------------------

YOUR BENEFICIARY AND PAYMENT OF BENEFIT

You designate your beneficiary when you apply for your contract. You may change your beneficiary at any time. The change will be effective on the date the written request for the change is received in our processing office. We are not responsible for any beneficiary change request that we do not receive. We will send you a written confirmation when we receive your request. Under jointly owned contracts, the surviving owner is considered the beneficiary, and will take the place of any other beneficiary.

DEATH BENEFIT

The death benefit is equal to greater of (i) the account value (without adjustment for any otherwise applicable negative market value adjustment) as of the date we receive satisfactory proof of the annuitant's death, any required instructions for the method of payment, information and forms necessary to effect payment or (ii) the "minimum death benefit." The minimum death benefit is equal to your total contributions, adjusted for withdrawals and any withdrawal charges, and any taxes that apply.

HOW WITHDRAWALS AFFECT THE MINIMUM DEATH BENEFIT

Depending upon the state where your contract is issued, each withdrawal you make will reduce the amount of your current minimum death benefit on a pro rata basis. Reduction on a pro rata basis means that we calculate the percentage of your current account value that is being withdrawn and we reduce your current minimum death benefit by that same percentage. For example, if your account value is $30,000, and you withdraw $12,000 you have withdrawn 40% of your account value. If your minimum death benefit was $40,000 before the withdrawal, it would be reduced by $16,000 ($40,000 x .40) and your new minimum death benefit after the withdrawal would be $24,000 ($40,000-$16,000). Check with your financial professional.

EFFECT OF THE ANNUITANT'S DEATH

If the annuitant dies before the annuity payments begin, we will pay the death benefit to your beneficiary.

Generally, the death of the annuitant terminates the contract. However, if you are both the owner and the annuitant and your spouse is the sole primary beneficiary or the joint owner, the contract can be continued as discussed below under "Successor owner and annuitant." Only a spouse who is the sole primary beneficiary can be successor owner/annuitant. A beneficiary may be able to have limited ownership as discussed under "Beneficiary continuation option" below.

SUCCESSOR OWNER AND ANNUITANT. For all contracts, your spouse can elect upon your death to continue the contract as the owner/annuitant and no death benefit is payable until the surviving spouse's death.

If your surviving spouse decides to continue the contract, then as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the successor owner and annuitant feature, we will increase the account value to equal your minimum death benefit if such death benefit is greater than such account value. The increase in the account value will be allocated to the investment options according to the allocation percentages we have on file for your contract. Thereafter, withdrawal charges will no longer apply to contributions made before your death. Withdrawal charges will apply if additional contributions are made. These additional contributions will be withdrawn only after all other amounts have been withdrawn. The minimum death benefit will continue to apply.

WHEN AN NQ CONTRACT OWNER DIES BEFORE THE ANNUITANT

Under certain conditions, the owner changes after the original owner's death for purposes of receiving federal tax law required distributions from the contract. When you are not the annuitant under an NQ contract and you die before annuity payments begin, unless you specify otherwise, we will automatically make the beneficiary you name to receive the death benefit upon the annuitant's death your successor owner. If you do not want this beneficiary also to be the successor owner, you should name a specific successor owner. You may name a successor owner at any time by sending satisfactory notice to our processing office. If the contract is jointly owned and the first owner to die is not the annuitant, the surviving owner becomes the sole contract owner. This person will be considered the successor owner for purposes of the distribution rules described in this section.

Unless the surviving spouse of the owner who has died (or in the case of a joint ownership situation, the surviving spouse of the first owner to die) is the successor owner for this purpose, the entire interest in the contract must be distributed under the following rules:

o the cash value of the contract must be fully paid to the successor owner (new owner) within five years after your death (or in a joint ownership situation, the death of the first owner to die).

o the successor owner may instead elect to receive the cash value as a life annuity (or payments for a period certain of not longer than the new owner's life expectancy). Payments must begin within one year after the non-annuitant owner's death. Unless this alternative is elected, we will pay any cash value five years after your death (or the death of the first owner to die).


If the surviving spouse is the successor owner or joint owner, the spouse may elect to continue the contract. No distributions are required as long as the surviving spouse and annuitant are living. An eligible successor owner, including a surviving joint owner after the first owner dies, may elect the beneficiary continuation option for NQ contracts discussed under "Beneficiary continuation option" below. The account value must be distributed no later than 5 years after the spouse's death.


38  Payment of death benefit

HOW DEATH BENEFIT PAYMENT IS MADE


We will pay the death benefit to the beneficiary in the form of the annuity payout option you have chosen. If you have not chosen an annuity payout option as of the time of the annuitant's death, the beneficiary will receive the death benefit in a single sum. However, subject to any exceptions in the contract, our rules and any applicable requirements under federal income tax rules, the beneficiary may elect to apply the death benefit to one or more annuity payout options we offer at the time. See "Your annuity payout options" in "Accessing your money" earlier in this prospectus. Please note that any annuity payout option chosen may not extend beyond the life expectancy of the beneficiary.

Single sum payments generally are paid through the AXA Equitable Access Account, an interest bearing account with check writing privileges. The AXA Equitable Access Account is part of AXA Equitable's general account. Beneficiaries have immediate access to the proceeds by writing a check on the account. We pay interest from the date the single sum is deposited into the Access Account until the account is closed.


BENEFICIARY CONTINUATION OPTION

This feature permits a designated individual, on the contract owner's death, to maintain a contract in the deceased contract owner's name and receive distributions under the contract, instead of receiving the death benefit in a single sum. We make this option available to beneficiaries under traditional IRA, Roth IRA and NQ contracts.

BENEFICIARY CONTINUATION OPTION FOR TRADITIONAL IRA AND ROTH IRA CONTRACTS ONLY. This feature must be elected by September 30th of the year following the calendar year of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option. If the election is made, then, as of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the applicable death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy (determined in the calendar year after your death and determined on a term certain basis). These payments must begin no later than December 31st of the calendar year after the year of your death. For sole spousal beneficiaries, payments may begin by December 31st of the calendar year in which you would have reached age 701/2, if such time is later. For traditional IRA contracts only, if you die before your Required Beginning Date for required minimum distributions as discussed in "Tax information" later in this prospectus, the beneficiary may choose the "5-year rule" instead of annual payments over life expectancy. The 5-year rule is always available to beneficiaries under Roth IRA contracts. If the beneficiary chooses this option, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by December 31st of the calendar year which contains the fifth anniversary of your death.

Under the beneficiary continuation option for IRA and Roth IRA contracts:

o    The contract continues in your name for the benefit of your beneficiary.

o This feature is only available if the beneficiary is an individual. Certain trusts with only individual beneficiaries will be treated as individuals for this purpose.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the beneficiary's own life expectancy, if payments over life expectancy are chosen.

o The minimum amount that is required in order to elect the ben eficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o    The minimum death benefit will no longer be in effect.

o The beneficiary may choose at any time to withdraw all or a portion of the account value and no withdrawal charges will apply.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract.

o Upon the death of your beneficiary, the beneficiary he or she has named has the option to either continue taking required minimum distributions based on the remaining life expectancy of the deceased beneficiary or to receive any remaining interest in the contract in a lump sum. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

BENEFICIARY CONTINUATION OPTION FOR NQ CONTRACTS ONLY. This feature, also known as the Inherited annuity, may only be elected when the NQ contract owner dies before the date annuity payments are to begin, whether or not the owner and the annuitant are the same person. If the owner and annuitant are different and the owner dies before the annuitant, for purposes of this discussion, "beneficiary" refers to the successor owner. For a discussion of successor owner, see "When an NQ contract owner dies before the annuitant" earlier in this section.

This feature must be elected within 9 months following the date of your death and before any other inconsistent election is made. Beneficiaries who do not make a timely election will not be eligible for this option.

Generally, payments will be made once a year to the beneficiary over the beneficiary's life expectancy, determined on a term certain basis and in the year payments start. These payments must begin no later than one year after the date of your death and are referred to as "scheduled payments." The beneficiary may choose the "5-year rule" instead of scheduled payments over life expectancy. If the beneficiary chooses the 5-year rule, there will be no scheduled payments. Under

                                                    Payment of death benefit  39
the 5-year rule, the beneficiary may take withdrawals as desired, but the entire account value must be fully withdrawn by the fifth anniversary of your death.

Under the beneficiary continuation option for NQ contracts (regardless of whether the owner and annuitant are the same person):

o This feature is only available if the beneficiary is an individual. It is not available for any entity such as a trust, even if all of the beneficiaries of the trust are individuals.

o    The contract continues in your name for the benefit of your ben eficiary.

o If there is more than one beneficiary, each beneficiary's share will be separately accounted for. It will be distributed over the respective beneficiary's own life expectancy, if scheduled payments are chosen.

o The minimum amount that is required in order to elect the ben eficiary continuation option is $5,000 for each beneficiary.

o The beneficiary may make transfers among the investment options but no additional contributions will be permitted.

o    The minimum death benefit will no longer be in effect.

o If the beneficiary chooses the "5-year rule," withdrawals may be made at any time. If the beneficiary chooses scheduled payments, the beneficiary must also choose between two potential withdrawal options at the time of election. "Withdrawal Option 1" permits total surrender only. "Withdrawal Option 2" permits the beneficiary to take withdrawals, in addition to scheduled payments, at any time. See "Taxation of nonqualified annuities" in "Tax information" later in this prospectus.

o    Any partial withdrawal must be at least $300.

o Your beneficiary will have the right to name a beneficiary to receive any remaining interest in the contract on the beneficiary's death.

o Upon the death of your beneficiary, the beneficiary that he or she has named has the option to either continue taking scheduled payments based on the remaining life expectancy of the deceased beneficiary (if scheduled payments were chosen) or to receive any remaining interest in the contract in a lump sum. We will pay any remaining interest in the contract in a lump sum if your beneficiary elects the 5-year rule. The option elected will be processed when we receive satisfactory proof of death, any required instructions for the method of payment and any required information and forms necessary to effect payment.

If you are both the owner and annuitant:


o As of the date we receive satisfactory proof of death, any required instructions, information and forms necessary to effect the beneficiary continuation option feature, we will increase the account value to equal the minimum death benefit if such death benefit is greater than such account value. The increase in account value will be allocated to the investment options according to the allocation percentages we have on file for your contract.


o    No withdrawal charges will apply to any withdrawals by the ben eficiary.

If the owner and annuitant are not the same person:

o If the beneficiary continuation option is elected, the beneficiary automatically becomes the new annuitant of the contract, replacing the existing annuitant.

o    The account value will not be reset to the death benefit amount.

o The withdrawal charge schedule and free corridor amount on the contract will continue to be applied to any withdrawal or surrender other than scheduled payments.

o We do not impose a withdrawal charge on scheduled payments except if, when added to any withdrawals previously taken in the same contract year, including for this purpose a contract surrender, the total amount of withdrawals and scheduled payments exceeds the free corridor amount. See "Withdrawal charge" in "Charges and expenses" earlier in this prospectus.

If a contract is jointly owned:

o The surviving owner supersedes any other named beneficiary and may elect the beneficiary continuation option.

o If the deceased joint owner was also the annuitant, see "If you are both the owner and annuitant" above.

o If the deceased joint owner was not the annuitant, see "If the owner and annuitant are not the same person" above.

40  Payment of death benefit

7. Tax information

--------------------------------------------------------------------------------

OVERVIEW

In this part of the prospectus, we discuss the current federal income tax rules that generally apply to EQUI-VEST(R) Express(SM) contracts owned by United States individual taxpayers. The tax rules can differ, depending on the type of contract, whether NQ, traditional IRA or Roth IRA. Therefore, we discuss the tax aspects of each type of contract separately.


Federal income tax rules include the United States laws in the Internal Revenue Code, and Treasury Department Regulations and Internal Revenue Service ("IRS") interpretations of the Internal Revenue Code. These tax rules may change without notice. We cannot predict whether, when, or how these rules could change. Any change could affect contracts purchased before the change. Congress may also consider proposals in the future to comprehensively reform or overhaul the United States tax and retirement systems, which if enacted, could affect the tax benefits of a contract.


We cannot provide detailed information on all tax aspects of the contracts. Moreover, the tax aspects that apply to a particular person's contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Transfers of the contract, rights or values under the contract, or payments under the contract, for example, amounts due to beneficiaries, may be subject to federal or state gift, estate or inheritance taxes. You should not rely only on this document, but should consult your tax adviser before your purchase.

President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA became effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax adviser how EGTRRA affects your personal financial situation.

BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Generally, there are two types of funding vehicles that are available for Individual Retirement Arrangements ("IRAs"): an IRA annuity contract such as this one, or an IRA custodial or other qualified account. How these arrangements work, including special rules applicable to each, are described in the specific sections for each type of arrangement, below. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the guaranteed minimum death benefit, selection of variable investment options and fixed maturity options and choices of payout options of EQUI-VEST(R) Express(SM), as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other such arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the portfolios you elect.


Beginning in 2006, certain provisions of the Treasury Regulations on required minimum distributions concerning the actuarial present value of additional contract benefits could increase the amount required to be distributed from individual retirement annuity contracts. You should consider the potential implication of these Regulations before you purchase this annuity contract.


TRANSFERS AMONG INVESTMENT OPTIONS

You can make transfers among investment options inside the contract without triggering taxable income.

TAXATION OF NONQUALIFIED ANNUITIES

CONTRIBUTIONS

You may not deduct the amount of your contributions to a nonqualified annuity contract.

CONTRACT EARNINGS

Generally, you are not taxed on contract earnings until you receive a distribution from your contract, whether as a withdrawal or as an annuity payment. However, earnings are taxable, even without a distribution:

o if a contract fails investment diversification requirements as specified in federal income tax rules (these rules are based on or are similar to those specified for mutual funds under securities laws);

o if you transfer a contract, for example, as a gift to someone other than your spouse (or former spouse);

o if you use a contract as security for a loan (in this case, the amount pledged will be treated as a distribution); and

o if the owner is other than an individual (such as a corporation, partnership, trust, or other non-natural person).


All nonqualified deferred annuity contracts that AXA Equitable and its affiliates issue to you during the same calendar year are linked together and treated as one contract for calculating the taxable amount of any distribution from any of those contracts.


ANNUITY PAYMENTS

Once annuity payments begin, a portion of each payment is taxable as ordinary income. You get back the remaining portion without paying

                                                             Tax information  41
taxes on it. This is your "investment in the contract." Generally, your investment in the contract equals the contributions you made, less any amounts you previously withdrew that were not taxable.

For fixed annuity payments, the tax-free portion of each payment is determined by (1) dividing your investment in the contract by the total amount you are expected to receive out of the contract, and (2) multiplying the result by the amount of the payment. For variable annuity payments, your tax-free portion of each payment is your investment in the contract divided by the number of expected payments.

Once you have received the amount of your investment in the contract, all payments after that are fully taxable. If payments under a life annuity stop because the annuitant dies, there is an income tax deduction for any unrecovered investment in the contract.

PAYMENTS MADE BEFORE ANNUITY PAYMENTS BEGIN

If you make withdrawals before annuity payments begin under your contract, they are taxable to you as ordinary income if there are earnings in the contract. Generally, earnings are your account value less your investment in the contract. If you withdraw an amount which is more than the earnings in the contract as of the date of the withdrawal, the balance of the distribution is treated as a return of your investment in the contract and is not taxable.

CONTRACTS PURCHASED THROUGH EXCHANGES

You may purchase your NQ contract through an exchange of another contract. Normally, exchanges of contracts are taxable events. The exchange will not be taxable under Section 1035 of the Internal Revenue Code if:

o the contract that is the source of the funds you are using to purchase the NQ contract is another nonqualified deferred annuity contract (or life insurance or endowment contract).

o the owner and the annuitant are the same under the source contract and the EQUI-VEST(R) Express(SM) NQ contract. If you are using a life insurance or endowment contract the owner and the insured must be the same on both sides of the exchange transaction.

The tax basis, also referred to as your investment in your contract of the source contract carries over to the EQUI-VEST(R) Express(SM) NQ contract.

An owner may direct the proceeds of a partial withdrawal from one nonqualified deferred annuity contract to a different insurer to purchase a new nonqualified deferred annuity contract on a tax-deferred basis. Special forms, agreements between the carriers, and provision of cost basis information may be required to process this type of exchange.

SURRENDERS

If you surrender or cancel the contract, the distribution is taxable as ordinary income (not capital gain) to the extent it exceeds your investment in the contract.

BENEFICIARY CONTINUATION OPTION

We have received a private letter ruling from the IRS regarding certain tax consequences of scheduled payments under the beneficiary continuation option for NQ contracts. See the discussion of the beneficiary continuation option for NQ contracts earlier in this prospectus. Among other things, the IRS rules that:

o scheduled payments under the beneficiary continuation option for NQ contracts satisfy the death of owner rules of Section 72(s)(2) of the Code, regardless of whether the beneficiary elects Withdrawal Option 1 or Withdrawal Option 2;

o scheduled payments, any additional withdrawals under With drawal Option 2, or contract surrenders under Withdrawal Option 1 will only be taxable to the beneficiary when amounts are actually paid, regardless of the Withdrawal Option selected by the beneficiary;

o a beneficiary who irrevocably elects scheduled payments with Withdrawal Option 1 will receive "excludable amount" tax treatment on scheduled payments. See "Annuity payments" earlier in this section. If the beneficiary elects to surrender the contract before all scheduled payments are paid, the amount received upon surrender is a non-annuity payment taxable to the extent it exceeds any remaining investment in the contract.


The ruling specifically does not address the taxation of any payments received by a beneficiary electing Withdrawal Option 2 (whether scheduled payments or any withdrawal that might be taken). Before electing the beneficiary continuation option feature, the individuals you designate as beneficiary or successor owner should discuss with their tax advisers the consequences of such elections.


The tax treatment of a withdrawal after the death of the owner taken as a single sum or taken as withdrawals under the 5-year rule is generally the same as the tax treatment of a withdrawal from or surrender of your contract.

DEATH BENEFIT PAYMENTS MADE TO A BENEFICIARY AFTER YOUR DEATH

For the rules applicable to death benefits, see "Payment of death benefit" earlier in this prospectus. The tax treatment of a death benefit taken as a single sum is generally the same as the tax treatment of a withdrawal from or surrender of your contract. The tax treatment of a death benefit taken as annuity payments is generally the same as the tax treatment of annuity payments under your contract.

EARLY DISTRIBUTION PENALTY TAX

If you take distributions before you are age 591/2 a penalty tax of 10% of the taxable portion of your distribution applies in addition to the income tax. Some of the available exceptions to the pre-age 591/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o in the form of substantially equal periodic annuity payments for your life (or life expectancy) or the joint lives (or joint life expectancy) of you and a beneficiary, in accordance with IRS formulas.

INVESTOR CONTROL ISSUES

Under certain circumstances, the IRS has stated that you could be treated as the owner (for tax purposes) of the assets of Separate

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Account A. If you were treated as the owner, you would be taxable on income and gains attributable to the shares of the underlying portfolios.

The circumstances that would lead to this tax treatment would be that, in the opinion of the IRS, you could control the underlying investment of Separate Account A. Recently, the IRS has said that the owners of variable annuities will not be treated as owning the separate account assets provided the underlying portfolios are restricted to variable life and annuity assets. The variable annuity owners must have the right only to choose among the portfolios, and must have no right to direct the particular investment decisions within the portfolios.

Although we believe that, under current IRS guidance, you would not be treated as the owner of the assets of Separate Account A, there are some issues that remain unclear. For example, the IRS has not issued any guidance as to whether having a larger number of portfolios available, or an unlimited right to transfer among them, could cause you to be treated as the owner. We do not know whether the IRS will ever provide such guidance or whether such guidance, if unfavorable, would apply retroactively to your contract. Furthermore, the IRS could reverse its current guidance at any time. We reserve the right to modify your contract as necessary to prevent you from being treated as the owner of the assets of Separate Account A.


SPECIAL RULES FOR NQ CONTRACTS ISSUED IN PUERTO RICO

Income from NQ contracts we issue is U.S. source. A Puerto Rico resident is subject to U.S. taxation on such U.S. source income. Only Puerto Rico source income of Puerto Rico residents is excludable from U.S. taxation. Income from NQ contracts is also subject to Puerto Rico tax. The calculation of the taxable portion of amounts distributed from a contract may differ in the two jurisdictions. Therefore, you might have to file both U.S. and Puerto Rico tax returns, showing different amounts of income from the contract for each tax return. Puerto Rico generally provides a credit against Puerto Rico tax for U.S. tax paid. Depending on your personal situation and the timing of the different tax liabilities, you may not be able to take full advantage of this credit.


INDIVIDUAL RETIREMENT ARRANGEMENTS ("IRAS")

GENERAL

"IRA" stands for individual retirement arrangement. There are two basic types of such arrangements, individual retirement accounts and individual retirement annuities. In an individual retirement account, a trustee or custodian holds the assets funding the account for the benefit of the IRA owner. The assets typically include mutual funds and/or individual stocks and securities in a custodial account, and bank certificates of deposit in a trusteed account. In an individual retirement annuity, an insurance company issues an annuity contract that serves as the IRA.

There are two basic types of IRAs, as follows:

o traditional IRAs, typically funded on a pre-tax basis, including SEP IRAs and SIMPLE IRAs issued and funded in connection with employer-sponsored retirement plans.

o    Roth IRAs, funded on an after-tax basis.

Regardless of the type of IRA, your ownership interest in the IRA cannot be forfeited. You or your beneficiaries who survive you are the only ones who can receive the IRA's benefits or payments. All types of IRAs qualify for tax deferral, regardless of the funding vehicle selected.


You can hold your IRA assets in as many different accounts and annuities as you would like, as long as you meet the rules for setting up and making contributions to IRAs. However, if you own multiple IRAs, you may be required to combine IRA values or contributions for tax purposes. For further information about individual retirement arrangements, you can read Internal Revenue Service Publication 590 ("Individual Retirement Arrangements (IRAs)"). This publication is usually updated annually, and can be obtained from any IRS district office or the IRS website (www.irs.gov).

AXA Equitable designs its IRA contracts to qualify as "individual retirement annuities" under Section 408(b) of the Internal Revenue Code. This prospectus contains the information that the IRS requires you to have before you purchase an IRA. This section of the prospectus covers some of the special tax rules that apply to traditional IRAs. The next section covers Roth IRAs. We offer the EQUI-VEST(R) Express(SM) contract in both traditional IRA and Roth IRA versions.


We have received an opinion letter from the IRS approving the respective forms of the EQUI-VEST(R) traditional and Roth IRA contracts, as amended to reflect recent tax law changes, for use as a traditional IRA and a Roth IRA, respectively. This IRS approval is a determination only as to the form of the annuity. It does not represent a determination of the merits of the annuity as an investment. The contracts submitted for IRS approval do not include every feature possibly available under the EQUI-VEST(R) traditional and Roth IRA contracts.


The Inherited IRA beneficiary continuation contract has not been submitted to the IRS for approval as to form for use as a traditional IRA or Roth IRA.


CANCELLATION

You can cancel any version of the EQUI-VEST(R) Express(SM) IRA contract (traditional IRA or Roth IRA) by following the directions under "Your right to cancel within a certain number of days" in "Contract features and benefits" earlier in this prospectus. You can cancel an EQUI-VEST(R) Express(SM) Roth IRA contract issued as a result of a full or partial conversion of any EQUI-VEST(R) traditional IRA contract by following the instructions in the "EQUI-VEST(R) Roth IRA Re-Characterization Form." The form is available from our processing office or your financial professional. If you cancel a traditional IRA, or Roth IRA contract, we may have to withhold tax, and we must report the transaction to the IRS. A contract cancellation could have an unfavorable tax impact.

TRADITIONAL INDIVIDUAL RETIREMENT ANNUITIES
(TRADITIONAL IRAS)

CONTRIBUTIONS TO TRADITIONAL IRAS. Individuals may make three different types of contributions to a traditional IRA:

o    regular contributions out of earned income or compensation; or

o    tax-free "rollover" contributions; or

o direct custodian-to-custodian transfers from other traditional IRAs ("direct transfers").

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REGULAR CONTRIBUTIONS TO TRADITIONAL IRAS


LIMITS ON CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2005 and 2006. When your earnings are below $4,000 your earned income or compensation for the year is the most you can contribute. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a traditional IRA. You cannot make regular traditional IRA contributions for the taxable year in which you reach age 701/2 or any taxable year after that.

If you reach age 50 before the close of the taxable year for which you are making a regular contribution to your IRA, you may be eligible to make an additional "catch up contribution" of up to $500 to your traditional IRA for the taxable year 2005. This amount increases to $1,000 for 2006.

SPECIAL RULES FOR SPOUSES. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to traditional IRAs (and Roth IRAs discussed below). Even if one spouse has no compensation, or compensation under $4,000, married individuals filing jointly can contribute up to $8,000 for each of 2005 and 2006 to any combination of traditional IRAs and Roth IRAs. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. The maximum amount may be less if earned income is less and the other spouse has made IRA contributions. No more than a combined total of $4,000 can be contributed annually to either spouse's traditional and Roth IRAs. Each spouse owns his or her traditional IRAs and Roth IRAs even if the other spouse funded the contributions. A working spouse age 701/2 or over can contribute up to the lesser of $4,000 or 100% of "earned income" to a traditional IRA for a nonworking spouse until the year in which the nonworking spouse reaches age 701/2. Catch-up contributions may be made as described above for spouses who are at least age 50 but under age 701/2 at any time during the taxable year for which the contribution is being made.


DEDUCTIBILITY OF CONTRIBUTIONS. The amount of traditional IRA contributions that you can deduct for a taxable year depends on whether you are covered by an employer-sponsored-tax-favored retirement plan, as defined under special federal income tax rules. Your Form W-2 will indicate whether or not you are covered by such a retirement plan.


If you are not covered by a retirement plan during any part of the year, you can make fully deductible contributions to your traditional IRAs for the taxable year up to the maximum amount discussed above under "Limits on contributions." That is, for the taxable years 2005 and 2006, your fully deductible contribution can be up to $4,000, or if less, your earned income. The dollar limit is $4,500 for people eligible to make age 50-701/2 catch-up contributions for 2005 and $5,000 for 2006, respectively.


If you are covered by a retirement plan during any part of the year, and your adjusted gross income (AGI) is below the lower dollar figure in a phase-out range, you can make fully deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls within a phase-out range, you can make partially deductible contributions to your traditional IRAs.

If you are covered by a retirement plan during any part of the year, and your AGI falls above the higher figure in the phase-out range, you may not deduct any of your regular contributions to your traditional IRAs.


If you are single and covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $50,000 and $60,000 in 2005 and later years.

If you are married and file a joint return, and you are covered by a retirement plan during any part of the taxable year, the deduction for traditional IRA contributions phases out with AGI between $70,000 and $80,000 in 2005 and AGI between $75,000 and $85,000 in 2006. In 2007, the deduction will phase out for AGI between $80,000 and $100,000.


Married individuals filing separately and living apart at all times are not considered married for purposes of this deductible contribution calculation. Generally, the active participation in an employer-sponsored retirement plan of an individual is determined independently for each spouse. Where spouses have "married filing jointly" status, however, the maximum deductible traditional IRA contribution for an individual who is not an active participant (but whose spouse is an active participant) is phased out for taxpayers with AGI of between $150,000 and $160,000.


To determine the deductible amount of the contribution for 2005, for example, you determine AGI and subtract $50,000 if you are single, or $70,000 if you are married and file a joint return with your spouse. The resulting amount is your excess AGI. You then determine the limit on the deduction for traditional IRA contributions using the following formula:


($10,000-excess AGI)   times      the maximum         equals   the adjusted
--------------------     x     regular contribution     =      deductible
 divided by $10,000            amount for the year             contribution
                                discussed above                limit

ADDITIONAL "SAVER'S CREDIT" FOR CONTRIBUTIONS TO A TRADITIONAL IRA OR ROTH IRA


You may be eligible for a nonrefundable income tax credit for contributions you make to a traditional IRA or Roth IRA. The final year this credit is available is 2006. If you qualify, you may take this credit even though your traditional IRA contribution is already fully or partially deductible. To take advantage of this "saver's credit" you must be age 18 or over before the end of the taxable year for which the contribution is made. You cannot be a full-time student or claimed as a dependent on another's tax return, and your adjusted gross income cannot exceed $50,000. The amount of the tax credit you can get varies from 10% of your contribution to 50% of your contribution, and depends on your income tax filing status and your adjusted gross


44  Tax information
income. The maximum annual contribution eligible for the saver's credit is $2,000. If you and your spouse file a joint return, and each of you qualifies, each is eligible for a maximum annual contribution of $2,000. Your saver's credit may also be reduced if you take or have taken a taxable distribution from any plan eligible for a saver's credit contribution -- even if you make a contribution to one plan and take the distribution from another plan -- during the "testing period." The "testing period" begins two years before the year for which you make the contribution and ends when your tax return is due for the year for which you make the contribution. Saver's-credit-eligible contributions may be made to a 401(k) plan, 403(b) TSA, governmental employer 457(b) plan, SIMPLE IRA, or SARSEP IRA, as well as a traditional IRA or Roth IRA.


NONDEDUCTIBLE REGULAR CONTRIBUTIONS. If you are not eligible to deduct part or all of the traditional IRA contribution, you may still make nondeductible contributions on which earnings will accumulate on a tax-deferred basis. The combined deductible and nondeductible contributions to your traditional IRA (or the nonworking spouse's traditional IRA) may not, however, exceed the maximum dollar per person limit for the applicable taxable year ($4,000 for 2005 and 2006). The dollar limit is $4,500 in 2005 and $5,000 in 2006 for people eligible to make age 50-701/2 catch-up contributions. See "Excess contributions" below. You must keep your own records of deductible and nondeductible contributions in order to prevent double taxation on the distribution of previously taxed amounts. See "Withdrawals, payments and transfers of funds out of traditional IRAs" below.


If you are making nondeductible contributions in any taxable year, or you have made nondeductible contributions to a traditional IRA in prior years and are receiving distributions from any traditional IRA, you must file the required information with the IRS. Moreover, if you are making nondeductible traditional IRA contributions, you must retain all income tax returns and records pertaining to such contributions until interests in all traditional IRAs are fully distributed.

WHEN YOU CAN MAKE REGULAR CONTRIBUTIONS. If you file your tax returns on a calendar year basis like most taxpayers, you have until the April 15 return filing deadline (without extensions) of the following calendar year to make your regular traditional IRA contributions for a tax year.

ROLLOVER AND TRANSFER CONTRIBUTIONS TO TRADITIONAL IRAS

Rollover contributions may be made to a traditional IRA from these "eligible retirement plans":

o    qualified plans;

o governmental employer 457(b) plans, also referred to as "governmental employer EDC plans";

o TSAs (including Internal Revenue Code Section 403(b)(7) custodial accounts); and

o    other traditional IRAs.

Direct transfer contributions may only be made directly from one traditional IRA to another.

Any amount contributed to a traditional IRA after you reach age 701/2 must be net of your required minimum distribution for the year in which the rollover or direct transfer contribution is made.

ROLLOVERS FROM "ELIGIBLE RETIREMENT PLANS" OTHER THAN TRADITIONAL IRAS

There are two ways to do rollovers:

Your plan administrator will tell you whether or not your distribution is eligible to be rolled over. Spousal beneficiaries and spousal alternate payees under qualified domestic relations orders may roll over funds on the same basis as the plan participant.

o    Do it yourself
     You actually receive a distribution that can be rolled over and you roll it over to a traditional IRA within 60 days after the date you receive the funds. The distribution from your eligible retirement plan will be net of 20% mandatory federal income tax withholding. If you want, you can replace the withheld funds yourself and roll over the full amount.

o    Direct rollover
     You tell the trustee or custodian of the eligible retirement plan to send the distribution directly to your traditional IRA issuer. Direct rollovers are not subject to mandatory federal income tax withholding.

All distributions from a TSA, qualified plan or governmental employer 457(b) plan are eligible rollover distributions, unless the distribution is:

o    "a required minimum distribution" after age 701/2 or retirement; or

o one of a series of substantially equal periodic payments made at least annually for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and your designated beneficiary; or

o one of a series of substantially equal periodic payments made for a specified period of 10 years or more; or

o    a hardship withdrawal; or

o    a corrective distribution which fits specified technical tax rules; or

o    a loan that is treated as a distribution; or

o    a death benefit payment to a beneficiary who is not your surviving spouse;
     or

o a qualified domestic relations order distribution to a beneficiary who is not your current spouse or former spouse.

You should discuss with your tax adviser whether you should consider rolling over funds from one type of tax qualified retirement plan to another, because the funds will generally be subject to the rules of the recipient plan. For example, funds in a governmental employer 457(b) plan are not subject to the additional 10% federal income tax penalty for premature distributions, but they may become subject to this penalty if you roll the funds to a different type of eligible retirement plan, such as a traditional IRA, and subsequently take a premature distribution.

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

ROLLOVERS OF AFTER-TAX CONTRIBUTIONS FROM ELIGIBLE RETIREMENT PLANS OTHER THAN TRADITIONAL IRAS

Any after-tax contributions you have made to a qualified plan or TSA (but not a governmental employer 457(b) plan) may be rolled over to a traditional IRA (either in a direct rollover or a rollover you do yourself). When the recipient plan is a traditional IRA, you are responsible for recordkeeping and calculating the taxable amount of any distributions you take from that traditional IRA. See "Taxation of payments" later in this prospectus under "Withdrawals, payments and transfers of funds out of traditional IRAs." After-tax contributions in a traditional IRA cannot be rolled over from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457(b) plan.

ROLLOVERS FROM TRADITIONAL IRAS TO TRADITIONAL IRAS

You may roll over amounts from one traditional IRA to one or more of your other traditional IRAs if you complete the transaction within 60 days after you receive the funds. You may make such a rollover only once in every 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers are not rollover transactions. You can make these more frequently than once in every 12-month period.

SPOUSAL ROLLOVERS AND DIVORCE-RELATED DIRECT TRANSFERS

The surviving spouse beneficiary of a deceased individual can roll over funds from, or directly transfer funds from, an inherited traditional IRA to one or more other traditional IRAs. Also, in some cases, traditional IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.

EXCESS CONTRIBUTIONS

Excess contributions to IRAs are subject to a 6% excise tax for the year in which made and for each year after until withdrawn. The following are excess contributions to IRAs:

o regular contributions of more than the maximum regular contribution amount for the applicable taxable year; or

o    regular contributions to a traditional IRA made after you reach age 701/2;
     or

o rollover contributions of amounts which are not eligible to be rolled over, for example, minimum distributions required to be made after age 701/2.

You can avoid the excise tax by withdrawing an excess contribution (rollover or regular) before the due date (including extensions) for filing your federal income tax return for the year. If it is an excess regular traditional IRA contribution, you cannot take a tax deduction for the amount withdrawn. You do not have to include the excess contribution withdrawn as part of your income. It is also not subject to the 10% additional penalty tax on early distributions, discussed below under "Early distribution penalty tax." You do have to withdraw any earnings that are attributed to the excess contribution. The withdrawn earnings would be included in your gross income and could be subject to the 10% penalty tax.

Even after the due date for filing your return, you may withdraw an excess rollover contribution, without income inclusion or 10% penalty, if:

(1)  the rollover was from an eligible retirement plan to a traditional IRA;

(2) the excess contribution was due to incorrect information that the plan provided; and

(3)  you took no tax deduction for the excess contribution.

RECHARACTERIZATIONS

Amounts that have been contributed as traditional IRA funds may subsequently be treated as Roth IRA funds. Special federal income tax rules allow you to change your mind again and have amounts that are subsequently treated as Roth IRA funds, once again treated as traditional IRA funds. You do this by using the forms we prescribe. This is referred to as having "recharacterized" your contribution.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF TRADITIONAL IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a traditional IRA at any time. You do not need to wait for a special event like retirement.

TAXATION OF PAYMENTS. Earnings in traditional IRAs are not subject to federal income tax until you or your beneficiary receive them. Taxable payments or distributions include withdrawals from your contract, surrender of your contract, and annuity payments from your contract. Death benefits are also taxable.

Except as discussed below, the total amount of any distribution from a traditional IRA must be included in your gross income as ordinary income. We report all payments from traditional IRA contracts on IRS Form 1099R as fully taxable.

If you have ever made nondeductible IRA contributions to any traditional IRA (it does not have to be to this particular traditional IRA contract), those contributions are recovered tax free when you get distributions from any traditional IRA. It is your responsibility to keep permanent tax records of all of your nondeductible contributions to traditional IRAs so that you can correctly report the taxable amount of any distribution on your own tax return. At the end of any year in which you have received a distribution from any traditional IRA, you calculate the ratio of your total nondeductible traditional IRA contributions (less any amounts previously withdrawn tax free) to the total account balances of all traditional IRAs you own at the end of the year plus all traditional IRA distributions made during the year. Multiply this by all distributions from the traditional IRA during the year to determine the nontaxable portion of each distribution.

A distribution from a traditional IRA is not taxable if:

o the amount received is a withdrawal of excess contributions, as described under "Excess contributions" above; or

o the entire amount received is rolled over to another traditional IRA or other eligible retirement plan which agrees to accept the funds.

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

     (See "Rollovers from eligible retirement plans other than traditional IRAs" under "Rollover and transfer contributions to traditional IRAs" above.)

The following are eligible to receive rollovers of distributions from a traditional IRA: a qualified plan, a TSA or a governmental employer 457 plan. After-tax contributions in a traditional IRA cannot be rolled from your traditional IRA into, or back into, a qualified plan, TSA or governmental employer 457 plan. Before you decide to roll over a distribution from a traditional IRA to another eligible retirement plan, you should check with the administrator of that plan about whether the plan accepts rollovers and, if so, the types it accepts. You should also check with the administrator of the receiving plan about any documents required to be completed before it will accept a rollover.

Distributions from a traditional IRA are not eligible for favorable ten-year averaging and long-term capital gain treatment available under limited circumstances for certain distributions from qualified plans. If you might be eligible for such tax treatment from your qualified plan, you may be able to preserve such tax treatment even though an eligible rollover from a qualified plan is temporarily rolled into a "conduit IRA" before being rolled back into a qualified plan. See your tax adviser.

REQUIRED MINIMUM DISTRIBUTIONS


BACKGROUND ON REGULATIONS -- REQUIRED MINIMUM DISTRIBUTION Distributions must be made from traditional IRAs according to rules contained in the Code and Treasury Regulations. Certain provisions of Treasury Regulations will require, beginning in 2006, that the actuarial present value of additional annuity contract benefits be added to the dollar amount credited for purposes of calculating certain types of required minimum distributions from individual retirement annuity contracts. This could increase the amount required to be distributed from these contracts if you take annual withdrawals instead of receiving annuity payments.


LIFETIME REQUIRED MINIMUM DISTRIBUTIONS. You must start taking annual distributions from your traditional IRAs for the year in which you turn age 701/2.

WHEN YOU HAVE TO TAKE THE FIRST LIFETIME REQUIRED MINIMUM DISTRIBUTION. The first required minimum distribution is for the calendar year in which you turn age 701/2. You have the choice to take this first required minimum distribution during the calendar year you actually reach age 701/2, or to delay taking it until the first three-month period in the next calendar year (January 1 - April
1). Distributions must start no later than your "Required Beginning Date," which is April 1st of the calendar year after the calendar year in which you turn age 701/2. If you choose to delay taking the first annual minimum distribution, then you will have to take two minimum distributions in that year -- the delayed one for the first year and the one actually for that year. Once minimum distributions begin, they must be made at some time each year.

HOW YOU CAN CALCULATE REQUIRED MINIMUM DISTRIBUTIONS. There are two approaches to taking required minimum distributions -- "account-based" or "annuity-based."

ACCOUNT-BASED METHOD. If you choose an account-based method, you divide the value of your traditional IRA as of December 31st of the past calendar year by a number corresponding to your age from an IRS table. This gives you the required minimum distribution amount for that particular IRA for that year. If your spouse is your sole beneficiary and more than 10 years younger than you, the dividing number you use may be from another IRS table and may produce a smaller lifetime required minimum distribution amount. Regardless of the table used, the required minimum distribution amount will vary each year as the account value and the divisor change. If you initially choose an account-based method, you may later apply your traditional IRA funds to a life annuity-based payout with any certain period not exceeding remaining life expectancy, determined in accordance with IRS tables.

ANNUITY-BASED METHOD. If you choose an annuity-based method, you do not have to do annual calculations. You apply the account value to an annuity payout for your life or the joint lives of you and a designated beneficiary, or for a period certain not extending beyond applicable life expectancies, determined in accordance with IRS tables.

DO YOU HAVE TO PICK THE SAME METHOD TO CALCULATE YOUR REQUIRED MINIMUM DISTRIBUTIONS FOR ALL OF YOUR TRADITIONAL IRAS AND OTHER RETIREMENT PLANS? No. If you want, you can choose a different method for each of your traditional IRAs and other retirement plans. For example, you can choose an annuity payout from one IRA, a different annuity payout from a qualified plan, and an account-based annual withdrawal from another IRA.

WILL WE PAY YOU THE ANNUAL AMOUNT EVERY YEAR FROM YOUR TRADITIONAL IRA BASED ON THE METHOD YOU CHOOSE? We will only pay you automatically if you affirmatively select an annuity payout option or an account-based withdrawal option such as our minimum distribution withdrawal option. If you do not elect one of these options, we will calculate the amount of the required minimum distribution withdrawal for you, if you so request in writing. However, in that case you will be responsible for asking us to pay the required minimum distribution withdrawal to you.

Also, the IRS will let you calculate the required minimum distribution for each traditional IRA that you maintain, using the method that you picked for that particular IRA. You can add these required minimum distribution amount calculations together. As long as the total amount you take out every year satisfies your overall traditional IRA required minimum distribution amount, you may choose to take your annual required minimum distribution from any one or more traditional IRAs that you own.

WHAT IF YOU TAKE MORE THAN YOU NEED TO FOR ANY YEAR? The required minimum distribution amount for your traditional IRAs is calculated on a year-by-year basis. There are no carry-back or carry-forward provisions. Also, you cannot apply required minimum distribution amounts you take from your qualified plans to the amounts you have to take from your traditional IRAs and vice versa.

WHAT IF YOU TAKE LESS THAN YOU NEED TO FOR ANY YEAR? Your IRA could be disqualified, and you could have to pay tax on the entire value. Even if your IRA is not disqualified, you could have to pay a 50% penalty tax on the shortfall (required amount for traditional IRAs less amount

                                                             Tax information  47
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actually taken). It is your responsibility to meet the required minimum distribution rules. We will remind you when our records show that you are within the age group which must take lifetime required minimum distributions.
If you do not select a method with us, we will assume you are taking your required minimum distribution from another traditional IRA that you own.

WHAT ARE THE REQUIRED MINIMUM DISTRIBUTION PAYMENTS AFTER YOU DIE? These could vary depending on whether you die before or after your Required Beginning Date for lifetime required minimum distribution payments, and the status of your beneficiary. The following assumes that you have not yet elected an annuity-based payout at the time of your death. If you elect an annuity-based payout, payments (if any) after your death must be made at least as rapidly as when you were alive.

INDIVIDUAL BENEFICIARY. Regardless of whether your death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the owner's death and reduces that number by one each subsequent year.

If you die before your Required Beginning Date, the rules permit any individual beneficiary, including a spousal beneficiary, to elect instead to apply the "5-year rule." Under this rule, instead of annual payments having to be made beginning with the first in the year following the owner's death, the entire account must be distributed by the end of the calendar year which contains the fifth anniversary of the owner's death. No distribution is required before that fifth year.

SPOUSAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is your surviving spouse, your spouse has a number of choices. Post-death distributions may be made over your spouse's single life expectancy. Any amounts distributed after that surviving spouse's death are made over the spouse's life expectancy calculated in the year of his/her death, reduced by one for each subsequent year. In some circumstances, your surviving spouse may elect to become the owner of the traditional IRA and halt distributions until he or she reaches age 701/2, or roll over amounts from your traditional IRA into his/her own traditional IRA or other eligible retirement plan.

If you die before your Required Beginning Date, and the death beneficiary is your surviving spouse, the rules permit the spouse to delay starting payments over his/her life expectancy until the year in which you would have attained age 701/2.

NON-INDIVIDUAL BENEFICIARY. If you die after your Required Beginning Date, and your death beneficiary is a non-individual, such as the estate, the rules permit the beneficiary to calculate post-death required minimum distribution amounts based on the owner's life expectancy in the year of death. However, note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

If you die before your Required Beginning Date for lifetime required minimum distribution payments, and the death beneficiary is a non-individual, such as the estate, the rules continue to apply the 5-year rule discussed above under "Individual beneficiary." Please note that we need an individual annuitant to keep an annuity contract in force. If the beneficiary is not an individual, we must distribute amounts remaining in the annuity contract after the death of the annuitant.

SUCCESSOR OWNER AND ANNUITANT

If your spouse is the sole primary beneficiary and elects to become the successor owner and annuitant, no death benefit is payable until your surviving spouse's death.

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

IRA death benefits are taxed the same as IRA distributions.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

You cannot get loans from a traditional IRA. You cannot use a traditional IRA as collateral for a loan or other obligation. If you borrow against your IRA or use it as collateral, its tax-favored status will be lost as of the first day of the tax year in which this prohibited event occurs. If this happens, you must include the value of the traditional IRA in your federal gross income. Also, the early distribution penalty tax of 10% may apply if you have not reached age 591/2 before the first day of that tax year.

EARLY DISTRIBUTION PENALTY TAX

A penalty tax of 10% of the taxable portion of a distribution applies to distributions from a traditional IRA made before you reach age 591/2. Some of the available exceptions to the pre-age 591/2 penalty tax include distributions made:

o    on or after your death; or

o    because you are disabled (special federal income tax definition); or

o to pay for certain extraordinary medical expenses (special federal income tax definition); or

o to pay medical insurance premiums for unemployed individuals (special federal income tax definition); or

o to pay certain first-time home buyer expenses (special federal income tax definition); or

o to pay certain higher education expenses (special federal income tax definition -- there is a $10,000 lifetime total limit for these distributions from all your traditional and Roth IRAs); or

o in the form of substantially equal periodic payments made at least annually over your life (or your life expectancy), or over the joint lives of you and your beneficiary (or your joint life expectancy) using an IRS-approved distribution method.

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ROTH INDIVIDUAL RETIREMENT ANNUITIES
("ROTH IRAS")

This section of the prospectus covers some of the special tax rules that apply to Roth IRAs. If the rules are the same as those that apply to the traditional IRA, we will refer you to the same topic under "Traditional IRAs."

The EQUI-VEST(R) Express(SM) Roth IRA contracts are designed to qualify as Roth individual retirement annuities under Sections 408A(b) and 408(b) of the Internal Revenue Code.

CONTRIBUTIONS TO ROTH IRAS

Individuals may make four different types of contributions to a Roth IRA:

o    regular after-tax contributions out of earnings; or

o taxable rollover contributions from traditional IRAs ("conversion" contributions); or

o    tax-free rollover contributions from other Roth IRAs; or

o tax-free direct custodian-to-custodian transfers from other Roth IRAs ("direct transfers").

If you use the forms we require, we will also accept traditional IRA funds which are subsequently recharacterized as Roth IRA funds following special federal income tax rules.

REGULAR CONTRIBUTIONS TO ROTH IRAS


LIMITS ON REGULAR CONTRIBUTIONS. The "maximum regular contribution amount" for any taxable year is the most that can be contributed to all of your IRAs (traditional and Roth) as regular contributions for the particular taxable year. The maximum regular contribution amount depends on age, earnings, and year, among other things. Generally, $4,000 is the maximum amount that you may contribute to all IRAs (including Roth IRAs) for each of the taxable years 2005 and 2006. This limit does not apply to rollover contributions or direct custodian-to-custodian transfers into a Roth IRA. Any contributions to Roth IRAs reduce the ability to contribute to traditional IRAs and vice versa. When your earnings are below $4,000, your earned income or compensation for the year is the most you can contribute. If you are married and file a joint income tax return, you and your spouse may combine your compensation to determine the amount of regular contributions you are permitted to make to Roth IRAs and traditional IRAs. See the discussion above under traditional IRAs. If you or your spouse are at least age 50 at any time during the taxable year for which you are making a regular contribution, additional catch-up contributions totalling up to $500 can be made for the taxable year 2005. This amount increases to $1,000 for 2006.


With a Roth IRA, you can make regular contributions when you reach age 701/2, as long as you have sufficient earnings. But, you cannot make contributions, regardless of your age, for any year that:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is over $160,000; or,

o your federal income tax filing status is "single" and your modified adjusted gross income is over $110,000.

However, you can make regular Roth IRA contributions in reduced amounts when:

o your federal income tax filing status is "married filing jointly" and your modified adjusted gross income is between $150,000 and $160,000; or

o your federal income tax filing status is "single" and your modified adjusted gross income is between $95,000 and $110,000.

If you are married and filing separately and your modified adjusted gross income is between $0 and $10,000 the amount of regular contribution you are permitted to make is phased out. If your modified adjusted gross income is more than $10,000 you cannot make a regular Roth IRA contribution.

WHEN YOU CAN MAKE CONTRIBUTIONS? Same as traditional IRAs.

DEDUCTIBILITY OF CONTRIBUTIONS. Roth IRA contributions are not tax deductible.

ROLLOVERS AND DIRECT TRANSFERS

WHAT IS THE DIFFERENCE BETWEEN ROLLOVER AND DIRECT TRANSFER TRANSACTIONS? You may make rollover contributions to a Roth IRA from only two sources:

o    another Roth IRA ("tax-free rollover contribution"); or

o another traditional IRA, including a SEP-IRA or SIMPLE IRA (after a two-year rollover limitation period for SIMPLE IRA funds) in a taxable "conversion" rollover ("conversion contribution").

You may not make contributions to a Roth IRA from a qualified plan under
Section 401(a) of the Internal Revenue Code, or a TSA under Section 403(b) of the Internal Revenue Code or any other eligible retirement plan. You may make direct transfer contributions to a Roth IRA only from another Roth IRA.

The difference between a rollover transaction and a direct transfer transaction is the following. In a rollover transaction you actually take possession of the funds rolled over, or are considered to have received them under tax law in the case of a change from one type of plan to another. In a direct transfer transaction, you never take possession of the funds, but direct the first Roth IRA custodian, trustee, or issuer to transfer the first Roth IRA funds directly to the recipient Roth IRA custodian, trustee or issuer. You can make direct transfer transactions only between identical plan types (for example, Roth IRA to Roth IRA). You can also make rollover transactions between identical plan types. However, you can only use rollover transactions between different plan types (for example, traditional IRA to Roth IRA).

You may make both Roth IRA to Roth IRA rollover transactions and Roth IRA to Roth IRA direct transfer transactions. This can be accomplished on a completely tax-free basis. However, you may make Roth IRA to Roth IRA rollover transactions only once in any 12-month period for the same funds. Trustee-to-trustee or custodian-to-custodian direct transfers can be made more frequently than once a year. Also, if you send us the rollover contribution to apply it to a Roth IRA, you must do so within 60 days after you receive the proceeds from the original IRA to get rollover treatment.

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The surviving spouse beneficiary of a deceased individual can roll over or directly transfer an inherited Roth IRA to one or more other Roth IRAs. In some cases, Roth IRAs can be transferred on a tax-free basis between spouses or former spouses as a result of a court ordered divorce or separation decree.


CONVERSION CONTRIBUTIONS TO ROTH IRAS


In a conversion rollover transaction, you withdraw (or are considered to have withdrawn) all or a portion of funds from a traditional IRA you maintain and convert it to a Roth IRA within 60 days after you receive (or are considered to have received) the traditional IRA proceeds. Unlike a rollover from a traditional IRA to another traditional IRA, the conversion rollover transaction is not tax-free. Instead, the distribution from the traditional IRA is generally fully taxable. For this reason, we are required to withhold 10% federal income tax from the amount converted unless you elect out of such withholding. (If you have ever made nondeductible regular IRA contributions to any traditional IRA -- whether or not it is the traditional IRA you are converting -- a pro rata portion of the distribution is tax-free.)

There is, however, no early distribution penalty tax on the traditional IRA withdrawal that you are converting to a Roth IRA, even if you are under age 591/2.

You cannot make conversion contributions to a Roth IRA for any taxable year in which your modified adjusted gross income exceeds $100,000. For this purpose, your modified adjusted gross income is calculated without the gross income stemming from the traditional IRA conversion. Beginning in 2005, modified adjusted gross income for this purpose will also exclude any lifetime required minimum distribution from a traditional IRA. You also cannot make conversion contributions to a Roth IRA for any taxable year in which your federal income tax filing status is "married filing separately."

Finally, you cannot make conversion contributions to a Roth IRA to the extent that the funds in your traditional IRA are subject to the annual required minimum distribution rule applicable to traditional IRAs beginning at age 701/2.

You cannot convert and reconvert an amount during the same taxable year, or if later, during the 30-day period following a recharacterization. If you reconvert during either of these periods, it will be a failed Roth IRA conversion.

RECHARACTERIZATIONS

You may be able to treat a contribution made to one type of IRA as having been made to a different type of IRA. This is called recharacterizing the contribution.

HOW TO RECHARACTERIZE. To recharacterize a contribution, you generally must have the contribution transferred from the first IRA (the one to which it was made) to the second IRA in a deemed trustee-to-trustee transfer. If the transfer is made by the due date (including extensions) for your tax return for the year during which the contribution was made, you can elect to treat the contribution as having been originally made to the second IRA instead of to the first IRA. It will be treated as having been made to the second IRA on the same date that it was actually made to the first IRA. You must report the recharacterization, and must treat the contribution as having been made to the second IRA, instead of the first IRA, on your tax return for the year during which the contribution was made.

The contribution will not be treated as having been made to the second IRA unless the transfer includes any net income allocable to the contribution. You can take into account any loss on the contribution while it was in the IRA when calculating the amount that must be transferred. If there was a loss, the net income you must transfer may be a negative amount.

No deduction is allowed for the contribution to the first IRA and any net income transferred with the recharacterized contribution is treated as earned in the second IRA. The contribution will not be treated as having been made to the second IRA to the extent any deduction was allowed with respect to the contribution to the first IRA.

For recharacterization purposes, a distribution from a traditional IRA that is received in one tax year and rolled over into a Roth IRA in the next year, but still within 60 days of the distribution from the traditional IRA, is treated as a contribution to the Roth IRA in the year of the distribution from the traditional IRA.

Roth IRA conversion contributions from a SEP-IRA or SIMPLE IRA can be recharacterized to a SEP-IRA or SIMPLE IRA (including the original SEP-IRA or SIMPLE IRA).

To recharacterize a contribution you must use our forms.

The recharacterization of a contribution is not treated as a rollover for purposes of the 12 month limitation period described above. This rule applies even if the contribution would have been treated as a rollover contribution by the second IRA if it had been made directly to the second IRA rather than as a result of a recharacterization of a contribution to the first IRA.

WITHDRAWALS, PAYMENTS AND TRANSFERS OF FUNDS OUT OF ROTH IRAS

NO FEDERAL INCOME TAX LAW RESTRICTIONS ON WITHDRAWALS. You can withdraw any or all of your funds from a Roth IRA at any time; you do not need to wait for a special event like retirement.

DISTRIBUTIONS FROM ROTH IRAS

Distributions include withdrawals from your contract, surrender and termination of your contract and annuity payments from your contract. Death benefits are also distributions.

You must keep your own records of regular and conversion contributions to all Roth IRAs to assure appropriate taxation. You may have to file information on your contributions to and distributions from any Roth IRA on your tax return. You may have to retain all income tax returns and records pertaining to such contributions and distributions until your interests in all Roth IRAs are distributed.

Like traditional IRAs, taxable distributions from a Roth IRA are not entitled to the special favorable ten-year averaging and long-term capital gain treatment available in limited cases to certain distributions from qualified plans.

The following distributions from Roth IRAs are free of income tax:

o    Rollovers from a Roth IRA to another Roth IRA;

50  Tax information

o    Direct transfers from a Roth IRA to another Roth IRA;

o    "Qualified distributions" from Roth IRAs; and

o    return of excess contributions or amounts recharacterized to a traditional
     IRA.

QUALIFIED DISTRIBUTIONS FROM ROTH IRAS

Qualified distributions from Roth IRAs made because of one of the following four qualifying events or reasons are not includable in income:

o    you are age 591/2 or older; or

o    you die; or

o    you become disabled (special federal income tax definition); or

o your distribution is a "qualified first-time homebuyer distribution" (special federal income tax definition; $10,000 lifetime total limit for these distributions from all of your traditional and Roth IRAs).

You also have to meet a five-year aging period. A qualified distribution is any distribution made after the five-taxable year period beginning with the first taxable year for which you made any contribution to any Roth IRA (whether or not the one from which the distribution is being made).

NONQUALIFIED DISTRIBUTIONS FROM ROTH IRAS. Nonqualified distributions from Roth IRAs are distributions that do not meet both the qualifying event and five-year aging period tests described above. If you receive such a distribution, part of it may be taxable. For purposes of determining the correct tax treatment of distributions (other than the withdrawal of excess contributions and the earnings on them), there is a set order in which contributions (including conversion contributions) and earnings are considered to be distributed from your Roth IRA. The order of distributions is as follows:

(1)  Regular contributions

(2) Conversion contributions, on a first-in-first-out basis (generally, total conversions from the earliest year first). These conversion contributions are taken into account as follows:

     (a) Taxable portion (the amount required to be included in gross income because of conversion) first, and then the

     (b)  Nontaxable portion.

(3)  Earnings on contributions.

Rollover contributions from other Roth IRAs are disregarded for this purpose.

To determine the taxable amounts distributed, distributions and contributions are aggregated or grouped and added together as follows:

(1) All distributions made during the year from all Roth IRAs you maintain -- within any custodian or issuer -- are added together.

(2) All regular contributions made during and for the year (contributions made after the close of the year, but before the due date of your return) are added together. This total is added to the total undistributed regular contributions made in prior years.


(3) All conversion contributions made during the year are added together. For purposes of the ordering rules in the case of any conversion in which the conversion distribution is made in 2005 and the conversion contribution is made in 2006, the conversion contribution is treated as contributed prior to other conversion contributions made in 2006.


Any recharacterized contributions that end up in a Roth IRA are added to the appropriate contribution group for the year that the original contribution would have been taken into account if it had been made directly to the Roth IRA.

Any recharacterized contribution that ends up in an IRA other than a Roth IRA is disregarded for the purpose of grouping both contributions and distributions. Any amount withdrawn to correct an excess contribution (including the earnings withdrawn) is also disregarded for this purpose.

REQUIRED MINIMUM DISTRIBUTIONS

Lifetime minimum distribution requirements do not apply.

REQUIRED MINIMUM DISTRIBUTIONS AT DEATH

Same as traditional IRA under "What are the required minimum distribution payments after you die?"

PAYMENTS TO A BENEFICIARY AFTER YOUR DEATH

Distributions to a beneficiary generally receive the same tax treatment as if the distribution had been made to you.

BORROWING AND LOANS ARE PROHIBITED TRANSACTIONS

Same as traditional IRA.

EXCESS CONTRIBUTIONS

Generally the same as traditional IRA, except that regular contributions made after age 701/2 are not "excess contributions."

Excess rollover contributions to Roth IRAs are contributions not eligible to be rolled over (for example, conversion contributions from a traditional IRA if your modified adjusted gross income is in excess of $100,000 in the conversion year).

You can withdraw or recharacterize any contribution to a Roth IRA before the due date (including extensions) for filing your federal income tax return for the tax year. If you do this, you must also withdraw or recharacterize any earnings attributable to the contribution.

EARLY DISTRIBUTION PENALTY TAX

Same as traditional IRA.

FEDERAL AND STATE INCOME TAX WITHHOLDING AND INFORMATION REPORTING

We must withhold federal income tax from distributions from annuity contracts. You may be able to elect out of this income tax withholding in some cases. Generally, we do not have to withhold if your distributions are not taxable. The rate of withholding will depend on the type of distribution and, in certain cases, the amount of your distribution. Any income tax withheld is a credit against your income tax liability. If

                                                             Tax information  51
you do not have sufficient income tax withheld or do not make sufficient estimated income tax payments, you may incur penalties under the estimated income tax rules.

You must file your request not to withhold in writing before the payment or distribution is made. Our processing office will provide forms for this purpose. You cannot elect out of withholding unless you provide us with your correct Taxpayer Identification Number and a United States residence address. You cannot elect out of withholding if we are sending the payment out of the United States.

You should note the following special situations:

o we might have to withhold and/or report on amounts we pay under a free look or cancellation.

o we are generally required to withhold on conversion rollovers of traditional IRAs to Roth IRAs, as it is considered a withdrawal from the traditional IRA and is taxable.

o we are required to withhold on the gross amount of a distribution from a Roth IRA to the extent it is reasonable for us to believe that a distribution is includable in your gross income. This may result in tax being withheld even though the Roth IRA distribution is ultimately not taxable. You can elect out of withholding as described below.

Special withholding rules apply to foreign recipients and United States citizens residing outside the United States. We do not discuss these rules here in detail. However, we may require additional documentation in the case of payments made to non-United States persons and United States persons living abroad prior to processing any requested transaction.

Certain states have indicated that state income tax withholding will also apply to payments from the contracts made to residents. In some states, you may elect out of state withholding, even if federal withholding applies. Generally, an election out of federal withholding will also be considered an election out of state withholding. If you need more information concerning a particular state or any required forms, call our processing office at the toll-free number.

FEDERAL INCOME TAX WITHHOLDING ON PERIODIC ANNUITY PAYMENTS

We withhold differently on "periodic" and "non-periodic" payments. For a periodic annuity payment, for example, unless you specify a different number of withholding exemptions, we withhold assuming that you are married and claiming three withholding exemptions. If you do not give us your correct Taxpayer Identification Number, we withhold as if you are single with no exemptions.


Based on the assumption that you are married and claiming three withholding exemptions, if you receive less than $17,760 in periodic annuity payments in 2005 your payments will generally be exempt from federal income tax withholding. You could specify a different choice of withholding exemption or request that tax be withheld. Your withholding election remains effective unless and until you revoke it. You may revoke or change your withholding election at any time.


FEDERAL INCOME TAX WITHHOLDING ON NON-PERIODIC ANNUITY PAYMENTS (WITHDRAWALS)

For a non-periodic distribution (total surrender, termination, or partial withdrawal), we generally withhold at a flat 10% rate. We apply that rate to the taxable amount in the case of nonqualified contracts, and to the payment amount in the case of traditional IRAs and Roth IRAs, where it is reasonable to assume an amount is includable in gross income.


IMPACT OF TAXES TO AXA EQUITABLE


The contracts provide that we may charge Separate Account A for taxes. We do not now, but may in the future set up reserves for such taxes.

52  Tax information

8. More information

--------------------------------------------------------------------------------

ABOUT OUR SEPARATE ACCOUNT A


Each variable investment option is a subaccount of our Separate Account A. We established Separate Account A in 1968 under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our variable investment options for owners of our variable annuity contracts. We are the legal owner of all of the assets in Separate Account A and may withdraw any amounts that exceed our reserves and other liabilities with respect to variable investment options under our contracts. The results of Separate Account A's operations are accounted for without regard to AXA Equitable's other operations.

Separate Account A is registered under the Investment Company Act of 1940 and is classified by that act as a "unit investment trust." The SEC, however, does not manage or supervise AXA Equitable or Separate Account A.


Each subaccount (variable investment option) within Separate Account A that is available under the contract invests solely in Class IB/B or Class II shares issued by the corresponding portfolio of its Trust.

We reserve the right subject to compliance with laws that apply:

(1) to add variable investment options to, or to remove variable investment options from, Separate Account A, or to add other separate accounts;

(2)  to combine any two or more variable investment options;

(3) to transfer the assets we determine to be the shares of the class of contracts to which the contracts belong from any variable investment option to another variable investment option;

(4) to operate Separate Account A or any variable investment option as a management investment company under the Investment Company Act of 1940 (in which case, charges and expenses that otherwise would be assessed against an underlying mutual fund would be assessed against Separate Account A or a variable investment option directly);

(5)  to deregister Separate Account A under the Investment Company Act of 1940;

(6)  to restrict or eliminate any voting rights as to Separate Account A; and

(7) to cause one or more variable investment options to invest some or all of their assets in one or more other trusts or investment companies.


ABOUT THE TRUSTS


The Trusts are registered under the Investment Company Act of 1940. They are classified as "open-end management investment companies," more commonly called mutual funds. Each Trust issues different shares relating to each of its portfolios.


The Trusts do not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on the Trusts' shares are reinvested in full. The Board of Trustees or Board of Directors, as applicable, of each Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about each Trust, its portfolio investment objectives, policies, restrictions, risks, expenses, its Rule 12b-1 Plan relating to its Class IB/B or Class II shares, and other aspects of its operations, appears in the prospectuses for each Trust, which generally accompany this prospectus, or in their respective SAIs, which are available upon request.

ABOUT OUR FIXED MATURITY OPTIONS


RATES TO MATURITY AND PRICE PER $100 OF MATURITY VALUE

We can determine the amount required to be allocated to one or more fixed maturity options in order to produce specified maturity values. For example, we can tell you how much you need to allocate per $100 of maturity value.

The rates to maturity are determined weekly. The rates in the table below are illustrative only and will most likely differ from the rates applicable at time of purchase. Current rates to maturity can be obtained through TOPS or EQAccess or from your financial professional.


The rates to maturity for new allocations as of February 15, 2005 and the related price per $100 of maturity value were as shown below.



-------------------------------------------------------------
 Fixed Maturity
    Options
 With June 15th
 Maturity Date       Rate to Maturity as
      of                     of             Price Per $100 of
 Maturity Year         February 15, 2005      Maturity Value
-------------------------------------------------------------
     2005                  3.00% *               $ 99.03
     2006                  3.00% *               $ 96.15
     2007                  3.00% *               $ 93.35
     2008                  3.00% *               $ 90.62
     2009                  3.00% *               $ 87.98
     2010                  3.00% *               $ 85.42
     2011                  3.20%                 $ 81.92
     2012                  3.40%                 $ 78.25
     2013                  3.55%                 $ 74.77
     2014                  3.65%                 $ 71.56
-------------------------------------------------------------


* Since these rates to maturity were 3%, no amounts could have been allocated to these options.

HOW WE DETERMINE THE MARKET VALUE ADJUSTMENT

We use the following procedure to calculate the market value adjustment (up or down) we make if you withdraw all of your value from a fixed maturity option before its maturity date.

(1) We determine the market adjusted amount on the date of the withdrawal as follows:

                                                            More information  53

     (a) we determine the fixed maturity amount that would be payable on the maturity date, using the rate to maturity for the fixed maturity option.

     (b) we determine the period remaining in your fixed maturity option (based on the withdrawal date) and convert it to fractional years based on a 365-day year. For example, three years and 12 days becomes 3.0329.

     (c) we determine the current rate to maturity that applies on the withdrawal date to new allocations to the same fixed maturity option.

     (d) we determine the present value of the fixed maturity amount payable at the maturity date, using the period determined in (b) and the rate determined in (c).

(2)  We determine the fixed maturity amount as of the current date.

(3) We subtract (2) from the result in (1)(d). The result is the market value adjustment applicable to such fixed maturity option, which may be positive or negative.

--------------------------------------------------------------------------------
Your market adjusted amount is the present value of the maturity value discounted at the rate to maturity in effect for new contributions to that same fixed maturity option on the date of the calculation.
--------------------------------------------------------------------------------

If you withdraw only a portion of the amount in a fixed maturity option, the market value adjustment will be a percentage of the market value adjustment that would have applied if you had withdrawn the entire value in that fixed maturity option. This percentage is equal to the percentage of the value in the fixed maturity option that you are withdrawing. Any withdrawal charges that are deducted from a fixed maturity option will result in a market value adjustment calculated in the same way. See Appendix II at the end of this prospectus for an example.

For purposes of calculating the rate to maturity for new allocations to a fixed maturity option (see (1)(c) above), we use the rate we have in effect for new allocations to that fixed maturity option. We use this rate even if new allocations to that option would not be accepted at that time. This rate will not be less than 3%. If we do not have a rate to maturity in effect for a fixed maturity option to which the "current rate to maturity" in (1)(c) above would apply, we will use the rate at the next closest maturity date. If we are no longer offering new fixed maturity options, the "current rate to maturity" will be determined in accordance with our procedures then in effect. We reserve the right to add up to 0.50% to the current rate in (1)(c) above for purposes of calculating the market value adjustment only.

INVESTMENTS UNDER THE FIXED MATURITY OPTIONS

Amounts allocated to the fixed maturity options are held in a "nonunitized" separate account we have established under the New York Insurance Law. This separate account provides an additional measure of assurance that we will make full payment of amounts due under the fixed maturity options. Under New York Insurance Law, the portion of the separate account's assets equal to the reserves and other contract liabilities relating to the contracts are not chargeable with liabilities from any other business we may conduct. We own the assets of the separate account, as well as any favorable investment performance on those assets. You do not participate in the performance of the assets held in this separate account. We may, subject to state law that applies, transfer all assets allocated to the separate account to our general account. We guarantee all benefits relating to your value in the fixed maturity options, regardless of whether assets supporting fixed maturity options are held in a separate account or our general account.

We have no specific formula for establishing the rates to maturity for the fixed maturity options. We expect the rates to be influenced by, but not necessarily correspond to, among other things, the yields that we can expect to realize on the separate account's investments from time to time. Our current plans are to invest in fixed-income obligations, including corporate bonds, mortgage-backed and asset-backed securities and government and agency issues having durations in the aggregate consistent with those of the fixed maturity options.

Although the above generally describes our plans for investing the assets supporting our obligations under the fixed maturity options under the contracts, we are not obligated to invest those assets according to any particular plan except as we may be required to by state insurance laws. We will not determine the rates to maturity we establish by the performance of the nonunitized separate account.

ABOUT THE GENERAL ACCOUNT

Our general account supports all of our policy and contract guarantees, including those that apply to the fixed maturity options, as well as our general obligations.

The general account is subject to regulation and supervision by the Insurance Department of the State of New York and to the insurance laws and regulations of all jurisdictions where we are authorized to do business. Because of exemptions and exclusionary provisions that apply, interests in the general account have not been registered under the Securities Act of 1933, nor is the general account an investment company under the Investment Company Act of 1940. However, the market value adjustment interests under the contracts are registered under the Securities Act of 1933.

We have been advised that the staff of the SEC has not reviewed the portions of this prospectus that relate to the general account (other than market value adjustment interests). The disclosure with regard to the general account, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

ABOUT OTHER METHODS OF PAYMENT

AUTOMATIC INVESTMENT PROGRAM -- FOR NQ, TRADITIONAL IRA, AND ROTH IRA CONTRACTS


You may use our automatic investment program, or "AIP," to have a specified amount automatically deducted from a bank checking or savings account, money market checking or savings account, or credit union checking or savings account and contributed as an additional contribution into an NQ, traditional IRA, or Roth IRA contract on a monthly basis. Contributions to all forms of IRAs are subject to the limitations and requirements discussed in "Tax information" earlier in this prospectus.


54  More information

AIP additional contributions may be allocated to any of the variable investment options but not the fixed maturity options. Our minimum contribution amount requirement is $20. You choose the day of the month you wish to have your account debited. However, you may not choose a date later than the 28th day of the month.

You may cancel AIP at any time by notifying our processing office. We are not responsible for any debits made to your account before the time written notice of cancellation is received at our processing office.

PAYROLL DEDUCTION PROGRAM. You can authorize your employer to remit your NQ, traditional IRA and Roth IRA contributions to us if your employer has a payroll deduction program. Those contributions are still your contributions, not your employer's.

WIRE TRANSFERS. You may also send your contributions by wire transfer from your bank.

DATES AND PRICES AT WHICH CONTRACT EVENTS OCCUR

We describe below the general rules for when, and at what prices, events under your contract will occur. Other portions of this prospectus describe circumstances that may cause exceptions. We generally do not repeat those exceptions below.

BUSINESS DAY

Our business day is generally any day on which the New York Stock Exchange is open for trading. A business day does not include any day we choose not to open due to emergency conditions. We may also close early due to emergency conditions. Our business day generally ends at 4:00 p.m., Eastern Time for purposes of determining the date when contributions are applied and any other transaction requests are processed. Contributions will be applied and any other transaction requests will be processed when they are received along with all the required information unless another date applies as indicated below.

o If your contribution, transfer, or any other transaction request, containing all the required information, reaches us on a non-business day or after 4:00 p.m., Eastern Time on a business day, we will use the next business day.

o When a charge is to be deducted on a contract date anniversary that is a non-business day, we will deduct the charge on the next business day.


o Quarterly rebalancing will be processed on a calendar year basis. Semiannual or annual rebalancing will be processed on the first business day of the month. Rebalancing will not be done retroactively.


CONTRIBUTIONS, TRANSFERS, WITHDRAWALS AND SURRENDERS

o Contributions allocated to the variable investment options are invested at the unit value next determined after the close of the business day.

o Contributions allocated to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o If a fixed maturity option is scheduled to mature on June 15th and June 15th is a non-business day, that fixed maturity option will mature on the prior business day.

o Transfers to or from variable investment options will be made at the unit value next determined after the close of the business day.

o Transfers to a fixed maturity option will receive the rate to maturity in effect for that fixed maturity option on that business day.

o Transfers out of a fixed maturity option will be at the market adjusted amount on that business day.

o For general dollar-cost averaging, the first monthly transfer will occur on the last business day of the month in which we receive your election form at our processing office.

o Requests for withdrawals or surrenders will occur on the business day that we receive the information that we require.

ABOUT YOUR VOTING RIGHTS

As the owner of shares of the Trusts we have the right to vote on certain matters involving the portfolios, such as:

o    the election of trustees; or

o    the formal approval of independent auditors selected for each Trust; or

o any other matters described in the prospectus for each Trust or requiring a shareholders' vote under the Investment Company Act of 1940.

We will give contract owners the opportunity to instruct us how to vote the number of shares attributable to their contracts if a shareholder vote is taken. If we do not receive instructions in time from all contract owners, we will vote the shares of a portfolio for which no instructions have been received in the same proportion as we vote shares of that portfolio for which we have received instructions. We will also vote any shares that we are entitled to vote directly because of amounts we have in a portfolio in the same proportions that contract owners vote.


The Trusts sell their shares to AXA Equitable separate accounts in connection with AXA Equitable's variable annuity and/or life insurance products, and to separate accounts of insurance companies, both affiliated and unaffiliated with AXA Equitable. AXA Premier VIP Trust and EQ Advisors Trust also sell their shares to the trustee of a qualified plan for AXA Equitable. We currently do not foresee any disadvantages to our contract owners arising out of these arrangements. However, the Board of Trustees or Directors of each Trust intend to monitor events to identify any material irreconcilable conflicts that may arise and to determine what action, if any, should be taken in response. If we believe that a Board's response insufficiently protects our contract owners, we will see to it that appropriate action is taken to do so.


SEPARATE ACCOUNT A VOTING RIGHTS

If actions relating to Separate Account A require contract owner approval, contract owners will be entitled to one vote for each unit they have in the variable investment options. Each contract owner who has elected a variable annuity payout option may cast the number of votes equal to the dollar amount of reserves we are holding for that annuity in a variable investment option divided by the annuity unit

                                                            More information  55
value for that option. We will cast votes attributable to any amounts we have in the variable investment options in the same proportion as votes cast by contract owners.

CHANGES IN APPLICABLE LAW

The voting rights we describe in this prospectus are created under applicable federal securities laws. To the extent that those laws or the regulations published under those laws eliminate the necessity to submit matters for approval by persons having voting rights in separate accounts of insurance companies, we reserve the right to proceed in accordance with those laws or regulations.

ABOUT LEGAL PROCEEDINGS


AXA Equitable and its affiliates are parties to various legal proceedings. In our view, none of these proceedings would be considered material with respect to a contract owner's interest in Separate Account A, nor would any of these proceedings be likely to have a material adverse effect upon Separate Account A, our ability to meet our obligations under the contracts, or the distribution of the contracts.

ABOUT OUR INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The consolidated financial statements of AXA Equitable at December 31, 2004 and 2003, and for the three years ended December 31, 2004, incorporated in this prospectus by reference to the 2004 Annual Report on Form 10-K, are incorporated in reliance on the report of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.


FINANCIAL STATEMENTS


The financial statements of Separate Account A, as well as the consolidated financial statements of AXA Equitable, are in the SAI. The SAI is available free of charge. You may request one by writing to our processing office or calling 1 (800) 628-6673.


TRANSFERS OF OWNERSHIP, COLLATERAL ASSIGNMENTS, LOANS, AND BORROWING


You can transfer ownership of an NQ contract at any time before annuity payments begin. We will continue to treat you as the owner until we receive written notification of any change at our processing office. In some cases, an assignment or change of ownership may have adverse tax consequences. See "Tax information" earlier in this prospectus.

You cannot assign or transfer ownership of a traditional IRA or Roth IRA contract except by surrender to us.


You cannot assign your contract as collateral or security for a loan. Loans are also not available under your contract. For limited transfers of ownership after the owner's death see "Beneficiary continuation option" in "Payment of death benefit" earlier in this prospectus. You may direct the transfer of the values under your traditional IRA or Roth IRA contract to another similar arrangement under federal income tax rules. In the case of such a transfer, which involves a surrender of your contract, we will impose a withdrawal charge if one applies.


DISTRIBUTION OF THE CONTRACTS

The contracts are distributed by both AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors") (together, the "Distributors"). The Distributors serve as principal underwriters of Separate Account A. The offering of the contracts is intended to be continuous.

AXA Advisors (the successor to EQ Financial Consultants, Inc.), an affiliate of AXA Equitable, and AXA Distributors, an indirect wholly owned subsidiary of AXA Equitable, are registered with the SEC as broker-dealers and are members of the National Association of Securities Dealers, Inc. ("NASD"). Their principal business address is 1290 Avenue of the Americas, New York, NY 10104. Both broker-dealers also act as distributors for other AXA Equitable annuity products. AXA Distributors is a successor by merger to all of the functions, rights and obligations of Equitable Distributors, Inc. ("EDI"). Like AXA Distributors, EDI was owned by Equitable Holdings, LLC.

The contracts are sold by financial professionals of AXA Advisors and its affiliates and by financial professionals of both affiliated and unaffiliated broker-dealers that have entered into selling agreements with the Distributors ("Selling broker-dealers"). Affiliated broker-dealers include MONY Securities Corporation ("MSC")* and Advest, Inc. The Distributors, MSC and Advest are all under the common control of AXA Financial, Inc.

AXA Equitable pays sales compensation to both Distributors. In general, broker-dealers receiving sales compensation will pay all or a portion of it to its individual financial representatives (or to its Selling broker-dealers) as commissions related to the sale of contracts.

Sales compensation paid to AXA Advisors will generally not exceed 8.5% of the total contributions made under the contracts. AXA Advisors, in turn, may pay its financial professionals (or Selling broker-dealers) either a portion of the contribution-based compensation or a reduced portion of the contribution-based compensation in combination with ongoing annual compensation ("asset-based compensation") up to 0.60% of the account value of the contract sold, based on the financial professional's choice. Contribution-based compensation, when combined with asset-based compensation, could exceed 8.5% of the total contributions made under the contracts.

Sales compensation paid to AXA Distributors will generally not exceed 6.5% of the total contributions made under the contracts. AXA Distributors passes all sales compensation it receives through to the Selling broker-dealer. The Selling broker-dealer may elect to receive reduced contribution-based compensation in combination with asset-based compensation of up to 0.60% of the account value of all or a portion of the contracts sold through the broker-dealer. Contribution-based compensation, when combined with asset-based compensation, could exceed 6.5% of the total contributions made


----------------------

* On or about June 6, 2005, MSC financial professionals are expected to become financial professionals of AXA Advisors. From that date forward, former MSC financial professionals will be compensated by AXA Advisors, and the Distributors will replace MSC as the principal underwriters of its affiliated products.


56  More information
under the contracts. The sales compensation we pay varies among broker-dealers. AXA Distributors may also receive compensation and reimbursement for its marketing services under the terms of its distribution agreement with AXA Equitable.

The Distributors may also pay certain affiliated and/or unaffiliated broker-dealers and other financial intermediaries additional compensation for certain services and/or in recognition of certain expenses that may be incurred by them or on their behalf (commonly referred to as "marketing allowances"). Services for which such payments are made may include, but are not limited to, the preferred placement of AXA Equitable and/or EQUI-VEST(R) Express(SM) on a company and/or product list; sales personnel training; due diligence and related costs; marketing and related services; conferences; and/or other support services, including some that may benefit the contract owner. Payments may be based on the amount of assets or purchase payments attributable to contracts sold through a broker-dealer. We may also make fixed payments to broker-dealers in connection with the initiation of a new relationship or the introduction of a new product. These payments may serve as an incentive for Selling broker-dealers to promote the sale of our products. Additionally, as an incentive for financial professionals of Selling broker-dealers to promote the sale of our products, we may increase the sales compensation paid to the Selling broker-dealer for a period of time (commonly referred to as "compensation enhancements"). These types of payments are made out of the Distributors' assets. Not all Selling broker-dealers receive additional compensation. For more information about any such arrangements, ask your financial professional.

The Distributors will receive 12b-1 fees from certain portfolios for providing certain distribution and/or shareholder support services. In connection with portfolios offered through unaffiliated insurance trusts, the Distributors may also receive other payments from the portfolio advisers and/or their affiliates for administrative costs, as well as payments for sales meetings and/or seminar sponsorships.

In an effort to promote the sale of our products, AXA Advisors may provide its financial professionals and managerial personnel with a higher percentage of sales commissions and/or compensation for the sale of an affiliated variable product than it would the sale of an unaffiliated product. Such practice is known as providing "differential compensation." Other forms of compensation financial professionals may receive include health and retirement benefits. In addition, managerial personnel may receive expense reimbursements, marketing allowances and commission-based payments known as "overrides." For tax reasons, AXA Advisors financial professionals qualify for health and retirement benefits based solely on their sales of our affiliated products.

These payments and differential compensation (together, the "payments") can vary in amount based on the applicable product and/or entity or individual involved. As with any incentive, such payments may cause the financial professional to show preference in recommending the purchase or sale of our products. However, under applicable rules of the NASD, AXA Advisors may only recommend to you products that they reasonably believe are suitable for you based on facts that you have disclosed as to your other security holdings, financial situation and needs. In making any recommendation, financial professionals may nonetheless face conflicts of interest because of the differences in compensation from one product category to another, and because of differences in compensation between products in the same category.

In addition, AXA Advisors financial professionals who meet specified production levels for the sale of both affiliated and unaffiliated products may qualify, under sales incentive programs, to receive non-cash compensation such as stock options awards and/or stock appreciation rights, expense-paid trips, expense-paid educational seminars and merchandise.

Although AXA Equitable takes all of its costs into account in establishing the level of fees and expenses in our products, any compensation paid will not result in any separate charge to you under your contract. All payments made will be in compliance with all applicable NASD rules and other laws and regulations.


                                                            More information  57

9. Incorporation of certain documents by reference

--------------------------------------------------------------------------------


AXA Equitable Annual Report on Form 10-K, for the year ended December 31, 2004, is considered to be a part of this prospectus because it is incorporated by reference.


After the date of this prospectus and before we terminate the offering of the securities under this prospectus, all documents or reports we file with the SEC under the Securities Exchange Act of 1934 ("Exchange Act"), will be considered to become part of this prospectus because they are incorporated by reference.

Any statement contained in a document that is, or becomes part of this prospectus, will be considered changed or replaced for purposes of this prospectus if a statement contained in this prospectus changes or is replaced. Any statement that is considered to be a part of this prospectus because of its incorporation will be considered changed or replaced for the purpose of this prospectus if a statement contained in any other subsequently filed document that is considered to be part of this prospectus changes or replaces that statement. After that, only the statement that is changed or replaced will be considered to be part of this prospectus.


We file our Exchange Act documents and reports, including our Annual Report on Form 10-K and Quarterly Reports on Form 10-Q, electronically according to EDGAR under CIK No. 0000727920. The SEC maintains a website that contains reports, proxy and information statements and other information regarding registrants that file electronically with the SEC. The address of the site is http://www.sec.gov.

Upon written or oral request, we will provide, free of charge, to each person to whom this prospectus is delivered a copy of any or all of the documents considered to be part of this prospectus because they are incorporated herein. This does not include exhibits not specifically incorporated by reference into the text of such documents. Requests for documents should be directed to AXA Equitable Life Insurance Company,1290 Avenue of the Americas, New York, New York 10104. Attention: Corporate Secretary (telephone: (212) 554-1234).


58  Incorporation of certain documents by reference

Appendix I: QP IRA contracts


--------------------------------------------------------------------------------


The following provides information on the features and benefits of QP IRA contracts that are different than the features and benefits described in the prospectus for traditional IRA contracts under EQUI-VEST(R) Express. QP IRA contracts are not available to new purchasers and this information is applicable to existing contract holders only.



------------------------------------------------------------------------------------------------------------------
Features and benefits            Availability or variation
------------------------------------------------------------------------------------------------------------------
Source of contributions          o    Rollovers from a qualified plan.
                                 o    Rollovers from a TSA.
                                 o    The QP IRA contract is intended to be a conduit IRA to be used primarily for rollover contributions from a qualified plan or TSA, although we accept regular IRA contributions (limits are described earlier in this prospectus under "Traditional individual retirement annuities (traditional IRAs)") .
------------------------------------------------------------------------------------------------------------------
Minimum contributions            $50 each rollover amount.
------------------------------------------------------------------------------------------------------------------
Limitations on contributions     Rollover contributions after age 701/2 must be net of required minimum distributions.
------------------------------------------------------------------------------------------------------------------
Taxation of payments             The QP IRA is used as a conduit IRA so that amounts are not commingled. If you
Federal income tax withholding   are eligible for ten year averaging and long term capital gains treatment of distributions from a qualified plan, you may be able to preserve such treatment even though an eligible rollover from a qualified plan is temporarily rolled into a conduit IRA, such as a QP IRA, before rolling it back into a qualified plan. See your tax adviser.
------------------------------------------------------------------------------------------------------------------


                                               Appendix I: QP IRA contracts  I-1

Appendix II: Condensed financial information


--------------------------------------------------------------------------------

The unit values and numbers of units outstanding shown below are for contracts offered under Separate Account A with the same daily asset charge of 0.95%.


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2004.



-------------------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                        ---------------------------------------------------------------
                                          1999       2000       2001       2002       2003       2004
-------------------------------------------------------------------------------------------------------
AXA AGGRESSIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --   $ 109.26   $ 120.98
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --         --         10
-------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE ALLOCATION
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --   $ 102.25   $ 107.39
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --         --          8
-------------------------------------------------------------------------------------------------------
AXA CONSERVATIVE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --   $ 104.25   $ 111.26
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --          1         13
-------------------------------------------------------------------------------------------------------
AXA MODERATE ALLOCATION
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 108.71   $ 105.98   $ 102.76   $  88.83   $ 104.83   $ 112.89
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           2         34        136        231        220        239
-------------------------------------------------------------------------------------------------------
AXA MODERATE-PLUS ALLOCATION
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --   $ 108.07   $ 119.55
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --          3         36
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP AGGRESSIVE EQUITY
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 112.33   $  96.42   $  71.46   $  50.34   $  68.57   $  76.14
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           3         28         33         30         36         37
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP CORE BOND
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $ 107.15   $ 110.11   $ 113.30
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         64         85        112
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HEALTH CARE
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  79.29   $ 100.64   $ 111.78
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         10         15         23
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP HIGH YIELD
-------------------------------------------------------------------------------------------------------
 Unit value                             $  99.34   $  89.64   $  89.40   $  85.94   $ 104.33   $ 112.29
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           4         23         51         66        111        137
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP INTERNATIONAL EQUITY
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  78.38   $ 104.29   $ 121.79
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         24         40         65
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP CORE EQUITY
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  76.73   $  97.38   $ 105.79
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         11         13         13
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  68.14   $  88.16   $  93.14
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         33         45         52
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP LARGE CAP VALUE
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  79.40   $ 103.09   $ 116.85
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         21         30         38
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID CAP GROWTH
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  62.24   $  86.46   $  95.68
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         43         73         87
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP SMALL/MID CAP VALUE
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  73.99   $ 103.05   $ 117.57
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         33         50         64
-------------------------------------------------------------------------------------------------------


II-1 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2004.



-------------------------------------------------------------------------------------------------------
                                                       For the years ending December 31,
                                        ---------------------------------------------------------------
                                          1999       2000       2001       2002       2003       2004
-------------------------------------------------------------------------------------------------------
AXA PREMIER VIP TECHNOLOGY
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  56.86   $  88.78   $  92.32
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --          4         14         96
-------------------------------------------------------------------------------------------------------
EQ/ALLIANCE COMMON STOCK
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 111.02   $  94.30   $  83.37   $  55.05   $  81.55   $  92.18
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          25        296        387        365        407        449
-------------------------------------------------------------------------------------------------------
EQ/ALLIANCE GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 103.87   $ 111.81   $ 109.04   $  85.04   $ 109.86   $ 122.30
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          14        145        300        316        309        329
-------------------------------------------------------------------------------------------------------
ALLIANCE INTERMEDIATE GOVERNMENT
 SECURITIES
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 100.40   $ 108.29   $ 115.71   $ 124.46   $ 125.92   $ 127.14
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           3         10         68        145        145        129
-------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 126.71   $  96.46   $  73.27   $  65.24   $  87.35   $ 102.24
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           1         33         48        189        208        220
-------------------------------------------------------------------------------------------------------
EQ/ALLIANCE LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 116.53   $  94.20   $  70.94   $  48.38   $  59.03   $  63.37
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          21        242        305        265        237        207
-------------------------------------------------------------------------------------------------------
EQ/ALLIANCE QUALITY BOND
-------------------------------------------------------------------------------------------------------
 Unit value                             $  99.28   $ 109.43   $ 117.07   $ 124.85   $ 128.04   $ 131.58
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           4         26        113        132        129        122
-------------------------------------------------------------------------------------------------------
EQ/ALLIANCE SMALL CAP GROWTH
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 130.79   $ 147.23   $ 126.52   $  87.42   $ 122.04   $ 137.78
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           1         63        129        150        155        157
-------------------------------------------------------------------------------------------------------
EQ/BEAR STEARNS SMALL COMPANY GROWTH
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --         --   $ 114.68
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --   $ 101.04   $  86.43   $ 110.22   $ 123.84
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         45         98        130        177
-------------------------------------------------------------------------------------------------------
EQ/BOSTON ADVISORS EQUITY INCOME
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --         --   $ 107.07
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --         --          2
-------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  81.77   $ 103.63   $ 106.33
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --          1          2          2
-------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN GROWTH
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  54.57   $  67.01   $  70.04
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --          4          7          6
-------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN INTERNATIONAL
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  84.22   $ 110.63   $ 124.50
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --          5         18         38
-------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 106.94   $ 112.19   $ 108.87   $  81.24   $ 105.81   $ 116.23
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --          4          9         59         61         68
-------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S. EQUITY
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 101.79   $ 104.44   $ 101.37   $  76.64   $ 103.54   $ 112.12
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --          3          9         31         47         69
-------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-2

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2004.



-------------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                        ---------------------------------------------------------------
                                          1999       2000       2001       2002       2003       2004
-------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 106.17   $  94.85   $  82.52   $  63.43   $  80.31   $  87.69
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           9         78        139        183        191        217
-------------------------------------------------------------------------------------------------------
EQ/EVERGREEN OMEGA
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 106.73   $  93.34   $  76.72   $  57.74   $  79.04   $  83.80
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --          1          3          6         14         35
-------------------------------------------------------------------------------------------------------
EQ/FI MID CAP
-------------------------------------------------------------------------------------------------------
 Unit value                                   --   $ 100.11   $  85.86   $  69.34   $  98.63   $ 113.35
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --          7         77        119        151        182
-------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 106.09   $ 110.49   $ 113.81   $  96.15   $ 126.92   $ 148.15
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           1         13        105        163        168        176
-------------------------------------------------------------------------------------------------------
EQ/J.P. MORGAN CORE BOND
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $ 107.49   $ 110.05   $ 113.47
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         35         76        116
-------------------------------------------------------------------------------------------------------
EQ/JP MORGAN VALUE OPPORTUNITIES
-------------------------------------------------------------------------------------------------------
 Unit value                             $  92.44   $  97.78   $  90.25   $  72.36   $  90.88   $  99.82
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --          6         13         16         17         19
-------------------------------------------------------------------------------------------------------
EQ/JANUS LARGE CAP GROWTH
-------------------------------------------------------------------------------------------------------
 Unit value                                   --   $  84.05   $  64.14   $  44.27   $  55.19   $  61.30
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         12         82        108        100         97
-------------------------------------------------------------------------------------------------------
EQ/LAZARD SMALL CAP VALUE
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  89.87   $ 122.28   $ 141.84
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         24         54         81
-------------------------------------------------------------------------------------------------------
EQ/MARSICO FOCUS
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --   $ 106.00   $  92.86   $ 120.61   $ 132.02
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --          1         33         96        130
-------------------------------------------------------------------------------------------------------
EQ/MERCURY BASIC VALUE EQUITY
-------------------------------------------------------------------------------------------------------
 Unit value                             $  97.22   $ 107.68   $ 112.55   $  92.90   $ 120.73   $ 132.22
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           5         31         88        131        142        168
-------------------------------------------------------------------------------------------------------
EQ/MERCURY INTERNATIONAL VALUE
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  76.53   $  97.06   $ 116.95
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         97        102        114
-------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH COMPANIES
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 157.69   $ 126.78   $  82.81   $  53.87   $  69.00   $  76.97
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          17        181        204        169        150        139
-------------------------------------------------------------------------------------------------------
EQ/MFS INVESTORS TRUST
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 104.63   $ 102.92   $  85.65   $  67.01   $  81.00   $  89.38
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           1         12         17         19         22         20
-------------------------------------------------------------------------------------------------------
EQ/MONEY MARKET
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 101.49   $ 106.56   $ 109.30   $ 109.60   $ 109.18   $ 108.98
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          43        139        270        279        232        174
-------------------------------------------------------------------------------------------------------
EQ/MONTAG & CALDWELL GROWTH
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --         --   $ 104.75
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --         --          1
-------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --   $  81.88   $ 118.30   $ 137.88
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --          9         22         39
-------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY VALUE
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --         --   $ 113.33
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --         --          3
-------------------------------------------------------------------------------------------------------


II-3 Appendix II: Condensed financial information

UNIT VALUES AND NUMBER OF UNITS OUTSTANDING AT YEAR END FOR EACH VARIABLE INVESTMENT OPTION, EXCEPT FOR THOSE OPTIONS OFFERED FOR THE FIRST TIME ON OR AFTER DECEMBER 31, 2004.



-------------------------------------------------------------------------------------------------------
                                                        For the years ending December 31,
                                        ---------------------------------------------------------------
                                          1999       2000       2001       2002       2003       2004
-------------------------------------------------------------------------------------------------------
EQ/TCW EQUITY
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --         --   $ 111.32
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --         --          1
-------------------------------------------------------------------------------------------------------
EQ/UBS GROWTH AND INCOME
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --         --   $ 109.33
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --         --         --
-------------------------------------------------------------------------------------------------------
EQ/VAN KAMPEN EMERGING MARKETS EQUITY
-------------------------------------------------------------------------------------------------------
 Unit value                             $ 147.71   $  87.72   $  82.40   $  76.80   $ 118.61   $ 145.31
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)           1         28         35         39         45         65
-------------------------------------------------------------------------------------------------------
LAUDUS ROSENBERG VIT VALUE LONG/SHORT
 EQUITY
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --   $  99.56   $ 102.19
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --          1          1
-------------------------------------------------------------------------------------------------------
U.S. REAL ESTATE -- CLASS II
-------------------------------------------------------------------------------------------------------
 Unit value                                   --         --         --         --   $ 106.92   $ 144.10
-------------------------------------------------------------------------------------------------------
 Number of units outstanding (000's)          --         --         --         --          1         19
-------------------------------------------------------------------------------------------------------


                               Appendix II: Condensed financial information II-4

Appendix III: Market value adjustment example


--------------------------------------------------------------------------------


The example below shows how the market value adjustment would be determined and how it would be applied to a withdrawal, assuming that $100,000 had been invested on June 15, 2006 to a fixed maturity option with a maturity date of June 15, 2015 (i.e., nine years later) at a hypothetical rate to maturity of 7.00%, resulting in a maturity value at the maturity date of $183,846. We further assume that a withdrawal of $50,000 is made four years later, on June 15, 2010.



--------------------------------------------------------------------------------------------
                                                                      Hypothetical assumed
                                                                       rate to maturity on
                                                                          June 15, 2010
                                                                     -----------------------
                                                                        5.00%        9.00%
--------------------------------------------------------------------------------------------
As of June 15, 2010 (before withdrawal)
--------------------------------------------------------------------------------------------
(1) Market adjusted amount                                           $  144,048   $  119,487
--------------------------------------------------------------------------------------------
(2) Fixed maturity amount                                            $  131,080   $  131,080
--------------------------------------------------------------------------------------------
(3) Market value adjustment: (1) - (2)                               $   12,968   $  (11,593)
--------------------------------------------------------------------------------------------
On June 15, 2010 (after withdrawal)
--------------------------------------------------------------------------------------------
(4) Portion of market value adjustment associated with withdrawal:
    (3) x [$50,000/(1)]                                              $    4,501   $   (4,851)
--------------------------------------------------------------------------------------------
(5) Reduction in fixed maturity amount: [$50,000 - (4)]              $   45,499   $   54,851
--------------------------------------------------------------------------------------------
(6) Fixed maturity amount: (2) - (5)                                 $   85,581   $   76,229
--------------------------------------------------------------------------------------------
(7) Maturity value                                                   $  120,032   $  106,915
--------------------------------------------------------------------------------------------
(8) Market adjusted amount of (7)                                    $   94,048   $   69,487
--------------------------------------------------------------------------------------------


You should note that under this example if a withdrawal is made when rates have increased from 7.00% to 9.00% (right column), a negative market value adjustment is realized. On the other hand, if a withdrawal is made when rates have decreased from 7.00% to 5.00% (left column), a positive market value adjustment is realized.

III-1 Appendix III: Market value adjustment example

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                            Page
Calculation of annuity payments                                              2
Custodian and independent registered public accounting firm                  2
Distribution of the contracts                                                2
Calculating unit values                                                      2
Financial statements                                                         3


How to obtain an EQUI-VEST(R) Express(SM) Statement of Additional Information for Separate Account A


Call 1 (800) 628-6673 or send this request form to:
     EQUI-VEST(R) Express(SM)
     Processing Office
     AXA Equitable
     P.O. Box 4956
     Syracuse, NY 13221-4956


--------------------------------------------------------------------------------


Please send me an EQUI-VEST(R) Express(SM) Statement of Additional Information dated May 1, 2005.
(Combination variable and fixed deferred annuity)



--------------------------------------------------------------------------------
Name


--------------------------------------------------------------------------------
Address


--------------------------------------------------------------------------------
City           State    Zip


888-1298 (5/05)

EQUI-VEST(R) Express(SM)

A Combination Variable and Fixed Deferred Annuity Contract


STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2005

AXA Equitable Life Insurance Company
1290 Avenue of the Americas

New York, New York 10104

--------------------------------------------------------------------------------


This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the related prospectus for EQUI-VEST(R) Express(SM), dated May 1, 2005. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options, that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

On September 7, 2004, our name was changed from "The Equitable Life Assurance Society of the United States" to "AXA Equitable Life Insurance Company."

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, New York, NY 13221-4956), by calling toll free, 1 (800) 628-6673, or by contacting your financial professional.

TABLE OF CONTENTS


Calculation of annuity payments                                              2


Custodian and independent registered public accounting firm                  2


Distribution of the contracts                                                2


Calculating unit values                                                      2


Financial statements                                                         3


              Copyright 2005. AXA Equitable Life Insurance Company
                 New York, New York 10104. All rights reserved.


888-1261

Cat. No. 128232

                                                                          x00958

CALCULATION OF ANNUITY PAYMENTS

The calculation of monthly annuity payments under a contract takes into account the number of annuity units of each variable investment option credited under a contract, their respective annuity unit values and a net investment factor. The annuity unit values used for EQUI-VEST(R) Express(SM) may vary, although the method of calculating annuity unit values set forth below applies to all contracts. Annuity unit values will also vary by variable investment option.

For each valuation period, the adjusted net investment factor is equal to the net investment factor for the variable investment option reduced for each day in the valuation period by:

o .00013366 of the net investment factor for a contract with an assumed base rate of net investment return of 5% a year; or

o .00009425 of the net investment factor for a contract with an assumed base rate of net investment return of 3 1/2%.

Because of this adjustment, the annuity unit value rises and falls depending on whether the actual rate of net investment return (after charges) is higher or lower than the assumed base rate.

The assumed base rate will be 5%, except in states where that rate is not permitted. Annuity payments based upon an assumed base rate of 3 1/2% will at first be smaller than those based upon a 5% assumed base rate. Payments based upon a 3 1/2% rate, however, will rise more rapidly when unit values are rising, and payments will fall more slowly when unit values are falling than those based upon a 5% rate.

The amounts of variable annuity payments are determined as follows:

Payments normally start on the business day specified on your election form, or on such other future date as specified therein. The first three monthly payments are the same. The initial payment will be calculated using the basis guaranteed in the applicable EQUI-VEST(R) Express(SM) contract or our current basis, whichever would provide the higher initial benefit.

The first three payments depend on the assumed base rate of net investment return and the form of annuity chosen (and any fixed period). If the annuity involves a life contingency, the risk class and the age of the annuitants will affect payments.

Payments after the first three will vary according to the investment performance of the variable investment option(s) selected to fund the variable payments. After that, each monthly payment will be calculated by multiplying the number of annuity units credited by the average annuity unit value for the selected option for the second calendar month immediately preceding the due date of the payment. The number of units is calculated by dividing the first monthly payment by the annuity unit value for the valuation period which includes the due date of the first monthly payment. The average annuity unit value is the average of the annuity unit values for the valuation periods ending in that month.

Illustration of calculation of annuity payments


To show how we determine variable annuity payments, assume that the account value for an EQUI-VEST(R) Express(SM) contract on a retirement date is enough to fund an annuity with a monthly payment of $100 and that the annuity unit value of the selected variable investment option for the valuation period that includes the due date of the first annuity payment is $3.74. The number of annuity units credited under the contract would be 26.74 (100 divided by 3.74 = 26.74). Based on a hypothetical average annuity unit value of $3.56 in October 2004, the annuity payment due in December 2004 would be $95.19 (the number of units (26.74) times $3.56).

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.

The financial statements of Separate Account A as of December 31, 2004 and for the periods ended December 31, 2004 and 2003, and the consolidated financial statements of AXA Equitable as of December 31, 2004 and 2003 and for each of the three years ended December 31, 2004 incorporated in this SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent registered public accounting firm, given on the authority of such firm as experts in auditing and accounting.


DISTRIBUTION OF THE CONTRACTS


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2004, 2003 and 2002. AXA Equitable paid AXA Advisors as the distributor of certain contracts, including these contracts and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $567,991,463 in 2004, $562,696,578 in 2003 and $536,113,253 in 2002. Of these amounts, AXA Advisors retained $289,050,171, $287,344,634 and $283,213,274, respectively.

Under a distribution agreement between AXA Distributors, LLC, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Distributors, LLC, distribution fees of $418,189,861 for 2004, $429,871,001 for 2003 and $228,077,343 for 2002, as the distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A. Of these amounts, for each of these three years, AXA Distributors, LLC retained $57,065,006, $84,547,116 and $59,543,803, respectively.

CALCULATING UNIT VALUES

Unit values are determined at the end of each "valuation period" for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) Express(SM) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the "net investment factor" for the variable investment option for that valuation period. The net investment factor is:

                ( a )
                ( - ) - c
                ( b )
where:

(a) is the value of the variable investment option's shares of the cor responding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b) is the value of the variable investment option's shares of the cor responding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c) is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.


FINANCIAL STATEMENTS


The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A
INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public
 Accounting Firm....................................................   FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2004..........   FSA-3
   Statements of Operations for the Year Ended December 31, 2004....   FSA-20
   Statements of Changes in Net Assets for the Years Ended
    December 31, 2004 and 2003......................................   FSA-28
   Notes to Financial Statements....................................   FSA-42


AXA EQUITABLE LIFE INSURANCE COMPANY
INDEX TO CONSOLIDATED FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm..............     F-1
   Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2004 and 2003...........     F-2
   Consolidated Statements of Earnings, Years Ended December 31,
    2004, 2003 and 2002..............................................     F-3
   Consolidated Statements of Shareholder's Equity and Comprehensive
    Income, Years Ended December 31, 2004, 2003 and 2002.............     F-4
   Consolidated Statements of Cash Flows, Years Ended December 31,
    2004, 2003 and 2002..............................................     F-5
   Notes to Consolidated Financial Statements........................     F-7


                                     FSA-1

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company



In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the separate Variable Investment Options, as listed in Note 1 to such financial statements, of AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A at December 31, 2004, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments in The Trusts at December 31, 2004 by correspondence with the transfer agent of The Trusts, provide a reasonable basis for our opinion.



/s/ PricewaterhouseCoopers LLP
New York, New York
March 31, 2005

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2004


                                                     AXA Aggressive  AXA Conservative    AXA Conservative-Plus
                                                       Allocation       Allocation             Allocation
                                                    --------------- ------------------  -----------------------
Assets:
Investments in shares of The Trusts, at fair value     $9,121,821       $8,171,898             $8,895,374
Receivable for The Trusts shares sold .............            --               --                     --
Receivable for policy-related transactions ........        43,189           19,545                 15,696
                                                       ----------       ----------             ----------
  Total assets ....................................    $9,165,010       $8,191,443             $8,911,070
                                                       ----------       ----------             ----------
Liabilities:
Payable for The Trusts shares purchased ...........        43,189           19,545                 15,696
Payable for policy-related transactions ...........            --               --                     --
                                                       ----------       ----------             ----------
  Total liabilities ...............................        43,189           19,545                 15,696
                                                       ----------       ----------             ----------
Net Assets ........................................    $9,121,821       $8,171,898             $8,895,374
                                                       ==========       ==========             ==========
Net Assets:
Accumulation Units ................................    $9,099,485       $8,141,880             $8,873,097
Contracts in payout (annuitization) period.........            --               --                     --
Retained by AXA Equitable in Separate
 Account A ........................................        22,336           30,018                 22,277
                                                       ----------       ----------             ----------
Total net assets ..................................    $9,121,821       $8,171,898             $8,895,374
                                                       ==========       ==========             ==========
Investments in shares of The Trusts, at cost ......    $8,450,921       $8,110,462             $8,667,578
The Trusts shares held
 Class A ..........................................            --               --                     --
 Class B ..........................................       733,575          756,329                792,526


                                                        AXA Moderate    AXA Moderate-Plus      AXA Premier VIP
                                                         Allocation         Allocation        Aggressive Equity
                                                     ----------------- -------------------   ------------------
Assets:
Investments in shares of The Trusts, at fair value    $1,721,042,650       $32,999,824         $1,114,435,110
Receivable for The Trusts shares sold .............        1,090,620                --                838,298
Receivable for policy-related transactions ........               --           257,851                     --
                                                      --------------       -----------         --------------
  Total assets ....................................   $1,722,133,270       $33,257,675         $1,115,273,408
                                                      --------------       -----------         --------------
Liabilities:
Payable for The Trusts shares purchased ...........               --           257,865                     --
Payable for policy-related transactions ...........          205,220                --                374,715
                                                      --------------       -----------         --------------
  Total liabilities ...............................          205,220           257,865                374,715
                                                      --------------       -----------         --------------
Net Assets ........................................   $1,721,928,050       $32,999,810         $1,114,898,693
                                                      ==============       ===========         ==============
Net Assets:
Accumulation Units ................................   $1,714,479,983       $32,978,806         $1,112,747,628
Contracts in payout (annuitization) period.........        7,071,905                --              2,151,065
Retained by AXA Equitable in Separate
 Account A ........................................          376,162            21,004                     --
                                                      --------------       -----------         --------------
Total net assets ..................................   $1,721,928,050       $32,999,810         $1,114,898,693
                                                      ==============       ===========         ==============
Investments in shares of The Trusts, at cost ......   $1,656,980,851       $31,049,071         $1,363,846,006
The Trusts shares held
 Class A ..........................................      104,560,222                --             43,608,470
 Class B ..........................................        6,418,962         2,693,524                577,689

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          AXA Premier VIP   AXA Premier VIP   AXA Premier VIP
                                                             Core Bond        Health Care        High Yield
                                                         ----------------- ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value .....    $64,826,682       $36,421,731       $167,280,936
Receivable for The Trusts shares sold ..................             --                --             73,163
Receivable for policy-related transactions .............         81,900            40,775                 --
                                                            -----------       -----------       ------------
  Total assets .........................................    $64,908,582       $36,462,506       $167,354,099
                                                            -----------       -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ................         81,900            42,056                 --
Payable for policy-related transactions ................             --                --             65,369
                                                            -----------       -----------       ------------
  Total liabilities ....................................         81,900            42,056             65,369
                                                            -----------       -----------       ------------
Net Assets .............................................    $64,826,682       $36,420,450       $167,288,730
                                                            ===========       ===========       ============
Net Assets:
Accumulation Units .....................................    $64,676,433       $35,180,389       $166,213,422
Contracts in payout (annuitization) period..............             --                --            660,192
Retained by AXA Equitable in Separate
 Account A .............................................        150,249         1,240,061            415,116
                                                            -----------       -----------       ------------
Total net assets .......................................    $64,826,682       $36,420,450       $167,288,730
                                                            ===========       ===========       ============
Investments in shares of The Trusts, at cost ...........    $64,977,868       $35,595,593       $169,975,352
The Trusts shares held
 Class A ...............................................         10,315           108,051         23,416,496
 Class B ...............................................      6,211,808         3,295,273          5,732,749


                                                                                 AXA Premier VIP
                                                             AXA Premier VIP        Large Cap      AXA Premier VIP   AXA Premier VIP
                                                          International Equity     Core Equity    Large Cap Growth   Large Cap Value
                                                         ---------------------- ---------------- ------------------ ----------------
Assets:
Investments in shares of The Trusts, at fair value .....       $48,778,143         $25,304,216       $40,846,590       $35,476,327
Receivable for The Trusts shares sold ..................                --              27,404                --                --
Receivable for policy-related transactions .............           280,741                  --            68,427            86,379
                                                               -----------         -----------       -----------       -----------
  Total assets .........................................       $49,058,884         $25,331,620       $40,915,017       $35,562,706
                                                               -----------         -----------       -----------       -----------
Liabilities:
Payable for The Trusts shares purchased ................           280,741                  --            68,427            86,379
Payable for policy-related transactions ................                --              27,404                --                --
                                                               -----------         -----------       -----------       -----------
  Total liabilities ....................................           280,741              27,404            68,427            86,379
                                                               -----------         -----------       -----------       -----------
Net Assets .............................................       $48,778,143         $25,304,216       $40,846,590       $35,476,327
                                                               ===========         ===========       ===========       ===========
Net Assets:
Accumulation Units .....................................       $48,558,355         $18,705,421       $35,018,964       $34,179,025
Contracts in payout (annuitization) period..............                --                  --                --                --
Retained by AXA Equitable in Separate
 Account A .............................................           219,788           6,598,795         5,827,626         1,297,302
                                                               -----------         -----------       -----------       -----------
Total net assets .......................................       $48,778,143         $25,304,216       $40,846,590       $35,476,327
                                                               ===========         ===========       ===========       ===========
Investments in shares of The Trusts, at cost ...........       $43,276,168         $22,529,236       $38,071,077       $32,777,072
The Trusts shares held
 Class A ...............................................            12,728             106,300           100,556           110,862
 Class B ...............................................         4,012,161           2,332,417         4,160,354         3,117,503

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                        AXA Premier VIP       AXA Premier VIP
                                                     Small/Mid Cap Growth   Small/Mid Cap Value
                                                    ---------------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value        $77,604,465           $68,744,035
Receivable for The Trusts shares sold .............                --                    --
Receivable for policy-related transactions ........            62,328                59,531
                                                          -----------           -----------
  Total assets ....................................       $77,666,793           $68,803,566
                                                          -----------           -----------
Liabilities:
Payable for The Trusts shares purchased ...........            62,403                59,531
Payable for policy-related transactions ...........                --                    --
                                                          -----------           -----------
  Total liabilities ...............................            62,403                59,531
                                                          -----------           -----------
Net Assets ........................................       $77,604,390           $68,744,035
                                                          ===========           ===========
Net Assets:
Accumulation Units ................................       $71,596,139           $68,546,416
Contracts in payout (annuitization) period.........                --                    --
Retained by AXA Equitable in Separate
 Account A ........................................         6,008,251               197,619
                                                          -----------           -----------
Total net assets ..................................       $77,604,390           $68,744,035
                                                          ===========           ===========
Investments in shares of The Trusts, at cost ......       $67,972,668           $59,035,461
The Trusts shares held
 Class A ..........................................           103,624                10,782
 Class B ..........................................         8,019,178             6,024,838


                                                                                                             EQ/Alliance
                                                                                                             Intermediate
                                                       AXA Premier      EQ/Alliance        EQ/Alliance        Government
                                                     VIP Technology     Common Stock    Growth and Income     Securities
                                                    ---------------- ----------------- ------------------- ---------------
Assets:
Investments in shares of The Trusts, at fair value    $121,909,552    $4,792,265,294      $1,123,284,293    $155,266,126
Receivable for The Trusts shares sold .............             --         3,707,646             320,333         176,907
Receivable for policy-related transactions ........        150,032                --                  --          96,528
                                                      ------------    --------------      --------------    ------------
  Total assets ....................................   $122,059,584    $4,795,972,940      $1,123,604,626    $155,539,561
                                                      ------------    --------------      --------------    ------------
Liabilities:
Payable for The Trusts shares purchased ...........        150,204                --                  --              --
Payable for policy-related transactions ...........             --         3,019,722             317,221              --
                                                      ------------    --------------      --------------    ------------
  Total liabilities ...............................        150,204         3,019,722             317,221              --
                                                      ------------    --------------      --------------    ------------
Net Assets ........................................   $121,909,380    $4,792,953,168      $1,123,287,405    $155,539,561
                                                      ============    ==============      ==============    ============
Net Assets:
Accumulation Units ................................   $115,943,173    $4,763,123,928      $1,115,877,083    $154,856,602
Contracts in payout (annuitization) period.........             --        28,422,827           7,033,943         656,848
Retained by AXA Equitable in Separate
 Account A ........................................      5,966,207         1,406,413             376,379          26,111
                                                      ------------    --------------      --------------    ------------
Total net assets ..................................   $121,909,380    $4,792,953,168      $1,123,287,405    $155,539,561
                                                      ============    ==============      ==============    ============
Investments in shares of The Trusts, at cost ......   $111,096,526    $5,085,448,058      $  996,126,086    $159,593,232
The Trusts shares held
 Class A ..........................................        103,879       264,254,874          53,298,740      11,779,702
 Class B ..........................................     13,153,448         9,856,868           7,719,985       3,768,468

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                      EQ/Alliance      EQ/Alliance     EQ/Alliance
                                                     International   Premier Growth   Quality Bond
                                                    --------------- ---------------- --------------
Assets:
Investments in shares of The Trusts, at fair value   $670,430,674     $158,791,441    $166,760,635
Receivable for The Trusts shares sold .............       320,993               --              --
Receivable for policy-related transactions ........            --           82,944         112,381
                                                     ------------     ------------    ------------
  Total assets ....................................  $670,751,667     $158,874,385    $166,873,016
                                                     ------------     ------------    ------------
Liabilities:
Payable for The Trusts shares purchased ...........            --           83,562         126,986
Payable for policy-related transactions ...........       587,241               --              --
                                                     ------------     ------------    ------------
  Total liabilities ...............................       587,241           83,562         126,986
                                                     ------------     ------------    ------------
Net Assets ........................................  $670,164,426     $158,790,823    $166,746,030
                                                     ============     ============    ============
Net Assets:
Accumulation Units ................................  $666,389,389     $158,454,730    $165,756,710
Contracts in payout (annuitization) period.........     1,725,209               --         988,232
Retained by AXA Equitable in Separate
 Account A ........................................     2,049,828          336,093           1,088
                                                     ------------     ------------    ------------
Total net assets ..................................  $670,164,426     $158,790,823    $166,746,030
                                                     ============     ============    ============
Investments in shares of The Trusts, at cost ......  $486,310,183     $151,058,609    $166,878,719
The Trusts shares held
 Class A ..........................................    54,877,406               --      12,998,266
 Class B ..........................................     5,208,128       23,625,352       3,363,498


                                                        EQ/Alliance        EQ/Bernstein          EQ/Calvert          EQ/Capital
                                                     Small Cap Growth   Diversified Value   Socially Responsible   Guardian Growth
                                                    ------------------ ------------------- ---------------------- ----------------
Assets:
Investments in shares of The Trusts, at fair value     $363,192,340        $332,298,029          $12,409,463         $4,903,616
Receivable for The Trusts shares sold .............          36,987                  --                   --                 --
Receivable for policy-related transactions ........              --             252,451               32,679              8,567
                                                       ------------        ------------          -----------         ----------
  Total assets ....................................    $363,229,327        $332,550,480          $12,442,142         $4,912,183
                                                       ------------        ------------          -----------         ----------
Liabilities:
Payable for The Trusts shares purchased ...........              --             245,409               32,679              8,567
Payable for policy-related transactions ...........          56,391                  --                   --                 --
                                                       ------------        ------------          -----------         ----------
  Total liabilities ...............................          56,391             245,409               32,679              8,567
                                                       ------------        ------------          -----------         ----------
Net Assets ........................................    $363,172,936        $332,305,071          $12,409,463         $4,903,616
                                                       ============        ============          ===========         ==========
Net Assets:
Accumulation Units ................................    $361,842,507        $331,846,186          $10,635,454         $4,814,117
Contracts in payout (annuitization) period.........       1,239,906                  --                   --                 --
Retained by AXA Equitable in Separate
 Account A ........................................          90,523             458,886            1,774,009             89,499
                                                       ------------        ------------          -----------         ----------
Total net assets ..................................    $363,172,936        $332,305,072          $12,409,463         $4,903,616
                                                       ============        ============          ===========         ==========
Investments in shares of The Trusts, at cost ......    $310,934,078        $276,375,973          $12,358,682         $4,407,474
The Trusts shares held
 Class A ..........................................      21,474,690                  --                   --                 --
 Class B ..........................................       3,527,535          23,406,904            1,592,350            393,646

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                               EQ/Capital             EQ/Capital           EQ/Capital
                                                         Guardian International   Guardian Research   Guardian U.S. Equity
                                                        ------------------------ ------------------- ----------------------
Assets:
Investments in shares of The Trusts, at fair value ....        $44,382,302           $156,895,197         $103,409,374
Receivable for The Trusts shares sold .................                 --                  4,936                   --
Receivable for policy-related transactions ............            124,297                     --              152,672
                                                               -----------           ------------         ------------
  Total assets ........................................        $44,506,599           $156,900,133         $103,562,046
                                                               -----------           ------------         ------------
Liabilities:
Payable for The Trusts shares purchased ...............            121,822                     --              153,500
Payable for policy-related transactions ...............                 --                  6,872                   --
                                                               -----------           ------------         ------------
  Total liabilities ...................................            121,822                  6,872              153,500
                                                               -----------           ------------         ------------
Net Assets ............................................        $44,384,777           $156,893,261         $103,408,546
                                                               ===========           ============         ============
Net Assets:
Accumulation Units ....................................        $44,311,597           $156,746,706         $103,280,669
Contracts in payout (annuitization) period.............                 --                     --                   --
Retained by AXA Equitable in Separate
 Account A ............................................             73,180                146,555              127,877
                                                               -----------           ------------         ------------
Total net assets ......................................        $44,384,777           $156,893,261         $103,408,546
                                                               ===========           ============         ============
Investments in shares of The Trusts, at cost ..........        $39,012,470           $121,830,923         $ 87,252,585
The Trusts shares held
 Class A ..............................................                 --                     --                   --
 Class B ..............................................          4,106,741             13,224,515            8,988,549


                                                           EQ/Emerging                          EQ/Enterprise
                                                         Markets Equity   EQ/Enterprise Equity  Equity Income   EQ/Enterprise Growth
                                                        ---------------- --------------------- --------------- ---------------------
Assets:
Investments in shares of The Trusts, at fair value ....   $146,640,327         $  969,962         $4,335,404          $220,166
Receivable for The Trusts shares sold .................        100,338                 --                 --            16,507
Receivable for policy-related transactions ............             --             50,981            176,783                --
                                                          ------------         ----------         ----------          --------
  Total assets ........................................   $146,740,665         $1,020,943         $4,512,187          $236,673
                                                          ------------         ----------         ----------          --------
Liabilities:
Payable for The Trusts shares purchased ...............             --             50,981            176,783                --
Payable for policy-related transactions ...............        103,160                 --                 --            16,507
                                                          ------------         ----------         ----------          --------
  Total liabilities ...................................        103,160             50,981            176,783            16,507
                                                          ------------         ----------         ----------          --------
Net Assets ............................................   $146,637,505         $  969,962         $4,335,404          $220,166
                                                          ============         ==========         ==========          ========
Net Assets:
Accumulation Units ....................................   $146,341,101         $  969,220         $4,333,746          $219,883
Contracts in payout (annuitization) period.............             --                 --                 --                --
Retained by AXA Equitable in Separate
 Account A ............................................        296,404                742              1,658               283
                                                          ------------         ----------         ----------          --------
Total net assets ......................................   $146,637,505         $  969,962         $4,335,404          $220,166
                                                          ============         ==========         ==========          ========
Investments in shares of The Trusts, at cost ..........   $122,919,224         $  963,512         $4,293,047          $216,755
The Trusts shares held
 Class A ..............................................             --                 --                 --                --
 Class B ..............................................     14,570,016             45,654            713,843            39,618


-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                                              EQ/Enterprise   EQ/Enterprise
                                                            EQ/Enterprise     Small Company   Small Company
                                                          Growth and Income       Growth          Value        EQ/Equity 500 Index
                                                         ------------------- --------------- ---------------  ---------------------
Assets:
Investments in shares of The Trusts, at fair value .....       $224,105          $471,609       $5,220,624        $1,047,181,492
Receivable for The Trusts shares sold ..................             --            30,883               --                    --
Receivable for policy-related transactions .............          1,031                --          101,037               164,787
                                                               --------          --------       ----------        --------------
  Total assets .........................................       $225,136          $502,492       $5,321,661        $1,047,346,279
                                                               --------          --------       ----------        --------------
Liabilities:
Payable for The Trusts shares purchased ................          1,031                --          100,833               138,359
Payable for policy-related transactions ................             --            30,679               --                    --
                                                               --------          --------       ----------        --------------
  Total liabilities ....................................          1,031            30,679          100,833               138,359
                                                               --------          --------       ----------        --------------
Net Assets .............................................       $224,105          $471,813       $5,220,828        $1,047,207,920
                                                               ========          ========       ==========        ==============
Net Assets:
Accumulation Units .....................................       $223,958          $471,311       $5,219,094        $1,041,426,501
Contracts in payout (annuitization) period..............             --                --               --             4,745,506
Retained by AXA Equitable in Separate
 Account A .............................................            147               503            1,734             1,035,913
                                                               --------          --------       ----------        --------------
Total net assets .......................................       $224,105          $471,814       $5,220,828        $1,047,207,920
                                                               ========          ========       ==========        ==============
Investments in shares of The Trusts, at cost ...........       $221,248          $463,949       $5,146,261        $  995,058,457
The Trusts shares held
 Class A ...............................................             --                --               --            41,452,273
 Class B ...............................................         45,591            56,953          188,114             3,622,931


                                                                                                        EQ/FI
                                                           EQ/Evergreen Omega   EQ/FI Mid Cap    Small/Mid Cap Value
                                                          -------------------- ---------------  --------------------
Assets:
Investments in shares of The Trusts, at fair value .....       $24,777,357      $223,302,835        $379,728,274
Receivable for The Trusts shares sold ..................                --                --              25,842
Receivable for policy-related transactions .............            42,280           356,241                  --
                                                               -----------      ------------        ------------
  Total assets .........................................       $24,819,637      $223,659,076        $379,754,116
                                                               -----------      ------------        ------------
Liabilities:
Payable for The Trusts shares purchased ................            42,280           361,087                  --
Payable for policy-related transactions ................                --                --              25,254
                                                               -----------      ------------        ------------
  Total liabilities ....................................            42,280           361,087              25,254
                                                               -----------      ------------        ------------
Net Assets .............................................       $24,777,357      $223,297,989        $379,728,862
                                                               ===========      ============        ============
Net Assets:
Accumulation Units .....................................       $24,675,533      $223,195,524        $379,448,555
Contracts in payout (annuitization) period..............                --                --                  --
Retained by AXA Equitable in Separate
 Account A .............................................           101,824           102,465             280,307
                                                               -----------      ------------        ------------
Total net assets .......................................       $24,777,357      $223,297,989        $379,728,862
                                                               ===========      ============        ============
Investments in shares of The Trusts, at cost ...........       $23,198,248      $184,035,163        $318,093,706
The Trusts shares held
 Class A ...............................................                --                --                  --
 Class B ...............................................         2,767,373        20,154,581          27,129,764

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                          EQ/J.P. Morgan      EQ/Janus           EQ/JP Morgan          EQ/Lazard
                                                            Core Bond     Large Cap Growth   Value Opportunities    Small Cap Value
                                                         --------------- ------------------ ---------------------  -----------------
Assets:
Investments in shares of The Trusts, at fair value .....   $70,547,231       $65,093,664         $63,765,527          $144,203,954
Receivable for The Trusts shares sold ..................            --                --                  --                    --
Receivable for policy-related transactions .............       139,577            54,171              28,760                78,900
                                                           -----------       -----------         -----------          ------------
  Total assets .........................................   $70,686,808       $65,147,835         $63,794,287          $144,282,854
                                                           -----------       -----------         -----------          ------------
Liabilities:
Payable for The Trusts shares purchased ................       139,577            46,892              28,731                78,900
Payable for policy-related transactions ................            --                --                  --                    --
                                                           -----------       -----------         -----------          ------------
  Total liabilities ....................................       139,577            46,892              28,731                78,900
                                                           -----------       -----------         -----------          ------------
Net Assets .............................................   $70,547,231       $65,100,943         $63,765,556          $144,203,954
                                                           ===========       ===========         ===========          ============
Net Assets:
Accumulation Units .....................................   $70,509,658       $65,100,943         $63,509,449          $144,080,352
Contracts in payout (annuitization) period..............            --                --                  --                    --
Retained by AXA Equitable in Separate
 Account A .............................................        37,573                --             256,107               123,602
                                                           -----------       -----------         -----------          ------------
Total net assets .......................................   $70,547,231       $65,100,943         $63,765,556          $144,203,954
                                                           ===========       ===========         ===========          ============
Investments in shares of The Trusts, at cost ...........   $71,984,256       $54,592,639         $55,523,812          $135,395,537
The Trusts shares held
 Class A ...............................................            --                --                  --                    --
 Class B ...............................................     6,327,800        10,225,761           5,173,993            10,281,960


                                                                                  EQ/Mercury              EQ/Mercury
                                                           EQ/Marsico Focus   Basic Value Equity      International Value
                                                          ------------------ --------------------    --------------------
Assets:
Investments in shares of The Trusts, at fair value .....     $167,380,473        $347,173,659            $149,456,362
Receivable for The Trusts shares sold ..................               --                  --                      --
Receivable for policy-related transactions .............          294,510             100,823                  74,364
                                                             ------------        ------------            ------------
  Total assets .........................................     $167,674,983        $347,274,482            $149,530,726
                                                             ------------        ------------            ------------
Liabilities:
Payable for The Trusts shares purchased ................          294,510              98,567                  82,439
Payable for policy-related transactions ................               --                  --                      --
                                                             ------------        ------------            ------------
  Total liabilities ....................................          294,510              98,567                  82,439
                                                             ------------        ------------            ------------
Net Assets .............................................     $167,380,473        $347,175,915            $149,448,287
                                                             ============        ============            ============
Net Assets:
Accumulation Units .....................................     $167,297,424        $346,892,404            $149,224,484
Contracts in payout (annuitization) period..............               --                  --                      --
Retained by AXA Equitable in Separate
 Account A .............................................           83,049             283,511                 223,803
                                                             ------------        ------------            ------------
Total net assets .......................................     $167,380,473        $347,175,915            $149,448,287
                                                             ============        ============            ============
Investments in shares of The Trusts, at cost ...........     $143,745,334        $297,755,745            $120,457,792
The Trusts shares held
 Class A ...............................................               --                  --                      --
 Class B ...............................................       11,474,032          22,392,549              11,473,809

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                      EQ/MFS Emerging        EQ/MFS
                                                     Growth Companies   Investors Trust   EQ/Money Market
                                                    ------------------ ----------------- -----------------
Assets:
Investments in shares of The Trusts, at fair value     $364,757,051       $17,345,966       $117,498,984
Receivable for The Trusts shares sold .............         377,652                --            238,208
Receivable for policy-related transactions ........              --             7,668                 --
                                                       ------------       -----------       ------------
  Total assets ....................................    $365,134,703       $17,353,634       $117,737,192
                                                       ------------       -----------       ------------
Liabilities:
Payable for The Trusts shares purchased ...........              --             7,668                 --
Payable for policy-related transactions ...........         348,191                --             47,757
                                                       ------------       -----------       ------------
  Total liabilities ...............................         348,191             7,668             47,757
                                                       ------------       -----------       ------------
Net Assets ........................................    $364,786,512       $17,345,966       $117,689,435
                                                       ============       ===========       ============
Net Assets:
Accumulation Units ................................    $364,786,512       $17,208,289       $115,684,017
Contracts in payout (annuitization) period.........              --                --            903,385
Retained by AXA Equitable in Separate
 Account A ........................................              --           137,677          1,102,033
                                                       ------------       -----------       ------------
Total net assets ..................................    $364,786,512       $17,345,966       $117,689,435
                                                       ============       ===========       ============
Investments in shares of The Trusts, at cost ......    $337,524,988       $14,627,034       $118,456,404
The Trusts shares held
 Class A ..........................................              --                --          8,666,491
 Class B ..........................................      27,832,165         1,831,603          2,692,484


                                                        EQ/Small       Laudus Rosenberg VIT
                                                     Company Index   Value Long/Short Equity   U.S. Real Estate -- Class II
                                                    --------------- ------------------------- -----------------------------
Assets:
Investments in shares of The Trusts, at fair value    $81,787,598           $1,725,252                 $51,251,413
Receivable for The Trusts shares sold .............            --                5,068                          --
Receivable for policy-related transactions ........       157,489                   --                     267,181
                                                      -----------           ----------                 -----------
  Total assets ....................................   $81,945,087           $1,730,320                 $51,518,594
                                                      -----------           ----------                 -----------
Liabilities:
Payable for The Trusts shares purchased ...........       132,101                   --                     267,221
Payable for policy-related transactions ...........            --                5,068                          --
                                                      -----------           ----------                 -----------
  Total liabilities ...............................       132,101                5,068                     267,221
                                                      -----------           ----------                 -----------
Net Assets ........................................   $81,812,986           $1,725,252                 $51,251,373
                                                      ===========           ==========                 ===========
Net Assets:
Accumulation Units ................................   $81,729,254           $1,703,909                 $51,219,263
Contracts in payout (annuitization) period.........            --                   --                          --
Retained by AXA Equitable in Separate
 Account A ........................................        83,732               21,343                      32,110
                                                      -----------           ----------                 -----------
Total net assets ..................................   $81,812,986           $1,725,252                 $51,251,373
                                                      ===========           ==========                 ===========
Investments in shares of The Trusts, at cost ......   $74,015,038           $1,710,015                 $46,766,381
The Trusts shares held
 Class A ..........................................            --                   --                          --
 Class B ..........................................     6,892,876              172,698                   2,514,790

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004

                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- --------------------------
AXA Aggressive Allocation ..............     Class B 0.50%        $ 121.67                    --
AXA Aggressive Allocation ..............     Class B 0.70%        $ 121.36                    --
AXA Aggressive Allocation ..............     Class B 0.90%        $ 121.06                     1
AXA Aggressive Allocation ..............     Class B 0.95%        $ 120.98                    10
AXA Aggressive Allocation ..............     Class B 1.20%        $ 120.60                    12
AXA Aggressive Allocation ..............     Class B 1.34%        $ 120.39                    52
AXA Aggressive Allocation ..............     Class B 1.35%        $ 120.37                    --
AXA Aggressive Allocation ..............     Class B 1.45%        $ 120.22                    --

AXA Conservative Allocation ............     Class B 0.50%        $ 108.00                    --
AXA Conservative Allocation ............     Class B 0.70%        $ 107.72                    --
AXA Conservative Allocation ............     Class B 0.90%        $ 107.45                    --
AXA Conservative Allocation ............     Class B 0.95%        $ 107.39                     8
AXA Conservative Allocation ............     Class B 1.20%        $ 107.05                    31
AXA Conservative Allocation ............     Class B 1.34%        $ 106.86                    36
AXA Conservative Allocation ............     Class B 1.35%        $ 106.84                    --
AXA Conservative Allocation ............     Class B 1.45%        $ 106.71                    --

AXA Conservative-Plus Allocation .......     Class B 0.50%        $ 111.89                    --
AXA Conservative-Plus Allocation .......     Class B 0.70%        $ 111.61                    --
AXA Conservative-Plus Allocation .......     Class B 0.90%        $ 111.33                     1
AXA Conservative-Plus Allocation .......     Class B 0.95%        $ 111.26                    13
AXA Conservative-Plus Allocation .......     Class B 1.20%        $ 110.91                    21
AXA Conservative-Plus Allocation .......     Class B 1.34%        $ 110.71                    45
AXA Conservative-Plus Allocation .......     Class B 1.35%        $ 110.70                    --
AXA Conservative-Plus Allocation .......     Class B 1.45%        $ 110.56                    --

AXA Moderate Allocation ................     Class A 0.90%        $ 176.72                    46
AXA Moderate Allocation ................     Class A 1.34%        $  55.12                21,111
AXA Moderate Allocation ................     Class A 1.35%        $ 189.96                   192
AXA Moderate Allocation ................     Class A 1.35%        $ 188.77                 2,153
AXA Moderate Allocation ................     Class A 1.45%        $ 121.87                     6
AXA Moderate Allocation ................     Class B 0.50%        $ 105.29                    --
AXA Moderate Allocation ................     Class B 0.70%        $ 114.42                    --
AXA Moderate Allocation ................     Class B 0.70%        $ 146.36                     2
AXA Moderate Allocation ................     Class B 0.90%        $ 110.51                    24
AXA Moderate Allocation ................     Class B 0.90%        $ 125.97                     3
AXA Moderate Allocation ................     Class B 0.95%        $ 112.89                   239
AXA Moderate Allocation ................     Class B 1.20%        $ 121.88                   565

AXA Moderate-Plus Allocation ...........     Class B 0.50%        $ 120.23                    --
AXA Moderate-Plus Allocation ...........     Class B 0.70%        $ 119.93                    --
AXA Moderate-Plus Allocation ...........     Class B 0.90%        $ 119.63                     3
AXA Moderate-Plus Allocation ...........     Class B 0.95%        $ 119.55                    36
AXA Moderate-Plus Allocation ...........     Class B 1.20%        $ 119.18                    50
AXA Moderate-Plus Allocation ...........     Class B 1.34%        $ 118.97                   188
AXA Moderate-Plus Allocation ...........     Class B 1.35%        $ 118.95                    --
AXA Moderate-Plus Allocation ...........     Class B 1.45%        $ 118.80                    --

AXA Premier VIP Aggressive Equity ......     Class A 0.90%        $  96.18                    50
AXA Premier VIP Aggressive Equity ......     Class A 1.34%        $  72.05                12,129
AXA Premier VIP Aggressive Equity ......     Class A 1.35%        $ 134.16                   242
AXA Premier VIP Aggressive Equity ......     Class A 1.35%        $ 127.43                 1,467
AXA Premier VIP Aggressive Equity ......     Class A 1.45%        $  70.74                     5
AXA Premier VIP Aggressive Equity ......     Class B 0.50%        $  70.93                    --
AXA Premier VIP Aggressive Equity ......     Class B 0.70%        $  77.17                    10
AXA Premier VIP Aggressive Equity ......     Class B 0.90%        $  59.44                    35
AXA Premier VIP Aggressive Equity ......     Class B 0.90%        $  72.37                    --

                                     FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                               Contract charges   Unit Fair Value   Units Outstanding (000's)
                                              ------------------ ----------------- --------------------------
AXA Premier VIP Aggressive Equity .........     Class B 0.95%        $  76.14                   37
AXA Premier VIP Aggressive Equity .........     Class B 1.20%        $  70.75                  123

AXA Premier VIP Core Bond .................     Class B 0.50%        $ 114.85                   --
AXA Premier VIP Core Bond .................     Class B 0.70%        $ 114.16                   --
AXA Premier VIP Core Bond .................     Class B 0.90%        $ 113.47                    1
AXA Premier VIP Core Bond .................     Class B 0.95%        $ 113.30                  112
AXA Premier VIP Core Bond .................     Class B 1.20%        $ 112.44                  106
AXA Premier VIP Core Bond .................     Class B 1.34%        $ 111.97                  354
AXA Premier VIP Core Bond .................     Class B 1.35%        $ 111.93                    2
AXA Premier VIP Core Bond .................     Class B 1.45%        $ 111.59                   --

AXA Premier VIP Health Care ...............     Class B 0.50%        $ 113.31                   --
AXA Premier VIP Health Care ...............     Class B 0.70%        $ 112.62                   --
AXA Premier VIP Health Care ...............     Class B 0.90%        $ 111.95                    1
AXA Premier VIP Health Care ...............     Class B 0.95%        $ 111.78                   23
AXA Premier VIP Health Care ...............     Class B 1.20%        $ 110.93                   49
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 110.46                  243
AXA Premier VIP Health Care ...............     Class B 1.34%        $ 145.83                   --
AXA Premier VIP Health Care ...............     Class B 1.35%        $ 110.43                    2
AXA Premier VIP Health Care ...............     Class B 1.45%        $ 110.09                   --

AXA Premier VIP High Yield ................     Class A 0.90%        $ 141.28                    2
AXA Premier VIP High Yield ................     Class A 1.34%        $ 161.02                  792
AXA Premier VIP High Yield ................     Class A 1.35%        $ 171.74                   32
AXA Premier VIP High Yield ................     Class A 1.45%        $  94.85                    1
AXA Premier VIP High Yield ................     Class B 0.50%        $ 120.03                   --
AXA Premier VIP High Yield ................     Class B 0.70%        $ 113.82                   --
AXA Premier VIP High Yield ................     Class B 0.70%        $ 107.10                   --
AXA Premier VIP High Yield ................     Class B 0.90%        $  97.08                    3
AXA Premier VIP High Yield ................     Class B 0.95%        $ 112.29                  137
AXA Premier VIP High Yield ................     Class B 1.20%        $  94.85                  179

AXA Premier VIP International Equity ......     Class B 0.50%        $ 123.46                   --
AXA Premier VIP International Equity ......     Class B 0.70%        $ 122.72                   --
AXA Premier VIP International Equity ......     Class B 0.90%        $ 121.98                    2
AXA Premier VIP International Equity ......     Class B 0.95%        $ 121.79                   65
AXA Premier VIP International Equity ......     Class B 1.20%        $ 120.87                   62
AXA Premier VIP International Equity ......     Class B 1.34%        $ 120.36                  270
AXA Premier VIP International Equity ......     Class B 1.34%        $ 139.26                    2
AXA Premier VIP International Equity ......     Class B 1.35%        $ 120.32                    1
AXA Premier VIP International Equity ......     Class B 1.45%        $ 119.96                   --

AXA Premier VIP Large Cap Core Equity .....     Class B 0.50%        $ 107.24                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.70%        $ 106.59                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 105.95                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.90%        $ 105.63                   --
AXA Premier VIP Large Cap Core Equity .....     Class B 0.95%        $ 105.79                   13
AXA Premier VIP Large Cap Core Equity .....     Class B 1.20%        $ 104.99                   33
AXA Premier VIP Large Cap Core Equity .....     Class B 1.34%        $ 104.55                  131
AXA Premier VIP Large Cap Core Equity .....     Class B 1.35%        $ 104.52                    1
AXA Premier VIP Large Cap Core Equity .....     Class B 1.45%        $ 104.20                   --

AXA Premier VIP Large Cap Growth ..........     Class B 0.50%        $  94.42                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.70%        $  93.85                   --
AXA Premier VIP Large Cap Growth ..........     Class B 0.90%        $  93.28                    1
AXA Premier VIP Large Cap Growth ..........     Class B 0.95%        $  93.14                   52
AXA Premier VIP Large Cap Growth ..........     Class B 1.20%        $  92.44                   65
AXA Premier VIP Large Cap Growth ..........     Class B 1.34%        $  92.04                  260

                                     FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                              Contract charges   Unit Fair Value   Units Outstanding (000's)
                                             ------------------ ----------------- --------------------------
AXA Premier VIP Large Cap Growth .........     Class B 1.35%        $  92.02                     1
AXA Premier VIP Large Cap Growth .........     Class B 1.45%        $  91.74                    --

AXA Premier VIP Large Cap Value ..........     Class B 0.50%        $ 118.45                    --
AXA Premier VIP Large Cap Value ..........     Class B 0.70%        $ 117.73                    --
AXA Premier VIP Large Cap Value ..........     Class B 0.90%        $ 117.02                    --
AXA Premier VIP Large Cap Value ..........     Class B 0.95%        $ 116.85                    38
AXA Premier VIP Large Cap Value ..........     Class B 1.20%        $ 115.96                    51
AXA Premier VIP Large Cap Value ..........     Class B 1.34%        $ 115.47                   205
AXA Premier VIP Large Cap Value ..........     Class B 1.35%        $ 115.43                     1
AXA Premier VIP Large Cap Value ..........     Class B 1.45%        $ 115.08                    --

AXA Premier VIP Small/Mid Cap Growth .....     Class B 0.50%        $  96.99                    --
AXA Premier VIP Small/Mid Cap Growth .....     Class B 0.70%        $  96.41                    --
AXA Premier VIP Small/Mid Cap Growth .....     Class B 0.90%        $  95.83                     1
AXA Premier VIP Small/Mid Cap Growth .....     Class B 0.95%        $  95.68                    87
AXA Premier VIP Small/Mid Cap Growth .....     Class B 1.20%        $  94.96                   125
AXA Premier VIP Small/Mid Cap Growth .....     Class B 1.34%        $  94.55                   535
AXA Premier VIP Small/Mid Cap Growth .....     Class B 1.34%        $ 142.14                     3
AXA Premier VIP Small/Mid Cap Growth .....     Class B 1.35%        $  94.53                     2
AXA Premier VIP Small/Mid Cap Growth .....     Class B 1.45%        $  94.24                    --

AXA Premier VIP Small/Mid Cap Value ......     Class B 0.50%        $ 119.18                    --
AXA Premier VIP Small/Mid Cap Value ......     Class B 0.70%        $ 118.46                    --
AXA Premier VIP Small/Mid Cap Value ......     Class B 0.90%        $ 117.75                     1
AXA Premier VIP Small/Mid Cap Value ......     Class B 0.95%        $ 117.57                    64
AXA Premier VIP Small/Mid Cap Value ......     Class B 1.20%        $ 116.68                    91
AXA Premier VIP Small/Mid Cap Value ......     Class B 1.34%        $ 116.19                   429
AXA Premier VIP Small/Mid Cap Value ......     Class B 1.34%        $ 148.90                     2
AXA Premier VIP Small/Mid Cap Value ......     Class B 1.35%        $ 116.15                     1
AXA Premier VIP Small/Mid Cap Value ......     Class B 1.45%        $ 115.80                    --

AXA Premier VIP Technology ...............     Class B 0.50%        $  93.59                    --
AXA Premier VIP Technology ...............     Class B 0.70%        $  93.02                    20
AXA Premier VIP Technology ...............     Class B 0.90%        $  92.46                     4
AXA Premier VIP Technology ...............     Class B 0.95%        $  92.32                    96
AXA Premier VIP Technology ...............     Class B 1.20%        $  91.63                   130
AXA Premier VIP Technology ...............     Class B 1.34%        $  91.24                 1,006
AXA Premier VIP Technology ...............     Class B 1.34%        $ 140.86                    --
AXA Premier VIP Technology ...............     Class B 1.35%        $  91.21                     9
AXA Premier VIP Technology ...............     Class B 1.45%        $  90.93                     1

EQ/Alliance Common Stock .................     Class A 0.74%        $ 435.75                   133
EQ/Alliance Common Stock .................     Class A 0.74%        $ 472.01                    --
EQ/Alliance Common Stock .................     Class A 0.90%        $ 199.03                    45
EQ/Alliance Common Stock .................     Class A 1.35%        $ 268.85                   267
EQ/Alliance Common Stock .................     Class A 1.35%        $ 257.31                 3,626
EQ/Alliance Common Stock .................     Class A 1.45%        $ 104.03                    30
EQ/Alliance Common Stock .................     Class A 1.40%        $ 331.00                10,552
EQ/Alliance Common Stock .................     Class B 0.50%        $  89.31                    --
EQ/Alliance Common Stock .................     Class B 0.70%        $  93.43                    --
EQ/Alliance Common Stock .................     Class B 0.70%        $ 139.31                    15
EQ/Alliance Common Stock .................     Class B 0.90%        $  96.80                    53
EQ/Alliance Common Stock .................     Class B 0.90%        $ 108.33                     2
EQ/Alliance Common Stock .................     Class B 0.95%        $  92.18                   449
EQ/Alliance Common Stock .................     Class B 1.20%        $ 104.06                 1,206

                                     FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                                        Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                       ------------------ ----------------- --------------------------
EQ/Alliance Growth and Income ......................     Class A 0.90%        $ 244.96                    15
EQ/Alliance Growth and Income ......................     Class A 1.34%        $ 292.64                 3,232
EQ/Alliance Growth and Income ......................     Class A 1.35%        $ 292.92                    83
EQ/Alliance Growth and Income ......................     Class A 1.45%        $ 139.67                     7
EQ/Alliance Growth and Income ......................     Class B 0.50%        $ 109.44                    --
EQ/Alliance Growth and Income ......................     Class B 0.70%        $ 123.96                    --
EQ/Alliance Growth and Income ......................     Class B 0.70%        $ 173.47                     2
EQ/Alliance Growth and Income ......................     Class B 0.90%        $ 144.35                    10
EQ/Alliance Growth and Income ......................     Class B 0.95%        $ 122.30                   329
EQ/Alliance Growth and Income ......................     Class B 1.20%        $ 139.68                   710

EQ/Alliance Intermediate Government Securities .....     Class A 0.74%        $  77.21                    37
EQ/Alliance Intermediate Government Securities .....     Class A 0.90%        $ 151.11                     2
EQ/Alliance Intermediate Government Securities .....     Class A 1.34%        $ 157.11                   703
EQ/Alliance Intermediate Government Securities .....     Class A 1.35%        $ 151.46                    25
EQ/Alliance Intermediate Government Securities .....     Class A 1.45%        $ 127.48                     1
EQ/Alliance Intermediate Government Securities .....     Class B 0.50%        $ 123.94                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.70%        $ 128.86                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.70%        $ 139.35                    --
EQ/Alliance Intermediate Government Securities .....     Class B 0.90%        $ 129.91                     1
EQ/Alliance Intermediate Government Securities .....     Class B 0.95%        $ 127.14                   129
EQ/Alliance Intermediate Government Securities .....     Class B 1.20%        $ 127.50                   163

EQ/Alliance International ..........................     Class A 0.90%        $ 128.49                    20
EQ/Alliance International ..........................     Class A 1.34%        $ 128.38                 4,549
EQ/Alliance International ..........................     Class A 1.35%        $ 128.25                   173
EQ/Alliance International ..........................     Class A 1.45%        $ 100.74                     4
EQ/Alliance International ..........................     Class B 0.50%        $  99.56                    --
EQ/Alliance International ..........................     Class B 0.70%        $ 103.63                    --
EQ/Alliance International ..........................     Class B 0.70%        $ 118.71                    --
EQ/Alliance International ..........................     Class B 0.90%        $ 106.24                    10
EQ/Alliance International ..........................     Class B 0.95%        $ 102.24                   220
EQ/Alliance International ..........................     Class B 1.20%        $ 100.63                   335

EQ/Alliance Premier Growth .........................     Class B 0.50%        $  58.46                    --
EQ/Alliance Premier Growth .........................     Class B 0.70%        $  64.24                    --
EQ/Alliance Premier Growth .........................     Class B 0.90%        $  63.54                     3
EQ/Alliance Premier Growth .........................     Class B 0.95%        $  63.37                   207
EQ/Alliance Premier Growth .........................     Class B 1.20%        $  62.52                   311
EQ/Alliance Premier Growth .........................     Class B 1.34%        $  62.04                 2,007
EQ/Alliance Premier Growth .........................     Class B 1.35%        $  62.01                    18
EQ/Alliance Premier Growth .........................     Class B 1.45%        $  61.67                     2

EQ/Alliance Quality Bond ...........................     Class A 0.90%        $ 162.53                     3
EQ/Alliance Quality Bond ...........................     Class A 1.34%        $ 165.40                   766
EQ/Alliance Quality Bond ...........................     Class A 1.35%        $ 174.39                    26
EQ/Alliance Quality Bond ...........................     Class A 1.45%        $ 130.89                    --
EQ/Alliance Quality Bond ...........................     Class B 0.50%        $ 128.05                    --
EQ/Alliance Quality Bond ...........................     Class B 0.70%        $ 133.37                    --
EQ/Alliance Quality Bond ...........................     Class B 0.70%        $ 145.23                    --
EQ/Alliance Quality Bond ...........................     Class B 0.90%        $ 133.32                     4
EQ/Alliance Quality Bond ...........................     Class B 0.95%        $ 131.58                   122
EQ/Alliance Quality Bond ...........................     Class B 1.20%        $ 130.97                   135

EQ/Alliance Small Cap Growth .......................     Class A 0.90%        $ 161.98                     7
EQ/Alliance Small Cap Growth .......................     Class A 1.34%        $ 156.54                 1,942
EQ/Alliance Small Cap Growth .......................     Class A 1.35%        $ 156.42                    39
EQ/Alliance Small Cap Growth .......................     Class A 1.45%        $ 114.00                     2

                                     FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Alliance Small Cap Growth ..........     Class B 0.50%        $  83.58                    --
EQ/Alliance Small Cap Growth ..........     Class B 0.70%        $ 139.65                    --
EQ/Alliance Small Cap Growth ..........     Class B 0.70%        $ 127.76                     1
EQ/Alliance Small Cap Growth ..........     Class B 0.90%        $ 116.56                     3
EQ/Alliance Small Cap Growth ..........     Class B 0.95%        $ 137.78                   157
EQ/Alliance Small Cap Growth ..........     Class B 1.20%        $ 114.03                   247

EQ/Bernstein Diversified Value ........     Class B 0.50%        $ 128.95                    --
EQ/Bernstein Diversified Value ........     Class B 0.70%        $ 118.36                     2
EQ/Bernstein Diversified Value ........     Class B 0.90%        $ 117.09                     7
EQ/Bernstein Diversified Value ........     Class B 0.95%        $ 123.84                   177
EQ/Bernstein Diversified Value ........     Class B 1.20%        $ 115.20                   340
EQ/Bernstein Diversified Value ........     Class B 1.34%        $ 114.33                 2,331
EQ/Bernstein Diversified Value ........     Class B 1.35%        $ 114.27                    26
EQ/Bernstein Diversified Value ........     Class B 1.45%        $ 121.57                     2

EQ/Calvert Socially Responsible .......     Class B 0.50%        $  75.08                    --
EQ/Calvert Socially Responsible .......     Class B 0.70%        $  84.06                    --
EQ/Calvert Socially Responsible .......     Class B 0.90%        $  83.16                    --
EQ/Calvert Socially Responsible .......     Class B 0.95%        $ 106.33                     2
EQ/Calvert Socially Responsible .......     Class B 1.00%        $  82.71                    --
EQ/Calvert Socially Responsible .......     Class B 1.20%        $  81.81                     6
EQ/Calvert Socially Responsible .......     Class B 1.34%        $  81.19                   119
EQ/Calvert Socially Responsible .......     Class B 1.35%        $  81.14                     1
EQ/Calvert Socially Responsible .......     Class B 1.45%        $ 104.60                    --

EQ/Capital Guardian Growth ............     Class B 0.50%        $  62.01                    --
EQ/Capital Guardian Growth ............     Class B 0.70%        $  71.00                    --
EQ/Capital Guardian Growth ............     Class B 0.90%        $  70.23                    --
EQ/Capital Guardian Growth ............     Class B 0.95%        $  70.04                     6
EQ/Capital Guardian Growth ............     Class B 1.20%        $  69.10                    12
EQ/Capital Guardian Growth ............     Class B 1.34%        $  68.57                    49
EQ/Capital Guardian Growth ............     Class B 1.35%        $  68.54                     2
EQ/Capital Guardian Growth ............     Class B 1.45%        $  91.64                    --

EQ/Capital Guardian International .....     Class B 0.50%        $  91.97                    --
EQ/Capital Guardian International .....     Class B 0.70%        $ 102.71                    --
EQ/Capital Guardian International .....     Class B 0.90%        $ 101.61                     2
EQ/Capital Guardian International .....     Class B 0.95%        $ 124.50                    38
EQ/Capital Guardian International .....     Class B 1.20%        $  99.97                    75
EQ/Capital Guardian International .....     Class B 1.34%        $  99.21                   320
EQ/Capital Guardian International .....     Class B 1.35%        $  99.16                     1
EQ/Capital Guardian International .....     Class B 1.45%        $ 122.57                    --

EQ/Capital Guardian Research ..........     Class B 0.50%        $ 106.60                    --
EQ/Capital Guardian Research ..........     Class B 0.70%        $ 117.81                     1
EQ/Capital Guardian Research ..........     Class B 0.90%        $ 116.55                     8
EQ/Capital Guardian Research ..........     Class B 0.95%        $ 116.23                    68
EQ/Capital Guardian Research ..........     Class B 1.20%        $ 114.66                   147
EQ/Capital Guardian Research ..........     Class B 1.34%        $ 113.80                 1,131
EQ/Capital Guardian Research ..........     Class B 1.35%        $ 113.73                    16
EQ/Capital Guardian Research ..........     Class B 1.45%        $ 113.12                     3

EQ/Capital Guardian U.S. Equity .......     Class B 0.50%        $ 109.96                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.70%        $ 113.64                    --
EQ/Capital Guardian U.S. Equity .......     Class B 0.90%        $ 112.42                     7
EQ/Capital Guardian U.S. Equity .......     Class B 0.95%        $ 112.12                    69
EQ/Capital Guardian U.S. Equity .......     Class B 1.20%        $ 110.61                   189
EQ/Capital Guardian U.S. Equity .......     Class B 1.34%        $ 109.77                   670

                                     FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                            Contract charges   Unit Fair Value   Units Outstanding (000's)
                                           ------------------ ----------------- --------------------------
EQ/Capital Guardian U.S. Equity ........     Class B 1.35%        $ 109.71                     2
EQ/Capital Guardian U.S. Equity ........     Class B 1.45%        $ 109.11                    --

EQ/Emerging Markets Equity .............     Class B 0.50%        $ 134.82                    --
EQ/Emerging Markets Equity .............     Class B 0.70%        $ 167.50                     5
EQ/Emerging Markets Equity .............     Class B 0.90%        $ 165.33                     2
EQ/Emerging Markets Equity .............     Class B 0.90%        $ 196.10                     1
EQ/Emerging Markets Equity .............     Class B 0.95%        $ 145.31                    65
EQ/Emerging Markets Equity .............     Class B 1.20%        $ 153.09                    95
EQ/Emerging Markets Equity .............     Class B 1.34%        $ 106.51                 1,106
EQ/Emerging Markets Equity .............     Class B 1.34%        $ 171.42                     1
EQ/Emerging Markets Equity .............     Class B 1.35%        $ 160.53                    17
EQ/Emerging Markets Equity .............     Class B 1.45%        $ 150.61                     1

EQ/Enterprise Equity ...................     Class B 0.50%        $ 111.43                    --
EQ/Enterprise Equity ...................     Class B 0.70%        $ 111.38                    --
EQ/Enterprise Equity ...................     Class B 0.90%        $ 111.33                    --
EQ/Enterprise Equity ...................     Class B 0.95%        $ 111.32                     1
EQ/Enterprise Equity ...................     Class B 1.20%        $ 111.26                     2
EQ/Enterprise Equity ...................     Class B 1.34%        $ 111.22                     6
EQ/Enterprise Equity ...................     Class B 1.35%        $ 111.22                    --
EQ/Enterprise Equity ...................     Class B 1.45%        $ 111.19                    --

EQ/Enterprise Equity Income ............     Class B 0.50%        $ 107.17                    --
EQ/Enterprise Equity Income ............     Class B 0.70%        $ 107.13                    --
EQ/Enterprise Equity Income ............     Class B 0.90%        $ 107.08                    --
EQ/Enterprise Equity Income ............     Class B 0.95%        $ 107.07                     2
EQ/Enterprise Equity Income ............     Class B 1.20%        $ 107.01                     6
EQ/Enterprise Equity Income ............     Class B 1.34%        $ 106.97                    33
EQ/Enterprise Equity Income ............     Class B 1.45%        $ 106.95                    --

EQ/Enterprise Growth ...................     Class B 0.50%        $ 104.85                    --
EQ/Enterprise Growth ...................     Class B 0.70%        $ 104.81                    --
EQ/Enterprise Growth ...................     Class B 0.90%        $ 104.76                    --
EQ/Enterprise Growth ...................     Class B 0.95%        $ 104.75                     1
EQ/Enterprise Growth ...................     Class B 1.20%        $ 104.69                    --
EQ/Enterprise Growth ...................     Class B 1.34%        $ 104.66                     1
EQ/Enterprise Growth ...................     Class B 1.35%        $ 104.65                    --
EQ/Enterprise Growth ...................     Class B 1.45%        $ 104.63                    --

EQ/Enterprise Growth and Income ........     Class B 0.50%        $ 109.44                    --
EQ/Enterprise Growth and Income ........     Class B 0.70%        $ 109.39                    --
EQ/Enterprise Growth and Income ........     Class B 0.90%        $ 109.34                    --
EQ/Enterprise Growth and Income ........     Class B 0.95%        $ 109.33                    --
EQ/Enterprise Growth and Income ........     Class B 1.20%        $ 109.27                    --
EQ/Enterprise Growth and Income ........     Class B 1.34%        $ 109.24                     1
EQ/Enterprise Growth and Income ........     Class B 1.35%        $ 109.23                    --
EQ/Enterprise Growth and Income ........     Class B 1.45%        $ 109.21                    --

EQ/Enterprise Small Company Growth .....     Class B 0.50%        $ 114.80                    --
EQ/Enterprise Small Company Growth .....     Class B 0.70%        $ 114.58                    --
EQ/Enterprise Small Company Growth .....     Class B 0.90%        $ 114.70                    --
EQ/Enterprise Small Company Growth .....     Class B 0.95%        $ 114.68                    --
EQ/Enterprise Small Company Growth .....     Class B 1.20%        $ 114.62                     1
EQ/Enterprise Small Company Growth .....     Class B 1.34%        $ 114.58                     3
EQ/Enterprise Small Company Growth .....     Class B 1.35%        $ 114.58                    --
EQ/Enterprise Small Company Growth .....     Class B 1.45%        $ 114.56                    --

EQ/Enterprise Small Company Value ......     Class B 0.50%        $ 113.44                    --
EQ/Enterprise Small Company Value ......     Class B 0.70%        $ 113.39                    --

                                     FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Enterprise Small Company Value .....     Class B 0.90%        $ 113.34                    --
EQ/Enterprise Small Company Value .....     Class B 0.95%        $ 113.33                     3
EQ/Enterprise Small Company Value .....     Class B 1.20%        $ 113.27                     7
EQ/Enterprise Small Company Value .....     Class B 1.34%        $ 113.23                    37
EQ/Enterprise Small Company Value .....     Class B 1.35%        $ 113.23                    --
EQ/Enterprise Small Company Value .....     Class B 1.45%        $ 113.20                    --

EQ/Equity 500 Index ...................     Class A 0.90%        $ 190.50                    14
EQ/Equity 500 Index ...................     Class A 1.34%        $ 264.16                 3,501
EQ/Equity 500 Index ...................     Class A 1.35%        $ 263.88                   110
EQ/Equity 500 Index ...................     Class A 1.45%        $ 100.31                    13
EQ/Equity 500 Index ...................     Class B 0.50%        $  86.86                    --
EQ/Equity 500 Index ...................     Class B 0.70%        $  88.88                     1
EQ/Equity 500 Index ...................     Class B 0.70%        $ 133.18                     5
EQ/Equity 500 Index ...................     Class B 0.90%        $ 104.03                     9
EQ/Equity 500 Index ...................     Class B 0.95%        $  87.69                   217
EQ/Equity 500 Index ...................     Class B 1.20%        $ 100.33                   628

EQ/Evergreen Omega ....................     Class B 0.50%        $  82.98                    --
EQ/Evergreen Omega ....................     Class B 0.70%        $  84.94                    --
EQ/Evergreen Omega ....................     Class B 0.90%        $  84.03                     1
EQ/Evergreen Omega ....................     Class B 0.95%        $  83.80                    35
EQ/Evergreen Omega ....................     Class B 1.20%        $  82.67                    53
EQ/Evergreen Omega ....................     Class B 1.34%        $  82.05                   208
EQ/Evergreen Omega ....................     Class B 1.35%        $  82.00                     1
EQ/Evergreen Omega ....................     Class B 1.45%        $  81.56                    --

EQ/FI Mid Cap .........................     Class B 0.50%        $ 118.33                    --
EQ/FI Mid Cap .........................     Class B 0.70%        $ 114.60                     1
EQ/FI Mid Cap .........................     Class B 0.90%        $ 113.60                     7
EQ/FI Mid Cap .........................     Class B 0.95%        $ 113.35                   182
EQ/FI Mid Cap .........................     Class B 1.20%        $ 112.12                   399
EQ/FI Mid Cap .........................     Class B 1.34%        $ 111.43                 1,403
EQ/FI Mid Cap .........................     Class B 1.35%        $ 111.38                     6
EQ/FI Mid Cap .........................     Class B 1.45%        $ 110.90                     1

EQ/FI Small/Mid Cap Value .............     Class B 0.50%        $ 148.09                    --
EQ/FI Small/Mid Cap Value .............     Class B 0.70%        $ 119.13                    --
EQ/FI Small/Mid Cap Value .............     Class B 0.90%        $ 117.59                     8
EQ/FI Small/Mid Cap Value .............     Class B 0.90%        $ 145.52                     5
EQ/FI Small/Mid Cap Value .............     Class B 0.95%        $ 148.15                   176
EQ/FI Small/Mid Cap Value .............     Class B 1.20%        $ 114.94                   333
EQ/FI Small/Mid Cap Value .............     Class B 1.34%        $ 144.14                 2,142
EQ/FI Small/Mid Cap Value .............     Class B 1.35%        $ 114.17                    41
EQ/FI Small/Mid Cap Value .............     Class B 1.45%        $ 113.08                     2

EQ/J.P. Morgan Core Bond ..............     Class B 0.50%        $ 115.07                    --
EQ/J.P. Morgan Core Bond ..............     Class B 0.70%        $ 114.36                    --
EQ/J.P. Morgan Core Bond ..............     Class B 0.90%        $ 113.65                     2
EQ/J.P. Morgan Core Bond ..............     Class B 0.95%        $ 113.47                   116
EQ/J.P. Morgan Core Bond ..............     Class B 1.20%        $ 112.60                    95
EQ/J.P. Morgan Core Bond ..............     Class B 1.34%        $ 112.11                   413
EQ/J.P. Morgan Core Bond ..............     Class B 1.35%        $ 112.07                     1
EQ/J.P. Morgan Core Bond ..............     Class B 1.45%        $ 111.72                    --

EQ/Janus Large Cap Growth .............     Class B 0.50%        $  66.62                    --
EQ/Janus Large Cap Growth .............     Class B 0.70%        $  61.98                     2
EQ/Janus Large Cap Growth .............     Class B 0.90%        $  61.44                     2
EQ/Janus Large Cap Growth .............     Class B 0.95%        $  61.30                    97

                                     FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2004


                                           Contract charges   Unit Fair Value   Units Outstanding (000's)
                                          ------------------ ----------------- --------------------------
EQ/Janus Large Cap Growth .............     Class B 1.20%        $  60.64                   201
EQ/Janus Large Cap Growth .............     Class B 1.34%        $  60.27                   772
EQ/Janus Large Cap Growth .............     Class B 1.35%        $  60.24                     3
EQ/Janus Large Cap Growth .............     Class B 1.45%        $  59.97                     1

EQ/JP Morgan Value Opportunities ......     Class B 0.50%        $ 108.69                    --
EQ/JP Morgan Value Opportunities ......     Class B 0.70%        $ 109.16                    --
EQ/JP Morgan Value Opportunities ......     Class B 0.90%        $ 106.56                     2
EQ/JP Morgan Value Opportunities ......       Class B            $ 107.74                     1
EQ/JP Morgan Value Opportunities ......     Class B 0.95%        $  99.82                    18
EQ/JP Morgan Value Opportunities ......     Class B 1.20%        $ 104.53                    38
EQ/JP Morgan Value Opportunities ......     Class B 1.34%        $ 132.08                   420
EQ/JP Morgan Value Opportunities ......     Class B 1.35%        $ 104.61                    16
EQ/JP Morgan Value Opportunities ......     Class B 1.45%        $ 102.84                     2

EQ/Lazard Small Cap Value .............     Class B 0.50%        $ 173.24                    --
EQ/Lazard Small Cap Value .............     Class B 0.70%        $ 182.19                    --
EQ/Lazard Small Cap Value .............     Class B 0.90%        $ 180.23                     4
EQ/Lazard Small Cap Value .............     Class B 0.95%        $ 141.84                    81
EQ/Lazard Small Cap Value .............     Class B 1.20%        $ 177.32                   102
EQ/Lazard Small Cap Value .............     Class B 1.34%        $ 175.98                   636
EQ/Lazard Small Cap Value .............     Class B 1.35%        $ 175.88                    11
EQ/Lazard Small Cap Value .............     Class B 1.45%        $ 137.16                    --

EQ/Marsico Focus ......................     Class B 0.50%        $ 133.98                    --
EQ/Marsico Focus ......................     Class B 0.70%        $ 133.10                    --
EQ/Marsico Focus ......................     Class B 0.90%        $ 132.24                     5
EQ/Marsico Focus ......................     Class B 0.95%        $ 132.02                   130
EQ/Marsico Focus ......................     Class B 1.20%        $ 130.94                   180
EQ/Marsico Focus ......................     Class B 1.34%        $ 130.34                   960
EQ/Marsico Focus ......................     Class B 1.35%        $ 130.30                     5
EQ/Marsico Focus ......................     Class B 1.45%        $ 129.87                    --

EQ/Mercury Basic Value Equity .........     Class B 0.50%        $ 127.54                    --
EQ/Mercury Basic Value Equity .........     Class B 0.70%        $ 160.86                    --
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 155.12                     7
EQ/Mercury Basic Value Equity .........     Class B 0.90%        $ 158.78                     4
EQ/Mercury Basic Value Equity .........     Class B 0.95%        $ 132.22                   168
EQ/Mercury Basic Value Equity .........     Class B 1.20%        $ 154.51                   284
EQ/Mercury Basic Value Equity .........     Class B 1.34%        $ 199.77                 1,379
EQ/Mercury Basic Value Equity .........     Class B 1.35%        $ 154.16                    24
EQ/Mercury Basic Value Equity .........     Class B 1.45%        $ 152.01                     2

EQ/Mercury International Value ........     Class B 0.50%        $  96.39                    --
EQ/Mercury International Value ........     Class B 0.70%        $ 118.54                     2
EQ/Mercury International Value ........     Class B 0.90%        $ 117.26                     6
EQ/Mercury International Value ........     Class B 0.95%        $ 116.95                   114
EQ/Mercury International Value ........     Class B 1.20%        $ 115.37                   120
EQ/Mercury International Value ........     Class B 1.34%        $ 114.50                 1,039
EQ/Mercury International Value ........     Class B 1.35%        $ 114.43                    17
EQ/Mercury International Value ........     Class B 1.45%        $ 124.61                     1

EQ/MFS Emerging Growth Companies ......     Class B 0.50%        $  51.89                    --
EQ/MFS Emerging Growth Companies ......     Class B 0.70%        $  92.12                     4
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  81.41                    11
EQ/MFS Emerging Growth Companies ......     Class B 0.90%        $  90.93                     7
EQ/MFS Emerging Growth Companies ......     Class B 0.95%        $  76.97                   139
EQ/MFS Emerging Growth Companies ......     Class B 1.20%        $  85.62                   232
EQ/MFS Emerging Growth Companies ......     Class B 1.34%        $ 132.05                 2,464

                                     FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2004


                                                      Contract charges   Unit Fair Value   Units Outstanding (000's)
                                                     ------------------ ----------------- --------------------------
EQ/MFS Emerging Growth Companies .................     Class B 1.35%        $  88.28                    77
EQ/MFS Emerging Growth Companies .................     Class B 1.45%        $  84.23                     9

EQ/MFS Investors Trust ...........................     Class B 0.50%        $  86.19                    --
EQ/MFS Investors Trust ...........................     Class B 0.70%        $  90.60                    --
EQ/MFS Investors Trust ...........................     Class B 0.90%        $  89.62                     1
EQ/MFS Investors Trust ...........................     Class B 0.95%        $  89.38                    20
EQ/MFS Investors Trust ...........................     Class B 1.20%        $  88.18                    32
EQ/MFS Investors Trust ...........................     Class B 1.34%        $  87.51                   142
EQ/MFS Investors Trust ...........................     Class B 1.35%        $  87.46                     1
EQ/MFS Investors Trust ...........................     Class B 1.45%        $  86.99                    --

EQ/Money Market ..................................     Class A 0.74%        $  42.43                    89
EQ/Money Market ..................................     Class A 0.90%        $ 127.96                     2
EQ/Money Market ..................................     Class A 1.35%        $ 133.29                    77
EQ/Money Market ..................................     Class A 1.35%        $ 132.66                   185
EQ/Money Market ..................................     Class A 1.45%        $ 111.55                    --
EQ/Money Market ..................................     Class A 1.40%        $  33.69                 1,455
EQ/Money Market ..................................     Class B 0.50%        $ 105.58                    --
EQ/Money Market ..................................     Class B 0.70%        $ 110.46                    --
EQ/Money Market ..................................     Class B 0.70%        $ 120.99                    --
EQ/Money Market ..................................     Class B 0.90%        $ 103.03                     2
EQ/Money Market ..................................     Class B 0.90%        $ 113.89                     2
EQ/Money Market ..................................     Class B 0.95%        $ 108.98                   174
EQ/Money Market ..................................     Class B 1.20%        $ 111.56                    75

EQ/Small Company Index ...........................     Class B 0.50%        $ 139.82                    --
EQ/Small Company Index ...........................     Class B 0.70%        $ 138.95                    --
EQ/Small Company Index ...........................     Class B 0.90%        $ 138.09                     2
EQ/Small Company Index ...........................     Class B 0.95%        $ 137.88                    39
EQ/Small Company Index ...........................     Class B 1.20%        $ 136.81                   104
EQ/Small Company Index ...........................     Class B 1.34%        $ 136.22                   449
EQ/Small Company Index ...........................     Class B 1.35%        $ 136.18                     3
EQ/Small Company Index ...........................     Class B 1.45%        $ 135.75                    --

Laudus Rosenberg VIT Value Long/Short Equity .....     Class B 0.50%        $ 102.77                    --
Laudus Rosenberg VIT Value Long/Short Equity .....     Class B 0.70%        $ 102.19                    --
Laudus Rosenberg VIT Value Long/Short Equity .....     Class B 0.90%        $ 102.25                    --
Laudus Rosenberg VIT Value Long/Short Equity .....     Class B 0.95%        $ 102.19                     1
Laudus Rosenberg VIT Value Long/Short Equity .....     Class B 1.20%        $ 101.87                     3
Laudus Rosenberg VIT Value Long/Short Equity .....     Class B 1.34%        $ 101.69                    12
Laudus Rosenberg VIT Value Long/Short Equity .....     Class B 1.35%        $ 101.67                    --
Laudus Rosenberg VIT Value Long/Short Equity .....     Class B 1.45%        $ 101.55                    --

U.S. Real Estate -- Class II .....................     Class B 0.50%        $ 144.92                    --
U.S. Real Estate -- Class II .....................     Class B 0.70%        $ 144.56                     2
U.S. Real Estate -- Class II .....................     Class B 0.90%        $ 144.19                     1
U.S. Real Estate -- Class II .....................     Class B 0.95%        $ 144.10                    19
U.S. Real Estate -- Class II .....................     Class B 1.20%        $ 143.65                    45
U.S. Real Estate -- Class II .....................     Class B 1.34%        $ 143.40                   289
U.S. Real Estate -- Class II .....................     Class B 1.35%        $ 143.38                    --
U.S. Real Estate -- Class II .....................     Class B 1.45%        $ 143.20                    --



                                     FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Aggressive  AXA Conservative   AXA Conservative-Plus
                                                      Allocation       Allocation            Allocation
                                                   --------------- ------------------ -----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $110,418         $205,079              $185,237
 Expenses:
  Asset-based charges ............................       63,274           62,060                64,414
  Less: Reduction for expense limitation .........           --               --                    --
                                                       --------         --------              --------
  Net Expenses ...................................       63,274           62,060                64,414
                                                       --------         --------              --------
Net Investment Income (Loss) .....................       47,144          143,019               120,823
                                                       --------         --------              --------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       12,801           57,963                34,508
  Realized gain distribution from The Trusts .....        2,570            2,425                 2,980
                                                       --------         --------              --------
 Net realized gain (loss) ........................       15,371           60,388                37,488
                                                       --------         --------              --------
 Change in unrealized appreciation
  (depreciation) of investments ..................      657,028           62,737               224,319
                                                       --------         --------              --------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      672,399          123,125               261,807
                                                       --------         --------              --------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $719,543         $266,144              $382,630
                                                       ========         ========              ========


                                                     AXA Moderate    AXA Moderate-Plus    AXA Premier VIP    AXA Premier VIP
                                                      Allocation         Allocation      Aggressive Equity      Core Bond
                                                   ---------------- ------------------- ------------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $  46,620,023        $  570,638        $          --       $1,947,928
 Expenses:
  Asset-based charges ............................     23,915,534           202,783           14,392,048          748,980
  Less: Reduction for expense limitation .........    (10,723,268)               --           (3,135,814)              --
                                                    -------------        ----------        -------------       ----------
  Net Expenses ...................................     13,192,266           202,783           11,256,234          748,980
                                                    -------------        ----------        -------------       ----------
Net Investment Income (Loss) .....................     33,427,757           367,855          (11,256,234)       1,198,948
                                                    -------------        ----------        -------------       ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      7,046,530           111,291          (54,857,961)         233,059
  Realized gain distribution from The Trusts .....             --             7,281                   --          337,180
                                                    -------------        ----------        -------------       ----------
 Net realized gain (loss) ........................      7,046,530           118,572          (54,857,961)         570,239
                                                    -------------        ----------        -------------       ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     90,577,585         1,891,153          180,034,854         (197,252)
                                                    -------------        ----------        -------------       ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     97,624,115         2,009,725          125,176,893          372,987
                                                    -------------        ----------        -------------       ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $ 131,051,872        $2,377,580        $ 113,920,659       $1,571,935
                                                    =============        ==========        =============       ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    AXA Premier VIP   AXA Premier VIP      AXA Premier VIP
                                                      Health Care        High Yield     International Equity
                                                   ----------------- ----------------- ----------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $   1,251,283      $10,469,474          $  854,853
 Expenses:
  Asset-based charges ............................         398,113        2,014,214             449,486
  Less: Reduction for expense limitation .........              --               --                  --
                                                     -------------      -----------          ----------
  Net Expenses ...................................         398,113        2,014,214             449,486
                                                     -------------      -----------          ----------
Net Investment Income (Loss) .....................         853,170        8,455,260             405,367
                                                     -------------      -----------          ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       3,454,577         (585,058)          4,474,071
  Realized gain distribution from The Trusts .....         914,032               --             450,017
                                                     -------------      -----------          ----------
 Net realized gain (loss) ........................       4,368,609         (585,058)          4,924,088
                                                     -------------      -----------          ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      (1,654,323)       3,641,830           1,177,581
                                                     -------------      -----------          ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       2,714,286        3,056,772           6,101,669
                                                     -------------      -----------          ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $   3,567,456      $11,512,032          $6,507,036
                                                     =============      ===========          ==========


                                                    AXA Premier VIP                                       AXA Premier VIP
                                                       Large Cap      AXA Premier VIP   AXA Premier VIP      Small/Mid
                                                      Core Equity    Large Cap Growth   Large Cap Value      Cap Growth
                                                   ---------------- ------------------ ----------------- -----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  545,936        $       --         $1,915,661        $1,051,098
 Expenses:
  Asset-based charges ............................       226,331           408,701            362,669           775,521
  Less: Reduction for expense limitation .........            --                --                 --                --
                                                      ----------        ----------         ----------        ----------
  Net Expenses ...................................       226,331           408,701            362,669           775,521
                                                      ----------        ----------         ----------        ----------
Net Investment Income (Loss) .....................       319,605          (408,701)         1,552,992           275,577
                                                      ----------        ----------         ----------        ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       707,383         2,608,424          2,197,200         4,065,990
  Realized gain distribution from The Trusts .....       543,866                --            301,823           140,167
                                                      ----------        ----------         ----------        ----------
 Net realized gain (loss) ........................     1,251,249         2,608,424          2,499,023         4,206,157
                                                      ----------        ----------         ----------        ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       417,755          (485,748)            32,581         2,619,334
                                                      ----------        ----------         ----------        ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     1,669,004         2,122,676          2,531,604         6,825,491
                                                      ----------        ----------         ----------        ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $1,988,609        $1,713,975         $4,084,596        $7,101,068
                                                      ==========        ==========         ==========        ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                      AXA Premier VIP     AXA Premier VIP     EQ/Alliance
                                                    Small/Mid Cap Value      Technology      Common Stock
                                                   --------------------- ----------------- ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $2,317,246        $     847,384    $  55,283,978
 Expenses:
  Asset-based charges ............................          747,936            1,013,290       65,961,351
  Less: Reduction for expense limitation .........               --                   --       (8,617,051)
                                                         ----------        -------------    -------------
  Net Expenses ...................................          747,936            1,013,290       57,344,300
                                                         ----------        -------------    -------------
Net Investment Income (Loss) .....................        1,569,310             (165,906)      (2,060,322)
                                                         ----------        -------------    -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        4,326,254           (1,556,574)     (83,699,344)
  Realized gain distribution from The Trusts .....        1,254,851                   --               --
                                                         ----------        -------------    -------------
 Net realized gain (loss) ........................        5,581,105           (1,556,574)     (83,699,344)
                                                         ----------        -------------    -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................        1,024,273           11,289,850      648,293,164
                                                         ----------        -------------    -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        6,605,378            9,733,276      564,593,820
                                                         ----------        -------------    -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $8,174,688        $   9,567,370    $ 562,533,498
                                                         ==========        =============    =============


                                                       EQ/Alliance      EQ/Alliance Intermediate    EQ/Alliance     EQ/Alliance
                                                    Growth and Income     Government Securities    International   Premier Growth
                                                   ------------------- -------------------------- --------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................     $ 17,710,813          $   4,990,001          $12,899,456    $         --
 Expenses:
  Asset-based charges ............................       13,872,562              2,068,267            7,996,083       2,040,999
  Less: Reduction for expense limitation .........               --                 (8,610)                  --              --
                                                       ------------          -------------          -----------    ------------
  Net Expenses ...................................       13,872,562              2,059,657            7,996,083       2,040,999
                                                       ------------          -------------          -----------    ------------
Net Investment Income (Loss) .....................        3,838,251              2,930,344            4,903,373      (2,040,999)
                                                       ------------          -------------          -----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        9,732,869               (845,895)          30,567,297      (7,039,403)
  Realized gain distribution from The Trusts .....               --                  7,921                   --              --
                                                       ------------          -------------          -----------    ------------
 Net realized gain (loss) ........................        9,732,869               (837,974)          30,567,297      (7,039,403)
                                                       ------------          -------------          -----------    ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       99,980,875               (709,220)          62,019,575      19,374,847
                                                       ------------          -------------          -----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      109,713,744             (1,547,194)          92,586,872      12,335,444
                                                       ------------          -------------          -----------    ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................     $113,551,995          $   1,383,150          $97,490,245    $ 10,294,445
                                                       ============          =============          ===========    ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                     EQ/Alliance    EQ/Alliance Small      EQ/Bernstein
                                                     Quality Bond       Cap Growth      Diversified Value
                                                   --------------- ------------------- -------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................  $   6,616,611     $         --         $ 4,106,701
 Expenses:
  Asset-based charges ............................      2,181,130        4,373,060           3,767,201
  Less: Reduction for expense limitation .........             --               --                  --
                                                    -------------     ------------         -----------
  Net Expenses ...................................      2,181,130        4,373,060           3,767,201
                                                    -------------     ------------         -----------
Net Investment Income (Loss) .....................      4,435,481       (4,373,060)            339,500
                                                    -------------     ------------         -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      1,500,202        3,691,532           6,819,864
  Realized gain distribution from The Trusts .....        432,123               --           2,113,307
                                                    -------------     ------------         -----------
 Net realized gain (loss) ........................      1,932,325        3,691,532           8,933,171
                                                    -------------     ------------         -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................     (2,043,473)      41,362,734          25,144,771
                                                    -------------     ------------         -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (111,148)      45,054,266          34,077,942
                                                    -------------     ------------         -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................  $   4,324,333     $ 40,681,206         $34,417,442
                                                    =============     ============         ===========


                                                         EQ/Calvert           EQ/Capital           EQ/Capital
                                                    Socially Responsible   Guardian Growth   Guardian International
                                                   ---------------------- ----------------- ------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $        --           $  24,826            $  554,989
 Expenses:
  Asset-based charges ............................          119,126              54,409               401,197
  Less: Reduction for expense limitation .........               --                  --                    --
                                                        -----------           ---------            ----------
  Net Expenses ...................................          119,126              54,409               401,197
                                                        -----------           ---------            ----------
Net Investment Income (Loss) .....................         (119,126)            (29,583)              153,792
                                                        -----------           ---------            ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............          970,358             217,467             2,015,646
  Realized gain distribution from The Trusts .....               --                  --                    --
                                                        -----------           ---------            ----------
 Net realized gain (loss) ........................          970,358             217,467             2,015,646
                                                        -----------           ---------            ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................         (518,656)             11,531             2,320,866
                                                        -----------           ---------            ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................          451,702             228,998             4,336,512
                                                        -----------           ---------            ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $   332,576           $ 199,415            $4,490,304
                                                        ===========           =========            ==========


                                                       EQ/Capital
                                                    Guardian Research
                                                   ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $    937,107
 Expenses:
  Asset-based charges ............................       1,972,021
  Less: Reduction for expense limitation .........              --
                                                      ------------
  Net Expenses ...................................       1,972,021
                                                      ------------
Net Investment Income (Loss) .....................      (1,034,914)
                                                      ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............       5,979,692
  Realized gain distribution from The Trusts .....              --
                                                      ------------
 Net realized gain (loss) ........................       5,979,692
                                                      ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       8,726,489
                                                      ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................      14,706,181
                                                      ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ 13,671,267
                                                      ============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                         EQ/Capital          EQ/Emerging    EQ/Enterprise
                                                    Guardian U.S. Equity   Markets Equity     Equity (a)
                                                   ---------------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $  467,851         $    822,742       $    --
 Expenses:
  Asset-based charges ............................        1,171,507            1,531,574           790
  Less: Reduction for expense limitation .........               --                   --            --
                                                         ----------         ------------       -------
  Net Expenses ...................................        1,171,507            1,531,574           790
                                                         ----------         ------------       -------
Net Investment Income (Loss) .....................         (703,656)            (708,832)         (790)
                                                         ----------         ------------       -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        5,582,927           26,788,681         7,151
  Realized gain distribution from The Trusts .....               --                   --            --
                                                         ----------         ------------       -------
 Net realized gain (loss) ........................        5,582,927           26,788,681         7,151
                                                         ----------         ------------       -------
 Change in unrealized appreciation
  (depreciation) of investments ..................        2,242,551           (1,598,152)        6,450
                                                         ----------         ------------       -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        7,825,478           25,190,529        13,601
                                                         ----------         ------------       -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $7,121,822         $ 24,481,697       $12,811
                                                         ==========         ============       =======


                                                                                                                EQ/Enterprise
                                                      EQ/Enterprise     EQ/Enterprise       EQ/Enterprise       Small Company
                                                    Equity Income (a)     Growth (a)    Growth and Income (a)    Growth (a)
                                                   ------------------- --------------- ----------------------- --------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................       $36,373           $  121               $1,153            $    --
 Expenses:
  Asset-based charges ............................         4,337              178                  284                543
  Less: Reduction for expense limitation .........            --               --                   --                 --
                                                         -------           ------               ------            -------
  Net Expenses ...................................         4,337              178                  284                543
                                                         -------           ------               ------            -------
Net Investment Income (Loss) .....................        32,036              (57)                 869               (543)
                                                         -------           ------               ------            -------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............         6,161              106                2,620              7,610
  Realized gain distribution from The Trusts .....            --               --                   --                 --
                                                         -------           ------               ------            -------
 Net realized gain (loss) ........................         6,161              106                2,620              7,610
                                                         -------           ------               ------            -------
 Change in unrealized appreciation
  (depreciation) of investments ..................        42,357            2,857                3,411              7,660
                                                         -------           ------               ------            -------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................        48,518            2,963                6,031             15,270
                                                         -------           ------               ------            -------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................       $80,554           $2,906               $6,900            $14,727
                                                         =======           ======               ======            =======

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                    EQ/Enterprise
                                                    Small Company
                                                      Value (a)     EQ/Equity 500 Index   EQ/Evergreen Omega
                                                   --------------- --------------------- --------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $  4,470         $ 16,622,516           $   67,296
 Expenses:
  Asset-based charges ............................       4,995           13,181,909              246,588
  Less: Reduction for expense limitation .........          --                   --                   --
                                                      --------         ------------           ----------
  Net Expenses ...................................       4,995           13,181,909              246,588
                                                      --------         ------------           ----------
Net Investment Income (Loss) .....................        (525)           3,440,607             (179,292)
                                                      --------         ------------           ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      24,283           (2,609,997)           1,456,912
  Realized gain distribution from The Trusts .....      89,662                   --                   --
                                                      --------         ------------           ----------
 Net realized gain (loss) ........................     113,945           (2,609,997)           1,456,912
                                                      --------         ------------           ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................      74,364           86,285,985              (62,067)
                                                      --------         ------------           ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................     188,309           83,675,988            1,394,845
                                                      --------         ------------           ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $187,784         $ 87,116,595           $1,215,553
                                                      ========         ============           ==========


                                                                           EQ/FI          EQ/J.P. Morgan   EQ/Janus Large
                                                    EQ/FI Mid Cap   Small/Mid Cap Value      Core Bond       Cap Growth
                                                   --------------- --------------------- ---------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................   $ 4,570,900        $ 8,583,578         $2,727,716     $     151,151
 Expenses:
  Asset-based charges ............................     2,333,474          4,267,751            742,594           767,102
  Less: Reduction for expense limitation .........            --                 --                 --                --
                                                     -----------        -----------         ----------     -------------
  Net Expenses ...................................     2,333,474          4,267,751            742,594           767,102
                                                     -----------        -----------         ----------     -------------
Net Investment Income (Loss) .....................     2,237,426          4,315,827          1,985,122          (615,951)
                                                     -----------        -----------         ----------     -------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............     8,587,700          5,917,187             70,729        (1,120,680)
  Realized gain distribution from The Trusts .....     8,127,744         22,497,518            170,244                --
                                                     -----------        -----------         ----------     -------------
 Net realized gain (loss) ........................    16,715,444         28,414,705            240,973        (1,120,680)
                                                     -----------        -----------         ----------     -------------
 Change in unrealized appreciation
  (depreciation) of investments ..................     8,333,574         19,300,498           (584,911)        7,865,187
                                                     -----------        -----------         ----------     -------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................    25,049,018         47,715,203           (343,938)        6,744,507
                                                     -----------        -----------         ----------     -------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................   $27,286,444        $52,031,030         $1,641,184     $   6,128,556
                                                     ===========        ===========         ==========     =============

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                        EQ/JP Morgan         EQ/Lazard
                                                    Value Opportunities   Small Cap Value   EQ/Marsico Focus
                                                   --------------------- ----------------- ------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $  791,529         $  7,203,251       $         --
 Expenses:
  Asset-based charges ............................         808,583            1,417,816          2,050,619
  Less: Reduction for expense limitation .........              --                   --                 --
                                                        ----------         ------------       ------------
  Net Expenses ...................................         808,583            1,417,816          2,050,619
                                                        ----------         ------------       ------------
Net Investment Income (Loss) .....................         (17,054)           5,785,435         (2,050,619)
                                                        ----------         ------------       ------------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        (211,902)          11,539,795          8,572,041
  Realized gain distribution from The Trusts .....              --            6,496,313                 --
                                                        ----------         ------------       ------------
 Net realized gain (loss) ........................        (211,902)          18,036,108          8,572,041
                                                        ----------         ------------       ------------
 Change in unrealized appreciation
  (depreciation) of investments ..................       5,769,240           (6,355,072)         7,031,748
                                                        ----------         ------------       ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       5,557,338           11,681,036         15,603,789
                                                        ----------         ------------       ------------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $5,540,284         $ 17,466,471       $ 13,553,170
                                                        ==========         ============       ============


                                                        EQ/Mercury            EQ/Mercury        EQ/MFS Emerging       EQ/MFS
                                                    Basic Value Equity   International Value   Growth Companies   Investors Trust
                                                   -------------------- --------------------- ------------------ ----------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................      $ 6,829,444          $ 2,038,039        $           --      $   94,138
 Expenses:
  Asset-based charges ............................        4,116,208            1,567,132             4,686,242         215,576
  Less: Reduction for expense limitation .........               --                   --                    --              --
                                                        -----------          -----------        --------------      ----------
  Net Expenses ...................................        4,116,208            1,567,133             4,686,242         215,576
                                                        -----------          -----------        --------------      ----------
Net Investment Income (Loss) .....................        2,713,236              470,907            (4,686,242)       (121,438)
                                                        -----------          -----------        --------------      ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............        6,968,169            3,060,937           (31,051,084)         83,871
  Realized gain distribution from The Trusts .....        9,706,039                   --                    --              --
                                                        -----------          -----------        --------------      ----------
 Net realized gain (loss) ........................       16,674,208            3,060,937           (31,051,084)         83,871
                                                        -----------          -----------        --------------      ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................        8,998,222           20,446,459            72,782,725       1,597,995
                                                        -----------          -----------        --------------      ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       25,672,430           23,507,396            41,731,641       1,681,866
                                                        -----------          -----------        --------------      ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................      $28,385,666          $23,978,303        $   37,045,399      $1,560,428
                                                        ===========          ===========        ==============      ==========

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2004


                                                                         EQ/Small
                                                    EQ/Money Market   Company Index
                                                   ----------------- ---------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................    $1,238,074       $ 1,696,918
 Expenses:
  Asset-based charges ............................     1,651,112           792,518
  Less: Reduction for expense limitation .........       (77,313)               --
                                                      ----------       -----------
  Net Expenses ...................................     1,573,799           792,518
                                                      ----------       -----------
Net Investment Income (Loss) .....................      (335,725)          904,400
                                                      ----------       -----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............      (399,964)        4,507,839
  Realized gain distribution from The Trusts .....            --         1,214,055
                                                      ----------       -----------
 Net realized gain (loss) ........................      (399,964)        5,721,894
                                                      ----------       -----------
 Change in unrealized appreciation
  (depreciation) of investments ..................       366,224         3,391,573
                                                      ----------       -----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................       (33,740)        9,113,467
                                                      ----------       -----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................    $ (369,465)      $10,017,867
                                                      ==========       ===========


                                                          Laudus Rosenberg
                                                    VIT Value Long/Short Equity   U.S. Real Estate -- Class II
                                                   ----------------------------- -----------------------------
Income and Expenses:
 Investment Income:
  Dividends from The Trusts ......................           $      --                     $  296,478
 Expenses:
  Asset-based charges ............................              30,970                        238,185
  Less: Reduction for expense limitation .........                  --                             --
                                                             ---------                     ----------
  Net Expenses ...................................              30,970                        238,185
                                                             ---------                     ----------
Net Investment Income (Loss) .....................             (30,970)                        58,293
                                                             ---------                     ----------
Realized and Unrealized Gain (Loss) on
 Investments:
  Realized gain (loss) on investments ............               7,957                      2,515,242
  Realized gain distribution from The Trusts .....                  --                        218,278
                                                             ---------                     ----------
 Net realized gain (loss) ........................               7,957                      2,733,520
                                                             ---------                     ----------
 Change in unrealized appreciation
  (depreciation) of investments ..................              18,472                      4,433,879
                                                             ---------                     ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .....................................              26,429                      7,167,399
                                                             ---------                     ----------
Net Increase (Decrease) in Net Assets
 Resulting from Operations .......................           $  (4,541)                    $7,225,692
                                                             =========                     ==========

-------
(a) Commenced operations on October 25, 2004.
The accompanying notes are an integral part of these financial statements.



                                     FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Aggressive
                                                              Allocation (b)
                                                      -------------------------------
                                                           2004            2003
                                                      -------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $   47,144     $      673
 Net realized gain (loss) on investments ............       15,371          2,632
 Change in unrealized appreciation (depreciation)
  of investments ....................................      657,028         13,872
                                                        ----------     ----------
 Net increase (decrease) in net assets from
  operations ........................................      719,543         17,177
                                                        ----------     ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    4,028,778        113,663
  Transfers between funds including guaranteed
   interest account, net ............................    3,944,320        891,231
  Transfers for contract benefit and
   terminations .....................................     (590,483)       (18,403)
  Contract maintenance charges ......................       (3,189)            --
  Adjustments to net assets allocated to
   contracts in payout period .......................           --             --
                                                        ----------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ........................    7,379,426        986,491
                                                        ----------     ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................       18,440            744
                                                        ----------     ----------
Increase (Decrease) in Net Assets ...................    8,117,409      1,004,412
Net Assets -- Beginning of Period ...................    1,004,412             --
                                                        ----------     ----------
Net Assets -- End of Period .........................   $9,121,821     $1,004,412
                                                        ==========     ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................           --             --
Units Redeemed ......................................           --             --
                                                        ----------     ----------
Net Increase (Decrease) .............................           --             --
                                                        ----------     ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           96             11
Units Redeemed ......................................          (30)            (2)
                                                        ----------      ---------
Net Increase (Decrease) .............................           66              9
                                                        ----------     ----------


                                                           AXA Conservative          AXA Conservative-Plus
                                                            Allocation (b)              Allocation (b)
                                                      -------------------------- -----------------------------
                                                           2004          2003         2004           2003
                                                      -------------- ----------- -------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $  143,019    $   9,678    $  120,823     $  9,858
 Net realized gain (loss) on investments ............       60,388          354        37,488        3,896
 Change in unrealized appreciation (depreciation)
  of investments ....................................       62,737       (1,301)      224,319        3,477
                                                        ----------    ---------    ----------     --------
 Net increase (decrease) in net assets from
  operations ........................................      266,144        8,731       382,630       17,231
                                                        ----------    ---------    ----------     --------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    3,438,149      225,670     4,459,191      333,755
  Transfers between funds including guaranteed
   interest account, net ............................    3,877,419      716,736     3,678,037      598,518
  Transfers for contract benefit and
   terminations .....................................     (376,692)     (11,171)     (510,536)     (83,682)
  Contract maintenance charges ......................       (1,162)          --        (2,137)          --
  Adjustments to net assets allocated to
   contracts in payout period .......................           --           --            --           --
                                                        ----------    ---------    ----------     --------
Net increase (decrease) in net assets from
 contractowners transactions ........................    6,937,714      931,235     7,624,555      848,591
                                                        ----------    ---------    ----------     --------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................       27,197          877        21,210        1,157
                                                        ----------    ---------    ----------     --------
Increase (Decrease) in Net Assets ...................    7,231,055      940,843     8,028,395      866,979
Net Assets -- Beginning of Period ...................      940,843           --       866,979           --
                                                        ----------    ---------    ----------     --------
Net Assets -- End of Period .........................   $8,171,898    $ 940,843    $8,895,374     $866,979
                                                        ==========    =========    ==========     ========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................           --           --            --           --
Units Redeemed ......................................           --           --            --           --
                                                        ----------    ---------    ----------     --------
Net Increase (Decrease) .............................           --           --            --           --
                                                        ----------    ---------    ----------     --------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................          111            8            96           11
Units Redeemed ......................................          (44)          --           (25)          (2)
                                                        ----------    ---------    ----------     --------
Net Increase (Decrease) .............................           67            8            71            9
                                                        ----------    ---------    ----------     --------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                             AXA Moderate Allocation
                                                      -------------------------------------
                                                             2004               2003
                                                      ------------------ ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $   33,427,757     $   20,213,573
 Net realized gain (loss) on investments ............        7,046,530        (20,588,743)
 Change in unrealized appreciation (depreciation)
  of investments ....................................       90,577,585        266,304,304
                                                        --------------     --------------
 Net increase (decrease) in net assets from
  operations ........................................      131,051,872        265,929,134
                                                        --------------     --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      103,508,519         86,523,210
  Transfers between funds including guaranteed
   interest account, net ............................      (25,987,008)       (47,821,925)
  Transfers for contract benefit and
   terminations .....................................     (185,017,490)      (176,060,370)
  Contract maintenance charges ......................       (1,261,540)        (1,425,061)
  Adjustments to net assets allocated to
   contracts in payout period .......................         (368,897)          (860,199)
                                                        --------------     --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     (109,126,416)      (139,644,345)
                                                        --------------     --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        2,525,263            593,305
                                                        --------------     --------------
Increase (Decrease) in Net Assets ...................       24,450,719        126,878,094
Net Assets -- Beginning of Period ...................    1,697,477,331      1,570,599,237
                                                        --------------     --------------
Net Assets -- End of Period .........................   $1,721,928,050     $1,697,477,331
                                                        ==============     ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            2,393              2,690
Units Redeemed ......................................           (4,002)            (4,943)
                                                        --------------     --------------
Net Increase (Decrease) .............................           (1,609)            (2,253)
                                                        --------------     --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................              195                163
Units Redeemed ......................................             (112)              (156)
                                                        --------------     --------------
Net Increase (Decrease) .............................               83                  7
                                                        --------------     --------------


                                                       AXA Moderate-Plus Allocation            AXA Premier VIP
                                                                   (b)                        Aggressive Equity
                                                      ------------------------------ ------------------------------------
                                                            2004           2003             2004               2003
                                                      --------------- -------------- ------------------ -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    367,855     $    9,882     $  (11,256,234)   $  (12,499,322)
 Net realized gain (loss) on investments ............       118,572          1,113        (54,857,961)      (85,605,822)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     1,891,153         59,600        180,034,854       401,716,748
                                                       ------------     ----------     --------------    --------------
 Net increase (decrease) in net assets from
  operations ........................................     2,377,580         70,595        113,920,659       303,611,604
                                                       ------------     ----------     --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    14,944,260        274,353         54,005,300        57,761,900
  Transfers between funds including guaranteed
   interest account, net ............................    14,662,364      2,079,067        (43,311,312)      (40,801,266)
  Transfers for contract benefit and
   terminations .....................................    (1,385,210)       (35,374)      (117,210,800)     (101,844,387)
  Contract maintenance charges ......................       (10,325)            --         (1,075,927)       (1,237,611)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --             --            (99,655)         (338,514)
                                                       ------------     ----------     --------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    28,211,089      2,318,046       (107,692,394)      (86,459,878)
                                                       ------------     ----------     --------------    --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        20,657          1,843         (1,330,662)        1,321,848
                                                       ------------     ----------     --------------    --------------
Increase (Decrease) in Net Assets ...................    30,609,326      2,390,484          4,897,603       218,473,574
Net Assets -- Beginning of Period ...................     2,390,484             --      1,110,001,090       891,527,517
                                                       ------------     ----------     --------------    --------------
Net Assets -- End of Period .........................  $ 32,999,810     $2,390,484     $1,114,898,693    $1,110,001,091
                                                       ============     ==========     ==============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --             --              1,421             1,695
Units Redeemed ......................................            --             --             (2,891)           (3,145)
                                                       ------------     ----------     --------------    --------------
Net Increase (Decrease) .............................            --             --             (1,470)           (1,450)
                                                       ------------     ----------     --------------    --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           295             23                 65                76
Units Redeemed ......................................           (41)            --                (47)              (48)
                                                       ------------     ----------     --------------    --------------
Net Increase (Decrease) .............................           254             23                 18                28
                                                       ------------     ----------     --------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Premier VIP                  AXA Premier VIP
                                                                 Core Bond                       Health Care
                                                      -------------------------------- -------------------------------
                                                            2004            2003             2004            2003
                                                      --------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  1,198,948    $    1,230,972   $    853,170    $     54,898
 Net realized gain (loss) on investments ............       570,239         1,753,864      4,368,609         418,671
 Change in unrealized appreciation (depreciation)
  of investments ....................................      (197,252)       (1,550,158)    (1,654,323)      4,559,733
                                                       ------------    --------------   ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     1,571,935         1,434,678      3,567,456       5,033,302
                                                       ------------    --------------   ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    13,069,129        12,172,555      7,851,512       4,273,952
  Transfers between funds including guaranteed
   interest account, net ............................       180,379         2,807,063      4,571,964       6,522,465
  Transfers for contract benefit and
   terminations .....................................    (5,256,852)       (5,408,394)    (3,570,635)     (1,306,009)
  Contract maintenance charges ......................       (50,234)          (35,704)       (26,648)        (16,003)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --                --             --              --
                                                       ------------    --------------   ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     7,942,422         9,535,520      8,826,193       9,474,405
                                                       ------------    --------------   ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        13,023       (27,167,948)    (5,562,298)         27,761
                                                       ------------    --------------   ------------    ------------
Increase (Decrease) in Net Assets ...................     9,527,380       (16,197,750)     6,831,351      14,535,468
Net Assets -- Beginning of Period ...................    55,299,302        71,497,052     29,589,099      15,053,631
                                                       ------------    --------------   ------------    ------------
Net Assets -- End of Period .........................  $ 64,826,682    $   55,299,302   $ 36,420,450    $ 29,589,099
                                                       ============    ==============   ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --                --             --              --
Units Redeemed ......................................            --                --             --              --
                                                       ------------    --------------   ------------    ------------
Net Increase (Decrease) .............................            --                --             --              --
                                                       ------------    --------------   ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           207               300            321             208
Units Redeemed ......................................          (136)             (212)          (237)           (103)
                                                       ------------    --------------   ------------    ------------
Net Increase (Decrease) .............................            71                88             84             105
                                                       ------------    --------------   ------------    ------------


                                                               AXA Premier VIP                  AXA Premier VIP
                                                                 High Yield                  International Equity
                                                      --------------------------------- -------------------------------
                                                            2004             2003             2004            2003
                                                      ---------------- ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   8,455,260    $   5,767,833    $    405,367     $   (44,455)
 Net realized gain (loss) on investments ............       (585,058)     (11,506,771)      4,924,088         414,992
 Change in unrealized appreciation (depreciation)
  of investments ....................................      3,641,830       29,733,224       1,177,581       6,060,831
                                                       -------------    -------------    ------------     -----------
 Net increase (decrease) in net assets from
  operations ........................................     11,512,032       23,994,286       6,507,036       6,431,368
                                                       -------------    -------------    ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     22,607,349       16,176,871      11,812,162       5,250,966
  Transfers between funds including guaranteed
   interest account, net ............................      2,015,325       19,484,421       9,702,717       4,428,451
  Transfers for contract benefit and
   terminations .....................................    (18,521,153)     (16,039,742)     (2,365,889)       (920,519)
  Contract maintenance charges ......................       (127,095)        (118,816)        (28,382)        (12,104)
  Adjustments to net assets allocated to
   contracts in payout period .......................        (15,464)         (97,718)             --              --
                                                       -------------    -------------    ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ........................      5,958,962       19,405,016      19,120,608       8,746,794
                                                       -------------    -------------    ------------     -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................         24,925          101,808      (6,632,053)         30,725
                                                       -------------    -------------    ------------     -----------
Increase (Decrease) in Net Assets ...................     17,495,919       43,501,110      18,995,591      15,208,887
Net Assets -- Beginning of Period ...................    149,792,811      106,291,701      29,782,552      14,573,665
                                                       -------------    -------------    ------------     -----------
Net Assets -- End of Period .........................  $ 167,288,730    $ 149,792,811    $ 48,778,143     $29,782,552
                                                       =============    =============    ============     ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            544              808              --              --
Units Redeemed ......................................           (554)            (735)             --              --
                                                       -------------    -------------    ------------     -----------
Net Increase (Decrease) .............................            (10)              73              --              --
                                                       -------------    -------------    ------------     -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            203              232             314             205
Units Redeemed ......................................           (127)            (125)           (137)           (105)
                                                       -------------    -------------    ------------     -----------
Net Increase (Decrease) .............................             76              107             177             100
                                                       -------------    -------------    ------------     -----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Premier VIP                 AXA Premier VIP
                                                           Large Cap Core Equity             Large Cap Growth
                                                      ------------------------------- -------------------------------
                                                            2004            2003            2004            2003
                                                      --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    319,605     $  (134,026)   $   (408,701)   $   (256,878)
 Net realized gain (loss) on investments ............     1,251,249        (514,579)      2,608,424        (343,162)
 Change in unrealized appreciation (depreciation)
  of investments ....................................       417,755       4,956,000        (485,748)      6,954,084
                                                       ------------     -----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     1,988,609       4,307,395       1,713,975       6,354,044
                                                       ------------     -----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     2,415,988       2,691,767       6,031,705       4,432,602
  Transfers between funds including guaranteed
   interest account, net ............................       153,041       2,610,422       3,163,831       6,378,060
  Transfers for contract benefit and
   terminations .....................................    (1,604,572)      1,398,797      (3,631,113)     (1,595,634)
  Contract maintenance charges ......................       (14,574)         (9,248)        (26,940)        (15,978)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --              --              --
                                                       ------------     -----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................       949,883       3,894,144       5,537,483       9,199,050
                                                       ------------     -----------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        11,551          26,618           5,910          26,384
                                                       ------------     -----------    ------------    ------------
Increase (Decrease) in Net Assets ...................     2,950,043       8,228,157       7,257,368      15,579,478
Net Assets -- Beginning of Period ...................    22,354,173      14,126,016      33,589,222      18,009,744
                                                       ------------     -----------    ------------    ------------
Net Assets -- End of Period .........................  $ 25,304,216     $22,354,173    $ 40,846,590    $ 33,589,222
                                                       ============     ===========    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --              --              --
Units Redeemed ......................................            --              --              --              --
                                                       ------------     -----------    ------------    ------------
Net Increase (Decrease) .............................            --              --              --              --
                                                       ------------     -----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            54              85             244             237
Units Redeemed ......................................           (44)            (41)           (185)           (121)
                                                       ------------     -----------    ------------    ------------
Net Increase (Decrease) .............................            10              44              59             116
                                                       ------------     -----------    ------------    ------------


                                                              AXA Premier VIP                 AXA Premier VIP
                                                              Large Cap Value              Small/Mid Cap Growth
                                                      ------------------------------- -------------------------------
                                                            2004            2003            2004            2003
                                                      --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  1,552,992    $    317,198    $    275,577    $    186,598
 Net realized gain (loss) on investments ............     2,499,023         (18,660)      4,206,157      (1,030,761)
 Change in unrealized appreciation (depreciation)
  of investments ....................................        32,581       6,073,619       2,619,334      12,644,996
                                                       ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     4,084,596       6,372,157       7,101,068      11,800,833
                                                       ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     5,269,396       3,168,004      14,560,305       9,975,377
  Transfers between funds including guaranteed
   interest account, net ............................     3,861,061       3,147,531       4,635,448      14,032,432
  Transfers for contract benefit and
   terminations .....................................    (2,696,094)     (1,441,009)     (4,887,359)     (1,978,086)
  Contract maintenance charges ......................       (20,274)        (13,186)        (58,042)        (26,687)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     6,414,089       4,861,340      14,250,352      22,003,036
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................    (5,467,745)         25,620          13,290          23,145
                                                       ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...................     5,030,940      11,259,117      21,364,710      33,827,014
Net Assets -- Beginning of Period ...................    30,445,387      19,186,270      56,239,680      22,412,666
                                                       ------------    ------------    ------------    ------------
Net Assets -- End of Period .........................  $ 35,476,327    $ 30,445,387    $ 77,604,390    $ 56,239,680
                                                       ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --              --              --
Units Redeemed ......................................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           152             180             341             432
Units Redeemed ......................................           (92)           (127)           (180)           (140)
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            60              53             161             292
                                                       ------------    ------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              AXA Premier VIP                 AXA Premier VIP
                                                            Small/Mid Cap Value                Technology (c)
                                                      ------------------------------- --------------------------------
                                                            2004            2003            2004             2003
                                                      --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  1,569,310    $   (257,590)    $   (165,906)    $   567,346
 Net realized gain (loss) on investments ............     5,581,105      (1,310,239)      (1,556,574)      3,058,497
 Change in unrealized appreciation (depreciation)
  of investments ....................................     1,024,273      13,841,648       11,289,850       2,328,609
                                                       ------------    ------------     ------------     -----------
 Net increase (decrease) in net assets from
  operations ........................................     8,174,688      12,273,819        9,567,370       5,954,452
                                                       ------------    ------------     ------------     -----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    10,687,866       6,996,384        9,994,578       3,040,273
  Transfers between funds including guaranteed
   interest account, net ............................     8,611,231      10,438,870       80,430,711      13,718,945
  Transfers for contract benefit and
   terminations .....................................    (5,249,793)     (2,177,635)      (7,313,648)       (814,903)
  Contract maintenance charges ......................       (41,494)        (21,979)         (85,230)         (6,591)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --               --              --
                                                       ------------    ------------     ------------     -----------
Net increase (decrease) in net assets from
 contractowners transactions ........................    14,007,810      15,235,640       83,026,411      15,937,724
                                                       ------------    ------------     ------------     -----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................    (6,493,857)         23,837          182,004          23,483
                                                       ------------    ------------     ------------     -----------
Increase (Decrease) in Net Assets ...................    15,688,641      27,533,296       92,775,785      21,915,659
Net Assets -- Beginning of Period ...................    53,055,394      25,522,098       29,133,595       7,217,936
                                                       ------------    ------------     ------------     -----------
Net Assets -- End of Period .........................  $ 68,744,035    $ 53,055,394     $121,909,380     $29,133,595
                                                       ============    ============     ============     ===========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --               --              --
Units Redeemed ......................................            --              --               --              --
                                                       ------------    ------------     ------------     -----------
Net Increase (Decrease) .............................            --              --               --              --
                                                       ------------    ------------     ------------     -----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           270             272            1,781             995
Units Redeemed ......................................          (138)           (101)            (783)           (793)
                                                       ------------    ------------     ------------     -----------
Net Increase (Decrease) .............................           132             171              998             202
                                                       ------------    ------------     ------------     -----------


                                                                  EQ/Alliance
                                                                  Common Stock
                                                      ------------------------------------
                                                             2004               2003
                                                      ------------------ -----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $   (2,060,322)   $   20,533,904
 Net realized gain (loss) on investments ............      (83,699,344)     (285,014,574)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      648,293,164     1,777,857,612
                                                        --------------    --------------
 Net increase (decrease) in net assets from
  operations ........................................      562,533,498     1,513,376,942
                                                        --------------    --------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      217,189,554       177,718,703
  Transfers between funds including guaranteed
   interest account, net ............................      (83,225,214)      (49,794,691)
  Transfers for contract benefit and
   terminations .....................................     (487,216,447)     (376,523,856)
  Contract maintenance charges ......................       (3,201,566)       (3,463,860)
  Adjustments to net assets allocated to
   contracts in payout period .......................         (981,797)       (7,258,871)
                                                        --------------    --------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     (357,435,470)     (259,322,575)
                                                        --------------    --------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................          592,476         4,320,875
                                                        --------------    --------------
Increase (Decrease) in Net Assets ...................      205,690,506     1,258,375,242
Net Assets -- Beginning of Period ...................    4,587,262,662     3,328,887,420
                                                        --------------    --------------
Net Assets -- End of Period .........................   $4,792,953,168    $4,587,262,662
                                                        ==============    ==============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            1,741             2,423
Units Redeemed ......................................           (3,115)           (3,705)
                                                        --------------    --------------
Net Increase (Decrease) .............................           (1,374)           (1,282)
                                                        --------------    --------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................              532               469
Units Redeemed ......................................             (309)             (288)
                                                        --------------    --------------
Net Increase (Decrease) .............................              223               181
                                                        --------------    --------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                                      EQ/Alliance
                                                                 EQ/Alliance                         Intermediate
                                                              Growth and Income                  Government Securities
                                                    ------------------------------------- -----------------------------------
                                                           2004               2003              2004              2003
                                                    ------------------ ------------------ ---------------- ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .....................   $    3,838,251     $      165,723    $   2,930,344     $  4,724,537
 Net realized gain (loss) on investments ..........        9,732,869        (37,977,943)        (837,974)       1,521,251
 Change in unrealized appreciation (depreciation)
  of investments ..................................       99,980,875        271,830,900         (709,220)      (4,298,353)
                                                      --------------     --------------    -------------     ------------
 Net increase (decrease) in net assets from
  operations ......................................      113,551,995        234,018,680        1,383,150        1,947,435
                                                      --------------     --------------    -------------     ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...........       93,095,844         81,313,450       19,350,684       27,134,424
  Transfers between funds including guaranteed
   interest account, net ..........................       (5,649,020)       (22,624,020)     (21,493,981)     (24,621,610)
  Transfers for contract benefit and
   terminations ...................................     (116,288,669)       (96,884,768)     (21,719,853)     (24,904,850)
  Contract maintenance charges ....................         (880,739)          (905,627)        (140,810)        (147,584)
  Adjustments to net assets allocated to
   contracts in payout period .....................         (555,822)        (1,155,838)          17,533          (28,803)
                                                      --------------     --------------    -------------     ------------
Net increase (decrease) in net assets from
 contractowners transactions ......................      (30,278,406)       (40,256,803)     (23,986,427)     (22,568,423)
                                                      --------------     --------------    -------------     ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ..................          590,569          1,173,515           49,382           93,624
                                                      --------------     --------------    -------------     ------------
Increase (Decrease) in Net Assets .................       83,864,158        194,935,392      (22,553,895)     (20,527,364)
Net Assets -- Beginning of Period .................    1,039,423,247        844,487,855      178,093,456      198,620,820
                                                      --------------     --------------    -------------     ------------
Net Assets -- End of Period .......................   $1,123,287,405     $1,039,423,247    $ 155,539,561     $178,093,456
                                                      ==============     ==============    =============     ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ......................................              554                683              161              366
Units Redeemed ....................................             (704)              (889)            (323)            (507)
                                                      --------------     --------------    -------------     ------------
Net Increase (Decrease) ...........................             (150)              (207)            (162)            (141)
                                                      --------------     --------------    -------------     ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ......................................              216                192               65              134
Units Redeemed ....................................             (129)              (151)            (103)            (142)
                                                      --------------     --------------    -------------     ------------
Net Increase (Decrease) ...........................               87                 41              (38)              (8)
                                                      --------------     --------------    -------------     -------------


                                                               EQ/Alliance                       EQ/Alliance
                                                            International (a)                  Premier Growth
                                                    --------------------------------- ---------------------------------
                                                          2004             2003             2004             2003
                                                    ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .....................  $   4,903,373    $   3,352,239    $  (2,040,999)   $  (2,010,811)
 Net realized gain (loss) on investments ..........     30,567,297        7,370,324       (7,039,403)     (21,868,256)
 Change in unrealized appreciation (depreciation)
  of investments ..................................     62,019,575      141,990,979       19,374,847       54,357,331
                                                     -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ......................................     97,490,245      152,713,542       10,294,445       30,478,264
                                                     -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...........     47,708,395       41,364,808       14,639,565       16,920,623
  Transfers between funds including guaranteed
   interest account, net ..........................     (8,486,069)     (17,832,601)     (18,550,385)     (12,947,076)
  Transfers for contract benefit and
   terminations ...................................    (66,908,113)     (59,555,946)     (14,987,450)     (14,900,127)
  Contract maintenance charges ....................       (564,542)        (596,810)        (200,586)        (232,841)
  Adjustments to net assets allocated to
   contracts in payout period .....................       (196,906)        (274,374)              --               --
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ......................    (28,447,235)     (36,894,923)     (19,098,856)     (11,159,421)
                                                     -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ..................        244,087          290,697           29,167           27,571
                                                     -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets .................     69,287,097      116,109,316       (8,775,244)      19,346,414
Net Assets -- Beginning of Period .................    600,877,329      484,768,013      167,566,067      148,219,653
                                                     -------------    -------------    -------------    -------------
Net Assets -- End of Period .......................  $ 670,164,426    $ 600,877,329    $ 158,790,823    $ 167,566,067
                                                     =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ......................................            788            1,007               --               --
Units Redeemed ....................................         (1,071)          (1,478)              --               --
                                                     -------------    -------------    -------------    -------------
Net Increase (Decrease) ...........................           (283)            (471)              --               --
                                                     -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ......................................            164              239              346              502
Units Redeemed ....................................           (122)            (185)            (676)            (719)
                                                     -------------    -------------    -------------    -------------
Net Increase (Decrease) ...........................             42               54              330             (217)
                                                     -------------    -------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                 EQ/Alliance                       EQ/Alliance
                                                                Quality Bond                    Small Cap Growth
                                                      --------------------------------- ---------------------------------
                                                            2004             2003             2004             2003
                                                      ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   4,435,481    $   2,382,514    $  (4,373,060)   $  (3,563,813)
 Net realized gain (loss) on investments ............      1,932,325        2,932,212        3,691,532      (22,140,560)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     (2,043,473)        (833,280)      41,362,734      118,188,788
                                                       -------------    -------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................      4,324,333        4,481,446       40,681,206       92,484,415
                                                       -------------    -------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     19,302,389       20,867,412       37,321,983       34,731,063
  Transfers between funds including guaranteed
   interest account, net ............................    (13,346,713)     (18,328,802)     (11,718,617)      (2,444,737)
  Transfers for contract benefit and
   terminations .....................................    (22,847,589)     (24,900,008)     (34,820,990)     (26,827,788)
  Contract maintenance charges ......................       (143,510)        (153,249)        (365,041)        (351,131)
  Adjustments to net assets allocated to
   contracts in payout period .......................          5,852          (31,021)        (263,199)        (274,951)
                                                       -------------    -------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (17,029,571)     (22,545,668)      (9,845,864)       4,832,456
                                                       -------------    -------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        (30,080)          76,816          284,397          287,254
                                                       -------------    -------------    -------------    -------------
Increase (Decrease) in Net Assets ...................    (12,735,318)     (17,987,406)      31,119,739       97,604,125
Net Assets -- Beginning of Period ...................    179,481,348      197,468,754      332,053,197      234,449,072
                                                       -------------    -------------    -------------    -------------
Net Assets -- End of Period .........................  $ 166,746,030    $ 179,481,348    $ 363,172,936    $ 332,053,197
                                                       =============    =============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            262              419              541              798
Units Redeemed ......................................           (356)            (545)            (621)            (790)
                                                       -------------    -------------    -------------    -------------
Net Increase (Decrease) .............................            (94)            (126)             (80)               8
                                                       -------------    -------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................             55               82              117              171
Units Redeemed ......................................            (68)            (100)            (107)            (131)
                                                       -------------    -------------    -------------    -------------
Net Increase (Decrease) .............................            (13)             (18)              10               40
                                                       -------------    -------------    -------------    -------------


                                                                                             EQ/Calvert Socially
                                                       EQ/Bernstein Diversified Value            Responsible
                                                      --------------------------------- -----------------------------
                                                            2004             2003             2004           2003
                                                      ---------------- ---------------- --------------- -------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $     339,500    $     179,786     $  (119,126)   $  (73,040)
 Net realized gain (loss) on investments ............      8,933,171       (6,130,604)        970,358      (238,314)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     25,144,771       59,043,729        (518,656)    2,035,113
                                                       -------------    -------------     -----------    ----------
 Net increase (decrease) in net assets from
  operations ........................................     34,417,442       53,092,911         332,576     1,723,759
                                                       -------------    -------------     -----------    ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     44,675,156       32,785,628       2,998,325     1,986,425
  Transfers between funds including guaranteed
   interest account, net ............................     21,595,486       13,078,980         185,499       757,831
  Transfers for contract benefit and
   terminations .....................................    (30,426,984)     (23,217,477)       (515,628)     (276,895)
  Contract maintenance charges ......................       (233,325)        (182,128)        (18,522)      (13,893)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --              --            --
                                                       -------------    -------------     -----------    ----------
Net increase (decrease) in net assets from
 contractowners transactions ........................     35,610,333       22,465,003       2,649,674     2,453,468
                                                       -------------    -------------     -----------    ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................         23,070           29,054          10,059         5,226
                                                       -------------    -------------     -----------    ----------
Increase (Decrease) in Net Assets ...................     70,050,845       75,586,968       2,992,309     4,182,453
Net Assets -- Beginning of Period ...................    262,254,227      186,667,259       9,417,154     5,234,701
                                                       -------------    -------------     -----------    ----------
Net Assets -- End of Period .........................  $ 332,305,072    $ 262,254,227     $12,409,463    $9,417,154
                                                       =============    =============     ===========    ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --               --              --            --
Units Redeemed ......................................             --               --              --            --
                                                       -------------    -------------     -----------    ----------
Net Increase (Decrease) .............................             --               --              --            --
                                                       -------------    -------------     -----------    ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            840              838              96            63
Units Redeemed ......................................           (506)            (596)            (64)          (28)
                                                       -------------    -------------     -----------    ----------
Net Increase (Decrease) .............................            334              242              32            35
                                                       -------------    -------------     -----------    ----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                                                          EQ/Capital Guardian
                                                       EQ/Capital Guardian Growth            International
                                                      ----------------------------- -------------------------------
                                                           2004           2003            2004            2003
                                                      -------------- -------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $  (29,583)    $  (33,507)   $    153,792    $     45,201
 Net realized gain (loss) on investments ............      217,467         45,259       2,015,646         296,579
 Change in unrealized appreciation (depreciation)
  of investments ....................................       11,531        618,396       2,320,866       3,195,015
                                                        ----------     ----------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................      199,415        630,148       4,490,304       3,536,795
                                                        ----------     ----------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............      986,844      1,083,884      13,916,887       5,147,658
  Transfers between funds including guaranteed
   interest account, net ............................      (83,834)       902,820       7,075,849       7,498,587
  Transfers for contract benefit and
   terminations .....................................     (288,309)      (317,133)     (1,921,387)     (1,004,041)
  Contract maintenance charges ......................       (5,608)        (2,850)        (26,172)         (7,863)
  Adjustments to net assets allocated to
   contracts in payout period .......................           --             --              --              --
                                                        ----------     ----------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      609,093      1,666,721      19,045,177      11,634,341
                                                        ----------     ----------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................       25,918        644,856          19,793          21,818
                                                        ----------     ----------    ------------    ------------
Increase (Decrease) in Net Assets ...................      834,426      2,323,329      23,555,274      15,192,954
Net Assets -- Beginning of Period ...................    4,069,190      1,745,861      20,829,503       5,636,549
                                                        ----------     ----------    ------------    ------------
Net Assets -- End of Period .........................   $4,903,616     $4,069,190    $ 44,384,777    $ 20,829,503
                                                        ==========     ==========    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................           --             --              --              --
Units Redeemed ......................................           --             --              --              --
                                                        ----------     ----------    ------------    ------------
Net Increase (Decrease) .............................           --             --              --              --
                                                        ----------     ----------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           26             54             286             198
Units Redeemed ......................................          (19)           (24)            (80)            (50)
                                                        ----------     ----------    ------------    ------------
Net Increase (Decrease) .............................            7             30             206             148
                                                        ----------     ----------    ------------    ------------


                                                        EQ/Capital Guardian Research    EQ/Capital Guardian U.S. Equity
                                                      --------------------------------- -------------------------------
                                                            2004             2003             2004            2003
                                                      ---------------- ---------------- ---------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  (1,034,914)   $  (1,145,789)   $    (703,656)   $   (499,278)
 Net realized gain (loss) on investments ............      5,979,692         (146,579)       5,582,927       2,144,974
 Change in unrealized appreciation (depreciation)
  of investments ....................................      8,726,489       35,404,063        2,242,551      14,446,538
                                                       -------------    -------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     13,671,267       34,111,695        7,121,822      16,092,234
                                                       -------------    -------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     13,432,765       13,268,474       19,594,588      11,573,511
  Transfers between funds including guaranteed
   interest account, net ............................     (2,197,018)        (717,205)       9,414,653      19,122,772
  Transfers for contract benefit and
   terminations .....................................    (17,252,612)     (13,166,687)     (10,309,134)     (5,067,391)
  Contract maintenance charges ......................       (140,697)        (151,851)         (60,318)        (37,417)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --               --              --
                                                       -------------    -------------    -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     (6,157,562)        (767,269)      18,639,789      25,591,475
                                                       -------------    -------------    -------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................         40,355           34,509           21,007          26,638
                                                       -------------    -------------    -------------    ------------
Increase (Decrease) in Net Assets ...................      7,554,060       33,378,935       25,782,618      41,710,347
Net Assets -- Beginning of Period ...................    149,339,201      115,960,266       77,625,928      35,915,581
                                                       -------------    -------------    -------------    ------------
Net Assets -- End of Period .........................  $ 156,893,261    $ 149,339,201    $ 103,408,546    $ 77,625,928
                                                       =============    =============    =============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --               --               --              --
Units Redeemed ......................................             --               --               --              --
                                                       -------------    -------------    -------------    ------------
Net Increase (Decrease) .............................             --               --               --              --
                                                       -------------    -------------    -------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            215              273              372             450
Units Redeemed ......................................           (274)            (285)            (195)           (162)
                                                       -------------    -------------    -------------    ------------
Net Increase (Decrease) .............................             59              (12)             177             288
                                                       -------------    -------------    -------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                               EQ/Emerging             EQ/Enterprise      EQ/Enterprise
                                                             Markets Equity              Equity (d)     Equity Income (d)
                                                    --------------------------------- ---------------   ------------------
                                                          2004             2003             2004               2004
                                                    ---------------- ---------------- ---------------   ------------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .....................  $    (708,832)    $   (320,913)     $   (790)        $   32,036
 Net realized gain (loss) on investments ..........     26,788,681          855,382         7,151              6,161
 Change in unrealized appreciation (depreciation)
  of investments ..................................     (1,598,152)      31,969,008         6,450             42,357
                                                     -------------     ------------      --------         ----------
 Net increase (decrease) in net assets from
  operations ......................................     24,481,697       32,503,477        12,811             80,554
                                                     -------------     ------------      --------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...........     18,121,034        8,737,179       111,359            330,827
  Transfers between funds including guaranteed
   interest account, net ..........................     14,604,380        7,546,303       906,064          3,979,377
  Transfers for contract benefit and
   terminations ...................................    (12,364,648)      (7,589,979)      (61,038)           (57,055)
  Contract maintenance charges ....................       (107,940)         (89,491)          (24)               (93)
  Adjustments to net assets allocated to
   contracts in payout period .....................             --               --            --                 --
                                                     -------------     ------------      --------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ......................     20,252,826        8,604,012       956,361          4,253,056
                                                     -------------     ------------      --------         ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ..................         43,918           38,192           790              1,794
                                                     -------------     ------------      --------         ----------
Increase (Decrease) in Net Assets .................     44,778,441       41,145,681       969,962          4,335,404
Net Assets -- Beginning of Period .................    101,859,064       60,713,383            --                 --
                                                     -------------     ------------      --------         ----------
Net Assets -- End of Period .......................  $ 146,637,505     $101,859,064      $969,962         $4,335,404
                                                     =============     ============      ========         ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ......................................             --               --            --                 --
Units Redeemed ....................................             --               --            --                 --
                                                     -------------     ------------      --------         ----------
Net Increase (Decrease) ...........................             --               --            --                 --
                                                     -------------     ------------      --------         ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ......................................          1,030              855            11                 43
Units Redeemed ....................................           (844)            (771)           (2)                (2)
                                                     -------------     ------------      --------         ----------
Net Increase (Decrease) ...........................            186               84             9                 41
                                                     -------------     ------------      --------         ----------


                                                                       EQ/Enterprise   EQ/Enterprise     EQ/Enterprise
                                                       EQ/Enterprise     Growth and    Small Company     Small Company
                                                         Growth (d)      Income (d)      Growth (d)        Value (d)
                                                      --------------- --------------- ---------------   ---------------
                                                            2004            2004            2004              2004
                                                      --------------- --------------- ---------------   ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .....................      $    (57)      $    869        $   (543)        $     (525)
 Net realized gain (loss) on investments ..........           106          2,620           7,610            113,945
 Change in unrealized appreciation (depreciation)
  of investments ..................................         2,857          3,411           7,660             74,364
                                                         --------       --------        --------         ----------
 Net increase (decrease) in net assets from
  operations ......................................         2,906          6,900          14,727            187,784
                                                         --------       --------        --------         ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ...........        56,585         38,623          91,678            564,765
  Transfers between funds including guaranteed
   interest account, net ..........................       164,437        174,435         365,126          4,474,265
  Transfers for contract benefit and
   terminations ...................................            --            (72)           (259)            (7,865)
  Contract maintenance charges ....................            --             (4)             (3)              (111)
  Adjustments to net assets allocated to
   contracts in payout period .....................            --             --              --                 --
                                                         --------       --------        --------         ----------
Net increase (decrease) in net assets from
 contractowners transactions ......................       221,022        212,982         456,542          5,031,054
                                                         --------       --------        --------         ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ..................           177            284             545              1,990
                                                         --------       --------        --------         ----------
Increase (Decrease) in Net Assets .................       224,105        220,166         471,814          5,220,828
Net Assets -- Beginning of Period .................            --             --              --                 --
                                                         --------       --------        --------         ----------
Net Assets -- End of Period .......................      $224,105       $220,166        $471,814         $5,220,828
                                                         ========       ========        ========         ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ......................................            --             --              --                 --
Units Redeemed ....................................            --             --              --                 --
                                                         --------       --------        --------         ----------
Net Increase (Decrease) ...........................            --             --              --                 --
                                                         --------       --------        --------         ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued ......................................             2              2               7                 53
Units Redeemed ....................................            --             (1)             (3)                (6)
                                                         --------       --------        --------         ----------
Net Increase (Decrease) ...........................             2              1               4                 47
                                                         --------       --------        --------         ----------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Equity 500 Index               EQ/Evergreen Omega
                                                      ----------------------------------- -------------------------------
                                                             2004              2003             2004            2003
                                                      ------------------ ---------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................   $    3,440,607    $   1,779,697    $   (179,292)   $    (91,081)
 Net realized gain (loss) on investments ............       (2,609,997)     (51,099,557)      1,456,912         175,055
 Change in unrealized appreciation (depreciation)
  of investments ....................................       86,285,985      255,989,973         (62,067)      2,158,892
                                                        --------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................       87,116,595      206,670,113       1,215,553       2,242,866
                                                        --------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............       94,893,864       82,210,678       6,042,434       2,452,601
  Transfers between funds including guaranteed
   interest account, net ............................      (20,656,355)     (11,024,081)      6,352,377       5,011,101
  Transfers for contract benefit and
   terminations .....................................     (105,795,551)     (87,515,398)     (1,877,395)     (1,148,746)
  Contract maintenance charges ......................         (905,459)        (936,707)        (15,293)         (8,368)
  Adjustments to net assets allocated to
   contracts in payout period .......................         (143,872)        (679,115)             --              --
                                                        --------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................      (32,607,373)     (17,944,623)     10,502,123       6,306,588
                                                        --------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................          181,886          700,957          19,677          15,794
                                                        --------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...................       54,691,108      189,426,447      11,737,353       8,565,248
Net Assets -- Beginning of Period ...................      992,516,812      803,090,365      13,040,004       4,474,756
                                                        --------------    -------------    ------------    ------------
Net Assets -- End of Period .........................   $1,047,207,920    $ 992,516,812    $ 24,777,357    $ 13,040,004
                                                        ==============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................              658              813              --              --
Units Redeemed ......................................              832             (940)             --              --
                                                        --------------    -------------    ------------    ------------
Net Increase (Decrease) .............................             (174)            (127)             --              --
                                                        --------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................              302              347             225             133
Units Redeemed ......................................              182             (248)            (95)            (44)
                                                        --------------    -------------    ------------    ------------
Net Increase (Decrease) .............................              120               99             130              89
                                                        --------------    -------------    ------------    ------------



                                                                EQ/FI Mid Cap               EQ/FI Small/Mid Cap Value
                                                      --------------------------------- ---------------------------------
                                                            2004             2003             2004             2003
                                                      ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   2,237,426     $ (1,331,724)   $   4,315,827    $  (2,212,782)
 Net realized gain (loss) on investments ............     16,715,444          (64,122)      28,414,705       (2,524,038)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      8,333,574       40,267,573       19,300,498       75,451,507
                                                       -------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     27,286,444       38,871,727       52,031,030       70,714,687
                                                       -------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     43,354,895       27,200,788       50,367,355       42,926,343
  Transfers between funds including guaranteed
   interest account, net ............................     11,557,668       23,671,595        4,578,265         (959,120)
  Transfers for contract benefit and
   terminations .....................................    (12,750,053)      (8,646,318)     (30,267,782)     (23,269,888)
  Contract maintenance charges ......................       (176,013)        (104,852)        (375,235)        (307,969)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --               --               --
                                                       -------------     ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     41,986,497       42,121,213       24,302,603       18,389,366
                                                       -------------     ------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        (67,785)          14,362           21,408           21,177
                                                       -------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ...................     69,205,156       81,007,302       76,355,041       89,125,230
Net Assets -- Beginning of Period ...................    154,092,833       73,085,531      303,373,823      214,248,593
                                                       -------------     ------------    -------------    -------------
Net Assets -- End of Period .........................  $ 223,297,989     $154,092,833    $ 379,728,862    $ 303,373,823
                                                       =============     ============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --               --               --               --
Units Redeemed ......................................             --               --               --               --
                                                       -------------     ------------    -------------    -------------
Net Increase (Decrease) .............................             --               --               --               --
                                                       -------------     ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            785              863              772              810
Units Redeemed ......................................           (363)            (347)            (575)            (629)
                                                       -------------     ------------    -------------    -------------
Net Increase (Decrease) .............................            422              516              197              181
                                                       -------------     ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                         EQ/J.P. Morgan Core Bond        EQ/Janus Large Cap Growth
                                                      ------------------------------- -------------------------------
                                                            2004            2003            2004            2003
                                                      --------------- --------------- --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  1,985,122    $  1,107,340    $   (615,951)   $   (604,183)
 Net realized gain (loss) on investments ............       240,973           1,217      (1,120,680)     (4,961,997)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      (584,911)       (305,142)      7,865,187      15,708,768
                                                       ------------    ------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     1,641,184         803,415       6,128,556      10,142,588
                                                       ------------    ------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............    17,890,049      15,984,609      10,761,921      10,793,138
  Transfers between funds including guaranteed
   interest account, net ............................     4,453,095       7,576,883      (1,957,141)       (830,840)
  Transfers for contract benefit and
   terminations .....................................    (4,728,357)     (4,148,025)     (4,393,632)     (3,387,613)
  Contract maintenance charges ......................       (58,292)        (31,779)        (92,496)        (83,509)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    17,556,495      19,381,688       4,318,652       6,491,176
                                                       ------------    ------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        12,500           8,003          24,797          10,559
                                                       ------------    ------------    ------------    ------------
Increase (Decrease) in Net Assets ...................    19,210,179      20,193,106      10,472,005      16,644,323
Net Assets -- Beginning of Period ...................    51,337,052      31,143,946      54,628,938      37,984,615
                                                       ------------    ------------    ------------    ------------
Net Assets -- End of Period .........................  $ 70,547,231    $ 51,337,052    $ 65,100,943    $ 54,628,938
                                                       ============    ============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --              --              --
Units Redeemed ......................................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................            --              --              --              --
                                                       ------------    ------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................           305             477             300             357
Units Redeemed ......................................          (146)           (300)           (222)           (221)
                                                       ------------    ------------    ------------    ------------
Net Increase (Decrease) .............................           159             177              78             136
                                                       ------------    ------------    ------------    ------------


                                                            EQ/JP Morgan Value
                                                               Opportunities             EQ/Lazard Small Cap Value
                                                      ------------------------------- --------------------------------
                                                            2004            2003            2004             2003
                                                      --------------- --------------- ---------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    (17,054)   $     13,187    $   5,785,435    $    (93,500)
 Net realized gain (loss) on investments ............      (211,902)     (2,782,804)      18,036,108         599,085
 Change in unrealized appreciation (depreciation)
  of investments ....................................     5,769,240      15,475,600       (6,355,072)     17,581,151
                                                       ------------    ------------    -------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     5,540,284      12,705,983       17,466,471      18,086,736
                                                       ------------    ------------    -------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     5,431,450       5,722,836       31,078,943      17,045,148
  Transfers between funds including guaranteed
   interest account, net ............................    (2,120,902)     (2,607,862)      21,903,467      20,429,757
  Transfers for contract benefit and
   terminations .....................................    (7,135,538)     (6,666,003)     (10,454,920)     (4,922,128)
  Contract maintenance charges ......................       (63,126)        (65,133)        (104,453)        (45,232)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --               --              --
                                                       ------------    ------------    -------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (3,888,116)     (3,616,162)      42,423,037      32,507,545
                                                       ------------    ------------    -------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        35,526      15,519,594           36,847          27,698
                                                       ------------    ------------    -------------    ------------
Increase (Decrease) in Net Assets ...................     1,687,694       9,133,815       59,926,355      50,621,979
Net Assets -- Beginning of Period ...................    62,077,862      52,944,047       84,277,599      33,655,620
                                                       ------------    ------------    -------------    ------------
Net Assets -- End of Period .........................  $ 63,765,556    $ 62,077,862    $ 144,203,954    $ 84,277,599
                                                       ============    ============    =============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --               --              --
Units Redeemed ......................................            --              --               --              --
                                                       ------------    ------------    -------------    ------------
Net Increase (Decrease) .............................            --              --               --              --
                                                       ------------    ------------    -------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            79             116              510             426
Units Redeemed ......................................          (112)           (149)            (239)           (167)
                                                       ------------    ------------    -------------    ------------
Net Increase (Decrease) .............................           (33)            (33)             271             259
                                                       ------------    ------------    -------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                              EQ/Marsico Focus            EQ/Mercury Basic Value Equity
                                                      --------------------------------- ---------------------------------
                                                            2004             2003             2004             2003
                                                      ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $  (2,050,619)    $ (1,155,920)   $   2,713,236    $  (1,832,809)
 Net realized gain (loss) on investments ............      8,572,041        3,291,615       16,674,208       (8,486,750)
 Change in unrealized appreciation (depreciation)
  of investments ....................................      7,031,748       18,646,290        8,998,222       76,274,559
                                                       -------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     13,553,170       20,781,985       28,385,666       65,955,000
                                                       -------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     36,119,683       26,962,649       48,334,791       33,529,819
  Transfers between funds including guaranteed
   interest account, net ............................      5,410,028       42,381,723        5,397,369        2,717,959
  Transfers for contract benefit and
   terminations .....................................    (10,739,112)      (6,364,885)     (32,671,392)     (23,926,176)
  Contract maintenance charges ......................       (142,452)         (62,313)        (278,207)        (243,980)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --               --               --
                                                       -------------     ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     30,648,147       62,917,174       20,782,561       12,077,622
                                                       -------------     ------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        255,739          131,033           16,581           16,622
                                                       -------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ...................     44,457,056       83,830,192       49,184,808       78,049,244
Net Assets -- Beginning of Period ...................    122,923,417       39,093,225      297,991,107      219,941,863
                                                       -------------     ------------    -------------    -------------
Net Assets -- End of Period .........................  $ 167,380,473     $122,923,417    $ 347,175,915    $ 297,991,107
                                                       =============     ============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --               --               --               --
Units Redeemed ......................................             --               --               --               --
                                                       -------------     ------------    -------------    -------------
Net Increase (Decrease) .............................             --               --               --               --
                                                       -------------     ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            568            1,004              516              583
Units Redeemed ......................................           (315)            (400)            (379)            (500)
                                                       -------------     ------------    -------------    -------------
Net Increase (Decrease) .............................            253              604              137               83
                                                       -------------     ------------    -------------    -------------


                                                       EQ/Mercury International Value   EQ/MFS Emerging Growth Companies
                                                      --------------------------------- ---------------------------------
                                                            2004             2003             2004             2003
                                                      ---------------- ---------------- ---------------- ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $     470,907     $  1,000,273    $  (4,686,242)   $  (4,412,964)
 Net realized gain (loss) on investments ............      3,060,937         (310,052)     (31,051,084)     (44,266,617)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     20,446,459       23,200,475       72,782,725      129,351,039
                                                       -------------     ------------    -------------    -------------
 Net increase (decrease) in net assets from
  operations ........................................     23,978,303       23,890,696       37,045,399       80,671,458
                                                       -------------     ------------    -------------    -------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     18,930,274       15,288,303       30,115,973       32,509,471
  Transfers between funds including guaranteed
   interest account, net ............................      6,372,768       (3,203,561)     (30,158,292)     (25,288,527)
  Transfers for contract benefit and
   terminations .....................................    (12,651,563)      (9,508,426)     (35,802,118)     (30,289,304)
  Contract maintenance charges ......................       (125,323)        (106,408)        (464,832)        (545,022)
  Adjustments to net assets allocated to
   contracts in payout period .......................             --               --               --               --
                                                       -------------     ------------    -------------    -------------
Net increase (decrease) in net assets from
 contractowners transactions ........................     12,526,156        2,469,908      (36,309,269)     (23,613,382)
                                                       -------------     ------------    -------------    -------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................         35,785       23,230,743           (1,343)         (52,289)
                                                       -------------     ------------    -------------    -------------
Increase (Decrease) in Net Assets ...................     36,540,244       26,390,872          734,787       57,005,787
Net Assets -- Beginning of Period ...................    112,908,043       86,517,171      364,051,725      307,045,938
                                                       -------------     ------------    -------------    -------------
Net Assets -- End of Period .........................  $ 149,448,287     $112,908,043    $ 364,786,512    $ 364,051,725
                                                       =============     ============    =============    =============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................             --               --               --               --
Units Redeemed ......................................             --               --               --               --
                                                       -------------     ------------    -------------    -------------
Net Increase (Decrease) .............................             --               --               --               --
                                                       -------------     ------------    -------------    -------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            439              438              408              498
Units Redeemed ......................................           (320)            (400)            (716)            (744)
                                                       -------------     ------------    -------------    -------------
Net Increase (Decrease) .............................            119               38             (308)            (246)
                                                       -------------     ------------    -------------    -------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS ENDED DECEMBER 31,


                                                          EQ/MFS Investors Trust
                                                      -------------------------------
                                                            2004            2003
                                                      --------------- ---------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $   (121,438)   $    (76,937)
 Net realized gain (loss) on investments ............        83,871        (838,583)
 Change in unrealized appreciation (depreciation)
  of investments ....................................     1,597,995       3,578,200
                                                       ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................     1,560,428       2,662,680
                                                       ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     1,892,459       2,131,741
  Transfers between funds including guaranteed
   interest account, net ............................      (858,528)      2,824,212
  Transfers for contract benefit and
   terminations .....................................    (2,710,162)     (1,216,431)
  Contract maintenance charges ......................       (15,269)        (13,973)
  Adjustments to net assets allocated to
   contracts in payout period .......................            --              --
                                                       ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (1,691,500)      3,725,549
                                                       ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        29,073          24,778
                                                       ------------    ------------
Increase (Decrease) in Net Assets ...................      (101,999)      6,413,007
Net Assets -- Beginning of Period ...................    17,447,965      11,034,958
                                                       ------------    ------------
Net Assets -- End of Period .........................  $ 17,345,966    $ 17,447,965
                                                       ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................            --              --
Units Redeemed ......................................            --              --
                                                       ------------    ------------
Net Increase (Decrease) .............................            --              --
                                                       ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            49              94
Units Redeemed ......................................           (70)            (43)
                                                       ------------    ------------
Net Increase (Decrease) .............................            21              51
                                                       ------------    ------------


                                                               EQ/Money Market              EQ/Small Company Index
                                                      --------------------------------- ------------------------------
                                                            2004             2003             2004           2003
                                                      ---------------- ---------------- --------------- --------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) .......................  $    (335,725)   $    (922,848)   $    904,400    $   (164,941)
 Net realized gain (loss) on investments ............       (399,964)        (755,546)      5,721,894       2,607,592
 Change in unrealized appreciation (depreciation)
  of investments ....................................        366,224          853,365       3,391,573       4,933,391
                                                       -------------    -------------    ------------    ------------
 Net increase (decrease) in net assets from
  operations ........................................       (369,465)        (825,029)     10,017,867       7,376,042
                                                       -------------    -------------    ------------    ------------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners .............     24,817,338       31,318,933      21,409,771       8,896,381
  Transfers between funds including guaranteed
   interest account, net ............................    (12,489,401)     (38,034,668)     14,146,160      17,191,730
  Transfers for contract benefit and
   terminations .....................................    (36,242,428)     (46,530,761)     (4,145,908)     (1,176,622)
  Contract maintenance charges ......................       (138,323)        (171,142)        (54,444)        (15,023)
  Adjustments to net assets allocated to
   contracts in payout period .......................         35,197           63,124              --              --
                                                       -------------    -------------    ------------    ------------
Net increase (decrease) in net assets from
 contractowners transactions ........................    (24,017,617)     (53,354,514)     31,355,579      24,896,466
                                                       -------------    -------------    ------------    ------------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ....................        (42,586)         770,087          14,390       4,951,102
                                                       -------------    -------------    ------------    ------------
Increase (Decrease) in Net Assets ...................    (24,429,668)     (54,262,821)     41,387,836      32,290,219
Net Assets -- Beginning of Period ...................    142,119,103      196,381,924      40,425,150       8,134,931
                                                       -------------    -------------    ------------    ------------
Net Assets -- End of Period .........................  $ 117,689,435    $ 142,119,103    $ 81,812,986    $ 40,425,150
                                                       =============    =============    ============    ============
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued ........................................          1,116            1,309              --              --
Units Redeemed ......................................          1,388           (2,172)             --              --
                                                       -------------    -------------    ------------    ------------
Net Increase (Decrease) .............................           (272)            (863)             --              --
                                                       -------------    -------------    ------------    ------------
Unit Activity 0.50% to 1.45% Class B
Units Issued ........................................            230              238             434             379
Units Redeemed ......................................           (293)            (309)           (181)           (134)
                                                       -------------    -------------    ------------    ------------
Net Increase (Decrease) .............................             63              (71)            253             245
                                                       -------------    -------------    ------------    ------------

-------
The accompanying notes are an integral part of these financial statements.

                                     FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS ENDED DECEMBER 31,


                                                        Laudus Rosenberg VIT Value
                                                           Long/Short Equity (b)        U.S. Real Estate -- Class II (b)
                                                       -----------------------------   ----------------------------------
                                                            2004            2003             2004              2003
                                                       --------------   ------------   ---------------   ----------------
Increase (Decrease) in Net Assets From
 Operations:
 Net investment income (loss) ......................     $  (30,970)      $   (784)     $     58,293        $  (2,600)
 Net realized gain (loss) on investments ...........          7,957           (971)        2,733,520           10,239
 Change in unrealized appreciation (depreciation)
  of investments ...................................         18,472         (3,235)        4,433,879           51,153
                                                         ----------       --------      ------------       ----------
 Net increase (decrease) in net assets from
  operations .......................................         (4,541)        (4,990)        7,225,692           58,792
                                                         ----------       --------      ------------       ----------
Contractowners Transactions:
 Contributions and Transfers:
  Payments received from contractowners ............        546,309         61,831         8,136,616          388,228
  Transfers between funds including guaranteed
   interest account, net ...........................        913,136        338,842        34,553,298        1,958,398
  Transfers for contract benefit and
   terminations ....................................       (145,615)          (220)       (1,082,231)            (286)
  Contract maintenance charges .....................           (605)            --            (6,296)              --
  Adjustments to net assets allocated to
   contracts in payout period ......................             --             --                --               --
                                                         ----------       --------      ------------       ----------
Net increase (decrease) in net assets from
 contractowners transactions .......................      1,313,225        400,453        41,601,387        2,346,340
                                                         ----------       --------      ------------       ----------
Net increase (decrease) in amount retained by AXA
 Equitable in Separate Account A ...................         20,320            785            17,447           52,868
                                                         ----------       --------      ------------       ----------
Increase (Decrease) in Net Assets ..................      1,329,004        396,248        48,844,526        2,406,847
Net Assets -- Beginning of Period ..................        396,248             --         2,406,847               --
                                                         ----------       --------      ------------       ----------
Net Assets -- End of Period ........................     $1,725,252       $396,248      $ 51,251,373       $2,406,847
                                                         ==========       ========      ============       ==========
Changes in Units (000's):
Unit Activity 0.74% to 1.49% Class A
Units Issued .......................................             --             --                --               --
Units Redeemed .....................................             --             --                --               --
                                                         ----------       --------      ------------       ----------
Net Increase (Decrease) ............................             --             --                --               --
                                                         ----------       --------      ------------       ----------
Unit Activity 0.50% to 1.45% Class B
Units Issued .......................................             54          1,004               604               25
Units Redeemed .....................................            (42)        (1,000)             (271)              (2)
                                                         ----------       --------      ------------       ----------
Net Increase (Decrease) ............................             12              4               333               23
                                                         ----------       --------      ------------       ----------

-------
(a) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(b)  Commenced operations on October 20, 2003.
(c) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(d)  Commenced operations on October 25, 2004.
The accompanying notes are an integral part of these financial statements.


                                     FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

December 31, 2004


1. Organization

AXA Equitable Life Insurance Company (formerly The Equitable Life Assurance Society of the United States) ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account invests in shares of mutual funds of various investment trusts of EQ Advisors Trust ("EQAT"), AXA Premier VIP Trust ("VIP"), Laudus Rosenberg Variable Insurance Trust, and The Universal Institutional Funds, Inc. ("The Trusts"). The Trusts are open-ended diversified investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Account.

The Account consists of 53 variable investment options:

o AXA Aggressive Allocation
o AXA Conservative Allocation
o AXA Conservative-Plus Allocation
o AXA Moderate Allocation(1)
o AXA Moderate-Plus Allocation
o AXA Premier VIP Aggressive Equity(2)
o AXA Premier VIP Core Bond
o AXA Premier VIP Health Care
o AXA Premier VIP High Yield(3)
o AXA Premier VIP International Equity
o AXA Premier VIP Large Cap Core Equity
o AXA Premier VIP Large Cap Growth
o AXA Premier VIP Large Cap Value
o AXA Premier VIP Small/Mid Cap Growth
o AXA Premier VIP Small/Mid Cap Value
o AXA Premier VIP Technology
o EQ/Alliance Common Stock
o EQ/Alliance Growth and Income
o EQ/Alliance Intermediate Government Securities
o EQ/Alliance International
o EQ/Alliance Premier Growth
o EQ/Alliance Quality Bond
o EQ/Alliance Small Cap Growth
o EQ/Bernstein Diversified Value
o EQ/Calvert Socially Responsible
o EQ/Capital Guardian Growth(7)
o EQ/Capital Guardian International

o EQ/Capital Guardian Research
o EQ/Capital Guardian U.S. Equity
o EQ/Emerging Markets Equity
o EQ/Enterprise Equity
o EQ/Enterprise Equity Income
o EQ/Enterprise Growth
o EQ/Enterprise Growth and Income
o EQ/Enterprise Small Company Growth
o EQ/Enterprise Small Company Value
o EQ/Equity 500 Index
o EQ/Evergreen Omega
o EQ/FI Mid Cap
o EQ/FI Small/Mid Cap Value
o EQ/J.P. Morgan Core Bond
o EQ/Janus Large Cap Growth
o EQ/JP Morgan Value Opportunities(6)
o EQ/Lazard Small Cap Value
o EQ/Marsico Focus
o EQ/Mercury Basic Value Equity
o EQ/Mercury International Value(4)
o EQ/MFS Emerging Growth Companies
o EQ/MFS Investors Trust
o EQ/Money Market
o EQ/Small Company Index
o Laudus Rosenberg VIT Value Long/Short Equity(5)
o U.S. Real Estate -- Class II

----------
 (1) Formerly known as EQ/Balanced.
 (2) Formerly known as EQ/Aggressive Stock.
 (3) Formerly known as EQ/High Yield.
 (4) Formerly known as EQ/Putnam International Equity.
 (5) Formerly known as AXA Rosenberg VIT Value Long/Short Equity.
 (6) Formerly known as EQ/Putnam Growth & Income Value.
 (7) Formerly known as EQ/Putnam Voyager.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST Contracts), group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts.

The amount retained by AXA Equitable in the Account arises principally from (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses and financial accounting charges accumulated in the account, and (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets for the Contracts. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by


                                     FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


1. Organization (Concluded)

AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account.


2. Significant Accounting Policies

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
(GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

On December 29, 2003, The American Institute of Certified Public Accountants issued Statement of Position 03-05 "Financial Highlights of Separate Accounts:
An Amendment to the Audit and Accounting Guide Audits of Investment Companies" which was effective for the December 31, 2003 financial statements. Adoption of the new requirements did not have a significant impact on the Account's financial position or results of operations.

Investments are made in shares of The Trusts and are valued at the net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the market or fair value of the underlying assets of the Portfolio less liabilities.

Investment transactions are recorded by the Account on the trade date. Dividends and distributions of capital gains from The Trusts are automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) The Trusts' distributions representing the net realized gains on The Trusts' investment transactions.

Receivable/payable for policy-related transactions represents amounts due to/from AXA Equitable's General Account predominately related to premiums, surrenders and death benefits.

Payments received from contractowners represent participant contributions under EQUI-VEST Series 100 through 800, EQUI-VEST Vantage, Momentum, Momentum Plus (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other Contracts (Old Contracts, EQUIPLAN) reduced by applicable deductions, charges and state premium taxes. Payments received from contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to variable investment options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity option of Separate Account No. 48. Transfers between funds including the guaranteed interest account, net represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and fixed maturity option of Separate Account No. 48. The net assets of any variable investment option may not be less than the aggregate value of the Contractowner accounts allocated to that variable investment option. Additional assets are set aside in AXA Equitable's General Account to provide for other policy benefits, as required by state insurance law. AXA Equitable's General Account is subject to creditor rights.

Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if applicable, are included in Transfers for contract benefits and terminations and represent deferred contingent withdrawal charges that apply to certain withdrawals under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, Momentum and Momentum Plus Contracts. Included in Contract maintenance charges are administrative charges, if applicable, that are deducted annually under EQUI-VEST Series 100 through 800 Contracts, EQUI-VEST Vantage, EQUIPLAN and Old Contracts and quarterly under Momentum and Momentum Plus.

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no


                                     FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


2. Significant Accounting Policies (Concluded)

provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.


3. Purchases and Sales of Investments
The cost of purchases and proceeds from sales of investments for the year ended December 31, 2004 were as follows:



                                                             Purchases        Sales
                                                          -------------- --------------
AXA Aggressive Allocation .............................    $ 10,948,188   $  3,502,791
AXA Conservative Allocation ...........................      11,850,426      4,740,072
AXA Conservative Plus Allocation ......................      10,508,614      2,739,046
AXA Moderate Allocation ...............................     153,389,343    225,820,521
AXA Moderate Plus Allocation ..........................      33,353,616      4,746,718
AXA Premier VIP Aggressive Equity .....................      45,005,910    165,340,951
AXA Premier VIP Core Bond .............................      25,385,972     15,894,399
AXA Premier VIP Health Care ...........................      35,697,746     30,666,649
AXA Premier VIP High Yield ............................     113,373,141     98,952,424
AXA Premier VIP International Equity ..................      35,411,010     22,067,070
AXA Premier VIP Large Cap Core Equity .................       6,386,774      4,561,869
AXA Premier VIP Large Cap Growth ......................      21,528,491     16,393,799
AXA Premier VIP Large Cap Value .......................      18,464,995     15,663,836
AXA Premier VIP Small/Mid Cap Growth ..................      31,125,739     16,446,351
AXA Premier VIP Small/Mid Cap Value ...................      32,239,754     21,901,640
AXA Premier VIP Technology ............................     234,335,541    151,292,861
EQ/Alliance Common Stock ..............................     274,091,065    634,143,751
EQ/Alliance Growth and Income .........................     194,831,949    220,672,245
EQ/Alliance Intermediate Government Securities ........      38,799,243     59,694,341
EQ/Alliance International .............................     117,077,222    140,447,764
EQ/Alliance Premier Growth ............................      20,296,509     40,407,198
EQ/Alliance Quality Bond ..............................      57,612,411     69,765,053
EQ/Alliance Small Cap Growth ..........................      90,209,846    104,143,268
EQ/Bernstein Diversified Value ........................      95,767,043     57,685,872
EQ/Calvert Socially Responsible .......................       7,671,074      5,130,467
EQ/Capital Guardian Growth ............................       1,777,928      1,172,501
EQ/Capital Guardian International .....................      26,987,412      7,768,650
EQ/Capital Guardian Research ..........................      24,107,189     31,257,384
EQ/Capital Guardian U.S. Equity .......................      39,269,696     21,312,555
EQ/Emerging Market Equity .............................     101,684,795     82,096,883
EQ/Enterprise Equity ..................................       1,238,146        281,784
EQ/Enterprise Equity Income ...........................       4,546,039        259,153
EQ/Enterprise Growth ..................................         225,341          4,198
EQ/Enterprise Growth and Income .......................         312,518         98,383
EQ/Enterprise Small Company Growth ....................         827,400        370,856
EQ/Enterprise Small Company Value .....................       5,900,615        778,434
EQ/Equity 500 Index ...................................     206,705,691    235,691,724
EQ/Evergreen Omega ....................................      17,782,868      7,440,360
EQ/FI Mid Cap .........................................      90,771,164     38,394,045
EQ/FI Small/Mid Cap Value .............................     128,422,051     77,284,697
EQ/J.P. Morgan Core Bond ..............................      36,813,456     17,089,096
EQ/Janus Large Cap Growth .............................      16,930,405     13,210,186
EQ/JP Morgan Value Opportunities ......................      10,067,728     13,937,371
EQ/Lazard Small Cap Value .............................      93,948,757     39,207,126
EQ/Marsico Focus ......................................      67,764,130     38,910,862
EQ/Mercury Basic Value Equity .........................     105,244,159     72,025,740
EQ/Mercury International Value ........................      46,930,854     33,897,751
EQ/MFS Emerging Growth Companies ......................      45,909,526     86,885,125

                                     FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


3. Purchases and Sales of Investments (Concluded)


                                                           Purchases        Sales
                                                         ------------- --------------
EQ/MFS Investors Trust ...............................    $ 4,106,974   $  5,890,838
EQ/Money Market ......................................     75,763,310    100,158,444
EQ/Small Company Index ...............................     56,166,268     22,677,843
Laudus Rosenberg VIT Value Long/Short Equity .........      5,512,447      4,209,872
U.S. Real Estate -- Class II .........................     75,469,192     33,573,748

4. Expenses and Related Party Transactions

The assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the variable investment options are invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") is not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") is subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the applicable Trust. The Rule 12b-1 Plans provide that The Trusts, on behalf of each variable portfolio, may charge annually either 0.25% or 0.35% of the average daily net assets of a portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

AXA Equitable serves as investment manager of EQAT and VIP. Charles Schwab Investment Management, Inc. serves as investment manager for the Laudus Rosenberg Variable Insurance Trust -- Laudus Rosenberg VIT Value Long/Short Equity Portfolio. Van Kampen (name under which Morgan Stanley Investment Management Inc. does business in certain situations) serves as investment manager for The Universal Institutional Funds, Inc. -- U.S. Real Estate -- Class II Portfolio. Each investment manager receives management fees for services performed in its capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.10% to a high of 1.50% of average daily net assets. AXA Equitable as investment manager of EQAT and VIP pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") an affiliate of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/Alliance Portfolios; EQ/Bernstein Diversified Value; EQ/Equity 500 Index, EQ/Money Market, and EQ/Small Company Index; as well as a portion of AXA Premier VIP Aggressive Equity, AXA Premier VIP High Yield, AXA Premier VIP International Equity, AXA Premier VIP Large Cap Core Equity, AXA Premier VIP Large Cap Growth, AXA Premier VIP Large Cap Value, AXA Premier VIP Small/Mid Cap Growth and AXA Premier VIP Technology. Alliance is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

Boston Advisors serves as an investment advisor for the EQ/Enterprise Equity Income Portfolio in EQAT. Boston Advisors is an indirectly wholly owned subsidiary of AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

AXA Advisors is an affiliate of AXA Equitable, and a distributor and principal underwriter of the Account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC ("AXA Network") or its subsidiaries (affiliates of AXA Equitable). AXA Network receives commissions under its General Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network.


5. Substitutions/Reorganizations


Substitution transactions that occurred at the date indicated are shown below. For accounting purposes these transactions were treated as mergers and are considered tax-free exchanges.



 May 14, 2004        Removed Portfolio    Surviving Portfolio
                                          AXA Premier VIP
                     EQ/Technology       Technology
------------------- ----------           ----------
Shares -- Class B   20,685,303           10,173,397

                                     FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


5. Substitutions/Reorganizations (Concluded)


 May 14, 2004               Removed Portfolio    Surviving Portfolio
Value -- Class B                $84,230,707          $ 84,230,707
Net Assets before merger        $84,230,707          $ 27,132,329
Net Assets after merger                  --          $111,363,036


 May 2, 2003                Removed Portfolio    Surviving Portfolio
                            EQ/Internationa  l   EQ/Alliance
                           Equity Index         International
-------------------------- -------------------- --------
Shares -- Class A             422,680                     400,175
Shares -- Class B             170,972                     164,209
Value -- Class A           $2,992,994               $   2,992,994
Value -- Class B           $1,210,652               $   1,210,652
Net Assets before merger   $4,203,646               $ 470,676,135
Net Assets after merger            --               $ 474,879,781

Reorganizations

The EQ/Balanced Portfolio, a fund of EQAT, was merged into the AXA Moderate Allocation Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The effect of this is to convert the EQ/Balanced Portfolio into a "fund of funds" structure by investing in a combination of other portfolios that is selected from 36 actively managed choices.

The EQ/Aggressive Stock Portfolio, a fund of EQAT, was merged into the AXA Premier VIP Aggressive Equity Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003. The EQ/High Yield Portfolio, a fund of EQAT, was merged into the AXA Premier VIP High Yield Portfolio, a fund of VIP, in a reorganization effective after the close of business on August 15, 2003.


6. Contractowner Charges

Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. Under the Contracts, AXA Equitable charges the Account for the following charges:


                                           Mortality and                     Financial
                                           Expense Risks   Other Expenses   Accounting     Total
                                          --------------- ---------------- ------------ ----------
Old Contracts
---------------------------------------        0.58%            0.16%           --         0.74%
EQUIPLAN Contracts                             0.58%            0.16%           --         0.74%
---------------------------------------
EQUI-VEST Series 100/Momentum Contracts
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ..............        0.56%           0.60%          0.24%        1.40%
All Other Funds .......................        0.50%           0.60%          0.24%        1.34%
EQUI-VEST Series 200
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock ..............        1.15%           0.25%            --         1.40%
All Other Funds .......................        1.09%           0.25%            --         1.34%
EQUI-VEST Series 300 and 400 Contracts
----------------------------------------
EQ/Money Market
EQ/Alliance Common Stock
AXA Premier VIP Aggressive Equity
AXA Moderate Allocation ...............        1.10%           0.24%            --         1.34%
All Other Funds .......................        1.10%           0.24%            --         1.34%
Momentum Plus Contracts                        1.10%           0.25%            --         1.35%
----------------------------------------
EQUI-VEST Series 500 Contracts                 1.20%           0.25%            --         1.45%
----------------------------------------
EQUI-VEST Series 600 and 800 Contracts         0.95%           0.25%            --         1.20%
----------------------------------------
EQUI-VEST Vantage Contracts
----------------------------------------

                                     FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


6. Contractowner Charges (Continued)


                                          Mortality and                     Financial
                                          Expense Risks   Other Expenses   Accounting     Total
                                         --------------- ---------------- ------------ ----------
Old Contracts
--------------------------------------        0.58%           0.16%            --         0.74%
0.90 All Funds .......................        0.90%           --               --         0.90%
0.70 All Funds .......................        0.70%           --               --         0.70%
0.50 All Funds .......................        0.50%           --               --         0.50%
EQUI-VEST Express Series 700 Contracts        0.70%           0.25%            --         0.95%
---------------------------------------

The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST/Momentum Contracts for EQ/Money Market, EQ/Alliance Common Stock, AXA Premier VIP Aggressive Equity and AXA Moderate Allocation variable investment options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Funds from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

For EQUI-VEST(R) Series 200 and EQUI-VEST Vantage Contracts for participants of the Teachers Retirement System of the State of Texas the total Separate Account A annual expenses and total annual expenses of the Trust's fees, when added together, are not permitted to exceed 2.75% (except for AXA Premier VIP Aggressive Equity, AXA Moderate Allocation, EQ/Alliance Common Stock and EQ/Money Market Options in Equivest Series 200 which are not permitted to exceed 1.75%). Currently, this expense limitation has the effect of reducing the total expenses applicable to options funded by the AXA Premier VIP Health Care, AXA Premier VIP International Equity, AXA Premier VIP Small/Mid Cap Growth, AXA Premier VIP Small/Mid Cap Value, AXA Premier VIP Technology and EQ/Emerging Markets Equity portfolios. Fees for advisory services in excess of the cap are refunded to the Funds from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

Included in the Contract maintenance charges line of the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

The table below lists all the fees charged by the Separate Account assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the contract or Contractowner's account value.



                                      When charge
Charges                               is deducted
------------------------------ ------------------------
Charge for Trust expenses      Daily
Annual Administrative charge   Annual
Annual Policy fee              Annual
Withdrawal Charge              At time of transaction
Plan Loan charges              At time of transaction
Annuity Payout option          At time of transaction



Charges                                             Amount deducted                           How deducted
------------------------------ --------------------------------------------------------- ----------------------
Charge for Trust expenses      Vary by portfolio                                         Unit value
Annual Administrative charge   $30 or during the first two contract years 2% of the      Unit liquidation from
                               account value (plus any prior withdrawal during the       account value
                               Contract Year) if less.
Annual Policy fee              Low - Depending on account value, lesser of $30           Unit liquidation from
                               or .50% of account value plus the amount of any           account value
                               active loan.
                               High - Depending on account value, in Years 1 to          Unit liquidation from
                               2 lesser of $30 or 2% of account value, thereafter        account value
                               $ 30.
Withdrawal Charge              Low - 6% of withdrawals or contributions made in          Unit liquidation
                               the current and prior five participation years,
                               whichever is less.
                               High - 6% of the amount withdrawn, generally
                               declining for the first through the 12th contract
                               year.
                               Exceptions and limitations may eliminate or reduce
                               the withdrawal charge.
Plan Loan charges              $25 set-up fee and $6 quarterly recordkeeping fee         Unit liquidation
Annuity Payout option          $350 annuity administration fee                           Unit liquidation

                                     FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


6. Contractowner Charges (Concluded)


                                            When charge
Charges                                     is deducted              Amount deducted           How deducted
------------------------------------ ------------------------ ----------------------------- -----------------
Charge for third-party transfer or   At time of transaction   $25                           Unit liquidation
exchange
Enhanced death benefit charge        Participation date       0.15% of the account value    Unit liquidation
                                     anniversary

7. Accumulation Unit Values

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                        ----------------------------------------------------------------------------
                                                            Units           Units          Net Assets     Investment        Total
                                                         Fair Value  Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                        -----------  -------------------- ------------ ---------------- ------------
AXA Aggressive Allocation
-------------------------
            Unit Value 0.50% to 1.45%*
  2004      Lowest contract charge 0.50% Class B (o)      $ 121.67              --                 --           --         11.24%
            Highest contract charge 1.45% Class B (o)     $ 120.22              --                 --           --         10.17%
            All contract charges                                --              75         $    9,099         2.30%           --
  2003      Lowest contract charge 0.50% Class B (o)      $ 109.38              --                 --           --          9.38%
            Highest contract charge 1.45% Class B (o)     $ 109.12              --                 --           --          9.12%
            All contract charges                                --               9         $    1,003         0.70%           --
AXA Conservative Allocation
---------------------------
            Unit Value 0.50% to 1.45%*
  2004      Lowest contract charge 0.50% Class B (o)      $ 108.00              --                 --           --          5.50%
            Highest contract charge 1.45% Class B (o)     $ 106.71              --                 --           --          4.49%
            All contract charges                                --              75         $    8,142         4.16%           --
  2003      Lowest contract charge 0.50% Class B (o)      $ 102.37              --                 --           --          2.37%
            Highest contract charge 1.45% Class B (o)     $ 102.13              --                 --           --          2.13%
            All contract charges                                --               8         $      940         5.61%           --
AXA Conservative-Plus Allocation
--------------------------------
            Unit Value 0.50% to 1.45%*
  2004      Lowest contract charge 0.50% Class B (o)      $ 111.89              --                 --           --          7.21%
            Highest contract charge 1.45% Class B (o)     $ 110.56              --                 --           --          6.19%
            All contract charges                                --              80         $    8,873         3.68%           --
  2003      Lowest contract charge 0.50% Class B (o)      $ 104.36              --                 --           --          4.36%
            Highest contract charge 1.45% Class B (o)     $ 104.11              --                 --           --          4.11%
            All contract charges                                --               9         $      866         6.35%           --
AXA Moderate Allocation (e)(m)
------------------------------
            Unit Value 0.90% to 1.45%*
  2004      Lowest contract charge 0.90% Class A (p)      $ 176.72              --                 --           --          8.02%
            Highest contract charge 1.45% Class A         $ 121.87              --                 --           --          7.42%
            All contract charges                                --          23,508         $1,615,459         2.75%           --
  2003      Lowest contract charge 0.90% Class A (p)      $ 163.61              --                 --           --         18.35%
            Highest contract charge 1.45% Class A         $ 113.45              --                 --           --         17.69%
            All contract charges                                --          25,117         $1,607,776         2.41%           --
  2002      Lowest contract charge 1.34% Class A          $  42.91              --                 --           --       (13.31)%
            Highest contract charge 1.45% Class A         $  96.40              --                 --           --       (13.78)%
            All contract charges                                --          27,370         $1,493,481         1.47%          --
  2001      Lowest contract charge 1.34% Class A          $  49.61              --                 --           --       ( 2.91)%
            Highest contract charge 1.45% Class A         $ 111.81              --                 --           --       ( 3.27)%
            All contract charges                                --          22,042         $1,285,472         2.61%          --
  2000      Lowest contract charge 1.34% Class A          $  51.10              --                 --           --       ( 2.46)%
            Highest contract charge 1.45% Class A         $ 115.59              --                 --           --       ( 2.75)%
            All contract charges                                --          22,230         $1,275,254         3.14%          --

                                     FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Units              Units          Net Assets     Investment        Total
                                                      Fair Value     Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------   --------------------- ------------ ---------------- ------------
AXA Moderate Allocation (e)(m)
------------------------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)      $ 105.29                 --                 --           --          8.18%
         Highest contract charge 1.20% Class B         $ 121.88                 --                 --           --          7.42%
         All contract charges                                --                833         $   99,021         2.75%           --
  2003   Lowest contract charge 0.50% Class B (g)      $  97.33                 --                 --           --         18.55%
         Highest contract charge 1.20% Class B         $ 113.46                 --                 --           --         17.71%
         All contract charges                                --                750         $   82,998         2.41%           --
  2002   Lowest contract charge 0.50% Class B (g)      $  82.10                 --                 --           --       (12.38)%
         Highest contract charge 1.20% Class B         $  96.39                 --                 --           --       (13.78)%
         All contract charges                                --                743         $   69,620         1.47%          --
  2001   Lowest contract charge 0.90% Class B          $ 114.50                 --                 --           --       ( 2.98)%
         Highest contract charge 1.20% Class B         $ 111.79                 --                 --           --       ( 3.27)%
         All contract charges                                --                445         $   48,578         2.61%          --
  2000   Lowest contract charge 0.90% Class B          $ 118.02                 --                 --           --       ( 2.46)%
         Highest contract charge 1.20% Class B         $ 115.59                 --                 --           --       ( 2.75)%
         All contract charges                                --                201         $   23,067         3.14%          --
AXA Moderate-Plus Allocation
----------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (o)      $ 120.23                 --                 --           --        11.13%
         Highest contract charge 1.45% Class B (o)     $ 118.80                 --                 --           --        10.07%
         All contract charges                                --                277         $   32,979         3.51%          --
  2003   Lowest contract charge 0.50% Class B (o)      $ 108.19                 --                 --           --         8.19%
         Highest contract charge 1.45% Class B (o)     $ 107.93                 --                 --           --         7.93%
         All contract charges                                --                 23         $    2,390         2.59%          --
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.90% to 1.45%*
  2004   Lowest contract charge 0.90% Class A (p)      $  96.18                 --                 --           --        11.37%
         Highest contract charge 1.45% Class A         $  70.74                 --                 --           --        10.75%
         All contract charges                                --             13,893         $1,098,403           --           --
  2003   Lowest contract charge 0.90% Class A (p)      $  86.37                 --                 --           --        36.83%
         Highest contract charge 1.45% Class A         $  63.87                 --                 --           --        35.87%
         All contract charges                                --             15,363         $1,094,790           --           --
  2002   Lowest contract charge 1.34% Class A          $  47.48                 --                 --           --       (29.27)%
         Highest contract charge 1.45% Class A         $  47.01                 --                 --           --       (29.72)%
         All contract charges                                --             16,813         $  881,555         0.01%          --
  2001   Lowest contract charge 1.34% Class A          $  67.13                 --                 --           --       (25.98)%
         Highest contract charge 1.45% Class A         $  66.89                 --                 --           --       (26.08)%
         All contract charges                                --             19,670         $1,468,650         0.48%          --
  2000   Lowest contract charge 1.34% Class A          $  90.70                 --                 --           --       (14.10)%
         Highest contract charge 1.45% Class A         $  90.49                 --                 --           --       (14.38)%
         All contract charges                                --             22,456         $2,277,731         0.35%          --
AXA Premier VIP Aggressive Equity
---------------------------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)      $  70.93                 --                 --           --        11.54%
         Highest contract charge 1.20% Class B         $  70.75                 --                 --           --        10.75%
         All contract charges                                --                205         $   14,345           --           --
  2003   Lowest contract charge 0.50% Class B (g)      $  63.60                 --                 --           --        36.83%
         Highest contract charge 1.20% Class B         $  63.88                 --                 --           --        35.88%
         All contract charges                                --                187         $   11,762           --           --
  2002   Lowest contract charge 0.50% Class B (g)      $  46.48                 --                 --           --       (28.23)%
         Highest contract charge 1.20% Class B         $  47.01                 --                 --           --       (29.73)%
         All contract charges                                --                159         $    7,308         0.01%          --
  2001   Lowest contract charge 0.90% Class B          $  67.82                 --                 --           --       (25.85)%
         Highest contract charge 1.20% Class B         $  66.90                 --                 --           --       (26.08)%

                                     FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Units              Units          Net Assets     Investment        Total
                                                      Fair Value     Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------  ---------------------- ------------ ---------------- ------------
AXA Premier VIP Aggressive Equity (Continued)
---------------------------------------------
         All contract charges                               --               168            $ 11,422          0.48%             --
  2000   Lowest contract charge 0.90% Class B         $  91.46                --                  --            --           14.12%
         Highest contract charge 1.20% Class B        $  90.50                --                  --            --          (14.38)%
         All contract charges                               --               225            $ 20,650          0.35%             --
AXA Premier VIP Core Bond
-------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 114.85                --                  --            --            3.37%
         Highest contract charge 1.45% Class B (g)    $ 111.59                --                  --            --            2.38%
         All contract charges                               --               575            $ 64,676          3.80%             --
  2003   Lowest contract charge 0.50% Class B (g)     $ 111.11                --                  --            --            3.22%
         Highest contract charge 1.45% Class B (g)    $ 109.00                --                  --            --            2.24%
         All contract charges                               --               504            $ 55,167          3.30%             --
  2002   Lowest contract charge 0.50% Class B (g)     $ 107.64                --                  --            --            5.44%
         Highest contract charge 1.45% Class B (g)    $ 106.61                --                  --            --            4.47%
         All contract charges                               --               416            $ 44,423         (6.03)%            --
AXA Premier VIP Health Care
---------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 115.02                --                  --            --           11.57%
         Highest contract charge 1.45% Class B (g)    $ 110.09                --                  --            --           10.50%
         All contract charges                               --               318            $ 35,180          6.45%             --
  2003   Lowest contract charge 0.50% Class B (g)     $ 101.56                --                  --            --           27.49%
         Highest contract charge 1.45% Class B (g)    $  99.63                --                  --            --           26.13%
         All contract charges                               --               234            $ 23,369          1.21%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  79.66                --                  --            --          (19.49)%
         Highest contract charge 1.45% Class B (g)    $  78.99                --                  --            --          (20.23)%
         All contract charges                               --               129            $ 10,225            --              --
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.90% to 1.45%*
  2004   Lowest contract charge 0.90% Class A (p)     $ 141.28                --                  --            --            7.96%
         Highest contract charge 1.45% Class A        $  94.85                --                  --            --            7.36%
         All contract charges                               --               827            $133,524          6.69%             --
  2003   Lowest contract charge 0.90% Class A (p)     $ 130.87                --                  --            --           21.77%
         Highest contract charge 1.45% Class A        $  88.34                --                  --            --           21.09%
         All contract charges                               --               837            $125,598          5.83%             --
  2002   Lowest contract charge 1.34% Class A         $ 123.58                --                  --            --          ( 4.00)%
         Highest contract charge 1.45% Class A        $  72.96                --                  --            --          ( 4.12)%
         All contract charges                               --               764            $ 94,701          9.00%             --
  2001   Lowest contract charge 1.34% Class A         $ 128.74                --                  --            --          ( 0.41)%
         Highest contract charge 1.45% Class A        $  76.09                --                  --            --          ( 0.52)%
         All contract charges                               --               854            $110,339          9.64%             --
  2000   Lowest contract charge 1.34% Class A         $ 129.28                --                  --            --          ( 9.86)%
         Highest contract charge 1.45% Class A        $  76.49                --                  --            --          ( 9.97)%
         All contract charges                               --               899            $116,741          9.92%             --
AXA Premier VIP High Yield
--------------------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 120.03                --                  --            --            8.13%
         Highest contract charge 1.20% Class B        $  94.85                --                  --            --            7.37%
         All contract charges                               --               319            $ 32,690          6.69%             --
  2003   Lowest contract charge 0.50% Class B (g)     $ 111.01                --                  --            --           21.94%
         Highest contract charge 1.20% Class B        $  88.34                --                  --            --           21.08%
         All contract charges                               --               243            $ 23,248          5.83%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  91.03                --                  --            --          ( 4.81)%
         Highest contract charge 1.20% Class B        $  72.96                --                  --            --          ( 4.11)%
         All contract charges                               --               136            $ 10,780          9.00%             --

                                     FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)


Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                     ------------  --------------------- ------------ ---------------- -------------
AXA Premier VIP High Yield (Continued)
--------------------------------------
  2001   Lowest contract charge 0.90% Class B (g)     $  77.17               --                  --            --          ( 0.22)%
         Highest contract charge 1.20% Class B        $  76.09               --                  --            --          ( 0.52)%
         All contract charges                               --              101             $ 8,364          9.64%             --
  2000   Lowest contract charge 0.90% Class B (g)     $  77.34               --                  --            --          ( 9.71)%
         Highest contract charge 1.20% Class B        $  76.49               --                  --            --          ( 9.98)%
         All contract charges                               --               56             $ 4,647          9.92%             --
AXA Premier VIP International Equity
------------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 123.46               --                  --            --           17.32%
         Highest contract charge 1.45% Class B (g)    $ 119.96               --                  --            --           16.20%
         All contract charges                               --              402             $48,558          3.36%             --
  2003   Lowest contract charge 0.50% Class B (g)     $ 105.24               --                  --            --           33.65%
         Highest contract charge 1.45% Class B (g)    $ 103.24               --                  --            --           32.39%
         All contract charges                               --              225             $23,340          0.68%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  78.74               --                  --            --          (18.61)%
         Highest contract charge 1.45% Class B (g)    $  77.98               --                  --            --          (19.36)%
         All contract charges                               --              125             $ 9,802            --              --
AXA Premier VIP Large Cap Core Equity
-------------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 107.24               --                  --            --            9.13%
         Highest contract charge 1.45% Class B (g)    $ 104.20               --                  --            --            8.08%
         All contract charges                               --              178             $18,705          4.59%             --
  2003   Lowest contract charge 0.50% Class B (g)     $  98.27               --                  --            --           27.49%
         Highest contract charge 1.45% Class B (g)    $  96.40               --                  --            --           26.28%
         All contract charges                               --              168             $16,352          0.16%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  77.08               --                  --            --          (22.63)%
         Highest contract charge 1.45% Class B (g)    $  76.34               --                  --            --          (23.35)%
         All contract charges                               --              124             $ 9,465          0.36%             --
AXA Premier VIP Large Cap Growth
--------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $  94.42                --                  --            --            6.13%
         Highest contract charge 1.45% Class B (g)    $  91.74                --                  --            --            5.12%
         All contract charges                               --               379             $35,019            --              --
  2003   Lowest contract charge 0.50% Class B (g)     $  88.96                --                  --            --           29.97%
         Highest contract charge 1.45% Class B (g)    $  87.27                --                  --            --           28.74%
         All contract charges                               --               320             $28,129            --              --
  2002   Lowest contract charge 0.50% Class B (g)     $  68.45                --                  --            --          (30.05)%
         Highest contract charge 1.45% Class B (g)    $  67.79                --                  --            --          (30.70)%
         All contract charges                               --               204             $13,852            --              --
AXA Premier VIP Large Cap Value
-------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 118.45                --                  --            --           13.85%
         Highest contract charge 1.45% Class B (g)    $ 115.08                --                  --            --           12.77%
         All contract charges                               --               295             $34,179          6.91%             --
  2003   Lowest contract charge 0.50% Class B (g)     $ 104.03                --                  --            --           30.43%
         Highest contract charge 1.45% Class B (g)    $ 102.05                --                  --            --           29.18%
         All contract charges                               --               235             $24,068          2.33%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  79.76                --                  --            --          (18.88)%
         Highest contract charge 1.45% Class B (g)    $  79.00                --                  --            --          (19.62)%
         All contract charges                               --               182             $14,348          0.70%             --
AXA Premier VIP Small/Mid Cap Growth
------------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $  96.99                --                  --            --           11.17%
         Highest contract charge 1.45% Class B (g)    $  94.24                --                  --            --           10.11%

                                     FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------  --------------------- ------------ ---------------- -------------
AXA Premier VIP Small/Mid Cap Growth (Continued)
------------------------------------------------
         All contract charges                               --                753         $   71,596         1.78%             --
  2003   Lowest contract charge 0.50% Class B (g)     $  87.24                 --                 --           --           39.52%
         Highest contract charge 1.45% Class B (g)    $  85.59                 --                 --           --           38.20%
         All contract charges                               --                592         $   50,875         1.85%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  62.53                 --                 --           --          (36.57)%
         Highest contract charge 1.45% Class B (g)    $  61.93                 --                 --           --          (37.15)%
         All contract charges                               --                300         $   18,611           --              --
AXA Premier VIP Small/Mid Cap Value
-----------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 119.18                 --                 --           --           14.61%
         Highest contract charge 1.45% Class B (g)    $ 115.80                 --                 --           --           13.52%
         All contract charges                               --                588         $   68,546         5.82%             --
  2003   Lowest contract charge 0.50% Class B (g)     $ 103.99                 --                 --           --           39.90%
         Highest contract charge 1.45% Class B (g)    $ 102.01                 --                 --           --           38.56%
         All contract charges                               --                456         $   46,680         0.76%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  74.33                 --                 --           --          (23.60)%
         Highest contract charge 1.45% Class B (g)    $  73.62                 --                 --           --          (24.31)%
         All contract charges                               --                285         $   21,008           --              --
AXA Premier VIP Technology (q)
-----------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $  93.59                 --                 --           --            4.46%
         Highest contract charge 1.45% Class B (g)    $  90.93                 --                 --           --            3.47%
         All contract charges                               --              1,266         $  115,943         1.03%             --
  2003   Lowest contract charge 0.50% Class B (g)     $  89.59                 --                 --           --           56.84%
         Highest contract charge 1.45% Class B (g)    $  87.89                 --                 --           --           55.36%
         All contract charges                               --                268         $   23,642         4.48%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  57.12                 --                 --           --          (43.99)%
         Highest contract charge 1.45% Class B (g)    $  56.57                 --                 --           --          (44.51)%
         All contract charges                               --                 66         $    3,753           --              --
EQ/Alliance Common Stock
------------------------
         Unit Value 0.74% to 1.49%*
  2004   Lowest contract charge 0.74% Class A         $ 435.75                 --                 --           --           12.98%
         Highest contract charge 1.49% Class A        $ 331.00                 --                 --           --           14.12%
         All contract charges                               --             14,653         $4,588,775         1.19%             --
  2003   Lowest contract charge 0.74% Class A         $ 382.75                 --                 --           --           49.21%
         Highest contract charge 1.49% Class A        $ 292.96                 --                 --           --           48.08%
         All contract charges                               --             16,027         $4,423,904         1.77%             --
  2002   Lowest contract charge 0.74% Class A         $ 256.52                 --                 --           --          (33.51)%
         Highest contract charge 1.49% Class A        $ 197.84                 --                 --           --          (34.01)%
         All contract charges                               --             17,309         $3,226,657         0.05%             --
  2001   Lowest contract charge 0.74% Class A         $ 385.79                 --                 --           --          (10.95)%
         Highest contract charge 1.49% Class A        $ 299.82                 --                 --           --          (11.63)%
         All contract charges                               --             21,028         $5,921,994         2.35%             --
  2000   Lowest contract charge 0.74% Class A         $ 433.23                 --                 --           --          (14.48)%
         Highest contract charge 1.49% Class A        $ 339.28                 --                 --           --          (15.12)%
         All contract charges                               --             23,518         $7,485,320         0.61%             --
EQ/Alliance Common Stock
------------------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)     $  89.31                 --                 --           --           13.55%
         Highest contract charge 1.20% Class B        $ 104.06                 --                 --           --           12.75%
         All contract charges                               --              1,725         $  174,349         1.19%             --
  2003   Lowest contract charge 0.50% Class B (g)     $  78.66                 --                 --           --           48.80%
         Highest contract charge 1.20% Class B        $  92.29                 --                 --           --           47.76%
         All contract charges                               --              1,502         $  134,406         1.77%             --

                                     FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                    --------------------------------------------------------------------------------
                                                        Units              Units          Net Assets     Investment         Total
                                                     Fair Value     Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                    ------------   --------------------- ------------ ---------------- -------------
EQ/Alliance Common Stock (Continued)
-----------------------------------
  2002   Lowest contract charge 0.50% Class B (g)    $  52.86                 --                  --           --           (31.23)%
         Highest contract charge 1.20% Class B       $  62.46                 --                  --           --           (34.13)%
         All contract charges                              --              1,321          $   79,564         0.05%              --
  2001   Lowest contract charge 0.90% Class B        $  97.85                 --                  --           --           (11.53)%
         Highest contract charge 1.20% Class B       $  94.83                 --                  --           --           (11.82)%
         All contract charges                              --              1,385          $  127,068         2.35%              --
  2000   Lowest contract charge 0.90% Class B        $ 110.60                 --                  --           --           (15.01)%
         Highest contract charge 1.20% Class B       $ 107.54                 --                  --           --           (15.27)%
         All contract charges                              --              1,222          $  128,180         0.35%              --
EQ/Alliance Growth and Income
-----------------------------
         Unit Value 0.90% to 1.45%*
  2004   Lowest contract charge 0.90% Class A (p)    $ 244.96                 --                  --           --            11.66%
         Highest contract charge 1.45% Class A       $ 139.67                 --                  --           --            11.04%
         All contract charges                              --              3,337          $  974,792         1.66%              --
  2003   Lowest contract charge 0.90% Class A (p)    $ 219.38                 --                  --           --            29.57%
         Highest contract charge 1.45% Class A       $ 125.78                 --                  --           --            28.86%
         All contract charges                              --              3,487          $  916,213         1.33%              --
  2002   Lowest contract charge 1.34% Class A        $ 204.07                 --                  --           --           (22.12)%
         Highest contract charge 1.45% Class A       $  97.61                 --                  --           --           (22.21)%
         All contract charges                              --              3,693          $  752,928         1.32%              --
  2001   Lowest contract charge 1.34% Class A        $ 262.05                 --                  --           --           ( 2.62)%
         Highest contract charge 1.45% Class A       $ 125.48                 --                  --           --           ( 2.73)%
         All contract charges                              --              4,068          $1,065,247         0.99%              --
  2000   Lowest contract charge 1.34% Class A        $ 269.09                 --                  --           --             7.50%
         Highest contract charge 1.45% Class A       $ 129.00                 --                  --           --             7.38%
         All contract charges                              --              3,657          $  983,264         0.91%              --
EQ/Alliance Growth and Income
-----------------------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)    $ 109.44                 --                  --           --            11.83%
         Highest contract charge 1.20% Class B       $ 139.68                 --                  --           --            11.04%
         All contract charges                              --              1,051          $  141,085         1.66%              --
  2003   Lowest contract charge 0.50% Class B (g)    $  97.86                 --                  --           --            29.77%
         Highest contract charge 1.20% Class B       $ 125.79                 --                  --           --            28.86%
         All contract charges                              --                964          $  116,498         1.33%              --
  2002   Lowest contract charge 0.50% Class B (g)    $  75.41                 --                  --           --           (20.14)%
         Highest contract charge 1.20% Class B       $  97.62                 --                  --           --           (22.21)%
         All contract charges                              --                923          $   86,144         1.32%              --
  2001   Lowest contract charge 0.90% Class B        $ 128.51                 --                  --           --           ( 2.43)%
         Highest contract charge 1.20% Class B       $ 125.48                 --                  --           --           ( 2.74)%
         All contract charges                              --                831          $   99,357         0.99%              --
  2000   Lowest contract charge 0.90% Class B        $ 131.71                 --                  --           --             7.70%
         Highest contract charge 1.20% Class B       $ 129.01                 --                  --           --             7.38%
         All contract charges                              --                423          $   52,120         0.91%              --
EQ/Alliance Intermediate Government Securities
----------------------------------------------
         Unit Value 0.74% to 1.45%*
  2004   Lowest contract charge 0.74% Class A        $  77.21                 --                  --           --             1.74%
         Highest contract charge 1.45% Class A       $ 127.48                 --                  --           --             0.71%
         All contract charges                              --                768          $  117,435         3.05%              --
  2003   Lowest contract charge 0.74% Class A        $  75.89                 --                  --           --             1.95%
         Highest contract charge 1.45% Class A       $ 126.58                 --                  --           --             0.91%
         All contract charges                              --                892          $  135,637         3.69%              --
  2002   Lowest contract charge 0.74% Class A        $  74.44                 --                  --           --             8.41%
         Highest contract charge 1.45% Class A       $ 125.44                 --                  --           --             7.28%
         All contract charges                              --              1,033          $  155,586         5.39%              --

                                     FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                    --------------------------------------------------------------------------------
                                                        Units              Units          Net Assets     Investment        Total
                                                     Fair Value     Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                    ------------   --------------------- ------------ ---------------- -------------
EQ/Alliance Intermediate Government Securities (Continued)
-----------------------------------------------------------------
  2001   Lowest contract charge 0.74% Class A        $  68.67                 --                 --            --            7.73%
         Highest contract charge 1.45% Class A       $ 116.92                 --                 --            --            6.58%
         All contract charges                              --                680           $ 94,476          4.91%             --
  2000   Lowest contract charge 0.74% Class A        $  63.74                 --                 --            --            8.72%
         Highest contract charge 1.45% Class A       $ 109.70                 --                 --            --            7.59%
         All contract charges                              --                395           $ 50,169          5.64%             --
EQ/Alliance Intermediate Government Securities
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)    $ 123.94                 --                 --            --            1.43%
         Highest contract charge 1.20% Class B       $ 127.50                 --                 --            --            0.72%
         All contract charges                              --                293           $ 37,422          3.05%             --
  2003   Lowest contract charge 0.50% Class B (g)    $ 122.19                 --                 --            --            1.63%
         Highest contract charge 1.20% Class B       $ 126.60                 --                 --            --            0.91%
         All contract charges                              --                331           $ 41,782          3.69%             --
  2002   Lowest contract charge 0.50% Class B (g)    $ 120.24                 --                 --            --            7.02%
         Highest contract charge 1.20% Class B       $ 125.45                 --                 --            --            7.29%
         All contract charges                              --                339           $ 42,385          5.39%             --
  2001   Lowest contract charge 0.90% Class B        $ 118.06                 --                 --            --            6.91%
         Highest contract charge 1.20% Class B       $ 116.93                 --                 --            --            6.58%
         All contract charges                              --                180           $ 20,964          4.91%             --
  2000   Lowest contract charge 0.90% Class B        $ 110.43                 --                 --            --            7.92%
         Highest contract charge 1.20% Class B       $ 109.71                 --                 --            --            7.59%
         All contract charges                              --                 29           $  3,169          5.64%             --
EQ/Alliance International (n)(l)
-----------------------------------------------------------------
         Unit Value 0.90% to 1.45%*
  2004   Lowest contract charge 0.90% Class A (p)    $ 128.49                 --                 --            --           17.40%
         Highest contract charge 1.45% Class A       $ 100.74                 --                 --            --           16.75%
         All contract charges                              --              4,746           $609,069          2.09%             --
  2003   Lowest contract charge 0.90% Class A (p)    $ 109.44                 --                 --            --           34.22%
         Highest contract charge 1.45% Class A       $  86.29                 --                 --            --           33.47%
         All contract charges                              --              5,029           $552,311          1.99%             --
  2002   Lowest contract charge 1.34% Class A        $  82.20                 --                 --            --          (11.11)%
         Highest contract charge 1.45% Class A       $  64.65                 --                 --            --          (11.21)%
         All contract charges                              --              5,501           $452,054            --              --
  2001   Lowest contract charge 1.34% Class A        $  92.98                 --                 --            --          (23.91)%
         Highest contract charge 1.45% Class A       $  72.82                 --                 --            --          (24.00)%
         All contract charges                              --              1,045           $ 96,619          1.61%             --
  2000   Lowest contract charge 1.34% Class A        $ 121.54                 --                 --            --          (24.06)%
         Highest contract charge 1.45% Class A       $  95.81                 --                 --            --          (24.13)%
         All contract charges                              --              1,140           $138,523          0.46%             --
EQ/Alliance International (n)(l)
-----------------------------------------------------------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)    $  99.56                 --                 --            --           17.58%
         Highest contract charge 1.20% Class B       $ 100.63                 --                 --            --           16.76%
         All contract charges                              --                565           $ 57,320          2.09%             --
  2003   Lowest contract charge 0.50% Class B (g)    $  84.67                 --                 --            --           34.51%
         Highest contract charge 1.20% Class B       $  86.19                 --                 --            --           33.56%
         All contract charges                              --                523           $ 45,436          1.99%             --
  2002   Lowest contract charge 0.50% Class B (g)    $  62.95                 --                 --            --          ( 9.35)%
         Highest contract charge 1.20% Class B       $  64.53                 --                 --            --          (11.19)%
         All contract charges                              --                469           $ 30,424            --              --
  2001   Lowest contract charge 0.90% Class B        $  76.02                 --                 --            --          (24.00)%
         Highest contract charge 1.20% Class B       $  72.66                 --                 --            --          (24.23)%
         All contract charges                              --                 94           $  6,863          1.61%             --

                                     FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                    --------------------------------------------------------------------------------
                                                        Units             Units          Net Assets     Investment         Total
                                                     Fair Value    Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                    ------------  --------------------- ------------ ---------------- --------------
EQ/Alliance International (n)(l) (Continued)
-------------------------------------------
  2000   Lowest contract charge 0.90% Class B         $ 100.03             --                 --            --           (23.84)%
         Highest contract charge 1.20% Class B        $  95.90             --                 --            --           (24.07)%
         All contract charges                               --             73           $  7,035          0.46%              --
EQ/Alliance Premier Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $  58.46             --                 --            --             7.84%
         Highest contract charge 1.45% Class B        $  61.67             --                 --            --             6.81%
         All contract charges                               --          2,548           $158,455            --               --
  2003   Lowest contract charge 0.50% Class B (g)     $  54.21             --                 --            --            22.58%
         Highest contract charge 1.45% Class B        $  57.74             --                 --            --            21.41%
         All contract charges                               --          2,878           $167,285            --               --
  2002   Lowest contract charge 0.50% Class B (g)     $  44.22             --                 --            --           (29.15)%
         Highest contract charge 1.45% Class B        $  47.56             --                 --            --           (32.15)%
         All contract charges                               --          3,095           $148,022            --               --
  2001   Lowest contract charge 0.90% Class B         $  71.03             --                 --            --           (24.65)%
         Highest contract charge 1.45% Class B        $  70.10             --                 --            --           (25.07)%
         All contract charges                               --          3,603           $253,526          0.01%              --
  2000   Lowest contract charge 0.90% Class B         $  94.27             --                 --            --           (19.12)%
         Highest contract charge 1.45% Class B        $  93.56             --                 --            --           (19.57)%
         All contract charges                               --          3,260           $305,650          0.82%              --
EQ/Alliance Quality Bond
------------------------
         Unit Value 0.90% to 1.45%*
  2004   Lowest contract charge 0.90% Class A (p)     $ 162.53             --                 --            --             3.07%
         Highest contract charge 1.45% Class A        $ 130.89             --                 --            --             2.50%
         All contract charges                               --            795           $131,674          4.12%              --
  2003   Lowest contract charge 0.90% Class A (p)     $ 157.69             --                 --            --             2.87%
         Highest contract charge 1.45% Class A        $ 127.69             --                 --            --             2.29%
         All contract charges                               --            889           $143,533          2.80%              --
  2002   Lowest contract charge 1.34% Class A         $ 157.39             --                 --            --             6.49%
         Highest contract charge 1.45% Class A        $ 124.83             --                 --            --             6.38%
         All contract charges                               --          1,015           $160,021          4.01%              --
  2001   Lowest contract charge 1.34% Class A         $ 147.79             --                 --            --             6.83%
         Highest contract charge 1.45% Class A        $ 117.34             --                 --            --             6.72%
         All contract charges                               --            960           $142,202          6.63%              --
  2000   Lowest contract charge 1.34% Class A         $ 138.33             --                 --            --             9.99%
         Highest contract charge 1.45% Class A        $ 109.96             --                 --            --             9.87%
         All contract charges                               --            618           $ 85,769          6.24%              --
EQ/Alliance Quality Bond
------------------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 128.05             --                 --            --             3.23%
         Highest contract charge 1.20% Class B        $ 130.97             --                 --            --             2.50%
         All contract charges                               --            261           $ 34,083          4.12%              --
  2003   Lowest contract charge 0.50% Class B (g)     $ 124.04             --                 --            --             3.02%
         Highest contract charge 1.20% Class B        $ 127.77             --                 --            --             2.30%
         All contract charges                               --            274           $ 34,954          2.80%              --
  2002   Lowest contract charge 0.50% Class B (g)     $ 120.40             --                 --            --             5.93%
         Highest contract charge 1.20% Class B        $ 124.90             --                 --            --             6.37%
         All contract charges                               --            292           $ 36,469          4.01%              --
  2001   Lowest contract charge 0.90% Class B         $ 118.44             --                 --            --             7.04%
         Highest contract charge 1.20% Class B        $ 117.42             --                 --            --             6.72%
         All contract charges                               --            226           $ 26,498          6.63%              --
  2000   Lowest contract charge 0.90% Class B         $ 110.65             --                 --            --            10.29%
         Highest contract charge 1.20% Class B        $ 110.03             --                 --            --             9.95%
         All contract charges                               --             55           $  6,037          6.24%              --

                                     FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Alliance Small Cap Growth (i)
-------------------------------
         Unit Value 0.90% to 1.45%*
  2004   Lowest contract charge 0.90% Class A (p)      $ 161.98               --                 --            --           13.24%
         Highest contract charge 1.45% Class A         $ 114.00               --                 --            --           12.61%
         All contract charges                                --            1,990           $311,435            --              --
  2003   Lowest contract charge 0.90% Class A (p)      $ 143.04               --                 --            --           40.02%
         Highest contract charge 1.45% Class A         $ 101.24               --                 --            --           39.23%
         All contract charges                                --            2,070           $287,364            --              --
  2002   Lowest contract charge 1.34% Class A          $  99.61               --                 --            --          (31.02)%
         Highest contract charge 1.45% Class A         $  72.71               --                 --            --          (31.09)%
         All contract charges                                --            2,062           $205,395            --              --
  2001   Lowest contract charge 1.34% Class A          $ 144.40               --                 --            --          (14.20)%
         Highest contract charge 1.45% Class A         $ 105.52               --                 --            --          (14.29)%
         All contract charges                                --            2,094           $302,370          1.04%             --
  2000   Lowest contract charge 1.34% Class A          $ 168.29               --                 --            --           12.46%
         Highest contract charge 1.45% Class A         $ 123.11               --                 --            --           12.34%
         All contract charges                                --            1,996           $335,817            --              --
EQ/Alliance Small Cap Growth (i)
-------------------------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)      $  83.58               --                 --            --           13.42%
         Highest contract charge 1.20% Class B         $ 114.03               --                 --            --           12.61%
         All contract charges                                --              408           $ 50,408            --              --
  2003   Lowest contract charge 0.50% Class B (g)      $  73.69               --                 --            --           40.24%
         Highest contract charge 1.20% Class B         $ 101.26               --                 --            --           39.24%
         All contract charges                                --              398           $ 43,568            --              --
  2002   Lowest contract charge 0.50% Class B (g)      $  52.55               --                 --            --          (29.03)%
         Highest contract charge 1.20% Class B         $  72.72               --                 --            --          (31.08)%
         All contract charges                                --              358           $ 28,243            --              --
  2001   Lowest contract charge 0.90% Class B          $ 106.88               --                 --            --          (14.02)%
         Highest contract charge 1.20% Class B         $ 105.51               --                 --            --          (14.29)%
         All contract charges                                --              297           $ 34,050          1.04%             --
  2000   Lowest contract charge 0.90% Class B          $ 124.31               --                 --            --           12.63%
         Highest contract charge 1.20% Class B         $ 123.09               --                 --            --           12.29%
         All contract charges                                --              173           $ 22,830            --              --
EQ/Bernstein Diversified Value (f)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)      $ 128.95               --                 --            --           12.88%
         Highest contract charge 1.45% Class B (b)     $ 121.57               --                 --            --           11.80%
         All contract charges                                --            2,885           $331,846          2.14%             --
  2003   Lowest contract charge 0.50% Class B (g)      $ 114.24               --                 --            --           28.10%
         Highest contract charge 1.45% Class B (b)     $ 108.74               --                 --            --           26.88%
         All contract charges                                --            2,551           $261,872          1.40%             --
  2002   Lowest contract charge 0.50% Class B (g)      $  89.18               --                 --            --          (13.16)%
         Highest contract charge 1.45% Class B (b)     $  85.70               --                 --            --          (14.89)%
         All contract charges                                --            2,309           $186,392          1.38%             --
  2001   Lowest contract charge 0.90% Class B (b)      $  95.39               --                 --            --          ( 2.09)%
         Highest contract charge 1.45% Class B (b)     $ 100.70               --                 --            --          ( 2.43)%
         All contract charges                                --            1,681           $158,997          1.37%             --
  2000   Lowest contract charge 1.34% Class B          $  95.93               --                 --            --          ( 4.07)%
         Highest contract charge 1.35% Class B         $  95.93               --                 --            --          ( 4.07)%
         All contract charges                                --               --                 --          1.39%             --
EQ/Calvert Socially Responsible
-------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)      $  75.08               --                 --            --            3.07%
         Highest contract charge 1.45% Class B (g)     $ 104.60               --                 --            --            2.09%

                                     FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Calvert Socially Responsible (Continued)
-------------------------------------------
         All contract charges                               --               128           $ 10,635            --              --
  2003   Lowest contract charge 0.50% Class B (g)     $  72.85                --                 --            --           27.31%
         Highest contract charge 1.45% Class B (g)    $ 102.46                --                 --            --           26.09%
         All contract charges                               --                96           $  7,714            --              --
  2002   Lowest contract charge 0.50% Class B (g)     $  57.22                --                 --            --          (27.00)%
         Highest contract charge 1.45% Class B (g)    $  81.26                --                 --            --          (27.52)%
         All contract charges                               --                61           $  3,909            --              --
  2001   Lowest contract charge 0.90% Class B         $  87.65                --                 --            --          (15.47)%
         Highest contract charge 1.35% Class B        $  86.71                --                 --            --          (15.85)%
         All contract charges                               --                33           $  2,862          2.86%             --
  2000   Lowest contract charge 0.90% Class B         $ 103.69                --                 --            --          ( 3.78)%
         Highest contract charge 1.35% Class B        $ 103.04                --                 --            --          ( 4.21)%
         All contract charges                               --                15           $  1,546          6.60%             --
EQ/Capital Guardian Growth
--------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $  62.01                --                 --            --            5.01%
         Highest contract charge 1.45% Class B (g)    $  91.64                --                 --            --            4.00%
         All contract charges                               --                69           $  4,814          0.57%             --
  2003   Lowest contract charge 0.50% Class B (g)     $  59.05                --                 --            --           23.33%
         Highest contract charge 1.45% Class B (g)    $  88.12                --                 --            --           22.16%
         All contract charges                               --                62           $  4,010          0.16%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  47.88                --                 --            --          (25.82)%
         Highest contract charge 1.45% Class B (g)    $  72.13                --                 --            --          (27.41)%
         All contract charges                               --                32           $  1,722          0.22%             --
  2001   Lowest contract charge 0.90% Class B         $  74.89                --                 --            --          (25.14)%
         Highest contract charge 1.35% Class B        $  74.09                --                 --            --          (25.49)%
         All contract charges                               --                 5           $    370            --              --
  2000   Lowest contract charge 0.90% Class B         $ 100.04                --                 --            --          (18.51)%
         Highest contract charge 1.35% Class B        $  99.43                --                 --            --          (18.87)%
         All contract charges                               --                 4           $    398          1.87%             --
EQ/Capital Guardian International
---------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $  91.97                --                 --            --           13.04%
         Highest contract charge 1.45% Class B (g)    $ 122.57                --                 --            --           11.97%
         All contract charges                               --               436           $ 44,312          1.74%             --
  2003   Lowest contract charge 0.50% Class B (g)     $  81.36                --                 --            --           31.97%
         Highest contract charge 1.45% Class B (g)    $ 109.47                --                 --            --           30.70%
         All contract charges                               --               230           $ 20,780          1.64%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  61.65                --                 --            --          (14.59)%
         Highest contract charge 1.45% Class B (g)    $  83.76                --                 --            --          (16.28)%
         All contract charges                               --                82           $  5,617          2.20%             --
  2001   Lowest contract charge 0.90% Class B         $  81.56                --                 --            --          (21.63)%
         Highest contract charge 1.35% Class B        $  80.69                --                 --            --          (21.96)%
         All contract charges                               --                 2           $    162          1.93%             --
  2000   Lowest contract charge 0.90% Class B         $ 104.07                --                 --            --          (19.80)%
         Highest contract charge 1.35% Class B        $ 103.40                --                 --            --          (20.19)%
         All contract charges                               --                --                 --          0.43%             --
EQ/Capital Guardian Research (k)
-------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 106.60                --                 --            --           10.35%
         Highest contract charge 1.45% Class B        $ 113.12                --                 --            --            9.30%
         All contract charges                               --             1,374           $156,747          0.62%             --
  2003   Lowest contract charge 0.50% Class B (g)     $  96.60                --                 --            --           30.84%
         Highest contract charge 1.45% Class B        $ 103.50                --                 --            --           29.58%

                                     FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                    --------------------------------------------------------------------------------
                                                        Units             Units          Net Assets     Investment         Total
                                                     Fair Value    Outstanding (000's)     (000's)    Income Ratio**     Return***
                                                    ------------  --------------------- ------------ ---------------- --------------
EQ/Capital Guardian Research (k) (Continued)
--------------------------------------------
         All contract charges                              --             1,433           $149,248          0.43%              --
  2002   Lowest contract charge 0.50% Class B (g)    $  73.83                --                 --            --           (22.82)%
         Highest contract charge 1.45% Class B       $  79.87                --                 --            --           (25.76)%
         All contract charges                              --             1,445           $115,919          0.50%              --
  2001   Lowest contract charge 0.90% Class B        $ 109.00                --                 --            --           ( 2.90)%
         Highest contract charge 1.45% Class B       $ 107.58                --                 --            --           ( 3.45)%
         All contract charges                              --               137           $ 14,798          0.27%              --
  2000   Lowest contract charge 0.90% Class B        $ 112.26                --                 --            --             4.96%
         Highest contract charge 1.45% Class B       $ 111.42                --                 --            --             4.38%
         All contract charges                              --                59           $  6,589          2.11%              --
EQ/Capital Guardian U.S. Equity (h)
-----------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)    $ 109.96                --                 --            --             8.78%
         Highest contract charge 1.45% Class B       $ 109.11                --                 --            --             7.74%
         All contract charges                              --               937           $103,281          0.51%              --
  2003   Lowest contract charge 0.50% Class B (g)    $ 101.08                --                 --            --            35.72%
         Highest contract charge 1.45% Class B       $ 101.27                --                 --            --            34.42%
         All contract charges                              --               761           $ 77,522          0.35%              --
  2002   Lowest contract charge 0.50% Class B (g)    $  74.48                --                 --            --           (22.46)%
         Highest contract charge 1.45% Class B       $  75.34                --                 --            --           (24.78)%
         All contract charges                              --               473           $ 35,863          0.59%              --
  2001   Lowest contract charge 0.90% Class B        $ 101.25                --                 --            --           ( 3.12)%
         Highest contract charge 1.45% Class B       $ 100.16                --                 --            --           ( 3.43)%
         All contract charges                              --               127           $ 12,769          0.41%              --
  2000   Lowest contract charge 0.90% Class B        $ 104.51                --                 --            --             2.65%
         Highest contract charge 1.45% Class B       $ 103.72                --                 --            --             4.49%
         All contract charges                              --                48           $  4,990          2.41%              --
EQ/Emerging Markets Equity
--------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)    $ 134.82                --                 --            --            23.06%
         Highest contract charge 1.45% Class B       $ 150.61                --                 --            --            21.88%
         All contract charges                              --             1,293           $146,341          0.68%              --
  2003   Lowest contract charge 0.50% Class B (g)    $ 109.56                --                 --            --            55.14%
         Highest contract charge 1.45% Class B       $ 123.57                --                 --            --            53.67%
         All contract charges                              --             1,107           $101,661          0.84%              --
  2002   Lowest contract charge 0.50% Class B (g)    $  70.62                --                 --            --           ( 8.45)%
         Highest contract charge 1.45% Class B       $  80.41                --                 --            --           ( 7.27)%
         All contract charges                              --             1,023           $ 60,620            --               --
  2001   Lowest contract charge 0.90% Class B        $ 111.05                --                 --            --           ( 6.01)%
         Highest contract charge 1.45% Class B       $  86.72                --                 --            --           ( 6.53)%
         All contract charges                              --               966           $ 61,468            --               --
  2000   Lowest contract charge 0.90% Class B        $ 118.14                --                 --            --           (40.58)%
         Highest contract charge 1.45% Class B       $  92.78                --                 --            --           (40.92)%
         All contract charges                              --             1,033           $ 69,976          7.62%              --
EQ/Enterprise Equity
--------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (r)    $ 111.43                --                 --            --            12.32%
         Highest contract charge 1.45% Class B(r)    $ 111.19                --                 --            --            12.12%
         All contract charges                              --                 9           $    969            --               --
EQ/Enterprise Equity Income
---------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B(r)     $ 107.17                --                 --            --             9.05%
         Highest contract charge 1.45% Class B(r)    $ 106.95                --                 --            --             8.85%
         All contract charges                              --                41           $  4,334          4.19%              --

                                     FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Units             Units          Net Assets     Investment        Total
                                                     Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                    ------------  --------------------- ------------ ---------------- ------------
EQ/Enterprise Growth
--------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B(r)      $ 104.85               --                  --           --            7.93%
         Highest contract charge 1.45% Class B(r)     $ 104.63               --                  --           --            7.74%
         All contract charges                               --                2          $      224         0.27%             --
EQ/Enterprise Growth and Income
-------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (r)     $ 109.44               --                  --           --           11.67%
         Highest contract charge 1.45% Class B(r)     $ 109.21               --                  --           --           11.48%
         All contract charges                               --                1          $      220         2.62%             --
EQ/Enterprise Small Company Growth
----------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (r)     $ 114.80               --                  --           --           14.09%
         Highest contract charge 1.45% Class B(r)     $ 114.56               --                  --           --           13.88%
         All contract charges                               --                4          $      471           --              --
EQ/Enterprise Small Company Value
---------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (r)     $ 113.44               --                  --           --           13.51%
         Highest contract charge 1.45% Class B(r)     $ 113.20               --                  --           --           13.31%
         All contract charges                               --               47          $    5,219         9.02%             --
EQ/Equity 500 Index (d)
----------------------
         Unit Value 0.90% to 1.45%*
  2004   Lowest contract charge 0.90% Class A (p)     $ 190.50               --                  --           --            9.51%
         Highest contract charge 1.45% Class A        $ 100.31               --                  --           --            8.91%
         All contract charges                               --            3,638          $  957,647         1.66%             --
  2003   Lowest contract charge 0.90% Class A (p)     $ 173.95               --                  --           --           26.99%
         Highest contract charge 1.45% Class A        $  92.10               --                  --           --           26.29%
         All contract charges                               --            3,812          $  921,012         1.53%             --
  2002   Lowest contract charge 1.34% Class A         $ 191.65               --                  --           --          (23.23)%
         Highest contract charge 1.45% Class A        $  72.93               --                  --           --          (23.32)%
         All contract charges                               --            3,939          $  753,523         1.07%             --
  2001   Lowest contract charge 1.34% Class A         $ 249.66               --                  --           --          (13.13)%
         Highest contract charge 1.45% Class A        $  95.12               --                  --           --          (13.23)%
         All contract charges                               --            4,448          $1,108,749         1.00%             --
  2000   Lowest contract charge 1.34% Class A         $ 287.40               --                  --           --          (10.78)%
         Highest contract charge 1.45% Class A        $ 109.62               --                  --           --          (10.89)%
         All contract charges                               --            4,779          $1,371,123         0.66%             --
EQ/Equity 500 Index (d)
----------------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)     $  86.86               --                  --           --            9.68%
         Highest contract charge 1.20% Class B        $ 100.33               --                  --           --            8.91%
         All contract charges                               --              860          $   83,780         1.66%             --
  2003   Lowest contract charge 0.50% Class B (g)     $  79.19               --                  --           --           27.18%
         Highest contract charge 1.20% Class B        $  92.12               --                  --           --           26.30%
         All contract charges                               --              740          $   66,130         1.53%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  62.27               --                  --           --          (22.13)%
         Highest contract charge 1.20% Class B        $  72.94               --                  --           --          (23.32)%
         All contract charges                               --              641          $   45,105         1.07%             --
  2001   Lowest contract charge 0.90% Class B         $  97.75               --                  --           --          (12.96)%
         Highest contract charge 1.20% Class B        $  95.13               --                  --           --          (13.23)%
         All contract charges                               --              513          $   47,067         1.00%             --
  2000   Lowest contract charge 0.90% Class B         $ 112.30               --                  --           --          (10.62)%
         Highest contract charge 1.20% Class B        $ 109.63               --                  --           --          (10.88)%
         All contract charges                               --              391          $   41,860         0.66%             --

                                     FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Evergreen Omega
------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $  82.98                --                 --            --            6.51%
         Highest contract charge 1.45% Class B        $  81.56                --                 --            --            5.49%
         All contract charges                               --               298           $ 24,676          0.35%             --
  2003   Lowest contract charge 0.50% Class B (g)     $  77.91                --                 --            --           37.51%
         Highest contract charge 1.45% Class B        $  77.31                --                 --            --           36.21%
         All contract charges                               --               168           $ 12,964            --              --
  2002   Lowest contract charge 0.50% Class B (g)     $  56.66                --                 --            --          (22.68)%
         Highest contract charge 1.45% Class B        $  56.76                --                 --            --          (25.12)%
         All contract charges                               --                79           $  4,434            --              --
  2001   Lowest contract charge 0.90% Class B         $  76.82                --                 --            --          (17.75)%
         Highest contract charge 1.45% Class B        $  75.81                --                 --            --          (18.77)%
         All contract charges                               --                47           $  3,577          0.01%             --
  2000   Lowest contract charge 0.90% Class B         $  93.40                --                 --            --          (12.51)%
         Highest contract charge 1.45% Class B        $  93.33                --                 --            --          (12.39)%
         All contract charges                               --                22           $  2,043          0.36%             --
EQ/FI Mid Cap
-------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 118.33                --                 --            --           15.45%
         Highest contract charge 1.45% Class B (b)    $ 110.90                --                 --            --           14.35%
         All contract charges                               --             1,999           $223,196          6.85%             --
  2003   Lowest contract charge 0.50% Class B (g)     $ 102.49                --                 --            --           42.89%
         Highest contract charge 1.45% Class B (b)    $  96.98                --                 --            --           41.52%
         All contract charges                               --             1,577           $153,931            --              --
  2002   Lowest contract charge 0.50% Class B (g)     $  71.73                --                 --            --          (15.36)%
         Highest contract charge 1.45% Class B (b)    $  68.53                --                 --            --          (19.65)%
         All contract charges                               --             1,061           $ 73,034          0.02%             --
  2001   Lowest contract charge 0.90% Class B (b)     $  85.92                --                 --            --          (14.19)%
         Highest contract charge 1.45% Class B (b)    $  85.28                --                 --            --          (14.68)%
         All contract charges                               --               619           $ 52,918          0.23%             --
  2000   Lowest contract charge 0.90% Class B (b)     $ 100.13                --                 --            --            0.13%
         Highest contract charge 1.45% Class B (b)    $  99.95                --                 --            --          ( 0.05)%
         All contract charges                               --               103           $ 10,299          0.41%             --
EQ/FI Small/Mid Cap Value
-------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 148.09                --                 --            --           17.26%
         Highest contract charge 1.45% Class B        $ 113.08                --                 --            --           16.14%
         All contract charges                               --             2,707           $379,449          9.31%             --
  2003   Lowest contract charge 0.50% Class B (g)     $ 126.30                --                 --            --           32.60%
         Highest contract charge 1.45% Class B        $  97.37                --                 --            --           31.33%
         All contract charges                               --             2,510           $303,154          0.40%             --
  2002   Lowest contract charge 0.50% Class B (g)     $  95.25                --                 --            --          (13.55)%
         Highest contract charge 1.45% Class B        $  74.14                --                 --            --          (15.94)%
         All contract charges                               --             2,329           $214,099          0.57%             --
  2001   Lowest contract charge 0.90% Class B         $ 111.62                --                 --            --            3.06%
         Highest contract charge 1.45% Class B        $  88.20                --                 --            --            2.49%
         All contract charges                               --             1,511           $166,025          0.75%             --
  2000   Lowest contract charge 0.90% Class B         $ 108.31                --                 --            --            4.20%
         Highest contract charge 1.45% Class B        $  86.06                --                 --            --            3.62%
         All contract charges                               --               675           $ 73,141          0.95%             --
EQ/J.P. Morgan Core Bond
------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)     $ 115.07                --                 --            --            3.58%
         Highest contract charge 1.45% Class B (g)    $ 111.72                --                 --            --            2.59%

                                     FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/J.P. Morgan Core Bond (Continued)
------------------------------------
         All contract charges                                --              627           $ 70,510          4.85%             --
  2003   Lowest contract charge 0.50% Class B (g)      $ 111.09               --                 --            --            2.85%
         Highest contract charge 1.45% Class B (g)     $ 108.90               --                 --            --            1.87%
         All contract charges                                --              468           $ 51,312          3.72%             --
  2002   Lowest contract charge 0.50% Class B (g)      $ 108.01               --                 --            --            7.52%
         Highest contract charge 1.45% Class B (g)     $ 106.90               --                 --            --            6.52%
         All contract charges                                --              291           $ 31,127         10.10%             --
EQ/Janus Large Cap Growth
-------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)      $  66.62               --                 --            --           11.59%
         Highest contract charge 1.45% Class B (b)     $  59.97               --                 --            --           10.52%
         All contract charges                                --            1,078           $ 65,101          0.26%             --
  2003   Lowest contract charge 0.50% Class B (g)      $  59.71               --                 --            --           25.22%
         Highest contract charge 1.45% Class B (b)     $  54.27               --                 --            --           24.03%
         All contract charges                                --            1,000           $ 54,626            --              --
  2002   Lowest contract charge 0.50% Class B (g)      $  47.68               --                 --            --          (30.06)%
         Highest contract charge 1.45% Class B (b)     $  43.75               --                 --            --          (31.32)%
         All contract charges                                --              864           $ 37,973            --              --
  2001   Lowest contract charge 0.90% Class B (b)      $  64.18               --                 --            --          (23.63)%
         Highest contract charge 1.45% Class B (b)     $  63.71               --                 --            --          (24.08)%
         All contract charges                                --              670           $ 42,787          0.01%             --
  2000   Lowest contract charge 0.90% Class B (b)      $  84.07               --                 --            --          (15.93)%
         Highest contract charge 1.45% Class B (b)     $  83.92               --                 --            --          (16.08)%
         All contract charges                                --              189           $ 15,869          0.32%             --
EQ/JP Morgan Value Opportunities
--------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)      $ 108.69               --                 --            --           10.33%
         Highest contract charge 1.45% Class B         $ 102.84               --                 --            --            9.27%
         All contract charges                                --              497           $ 63,509          1.28%             --
  2003   Lowest contract charge 0.50% Class B (g)      $  98.51               --                 --            --           26.18%
         Highest contract charge 1.45% Class B         $  94.11               --                 --            --           24.98%
         All contract charges                                --              530           $ 61,883          1.35%             --
  2002   Lowest contract charge 0.50% Class B (g)      $  78.07               --                 --            --          (18.47)%
         Highest contract charge 1.45% Class B         $  75.30               --                 --            --          (20.23)%
         All contract charges                                --              563           $ 52,829          1.30%             --
  2001   Lowest contract charge 0.90% Class B          $  96.20               --                 --            --          ( 7.65)%
         Highest contract charge 1.45% Class B         $  94.40               --                 --            --          ( 8.17)%
         All contract charges                                --              602           $ 71,054          0.92%             --
  2000   Lowest contract charge 0.90% Class B          $ 109.17               --                 --            --            5.83%
         Highest contract charge 1.45% Class B         $ 102.80               --                 --            --            5.24%
         All contract charges                                --              566           $ 73,201          0.93%             --
EQ/Lazard Small Cap Value
-------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)      $ 173.24               --                 --            --           16.52%
         Highest contract charge 1.45% Class B (g)     $ 137.16               --                 --            --           15.41%
         All contract charges                                --              834           $144,080         12.28%             --
  2003   Lowest contract charge 0.50% Class B (g)      $ 148.68               --                 --            --           36.69%
         Highest contract charge 1.45% Class B (g)     $ 118.84               --                 --            --           35.39%
         All contract charges                                --              563           $ 84,203          1.41%             --
  2002   Lowest contract charge 0.50% Class B (g)      $ 108.77               --                 --            --          (13.98)%
         Highest contract charge 1.45% Class B (g)     $  87.78               --                 --            --          (15.10)%
         All contract charges                                --              304           $ 33,624          0.92%             --
  2001   Lowest contract charge 0.90% Class B          $ 133.62               --                 --            --           16.68%
         Highest contract charge 1.35% Class B         $ 132.19               --                 --            --           16.15%

                                     FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                     -------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------  --------------------- ------------ ---------------- -------------
EQ/Lazard Small Cap Value (Continued)
-------------------------------------

         All contract charges                                --                6           $    794          6.38%             --
  2000   Lowest contract charge 0.90% Class B          $ 114.52               --                 --            --           17.46%
         Highest contract charge 1.35% Class B         $ 113.81               --                 --            --           16.92%
         All contract charges                                --                1           $    114          4.22%             --
EQ/Marsico Focus
----------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)      $ 133.98               --                 --            --            9.96%
         Highest contract charge 1.45% Class B (c)     $ 129.87               --                 --            --            8.91%
         All contract charges                                --            1,280           $167,297            --              --
  2003   Lowest contract charge 0.50% Class B (g)      $ 121.84               --                 --            --           30.48%
         Highest contract charge 1.45% Class B (c)     $ 119.25               --                 --            --           29.24%
         All contract charges                                --            1,027           $122,876            --              --
  2002   Lowest contract charge 0.50% Class B (g)      $  93.38               --                 --            --          (12.03)%
         Highest contract charge 1.45% Class B (c)     $  92.27               --                 --            --          (12.84)%
         All contract charges                                --              423           $ 39,072          0.05%             --
  2001   Lowest contract charge 0.90% Class B (c)      $ 106.02               --                 --            --            6.02%
         Highest contract charge 1.45% Class B (c)     $ 105.87               --                 --            --            5.94%
         All contract charges                                --               14           $  1,483            --              --
EQ/Mercury Basic Value Equity
-----------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)      $ 127.54               --                 --            --           10.02%
         Highest contract charge 1.45% Class B         $ 152.01               --                 --            --            8.97%
         All contract charges                                --            1,868           $346,892          5.19%             --
  2003   Lowest contract charge 0.50% Class B (g)      $ 115.93               --                 --            --           30.53%
         Highest contract charge 1.45% Class B         $ 139.50               --                 --            --           29.30%
         All contract charges                                --            1,731           $297,750          0.55%             --
  2002   Lowest contract charge 0.50% Class B (g)      $  88.81               --                 --            --          (15.42)%
         Highest contract charge 1.45% Class B         $ 107.89               --                 --            --          (17.87)%
         All contract charges                                --            1,648           $219,767          1.14%             --
  2001   Lowest contract charge 0.90% Class B          $ 131.84               --                 --            --            4.58%
         Highest contract charge 1.45% Class B         $ 131.37               --                 --            --            4.00%
         All contract charges                                --            1,296           $211,877          3.87%             --
  2000   Lowest contract charge 0.90% Class B          $ 126.07               --                 --            --           10.81%
         Highest contract charge 1.45% Class B         $ 126.32               --                 --            --           10.19%
         All contract charges                                --              736           $117,494          5.30%             --
EQ/Mercury International Value (j)
---------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)      $  96.39               --                 --            --           21.04%
         Highest contract charge 1.45% Class B (g)     $ 124.61               --                 --            --           19.88%
         All contract charges                                --            1,299           $149,224          1.64%             --
  2003   Lowest contract charge 0.50% Class B (g)      $  79.64               --                 --            --           27.40%
         Highest contract charge 1.45% Class B (g)     $ 103.95               --                 --            --           26.18%
         All contract charges                                --            1,180           $112,754          2.36%             --
  2002   Lowest contract charge 0.50% Class B (g)      $  62.51               --                 --            --          (15.83)%
         Highest contract charge 1.45% Class B (g)     $  82.38               --                 --            --          (17.85)%
         All contract charges                                --            1,142           $ 86,429          0.99%             --
  2001   Lowest contract charge 0.90% Class B          $  92.80               --                 --            --          (22.23)%
         Highest contract charge 1.35% Class B         $  91.80               --                 --            --          (22.59)%
         All contract charges                                --               12           $  1,101          0.72%             --
  2000   Lowest contract charge 0.90% Class B          $ 119.32               --                 --            --          (13.11)%
         Highest contract charge 1.35% Class B         $ 118.59               --                 --            --          (13.49)%
         All contract charges                                --               10           $  1,186         12.29%             --

                                     FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                    ------------------------------------------------------------------------------
                                                        Units            Units          Net Assets     Investment        Total
                                                     Fair Value   Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                    ------------ --------------------- ------------ ---------------- -------------
EQ/MFS Emerging Growth Companies
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)    $  51.89               --                 --            --           12.06%
         Highest contract charge 1.45% Class B       $  84.23               --                 --            --           10.99%
         All contract charges                              --            2,943           $364,787            --              --
  2003   Lowest contract charge 0.50% Class B (g)    $  46.31               --                 --            --           28.66%
         Highest contract charge 1.45% Class B       $  75.89               --                 --            --           27.44%
         All contract charges                              --            3,251           $364,052            --              --
  2002   Lowest contract charge 0.50% Class B (g)    $  35.99               --                 --            --          (33.56)%
         Highest contract charge 1.45% Class B       $  59.55               --                 --            --          (35.28)%
         All contract charges                              --            3,497           $306,986            --              --
  2001   Lowest contract charge 0.90% Class B        $  87.46               --                 --            --          (34.64)%
         Highest contract charge 1.45% Class B       $  92.01               --                 --            --          (35.01)%
         All contract charges                              --            4,160           $562,209          0.02%             --
  2000   Lowest contract charge 0.90% Class B        $ 133.82               --                 --            --          (19.56)%
         Highest contract charge 1.45% Class B       $ 141.58               --                 --            --          (20.01)%
         All contract charges                              --            4,418           $923,853          2.04%             --
EQ/MFS Investors Trust
----------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)    $  86.19               --                 --            --           10.84%
         Highest contract charge 1.45% Class B       $  86.99               --                 --            --            9.78%
         All contract charges                              --              196           $ 17,208          0.55%             --
  2003   Lowest contract charge 0.50% Class B (g)    $  77.76               --                 --            --           21.44%
         Highest contract charge 1.45% Class B       $  79.23               --                 --            --           20.27%
         All contract charges                              --              217           $ 17,350          0.70%             --
  2002   Lowest contract charge 0.50% Class B (g)    $  64.03               --                 --            --          (20.43)%
         Highest contract charge 1.45% Class B       $  65.88               --                 --            --          (22.16)%
         All contract charges                              --              166           $ 10,978          0.60%             --
  2001   Lowest contract charge 0.90% Class B        $  85.75               --                 --            --          (16.74)%
         Highest contract charge 1.45% Class B       $  84.63               --                 --            --          (17.21)%
         All contract charges                              --              126           $ 10,711          0.43%             --
  2000   Lowest contract charge 0.90% Class B        $ 102.99               --                 --            --          ( 1.59)%
         Highest contract charge 1.45% Class B       $ 102.22               --                 --            --          ( 2.13)%
         All contract charges                              --               99           $  8,909          0.50%             --
EQ/Money Market
---------------
         Unit Value 0.74% to 1.49%*
  2004   Lowest contract charge 0.74% Class A        $  42.43               --                 --            --            0.41%
         Highest contract charge 1.49% Class A       $  33.69               --                 --            --          ( 0.36)%
         All contract charges                              --            1,808           $ 79,290          0.97%             --
  2003   Lowest contract charge 0.74% Class A        $  42.25               --                 --            --            0.20%
         Highest contract charge 1.49% Class A       $  33.81               --                 --            --          ( 0.56)%
         All contract charges                              --            2,080           $105,282          0.71%             --
  2002   Lowest contract charge 0.74% Class A        $  42.17               --                 --            --            0.87%
         Highest contract charge 1.49% Class A       $  34.00               --                 --            --            0.11%
         All contract charges                              --            2,943           $151,511          1.34%             --
  2001   Lowest contract charge 0.74% Class A        $  41.81               --                 --            --            3.23%
         Highest contract charge 1.49% Class A       $  33.96               --                 --            --            2.44%
         All contract charges                              --            2,954           $162,479          3.78%             --
  2000   Lowest contract charge 0.74% Class A        $  40.50               --                 --            --            5.61%
         Highest contract charge 1.49% Class A       $  33.15               --                 --            --            4.81%
         All contract charges                              --            2,470           $134,309          5.20%             --
EQ/Money Market
---------------
         Unit Value 0.50% to 1.20%*
  2004   Lowest contract charge 0.50% Class B (g)    $ 105.58               --                 --            --            0.27%
         Highest contract charge 1.20% Class B       $ 111.56               --                 --            --          ( 0.43)%

                                     FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Continued)

December 31, 2004


7. Accumulation Unit Values (Continued)

Shown below is accumulation unit value information for units outstanding throughout the periods indicated.

                                                                                   Years Ended December 31,
                                                     ------------------------------------------------------------------------------
                                                         Units             Units          Net Assets     Investment        Total
                                                      Fair Value    Outstanding (000's)     (000's)    Income Ratio**    Return***
                                                     ------------  --------------------- ------------ ---------------- ------------
EQ/Money Market (Continued)
---------------------------

         All contract charges                                --             253             $36,394          0.97%            --
  2003   Lowest contract charge 0.50% Class B (g)      $ 105.29              --                  --            --           0.07%
         Highest contract charge 1.20% Class B         $ 112.05              --                  --            --         ( 0.64)%
         All contract charges                                --             316             $34,814          0.71%            --
  2002   Lowest contract charge 0.50% Class B (g)      $ 105.22              --                  --            --           0.70%
         Highest contract charge 1.20% Class B         $ 112.77              --                  --            --           0.02%
         All contract charges                                --             387             $42,749          1.34%            --
  2001   Lowest contract charge 0.90% Class B (g)      $ 114.06              --                  --            --           2.64%
         Highest contract charge 1.20% Class B         $ 112.74              --                  --            --           2.31%
         All contract charges                                --             396             $43,718          3.78%            --
  2000   Lowest contract charge 0.90% Class B (g)      $ 111.13              --                  --            --           5.05%
         Highest contract charge 1.20% Class B         $ 110.19              --                  --            --           4.73%
         All contract charges                                --             199             $21,426          5.20%            --
EQ/Small Company Index
----------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (g)      $ 139.82              --                  --            --          17.08%
         Highest contract charge 1.45% Class B (g)     $ 135.75              --                  --            --          15.97%
         All contract charges                                --             597             $81,729          4.69%            --
  2003   Lowest contract charge 0.50% Class B (g)      $ 119.41              --                  --            --          45.13%
         Highest contract charge 1.45% Class B (g)     $ 117.06              --                  --            --          43.76%
         All contract charges                                --             344             $40,364          0.42%            --
  2002   Lowest contract charge 0.50% Class B (g)      $  82.28              --                  --            --         (20.43)%
         Highest contract charge 1.45% Class B (g)     $  81.43              --                  --            --         (21.16)%
         All contract charges                                --              99             $ 8,126          1.01%            --
Laudus Rosenberg VIT Value Long/Short Equity
--------------------------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (o)      $ 102.77              --                  --            --           3.11%
         Highest contract charge 1.45% Class B (o)     $ 101.55              --                  --            --           2.13%
         All contract charges                                --              16             $ 1,704            --             --
  2003   Lowest contract charge 0.50% Class B (o)      $  99.67              --                  --            --         ( 0.33)%
         Highest contract charge 1.45% Class B (o)     $  99.43              --                  --            --         ( 0.57)%
         All contract charges                                --               4             $   395            --             --
U.S. Real Estate -- Class II
----------------------------
         Unit Value 0.50% to 1.45%*
  2004   Lowest contract charge 0.50% Class B (o)      $ 144.92              --                  --            --          35.01%
         Highest contract charge 1.45% Class B (o)     $ 143.20              --                  --            --          34.10%
         All contract charges                                --             356             $51,219          2.49%            --
  2003   Lowest contract charge 0.50% Class B (o)      $ 107.04              --                  --            --           7.04%
         Highest contract charge 1.45% Class B (o)     $ 106.78              --                  --            --           6.78%
         All contract charges                                --              23             $ 2,405            --             --

----------

(a) Units were made available for sale on May 22, 2000.
(b) Units were made available for sale on September 22, 2000.
(c) Units were made available for sale on October 22, 2001.
(d) A substitution of the BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000.
(e) A substitution of the EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios for AXA Moderate Allocation Portfolio for Alliance Investors occurred on May 18, 2001.
(f) A substitution of the T. Rowe Price Equity Income Portfolio for the EQ/Bernstein Diversified Value Portfolio occurred on May 18, 2001.
(g) Units were made available for sale on January 14, 2002.
(h) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity occurred on July 12, 2002.
(i) A substitution of EQ/AXP Strategy Aggressive Portfolio for EQ/Alliance Small Cap Growth occurred on July 12, 2002.
(j) A substitution of EQ/T. Rowe Price International Portfolio for EQ/Mercury International Value Portfolio occurred on April 26, 2002.
(k) A substitution of EQ/MFS Research Portfolio for the EQ/Capital Guardian Research Portfolio occurred on November 22, 2002.

                                     FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (Concluded)

December 31, 2004


7. Accumulation Unit Values (Concluded)

(l) A substitution of EQ/Alliance Global Portfolio for the EQ/Alliance International Portfolio occurred on November 22, 2002.
(m) A substitution of EQ/Alliance Growth Investors Portfolio for the AXA Moderate Allocation Portfolio occurred on November 22, 2002.
(n) A substitution of EQ/International Equity Index for EQ/Alliance International occurred on May 2, 2003 (See Note 5).
(o) Units were made available on October 20, 2003.
(p) Units were made available on June 20, 2003.
(q) A substitution of EQ/Technology for AXA Premier VIP Technology occurred on May 14, 2004 (See Note 5).
(r) Units were made available for sale on October 25, 2004.

* Expenses as percentage of average net assets (0.50%, 0.70%, 0.74%, 0.90%, 0.95%, 1.20%, 1.34%, 1.35%, 1.40%, 1.45% and 1.49% annualized) consisting primarily of mortality and expense charges, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner account through the redemption of units and expenses of the underlying fund have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as contractowners may not have selected all available and applicable contract options.

** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

*** These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated from the effective date through the end of the reporting period.

                                     FSA-65

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of AXA Equitable Life Insurance Company:

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholders' equity and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("AXA Equitable") at December 31, 2004 and December 31, 2003, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of Notes to the Consolidated Financial Statements, in 2004 AXA Equitable changed its method of accounting for variable interest entities and certain nontraditional long-duration contracts and for Separate Accounts and in 2002 changed its method of accounting for variable annuity products that contain guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 31, 2005

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2004 AND 2003

                                                                                 DECEMBER 31,          December 31,
                                                                                    2004                  2003
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

ASSETS

Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    30,722.3        $    29,095.5
  Mortgage loans on real estate.............................................        3,131.9              3,503.1
  Equity real estate, held for the production of income.....................          643.2                656.5
  Policy loans..............................................................        3,831.4              3,894.3
  Other equity investments..................................................        1,010.5                789.1
  Other invested assets.....................................................        1,112.1                825.2
                                                                              -----------------    -----------------
      Total investments.....................................................       40,451.4             38,763.7
Cash and cash equivalents...................................................        1,680.8                999.1
Cash and securities segregated, at estimated fair value.....................        1,489.0              1,285.8
Broker-dealer related receivables...........................................        2,187.7              2,284.7
Deferred policy acquisition costs...........................................        6,813.9              6,290.4
Goodwill and other intangible assets, net...................................        3,761.4              3,513.4
Amounts due from reinsurers.................................................        2,549.6              2,460.4
Loans to affiliates, at estimated fair value................................          400.0                400.0
Other assets................................................................        3,600.9              3,829.7
Separate Accounts' assets...................................................       61,559.4             54,438.1
                                                                              -----------------    -----------------

TOTAL ASSETS................................................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    26,875.1        $    25,307.7
Future policy benefits and other policyholders liabilities..................       14,099.6             13,934.7
Broker-dealer related payables..............................................          945.9              1,261.8
Customers related payables..................................................        2,658.7              1,897.5
Amounts due to reinsurers...................................................          994.0                936.5
Short-term and long-term debt...............................................        1,255.5              1,253.2
Income taxes payable........................................................        2,714.8              2,362.8
Other liabilities...........................................................        1,859.6              2,006.9
Separate Accounts' liabilities..............................................       61,559.4             54,300.6
Minority interest in equity of consolidated subsidiaries....................        2,040.4              1,744.9
Minority interest subject to redemption rights..............................          266.6                488.1
                                                                              -----------------    -----------------
      Total liabilities.....................................................      115,269.6            105,494.7
                                                                              -----------------    -----------------

Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,890.9              4,848.2
Retained earnings...........................................................        3,457.0              3,027.1
Accumulated other comprehensive income......................................          874.1                892.8
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        9,224.5              8,770.6
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $   124,494.1        $   114,265.3
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)
REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,595.4       $     1,376.7      $     1,315.5
Premiums......................................................          879.6               889.4              945.2
Net investment income.........................................        2,501.4             2,386.9            2,377.2
Investment gains (losses), net................................           65.0               (62.3)            (278.5)
Commissions, fees and other income............................        3,355.0             2,811.8            2,987.6
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        8,396.4             7,402.5            7,347.0
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        1,867.1             1,708.2            2,036.0
Interest credited to policyholders' account balances..........        1,038.1               969.7              972.5
Compensation and benefits.....................................        1,604.9             1,327.0            1,244.3
Commissions...................................................        1,017.3               991.9              788.8
Distribution plan payments....................................          374.2               370.6              392.8
Amortization of deferred sales commissions....................          177.4               208.6              229.0
Interest expense..............................................           76.8                82.3               95.7
Amortization of deferred policy acquisition costs.............          472.9               434.6              296.7
Capitalization of deferred policy acquisition costs...........       (1,015.9)             (990.7)            (754.8)
Rent expense..................................................          185.0               165.8              168.8
Amortization of other intangible assets, net..................           22.9                21.9               21.2
Alliance charge for mutual fund matters and legal proceedings.            -                 330.0                -
Other operating costs and expenses............................          901.5               832.4              827.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,722.2             6,452.3            6,318.4
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before
  income taxes and minority interest..........................        1,674.2               950.2            1,028.6
Income taxes..................................................         (396.3)             (240.5)             (50.9)
Minority interest in net income of consolidated subsidiaries..         (384.1)             (188.7)            (362.8)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          893.8               521.0              614.9
Earnings from other discontinued operations,
  net of income taxes.........................................            7.9                 3.4                5.6
Gain on sale of real estate held-for-sale, net of income taxes           31.1                 -                  -
Cumulative effect of accounting changes, net of
  income taxes................................................           (2.9)                -                (33.1)
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      929.9       $       524.4      $       587.4
                                                                =================  =================  =================





                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
    CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                         2004               2003               2002
                                                                   -----------------   ----------------   ----------------
                                                                                       (IN MILLIONS)
Common stock, at par value, beginning and end of year.........      $         2.5       $        2.5       $        2.5
                                                                   -----------------   ----------------   ----------------

Capital in excess of par value, beginning of year.............            4,848.2            4,812.8            4,753.6
Increase in additional paid in capital
    in excess of par value....................................               42.7               35.4               59.2
                                                                   -----------------   ----------------   ----------------
Capital in excess of par value, end of year...................            4,890.9            4,848.2            4,812.8
                                                                   -----------------   ----------------   ----------------

Retained earnings, beginning of year..........................            3,027.1            2,902.7            2,815.3
Net earnings..................................................              929.9              524.4              587.4
Shareholder dividends paid....................................             (500.0)            (400.0)            (500.0)
                                                                   -----------------   ----------------   ----------------
Retained earnings, end of year................................            3,457.0            3,027.1            2,902.7
                                                                   -----------------   ----------------   ----------------

Accumulated other comprehensive income,
  beginning of year...........................................              892.8              681.1              215.4
Other comprehensive (loss) income.............................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
Accumulated other comprehensive income, end of year...........              874.1              892.8              681.1
                                                                   -----------------   ----------------   ----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................      $     9,224.5       $    8,770.6       $    8,399.1
                                                                   =================   ================   ================

COMPREHENSIVE INCOME
Net earnings..................................................      $       929.9       $      524.4       $      587.4
                                                                   -----------------   ----------------   ----------------
Change in unrealized (losses) gains, net of reclassification
   adjustments................................................              (31.1)             211.7              465.6
Minimum pension liability adjustment..........................                -                  -                   .1
Cumulative effect of accounting changes.......................               12.4                -                  -
                                                                   -----------------   ----------------   ----------------
Other comprehensive income....................................              (18.7)             211.7              465.7
                                                                   -----------------   ----------------   ----------------
COMPREHENSIVE INCOME..........................................      $       911.2       $      736.1       $    1,053.1
                                                                   =================   ================   ================











                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002

                                                                       2004                2003               2002
                                                                 -----------------   -----------------  -----------------
                                                                                      (IN MILLIONS)

Net earnings..................................................    $       929.9       $      524.4       $       587.4
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances........          1,038.1              969.7               972.5
  Universal life and investment-type product
    policy fee income.........................................         (1,595.4)          (1,376.7)           (1,315.5)
  Net change in broker-dealer and customer related
    receivables/payables......................................            379.6               22.5              (237.3)
  Investment (gains) losses, net..............................            (65.0)              62.3               278.5
  Change in deferred policy acquisition costs.................           (543.0)            (556.1)             (458.1)
  Change in future policy benefits............................            129.3              (97.4)              218.0
  Change in property and equipment............................            (69.3)             (55.8)              (76.6)
  Change in income tax payable................................            349.6              246.3                93.3
  Change in accounts payable and accrued expenses.............            (27.4)             276.8                (8.9)
  Change in segregated cash and securities, net...............           (203.2)            (111.5)              240.8
  Minority interest in net income of consolidated subsidiaries            386.8              188.7               362.8
  Change in fair value of guaranteed
    minimum income benefit reinsurance contracts..............            (61.0)              91.0              (120.0)
  Amortization of deferred sales commissions..................            177.4              208.6               229.0
  Amortization of other intangible assets, net................             22.9               21.9                21.2
  Other, net..................................................            194.3              272.6              (114.2)
                                                                 -----------------   -----------------  -----------------
Net cash provided by operating activities.....................          1,043.6              687.3               672.9
                                                                 -----------------   -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments...................................          3,341.9            4,216.4             2,996.0
  Sales.......................................................          2,983.6            4,818.2             8,035.9
  Purchases...................................................         (7,052.5)         (11,457.9)          (12,709.0)
  Change in short-term investments............................            (77.2)             610.7              (568.9)
  Purchase of minority interest in consolidated subsidiary ...           (410.7)               -                (249.7)
  Other, net..................................................            169.7               89.3               126.6
                                                                 -----------------   -----------------  -----------------
Net cash used by investing activities.........................         (1,045.2)          (1,723.3)           (2,369.1)
                                                                 -----------------   -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits..................................................          4,029.4            5,639.1             4,328.5
    Withdrawals and transfers to Separate Accounts............         (2,716.0)          (3,181.1)           (2,022.9)
  Net change in short-term financings.........................              -                (22.1)             (201.2)
  Shareholder dividends paid..................................           (500.0)            (400.0)             (500.0)
  Other, net..................................................           (130.1)            (270.4)             (318.6)
                                                                 -----------------   -----------------  -----------------
Net cash provided by financing activities.....................            683.3            1,765.5             1,285.8
                                                                 -----------------   -----------------  -----------------

Change in cash and cash equivalents...........................            681.7              729.5              (410.4)
Cash and cash equivalents, beginning of year..................            999.1              269.6               680.0
                                                                 -----------------   -----------------  -----------------
Cash and Cash Equivalents, End of Year........................    $     1,680.8       $      999.1       $       269.6
                                                                 =================   =================  =================

                      AXA EQUITABLE LIFE INSURANCE COMPANY
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
                                   (CONTINUED)

                                                                      2004               2003               2002
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information:
  Interest Paid...............................................   $       86.2       $        91.0      $        80.5
                                                                =================  =================  =================
  Income Taxes Paid (Refunded)................................   $      154.4       $       (45.7)     $      (139.6)
                                                                =================  =================  =================









                 See Notes to Consolidated Financial Statements.

                      AXA EQUITABLE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1)  ORGANIZATION

    In 2004, The Equitable Life Assurance Society of the United States was renamed to AXA Equitable Life Insurance Company ("AXA Equitable"). AXA Equitable, collectively with its consolidated subsidiaries (the "Company"), is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). The Company's insurance business is conducted principally by AXA Equitable and its wholly owned life insurance subsidiary, AXA Life and Annuity Company ("AXA Life"), whose name was changed in 2004 from The Equitable of Colorado. The Company's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance").

    In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as Sanford C. Bernstein, Inc. ("Bernstein"). In the fourth quarter of 2002, the Company acquired 8.16 million units in Alliance ("Alliance Units") at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see Note 2). In March and December 2004, the Company acquired a total of 10.7 million Alliance Units at the aggregated market price of $410.7 million from SCB Inc. and SCB Partners, Inc. under this preexisting agreement. As a result of the 2004 transactions, the Company recorded additional goodwill of $217.9 million and other intangible assets of $26.9 million.

    The Company's consolidated economic interest in Alliance was 46.4% at December 31, 2004, and together with it's ownership with other AXA Financial companies, the consolidated economic interests in Alliance was approximately 61.3%.

    In July 2004, the Holding Company completed its acquisition of The MONY Group Inc. ("MONY"). The acquisition provides AXA Financial with additional scale in distribution, client base and assets under management.

    AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In 2000, AXA acquired the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)  SIGNIFICANT ACCOUNTING POLICIES

    Basis of Presentation and Principles of Consolidation
    -----------------------------------------------------

    The preparation of the accompanying consolidated financial statements in conformity with generally accepted accounting principles in the United States of America ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

    The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

    All significant intercompany transactions and balances except those with discontinued operations have been eliminated in consolidation. The years "2004," "2003" and "2002" refer to the years ended December 31, 2004, 2003 and 2002, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

    Closed Block
    ------------

    As a result of demutualization, Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its own participating policyholders.

    Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block that would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

    Other Discontinued Operations
    -----------------------------

    In 1991, management discontinued the business of certain pension business operations ("Other Discontinued Operations"). Other Discontinued Operations principally consist of the group non-participating wind-up annuity products, the terms of which were fixed at issue, which were sold to corporate sponsors of terminated qualified defined benefit plans ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2004 is adequate to provide for all future losses; however, the determination of the allowance involves numerous estimates and subjective judgments regarding the expected performance of invested assets held by Other Discontinued Operations ("Discontinued Operations Investment Assets"). There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of Other Discontinued Operations differ from management's current estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in Other Discontinued Operations. In particular, to the extent income, sales proceeds and holding periods for equity real estate differ from management's previous assumptions, periodic adjustments to the allowance are likely to result. See
    Note 8 of Notes to Consolidated Financial Statements.

    Accounting Changes
    ------------------

    At March 31, 2004, the Company completed its transition to the consolidation and disclosure requirements of FIN No. 46(R), "Consolidation of Variable Interest Entities, Revised".

    At December 31, 2004, the Insurance Group's General Account held $34.1 million of investment assets issued by VIEs and determined to be significant variable interests under FIN No. 46(R). As reported in the consolidated balance sheet, these investments included $32.9 million of fixed maturities (collateralized debt and loan obligations) and $1.2 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2004 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance

    Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

    Management of Alliance has reviewed its investment management agreements and its investments in and other financial arrangements with certain entities that hold client assets under management to determine the entities that Alliance is required to consolidate under FIN No. 46(R). These include certain mutual fund products domiciled in Luxembourg, India, Japan, Singapore and Australia ("collectively "Offshore Funds"), hedge funds, structured products, group trusts and joint ventures.

    As a result of its review, Alliance Capital had consolidated an investment in a joint venture and its funds under management. At December 31, 2004, Alliance Capital sold this investment and accordingly, no longer consolidates this investment and its funds under management.

    Alliance Capital derived no direct benefit from client assets under management of these entities other than investment management fees and cannot utilize those assets in its operations.

    Alliance has significant variable interests in certain other VIEs with approximately $845 million in client assets under management. However, these VIEs do not require consolidation because management has determined that Alliance is not the primary beneficiary. Alliance's maximum exposure to loss in these entities is limited to its nominal investments in and prospective investment management fees earned from these entities.

    Effective January 1, 2004, the Company adopted SOP 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts". SOP 03-1 required a change in the Company's accounting policies relating to (a) general account interests in separate accounts, (b) assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts, (c) liabilities related to group pension participating contracts, and (d) liabilities related to certain mortality and annuitization benefits, such as the no lapse guarantee feature contained in variable and interest-sensitive life policies.

    The adoption of SOP 03-1 required changes in several of the Company's accounting policies relating to separate account assets and liabilities. The Company now reports the General Account's interests in separate accounts as trading account securities in the consolidated balance sheet; prior to the adoption of SOP 03-1, such interests were included in Separate Accounts' assets. Also, the assets and liabilities of two Separate Accounts are now presented and accounted for as General Account assets and liabilities, effective January 1, 2004. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying 2004 consolidated financial statements. These two Separate Accounts hold assets and liabilities associated with market value adjusted fixed rate investment options available in certain variable annuity contracts. In addition, liabilities associated with the market value adjustment feature are now reported at the accrued account balance. Prior to the adoption of SOP 03-1, such liabilities had been reported at market adjusted value.

    Prior to the adoption of SOP 03-1, the liabilities for group pension participating contracts were adjusted only for changes in the fair value of certain related investment assets that were reported at fair value in the balance sheet (including fixed maturities and equity securities classified as available for sale, but not equity real estate or mortgage loans) with changes in the liabilities recorded directly in Accumulated other comprehensive income to offset the unrealized gains and losses on the related assets. SOP 03-1 required an adjustment to the liabilities for group pension participating contracts to reflect the fair value of all the assets on which those contracts' returns are based, regardless of whether those assets are reported at fair value in the balance sheet. Changes in the liability related to fluctuations in asset fair values are now reported as Interest credited to policyholders' account balances in the consolidated statements of earnings.

    In addition, the adoption of SOP 03-1 resulted in a change in the method of determining liabilities associated with the no lapse guarantee feature contained in variable and interest-sensitive life contracts. While both the Company's previous method of establishing the no lapse guarantee reserve and the SOP 03-1 method are based on accumulation of a portion of the charges for the no lapse guarantee feature, SOP 03-1 specifies a different approach for identifying the portion of the fee to be accrued and establishing the related reserve.

    The adoption of SOP 03-1 as of January 1, 2004 resulted in a decrease in 2004 net earnings of $2.9 million and an increase in other comprehensive income of $12.4 million related to the cumulative effect of the required changes in accounting. The determination of liabilities associated with group pension participating contracts and mortality and annuitization benefits, as well as related impacts on deferred acquisition costs, is based on models that involve numerous estimates and subjective judgments. There can be no assurance that the ultimate actual experience will not differ from management's estimates.

    New Accounting Pronouncements
    -----------------------------

    On December 16, 2004, the FASB issued SFAS Statement No. 123(R), "Share-Based Payment". SFAS Statement No. 123(R) eliminates the alternative to apply the intrinsic value method of accounting for employee stock-based compensation awards that was provided in FASB Statement No. 123, "Accounting for Stock-Based Compensation" ("SFAS No. 123") as originally issued. SFAS No. 123(R) requires the cost of all share-based payments to employees, including stock options, stock appreciation rights, and most tax-qualified employee stock purchase plans, to be recognized in the financial statements based on the fair value of those awards. Under SFAS No. 123(R) the cost of equity-settled awards generally is based on fair value at date of grant, adjusted for subsequent modifications of terms or conditions, while cash-settled awards require remeasurement of fair value at the end of each reporting period. SFAS No. 123(R) does not prescribe or specify a preference for a particular valuation technique or model for estimating the fair value of employee stock options and similar awards but instead requires consideration of certain factors in selecting one that is appropriate for the unique substantive characteristics of the instruments awarded. SFAS No. 123(R) is effective as of the first interim or annual reporting period beginning after June 15, 2005 and generally requires adoption using a modified version of prospective application. Under "modified prospective" application, SFAS No. 123(R) applies to new awards granted and to awards modified, repurchased, or cancelled after the required effective date. Additionally, compensation cost for unvested awards outstanding as of the required effective date must be recognized prospectively over the remaining requisite service/vesting period based on the fair values of those awards as already calculated under SFAS No. 123. Entities may further elect to apply SFAS No. 123(R) on a "modified retrospective" basis to give effect to the fair value based method of accounting for awards granted, modified, or settled in cash in earlier periods. The cumulative effect of initial application, if any, is recognized as of the required effective date.

    As more fully described in Note 21 of Notes to Consolidated Financial Statements, the Company elected under SFAS No. 123 to continue to account for stock-based compensation using the intrinsic value method and instead to provide only pro-forma disclosure of the effect on net earnings from applying the fair value based method. Consequently, adoption of SFAS No. 123(R) would be expected to result in recognition of compensation expense for certain types of the Company's equity-settled awards, such as options to purchase AXA ADRs, for which no cost previously would have been charged to net earnings under the intrinsic value method. Similarly, certain types of the Company's cash-settled awards, such as stock appreciation rights, may be expected to result either in different amounts of compensation expense or different patterns of expense recognition under SFAS No. 123(R) as compared to the intrinsic value method. Management of the Company currently is assessing the impact of adoption of SFAS No. 123(R), including measurement and reporting of related income tax effects, selection of an appropriate valuation model and determination of assumptions, as well as consideration of plan design issues.

    On May 19, 2004, the FASB approved the issuance of FASB Staff Position ("FSP") No. 106-2, "Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003", effective for the first interim or annual period beginning after June 15, 2004. FSP 106-2 provides guidance on the accounting for the effects of the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("MMA") for employers that sponsor postretirement health care plans that provide prescription drug benefits. MMA introduced a new prescription drug benefit under Medicare that will go into effect in 2006 and also includes a Federal subsidy payable to plan sponsors equal to 28% of certain prescription drug benefits payable to

    Medicare-eligible retirees. The subsidy only is available to an employer that sponsors a retiree medical plan that includes a prescription drug benefit that is at least as valuable as (i.e., actuarially equivalent to) the new Medicare coverage. The subsidy is not subject to Federal income tax.

    Clarifying regulations are expected to be issued by the Centers for Medicare and Medicaid Services to address the interpretation and determination of actuarial equivalency under MMA. In accordance with the provisions of FSP 106-2, management and its actuarial advisors will re-evaluate actuarial equivalency as new information about its interpretation or determination become available. Management and its actuarial advisors have not as yet been able to conclude whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measurements of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost for these plans at and for the period ended December 31, 2004 do not reflect any amount associated with enactment of MMA, including the subsidy.

    Investments
    -----------

    The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

    Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

    Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

    Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net.

    Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

    Real estate investments meeting the following criteria are classified as real estate held-for-sale:
       o Management having the authority to approve the action commits the organization to a plan to sell the property.
       o The property is available for immediate sale in its present condition subject only to terms that are usual and customary forthe sale of such assets.
       o An active program to locate a buyer and other actions required to complete the plan to sell the asset have been initiated and are continuing.
       o The sale of the asset is probable and transfer of the asset is expected to qualify for recognition as a completed sale within one year.
       o The asset is being actively marketed for sale at a price that is reasonable in relation to its current fair value.
       o Actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

    Real estate held-for-sale is stated at depreciated cost less valuation allowances. Valuation allowances on real estate held-for-sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held-for-sale.

    Real estate held-for-sale is included in the Other assets line in the consolidated balance sheets. The results of operations for real estate held-for-sale in each of the three years ended December 31, 2004 were not significant.

    Valuation allowances are netted against the asset categories to which they apply.

    Policy loans are stated at unpaid principal balances.

    Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) or those that meet FIN No. 46(R) requirements for consolidation are consolidated; those in which the Company does not have control and a majority economic interest and those that do not meet FIN No. 46(R) requirements for consolidation are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

    Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

    Short-term investments are stated at amortized cost, which approximates fair value, and are included with other invested assets.

    Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

    All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

    Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
    --------------------------------------------------------------------

    Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

    Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

    Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

    Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred income taxes, amounts attributable to Other Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

    Recognition of Insurance Income and Related Expenses
    ----------------------------------------------------

    Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

    Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

    For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

    Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

    Deferred Policy Acquisition Costs
    ---------------------------------

    Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

    For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (6.95% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (12.95% net of product weighted average Separate Account fees) and 0% (-2.05% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2004, current projections of future average gross market returns assume a 2.3% return for 2005, which is within the maximum and minimum limitations, and assume a reversion to the mean of 9.0% after 1.5 years.

    In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

    Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

    For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2004, the average rate of assumed investment yields, excluding policy loans, was 7.0% grading to 6.3% over 10 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

    For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

    Policyholders' Account Balances and Future Policy Benefits
    ----------------------------------------------------------

    Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

    AXA Equitable issues certain variable annuity products with a Guaranteed Minimum Death Benefit ("GMDB") feature. AXA Equitable also issues certain variable annuity products that contain a Guaranteed Minimum Income Benefit ("GMIB") feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guaranteed minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    Reinsurance contracts covering GMIB exposure are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB reinsurance fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB reinsurance fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

    For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

    For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

    For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.0% to 10.9% for life insurance liabilities and from 2.25% to 8.85% for annuity liabilities.

    Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

    Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $71.7 million and $69.9 million at December 31, 2004 and 2003, respectively. At December 31, 2004 and 2003, respectively, $1,081.5 million and $1,069.8 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Incurred benefits related to current year..........  $        35.0       $       33.8       $       36.6
        Incurred benefits related to prior years...........           12.8               (2.8)              (6.3)
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        47.8       $       31.0       $       30.3
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        12.9       $       12.1       $       11.5
        Benefits paid related to prior years...............           33.1               34.9               37.2
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        46.0       $       47.0       $       48.7
                                                            =================   ================   =================

    Policyholders' Dividends
    ------------------------

    The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

    At December 31, 2004, participating policies, including those in the Closed Block, represent approximately 16.5% ($32.6 billion) of directly written life insurance in-force, net of amounts ceded.

    Separate Accounts
    -----------------

    Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in the Separate Accounts are carried at quoted market values or, where quoted values are not readily available, at estimated fair values as determined by the Insurance Group. The assets and liabilities of three Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Two of those Separate Accounts were reclassified to the general account in connection with the adoption of SOP 03-1 as of January 1, 2004.

    The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2004, 2003 and 2002, investment results of such Separate Accounts were gains (losses) of $2,191.4 million, $(466.2) million and $(4,740.7) million, respectively.

    Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

    Recognition of Investment Management Revenues and Related Expenses
    ------------------------------------------------------------------

    Commissions, fees and other income principally include Investment Management advisory and service fees. Investment Management advisory and services base fees, generally calculated as a percentage, referred to as "basis points", of assets under management for clients, are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for certain private client transactions and institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee in addition to or in lieu of a base fee that is calculated as either a percentage of absolute investment results or a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited, a wholly owned subsidiary of Alliance, for in-depth research and other services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

    Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years, the periods of time during which deferred sales commissions are generally recovered from distribution services fees received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions in unamortized deferred sales commissions when received. At December 31, 2004 and

    2003, respectively, net deferred sales commissions totaled $254.5 million and $387.2 million and are included within Other assets. The estimated amortization expense of deferred sales commission, based on December 31, 2004 net balance for each of the next five years is approximately $20.7 million.

    Alliance's management tests the deferred sales commission asset for recoverability quarterly, or more often when events or changes in circumstances occur that could significantly increase the risk of impairment of the asset. Alliance's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

    Significant assumptions utilized to estimate future average assets under management of back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the last five years. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions. Alliance's management considers the results of these analyses performed at various dates. If Alliance's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using Alliance's management's best estimate of future cash flows discounted to a present value amount.

    Other Accounting Policies
    -------------------------

    In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.49 billion and $1.29 billion have been segregated in a special reserve bank custody account at December 31, 2004 and 2003, respectively for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

    Intangible assets related to the Bernstein acquisition include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years. Other intangible assets are amortized on a straight-line basis over their estimated useful lives of twenty years.

    Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

    The Holding Company and certain of its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

    Minority interest subject to redemption rights represents the remaining 16.3 million of private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired
    16.32 million of the former Bernstein shareholders' Alliance Units in 2004. The outstanding 16.3 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining five years ending in 2009.

    Generally, not more than 20% of the original Alliance Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

    The Company accounts for its stock option plans and other stock-based compensation plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 of Notes to Consolidated Financial Statements for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

3)  INVESTMENTS

    The following tables provide additional information relating to fixed maturities and equity securities:

                                                               GROSS              GROSS
                                          AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                             COST              GAINS              LOSSES            FAIR VALUE
                                        ---------------   -----------------  -----------------   ---------------
                                                                     (IN MILLIONS)
    DECEMBER 31, 2004
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    22,285.8     $    1,684.3       $       45.3       $   23,924.8
        Mortgage-backed...............         3,472.4             47.7                9.7            3,510.4
        U.S. Treasury, government
          and agency securities.......           964.1             54.9                1.3            1,017.7
        States and political
          subdivisions................           187.1             20.6                 .8              206.9
        Foreign governments...........           245.1             47.2                 .1              292.2
        Redeemable preferred stock....         1,623.1            151.4                4.2            1,770.3
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    28,777.6     $    2,006.1       $       61.4       $   30,722.3
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $         1.0     $        1.2       $         .1       $        2.1
      Trading securities..............              .4              1.0                 .2                1.2
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $         1.4     $        2.2       $         .3       $        3.3
                                        ================= =================  =================  ================
    December 31, 2003
    Fixed Maturities:
      Available for Sale:
        Corporate.....................   $    20,653.7     $    1,726.2       $       84.7       $   22,295.2
        Mortgage-backed...............         3,837.0             57.0               17.4            3,876.6
        U.S. Treasury, government
          and agency securities.......           812.3             58.7                 .5              870.5
        States and political
          subdivisions................           188.2             14.1                2.0              200.3
        Foreign governments...........           248.4             45.9                 .3              294.0
        Redeemable preferred stock....         1,412.0            151.1                4.2            1,558.9
                                        ----------------- -----------------  -----------------  ----------------
          Total Available for Sale....   $    27,151.6     $    2,053.0       $      109.1       $   29,095.5
                                        ================= =================  =================  ================
    Equity Securities:
      Available for sale..............   $        11.6     $        1.2       $         .2       $       12.6
      Trading securities..............             1.9               .6                1.5                1.0
                                        ----------------- -----------------  -----------------  ----------------
    Total Equity Securities...........   $        13.5     $        1.8       $        1.7       $       13.6
                                        ================= =================  =================  ================


    For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2004 and 2003, securities without a readily ascertainable market value having an amortized cost of $4,138.7 million and $4,462.1 million, respectively, had estimated fair values of $4,446.0 million and $4,779.6 million, respectively.

    The contractual maturity of bonds at December 31, 2004 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      878.8       $      895.5
        Due in years two through five..........................................       5,162.9            5,512.4
        Due in years six through ten...........................................      10,355.1           11,145.6
        Due after ten years....................................................       7,285.3            7,888.1
        Mortgage-backed securities.............................................       3,472.4            3,510.4
                                                                                ----------------   -----------------
        Total..................................................................  $   27,154.5       $   28,952.0
                                                                                ================   =================

    Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

    The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio. This review process culminates with a quarterly review of certain assets by the Insurance Group's Investments Under Surveillance Committee that evaluates whether any investments are other than temporarily impaired. The review considers an analysis of individual credit metrics of each issuer as well as industry fundamentals and the outlook for the future. Based on the analysis, a determination is made as to the ability of the issuer to service its debt obligations on an ongoing basis. If this ability is deemed to be impaired, then the appropriate provisions are taken.

    The following table discloses fixed maturities (636 issues) that have been in a continuous unrealized loss position for less than a twelve month period and greater than a twelve month period as of December 31, 2004:

                                  LESS THAN 12 MONTHS             12 MONTHS OR LONGER                   TOTAL
                             -------------------------------  ----------------------------   ----------------------------
                                                   GROSS                         GROSS                          GROSS
                                ESTIMATED       UNREALIZED     ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED
                                FAIR VALUE        LOSSES       FAIR VALUE       LOSSES        FAIR VALUE       LOSSES
                             --------------- ---------------  -------------  -------------   -------------  -------------
                                                                    (IN MILLIONS)

   Fixed Maturities:
     Corporate.............  $     1,709.6   $       20.0     $      545.4   $       25.3    $    2,255.0    $      45.3
     Mortgage-backed.......          776.5            8.5             69.6            1.2           846.1            9.7
     U.S. Treasury,
       Government and
       Agency securities...          138.4            1.1              4.8             .2           143.2            1.3
     States and political
       Subdivisions........            -              -               19.4             .8            19.4             .8
     Foreign governments...            5.0             .1              -              -               5.0             .1
     Redeemable
       Preferred stock.....           58.0            3.5             14.3             .7            72.3            4.2
                             --------------- ---------------  -------------  -------------   -------------  ------------
   Total Temporarily
     Impaired Securities ..  $     2,687.5   $       33.2     $      653.5   $       28.2    $    3,341.0   $       61.4
                             =============== ===============  =============  =============   =============  ============

    The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. These corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2004, approximately $987.3 million or 3.6% of the $27,154.5 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

    At December 31, 2004, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $15.5 million.

    The Insurance Group holds equity in limited partnership interests and other equity method investments that primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2004 and 2003 were $891.0 million and $775.5 million, respectively.

    The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $17.6 million and $122.4 million at December 31, 2004 and 2003, respectively. Gross interest income on these loans included in net investment income aggregated $6.9 million, $7.8 million and $5.3 million in 2004, 2003 and 2002, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8.5 million, $10.0 million and $6.8 million in 2004, 2003 and 2002, respectively.

    Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                     DECEMBER 31,
                                                                       ----------------------------------------
                                                                              2004                 2003
                                                                       -------------------  -------------------
                                                                                    (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances......   $         89.4       $        149.4
    Impaired mortgage loans without investment valuation allowances...             10.7                 29.1
                                                                       -------------------  -------------------
    Recorded investment in impaired mortgage loans....................            100.1                178.5
    Investment valuation allowances...................................            (11.3)               (18.8)
                                                                       -------------------  -------------------
    Net Impaired Mortgage Loans.......................................   $         88.8       $        159.7
                                                                       ===================  ===================

    During 2004, 2003 and 2002, respectively, the Company's average recorded investment in impaired mortgage loans was $148.3 million, $180.9 million and $138.1 million. Interest income recognized on these impaired mortgage loans totaled $11.4 million, $12.3 million and $10.0 million for 2004, 2003 and 2002, respectively.

    Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2004 and 2003, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $79.2 million and $143.2 million.

    The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2004 and 2003, the carrying value of equity real estate held-for-sale amounted to zero and $56.9 million, respectively. For 2004, 2003 and 2002, respectively, real estate of zero, $2.8 million and $5.6 million was acquired in satisfaction of debt. At December 31, 2004 and 2003, the Company owned $221.0 million and $275.8 million, respectively, of real estate acquired in satisfaction of debt of which $2.2 million and $3.6 million, respectively, are held as real estate joint ventures.

    Accumulated depreciation on real estate was $207.5 million and $189.6 million at December 31, 2004 and 2003, respectively. Depreciation expense on real estate totaled $20.8 million, $38.8 million and $18.0 million for 2004, 2003 and 2002, respectively.

    Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                   2004              2003                2002
                                                            ----------------    ----------------   -----------------
                                                                                 (IN MILLIONS)
    Balances, beginning of year..........................   $        20.5       $       55.0       $       87.6
    Additions charged to income..........................             3.9               12.2               32.5
    Deductions for writedowns and
      asset dispositions.................................           (13.1)             (15.2)             (65.1)
    Deduction for transfer of real estate held-for-sale
      to real estate held for the production of income...             -                (31.5)               -
                                                            ----------------    ----------------   -----------------
    Balances, End of Year................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

    Balances, end of year comprise:
      Mortgage loans on real estate......................   $        11.3       $       18.8       $       23.4
      Equity real estate.................................             -                  1.7               31.6
                                                            ----------------    ----------------   -----------------
    Total................................................   $        11.3       $       20.5       $       55.0
                                                            ================    ================   =================

4)  EQUITY METHOD INVESTMENTS

    Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,008.2 million and $896.9 million, respectively, at December 31, 2004 and 2003. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $66.2 million, $4.3 million and $(18.3) million, respectively, for 2004, 2003 and 2002.

    Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (6 and 6 individual ventures at December 31, 2004 and 2003, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                        DECEMBER 31,
                                                                            ------------------------------------
                                                                                  2004                2003
                                                                            ----------------   -----------------
                                                                                         (IN MILLIONS)
    BALANCE SHEETS
    Investments in real estate, at depreciated cost........................  $       537.1      $       551.6
    Investments in securities, generally at estimated fair value...........          162.4              204.8
    Cash and cash equivalents..............................................           13.5               37.6
    Other assets...........................................................           23.0               22.8
                                                                            ----------------   -----------------
    Total Assets...........................................................  $       736.0      $       816.8
                                                                            ================   =================

    Borrowed funds - third party...........................................  $       254.3      $       259.7
    Other liabilities......................................................           17.4               19.5
                                                                            ----------------   -----------------
    Total liabilities......................................................          271.7              279.2
                                                                            ----------------   -----------------

    Partners' capital......................................................          464.3              537.6
                                                                            ----------------   -----------------
    Total Liabilities and Partners' Capital................................  $       736.0      $       816.8
                                                                            ================   =================

    The Company's Carrying Value in These Entities Included Above..........  $       168.8      $       168.8
                                                                            ================   =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Revenues of real estate joint ventures.............  $        95.2       $       95.6       $       98.4
    Net revenues (losses) of
      other limited partnership interests..............           19.8               26.0              (23.2)
    Interest expense - third party.....................          (16.9)             (18.0)             (19.8)
    Other expenses.....................................          (64.0)             (61.7)             (59.3)
                                                        -----------------   ----------------   -----------------
    Net Earnings (Losses)..............................  $        34.1       $       41.9       $       (3.9)
                                                        =================   ================   =================

    The Company's Equity in Net Earnings of These
      Entities Included Above..........................  $        11.0       $        5.0       $       12.8
                                                        =================   ================   =================

5)  NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

    The sources of net investment income follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $     1,879.5       $    1,792.6       $    1,755.4
    Mortgage loans on real estate......................          249.6              279.5              314.8
    Equity real estate.................................          124.8              136.9              153.7
    Other equity investments...........................           78.4               49.3              (45.4)
    Policy loans.......................................          251.0              260.1              269.4
    Other investment income............................           92.0               66.8              114.1
                                                        -----------------   ----------------   -----------------

      Gross investment income..........................        2,675.3            2,585.2            2,562.0

      Investment expenses..............................         (173.9)            (198.3)            (184.8)
                                                        -----------------   ----------------   -----------------

    Net Investment Income..............................  $     2,501.4       $    2,386.9       $    2,377.2
                                                        =================   ================   =================

    Investment gains (losses) by investment category, including changes in the valuation allowances, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Fixed maturities...................................  $        26.3       $     (100.7)      $     (374.3)
    Mortgage loans on real estate......................             .2                1.3                3.7
    Equity real estate.................................           11.6               26.8              101.5
    Other equity investments...........................           24.4                2.0                3.3
    Issuance and sales of Alliance Units...............            -                  -                   .5
    Other..............................................            2.5                8.3              (13.2)
                                                        -----------------   ----------------   -----------------
      Investment gains (losses), net...................  $        65.0       $      (62.3)      $     (278.5)
                                                        =================   ================   =================

    Writedowns of fixed maturities amounted to $36.4 million, $193.2 million and $312.8 million for 2004, 2003 and 2002, respectively. Writedowns of mortgage loans on real estate and equity real estate amounted to $10.3 million and zero, respectively, for 2004 and $5.2 million and zero, respectively, for 2003.

    For 2004, 2003 and 2002, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $2,908.3 million, $4,773.5 million and $7,176.3 million. Gross gains of $47.7 million, $105.1 million and $108.4 million and gross losses of $9.7 million, $39.5 million and $172.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2004, 2003 and 2002 amounted to $.8 million, $416.8 million and $1,047.8 million, respectively.

    In 2004, 2003 and 2002, respectively, net unrealized holding gains (losses) on trading account equity securities of $.3 million, $2.1 million, and $.5 million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.2 million and $1.0 million and costs of $.4 million and $1.9 million at December 31, 2004 and 2003, respectively.

    For 2004, 2003 and 2002, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $70.4 million, $76.5 million and $92.1 million, respectively.

    Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated other comprehensive income and the changes for the corresponding years, including Other Discontinued Operations on a line-by-line basis, follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance, beginning of year.........................  $       892.8       $      681.1       $      215.5
    Changes in unrealized investment gains (losses)....          (12.8)             440.8            1,049.9
    Changes in unrealized investment (gains) losses
      attributable to:
        Participating group annuity contracts,
           Closed Block policyholder dividend
           obligation and other........................           (1.5)             (53.0)            (157.3)
        DAC............................................           (2.5)             (65.7)            (174.1)
        Deferred income taxes..........................           (1.9)            (110.4)            (252.9)
                                                        -----------------   ----------------   -----------------
    Balance, End of Year...............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

                                                                  2004                2003              2002
                                                         ----------------    -----------------  ----------------
                                                                               (IN MILLIONS)
    Balance, end of year comprises:
      Unrealized investment gains (losses) on:
        Fixed maturities...............................  $     2,003.2       $    2,015.7       $    1,572.0
        Other equity investments.......................            1.2                1.5               (1.5)
        Other..........................................          (28.1)             (28.1)             (22.2)
                                                         ----------------    -----------------  ----------------
          Total........................................        1,976.3            1,989.1            1,548.3
      Amounts of unrealized investment (gains) losses
        attributable to:
          Participating group annuity contracts,
            Closed Block policyholder dividend
            obligation and other.......................         (275.7)            (274.2)            (221.2)
          DAC..........................................         (342.2)            (339.7)            (274.0)
          Deferred income taxes........................         (484.3)            (482.4)            (372.0)
                                                         ----------------    -----------------  ----------------
    Total..............................................  $       874.1       $      892.8       $      681.1
                                                         ================    =================  ================

    Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

6)  ACCUMULATED OTHER COMPREHENSIVE INCOME

    Accumulated other comprehensive income represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)

    Unrealized gains on investments....................  $       874.1       $      892.8       $      681.1
                                                        -----------------   ----------------   -----------------
    Total Accumulated Other
      Comprehensive Income.............................  $       874.1       $      892.8       $      681.1
                                                        =================   ================   =================

    The components of other comprehensive income for the past three years follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net unrealized gains (losses) on investments:
      Net unrealized gains arising during
        the period.....................................  $        69.4       $      416.6       $    1,008.9
      (Gains) losses reclassified into net earnings
        during the period..............................          (82.2)              24.2               41.0
                                                        -----------------   ----------------   -----------------
    Net unrealized gains on investments................          (12.8)             440.8            1,049.9
    Adjustments for policyholders liabilities,
        DAC and deferred income taxes..................           (5.9)            (229.1)            (584.3)
                                                        -----------------   ----------------   -----------------

    Change in unrealized (losses) gains, net of
        adjustments....................................          (18.7)             211.7              465.6
    Change in minimum pension liability................            -                  -                   .1
                                                        -----------------   ----------------   -----------------
    Total Other Comprehensive (Loss) Income............  $       (18.7)      $      211.7       $      465.7
                                                        =================   ================   =================

 7) CLOSED BLOCK

    The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

    If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force,

    Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

    Summarized financial information for the Closed Block is as follows:

                                                                             DECEMBER 31,         December 31,
                                                                                 2004                 2003
                                                                           -----------------    -----------------
                                                                                       (IN MILLIONS)

    CLOSED BLOCK LIABILITIES:
    Future policy benefits, policyholders' account balances and other....  $     8,911.5        $     8,972.1
    Policyholder dividend obligation.....................................          264.3                242.1
    Other liabilities....................................................          122.1                129.5
                                                                           -----------------    -----------------
    Total Closed Block liabilities.......................................        9,297.9              9,343.7
                                                                           -----------------    -----------------

    ASSETS DESIGNATED TO THE CLOSED BLOCK:
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $5,488.6 and $5,061.0)..........................        5,823.2              5,428.5
    Mortgage loans on real estate........................................        1,098.8              1,297.6
    Policy loans.........................................................        1,322.5              1,384.5
    Cash and other invested assets.......................................           37.1                143.3
    Other assets.........................................................          187.0                199.2
                                                                           -----------------    -----------------
     Total assets designated to the Closed Block.........................        8,468.6              8,453.1
                                                                           -----------------    -----------------

    Excess of Closed Block liabilities over assets designated to
       the Closed Block..................................................          829.3                890.6

    Amounts included in accumulated other comprehensive income:
       Net unrealized investment gains, net of deferred income tax expense of $24.6 and $43.9 and policyholder dividend
         obligation of $264.3 and $242.1.................................           45.7                 81.6
                                                                           -----------------    -----------------

    Maximum Future Earnings To Be Recognized From Closed Block
       Assets and Liabilities............................................  $       875.0        $       972.2
                                                                           =================    =================


    Closed Block revenues and expenses were as follows:

                                                                2004               2003                 2002
                                                           ----------------   ----------------   --------------------
                                                                               (IN MILLIONS)

    REVENUES:
    Premiums and other income............................   $      471.0       $      508.5       $       543.8
    Investment income (net of investment
       expenses of $.3, $2.4, and $5.4)..................          554.8              559.2               582.4
    Investment gains (losses), net.......................           18.6              (35.7)              (47.0)
                                                           ----------------   ----------------   --------------------
    Total revenues.......................................        1,044.4            1,032.0             1,079.2
                                                           ----------------   ----------------   --------------------

    BENEFITS AND OTHER DEDUCTIONS:
    Policyholders' benefits and dividends................          887.3              924.5               980.2
    Other operating costs and expenses...................            3.5                4.0                 4.4
                                                           ----------------   ----------------   --------------------
    Total benefits and other deductions..................          890.8              928.5               984.6
                                                           ----------------   ----------------   --------------------

    Net revenues before income taxes.....................          153.6              103.5                94.6
    Income tax expense...................................          (56.4)             (37.5)              (34.7)
                                                           ----------------   ----------------   --------------------
    Net Revenues.........................................   $       97.2       $       66.0       $        59.9
                                                           ================   ================   ====================

    Reconciliation of the policyholder dividend obligation is as follows:

                                                                                       DECEMBER 31,
                                                                            ------------------------------------
                                                                                 2004                2003
                                                                            ----------------   -----------------
                                                                                       (IN MILLIONS)
    Balance at beginning of year...........................................  $       242.1      $       213.3
    Unrealized investment gains............................................           22.2               28.8
                                                                            ----------------   -----------------
    Balance at End of Year ................................................  $       264.3      $       242.1
                                                                            ================   =================

    Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Impaired mortgage loans with investment valuation allowances...........  $        59.5      $        58.3
    Impaired mortgage loans without investment valuation allowances........            2.3                5.8
                                                                            ----------------   -----------------
    Recorded investment in impaired mortgage loans.........................           61.8               64.1
    Investment valuation allowances........................................           (4.2)              (3.7)
                                                                            ----------------   -----------------
    Net Impaired Mortgage Loans............................................  $        57.6      $        60.4
                                                                            ================   =================

    During 2004, 2003 and 2002, the Closed Block's average recorded investment in impaired mortgage loans was $64.2 million, $51.9 million and $26.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $4.7 million, $2.7 million and $2.1 million for 2004, 2003 and 2002, respectively.

    Valuation allowances amounted to $4.0 million and $3.6 million on mortgage loans on real estate and zero and $.1 million on equity real estate at December 31, 2004 and 2003, respectively. Writedowns of fixed maturities amounted to $10.8 million, $37.8 million and $40.0 million for 2004, 2003 and 2002, respectively.

8)  OTHER DISCONTINUED OPERATIONS

    Summarized financial information for Other Discontinued Operations follows:

                                                                                     DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                 2003
                                                                          -----------------    -----------------
                                                                                      (IN MILLIONS)
    BALANCE SHEETS
    Fixed maturities, available for sale, at estimated fair value
      (amortized cost of $643.6 and $644.7)..............................  $      702.1         $      716.4
    Equity real estate...................................................         190.1                198.2
    Mortgage loans on real estate........................................          21.4                 63.9
    Other equity investments.............................................           4.4                  7.5
    Other invested assets................................................            .3                   .2
                                                                          -----------------    -----------------
      Total investments..................................................         918.3                986.2
    Cash and cash equivalents............................................         150.2                 63.0
    Other assets.........................................................          33.3                110.9
                                                                          -----------------    -----------------
    Total Assets.........................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

    Policyholders liabilities............................................  $      844.6         $      880.3
    Allowance for future losses..........................................         132.7                173.4
    Other liabilities....................................................         124.5                106.4
                                                                          -----------------    -----------------
    Total Liabilities....................................................  $    1,101.8         $    1,160.1
                                                                          =================    =================

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    STATEMENTS OF EARNINGS
    Investment income (net of investment
      expenses of $17.2, $21.0 and $18.1)..............  $        68.5       $       70.6       $       69.7
    Investment gains, net..............................            3.6                5.4               34.2
    Policy fees, premiums and other income.............            -                  -                   .2
                                                        -----------------   ----------------   -----------------
    Total revenues.....................................           72.1               76.0              104.1

    Benefits and other deductions......................          (99.4)              89.4               98.7
    (Losses charged) earnings credited  to allowance
      for future losses................................          (27.3)             (13.4)               5.4
                                                        -----------------   ----------------   -----------------
    Pre-tax loss from operations.......................            -                  -                  -
    Pre-tax earnings from releasing the allowance
      for future losses................................           12.0                5.2                8.7
    Income tax expense.................................           (4.1)              (1.8)              (3.1)
                                                        -----------------   ----------------   -----------------
    Earnings from Other
      Discontinued Operations..........................  $         7.9       $        3.4       $        5.6
                                                        =================   ================   =================

    The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

    Valuation allowances of zero and $2.5 million on mortgage loans on real estate were held at December 31, 2004 and 2003, respectively. During 2004, 2003 and 2002, discontinued operations' average recorded investment in impaired mortgage loans was $8.4 million, $16.2 million and $25.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $1.0 million, $1.3 million and $2.5 million for 2004, 2003 and 2002, respectively.

9)  GMDB, GMIB, GMWB AND NO LAPSE GUARANTEES

    Variable Annuity Contracts - GMDB and GMIB

    The Company issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

    a) Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

    b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

    c) Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages; or

    d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

    The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2004:

                                                              GMDB               GMIB                TOTAL
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
      Paid guarantee benefits..........................          (65.6)               -                (65.6)
      Other changes in reserves........................            6.5              (31.9)             (25.4)
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2003.......................           69.3               85.6              154.9
      Paid guarantee benefits..........................          (46.8)               -                (46.8)
      Other changes in reserve.........................           45.1               32.0               77.1
                                                        -----------------   ----------------   -----------------
    Balance at December 31, 2004.......................  $        67.6       $      117.6       $      185.2
                                                        =================   ================   =================

    Related GMDB reinsurance ceded amounts were:

                                                              GMDB
                                                        -----------------
    Balance at December 31, 2002.......................  $        21.5
      Paid guarantee benefits..........................          (18.5)
      Other changes in reserves........................           14.2
                                                        -----------------
    Balance at December 31, 2003.......................           17.2
      Paid guarantee benefits..........................          (12.9)
      Other changes in reserve.........................            6.0
                                                        -----------------
    Balance at December 31, 2004.......................  $        10.3
                                                        =================

    The GMIB reinsurance contracts are considered derivatives and are reported at fair value; see Note 16 of Notes to Consolidated Financial Statements.

    The December 31, 2004 values for those variable contracts with GMDB and GMIB features are presented in the following table. Since variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                             RETURN
                                                               OF
                                                            PREMIUM      RATCHET    ROLL-UP     COMBO      TOTAL
                                                            -------      -------    -------     -----      -----
                                                                           (DOLLARS IN MILLIONS)
GMDB:
-----
  Account Value (1).....................................  $ 30,176     $6,264      $8,265    $10,935     $55,640
  Net amount at risk, gross ............................     $ 965       $623      $1,852        $15      $3,455
  Net amount at risk, net of amounts reinsured..........     $ 963       $419      $1,113        $15      $2,510
  Average attained age of Contractholders...............      49.6       60.1        62.6       60.3        52.0
  Percentage of Contractholders over age 70.............      7.3%       21.7%      28.2%      20.5%       10.9%
  Range of guaranteed minimum return rates..............      N/A        N/A        3%-6%      3%-6%       3%-6%

GMIB:
-----
  Account Value (2).....................................       N/A        N/A      $5,834    $14,892     $20,726
  Net amount at risk, gross ............................       N/A        N/A        $372          -        $372
  Net amount at risk, net of amounts reinsured..........       N/A        N/A         $92          -         $92
  Weighted average years remaining until annuitization..       N/A        N/A         3.7        9.2         7.3
  Range of guaranteed minimum return rates..............       N/A        N/A       3%-6%      3%-6%       3%-6%

    (1) Included General Account balances of $11,711 million, $220 million, $136 million and $440 million, respectively, for a total of $12,507 million.

    (2) Included General Account balances of $1 million and $641 million, respectively, for a total of $642 million.

    For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values.

    For contracts with the GMIB feature, the net amount at risk in the event of annuitization is defined as the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

    In 2003, AXA Equitable initiated a program intended to hedge certain risks associated with the GMDB feature of the Accumulator(R) series of annuity products sold beginning April 2002. In 2004, the program was expanded to include hedging for certain risks associated with the GMIB feature of the Accumulator(R) series of annuity products sold beginning 2004. This program currently utilizes exchange-traded futures contracts that are dynamically managed in an effort to reduce the economic impact of unfavorable changes in GMDB and GMIB exposures attributable to movements in the equity and fixed income markets. At December 31, 2004, the total account value and net amount at risk of contracts were $20,887 million and $21 million, respectively, for the GMDB hedge program and $7,446 million and zero, respectively, for the GMIB hedge program.

    In third quarter 2004, AXA Equitable began to sell variable annuity contracts with guaranteed minimum withdrawal benefits ("GMWB"). At December 31, 2004, the reserve for such benefits was zero.

    The following table presents the aggregate fair value of assets, by major investment fund option, held by Separate Accounts that are subject to GMDB and GMIB benefits and guarantees. Since variable contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

               INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                                                                                DECEMBER 31,       December 31,
                                                                                    2004               2003
                                                                               ----------------  ------------------
                                                                                          (IN MILLIONS)
    GMDB:
       Equity...............................................................    $   32,088        $    26,159
       Fixed income.........................................................         4,192              3,815
       Balanced.............................................................         5,342              2,761
       Other................................................................         1,551              1,497
                                                                               ----------------  ------------------
       Total................................................................    $   43,173        $    34,232
                                                                               ================  ==================

    GMIB:
       Equity...............................................................    $   14,325        $    10,025
       Fixed income.........................................................         2,425              2,319
       Balanced.............................................................         2,768                725
       Other................................................................           565                711
                                                                               ----------------  ------------------
       Total................................................................    $   20,083        $    13,780
                                                                               ================  ==================

    Variable and Interest-Sensitive Life Insurance Policies - No Lapse Guarantee
    ----------------------------------------------------------------------------

    The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due.

    The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

    The following table summarizes the no lapse guarantee liabilities reflected in the General Account in future policy benefits and other policyholders liabilities, and related reinsurance ceded:

                                                                 DIRECT           REINSURANCE
                                                               LIABILITY             CEDED                NET
                                                            -----------------   -----------------   -----------------
                                                                                 (IN MILLIONS)
      Balance at December 31, 2003.......................    $        37.4       $        -          $       37.4
        Impact of adoption of SOP 03-1...................            (23.4)              (1.7)              (25.1)
        Other changes in reserve.........................              6.5               (4.4)                2.1
                                                            -----------------   -----------------   -----------------
      Balance at December 31, 2004.......................    $        20.5       $       (6.1)       $       14.4
                                                            =================   =================   =================

10) SHORT-TERM AND LONG-TERM DEBT

    Short-term and long-term debt consists of the following:

                                                                                          DECEMBER 31,
                                                                          --------------------------------------
                                                                                2004                2003
                                                                          -----------------   ------------------
                                                                                        (IN MILLIONS)
    Short-term debt:
    Current portion of long-term debt...................................  $       399.9        $          -
    Promissory note, 1.44% ..............................................         248.3                248.3
                                                                          -----------------    -----------------
    Total short-term debt................................................         648.2                248.3
                                                                          -----------------    -----------------

    Long-term debt:
    AXA Equitable:
      Surplus notes, 6.95%, due 2005.....................................           -                  399.8
      Surplus notes, 7.70%, due 2015.....................................         199.8                199.8
                                                                          -----------------    -----------------
          Total AXA Equitable............................................         199.8                599.6
                                                                          -----------------    -----------------
    Alliance:
      Senior Notes, 5.625%, due 2006.....................................         399.2                398.8
      Other..............................................................           8.3                  6.5
                                                                          -----------------    -----------------
          Total Alliance.................................................         407.5                405.3
                                                                          -----------------    -----------------

    Total long-term debt.................................................         607.3              1,004.9
                                                                          -----------------    -----------------

    Total Short-term and Long-term Debt..................................  $    1,255.5         $    1,253.2
                                                                          =================    =================

    Short-term Debt
    ---------------

    AXA Equitable discontinued its commercial paper program concurrent with the maturity of its $350.0 million credit facility during the fourth quarter of 2004.

    On July 9, 2004, AXA and certain of its subsidiaries entered into a
    (euro)3.5 billion global credit facility which matures July 9, 2009, with a group of 30 commercial banks and other lenders. Under the terms of the revolving credit facility, up to $500.0 million is available to AXA Financial, the parent of AXA Equitable.

    AXA Equitable has a $350.0 million, one year promissory note, of which $101.7 million is included within Other Discontinued Operations. The promissory note, which matures in March 2005, is related to wholly owned real estate. Certain terms of the promissory note, such as interest rate and maturity date, are negotiated annually.

    At December 31, 2004 and 2003, the Company had pledged real estate of $307.1 million and $309.8 million, respectively, as collateral for certain short-term debt.

    Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders. Of the $800.0 million total, $425.0 million is intended to provide back-up liquidity for Alliance's $425.0 million commercial paper program, with the balance available for general purposes. Under this revolving credit facility, the interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2004. At December 31, 2004, no borrowings were outstanding under Alliance's commercial paper program or revolving credit facilities.

    At December 31, 2004, Alliance maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2004, no amounts were outstanding under the ECN program.

    Long-term Debt
    --------------

    At December 31, 2004, the Company was not in breach of any debt covenants.

    At December 31, 2004, aggregate maturities of the long-term debt based on required principal payments at maturity were $400.0 million for 2005, $408.4 million for 2006, zero for 2007, 2008 and 2009, and $200.0 million thereafter.

    In August 2001, Alliance issued $400.0 million 5.625% notes pursuant to a shelf registration statement under which Alliance may issue up to $600.0 million in senior debt securities. These Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11) INCOME TAXES

    A summary of the income tax expense in the consolidated statements of earnings follows:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Income tax expense:
      Current expense (benefit)........................  $       358.9       $      112.5       $     (400.0)
      Deferred expense.................................           37.4              128.0              450.9
                                                        -----------------   ----------------   -----------------
    Total..............................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and minority interest by the expected income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Expected income tax expense........................  $       586.0       $      332.6       $      360.0
    Minority interest..................................         (110.4)             (58.7)            (128.3)
    Separate Account investment activity...............          (63.3)             (29.1)            (159.3)
    Non-taxable investment income......................          (22.6)             (20.8)               3.4
    Non-deductible penalty.............................            -                 14.8                -
    Adjustment of tax audit reserves...................            7.7               (9.9)             (34.2)
    Non-deductible goodwill and other intangibles......            2.7                -                  -
    Other..............................................           (3.8)              11.6                9.3
                                                        -----------------   ----------------   -----------------
    Income Tax Expense.................................  $       396.3       $      240.5       $       50.9
                                                        =================   ================   =================

    The components of the net deferred income taxes are as follows:

                                                   DECEMBER 31, 2004                  December 31, 2003
                                            ---------------------------------  ---------------------------------
                                                ASSETS         LIABILITIES         Assets         Liabilities
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Compensation and related benefits......  $       -        $      213.9      $        -        $     271.8
    Reserves and reinsurance...............        945.1               -               801.9              -
    DAC....................................          -             2,026.8               -            1,855.6
    Unrealized investment gains............          -               483.7               -              482.4
    Investments............................          -               557.9               -              525.3
    Other..................................          -                41.9               6.7              -
                                            ---------------  ----------------  ---------------   ---------------
    Total..................................  $     945.1      $    3,324.2      $      808.6      $   3,135.1
                                            ===============  ================  ===============   ===============

    In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

    In 2003, the IRS commenced an examination of the AXA Financial's consolidated Federal income tax returns, which includes the Company, for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations or financial position.

12) REINSURANCE AGREEMENTS

    The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

    During 2004, the Insurance Group reinsured most of its new variable life, universal life and term life policies on an excess of retention basis, retaining up to a maximum of $15 million on single-life policies and $20 million on second-to-die policies with the excess 100% reinsured. For certain segments of its business, the Insurance Group ceded 50% of the business underwritten by AXA Equitable on a guaranteed or simplified issue basis was ceded on a yearly renewable term basis. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases. Likewise, certain risks that would otherwise be reinsured on a proportional basis have been retained.

    At December 31, 2004, the Company had reinsured in the aggregate approximately 27.4% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 75.3% of its current liability exposure resulting from the GMIB feature.

    Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives under SFAS No. 133, at December 31, 2004 and 2003 were $90.0 million and $29.0 million, respectively. The increase (decrease) in estimated fair value was $61.0 million and $(91.0) million for the years ended December 31, 2004 and 2003, respectively.

    At December 31, 2004 and 2003, respectively, reinsurance recoverables related to insurance contracts amounted to $2.55 billion and $2.46 billion. Reinsurance payables related to insurance contracts totaling $27.9 million and $27.5 million are included in other liabilities in the consolidated balance sheets.

    The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $387.4 million and $389.7 million at December 31, 2004 and 2003, respectively.

    The Insurance Group also cedes a portion of its extended term insurance, paid up life insurance and guaranteed interest contracts and substantially all of its individual disability income through various coinsurance agreements.

    In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. The Insurance Group has also assumed accident, health, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. Reinsurance assumed reserves at December 31, 2004 and 2003 were $653.0 million and $587.5 million, respectively.

    The following table summarizes the effect of reinsurance (excluding group life and health):

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Direct premiums....................................  $       828.9       $      913.8       $      954.6
        Reinsurance assumed................................          191.2              153.2              181.4
        Reinsurance ceded..................................         (140.5)            (177.6)            (190.8)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       879.6       $      889.4       $      945.2
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $       134.8       $      100.3       $       96.6
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       344.7       $      390.9       $      346.3
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        50.2       $       49.7       $       54.6
                                                            =================   ================   =================

13) EMPLOYEE BENEFIT PLANS

    The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. AXA Equitable's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company uses a December 31 measurement date for its pension and postretirement plans.

    Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA"). The Company made cash contributions in 2004 to the qualified plans of $10.0 million. The Company expected to require no cash contributions to the qualified plans to satisfy the minimum funding requirements for the year ended 2005.

    Components of net periodic pension expense (credit) follow:

                                                                  2004               2003                2002
                                                            -----------------   ----------------   -----------------
                                                                                 (In Millions)
        Service cost.......................................  $        34.6       $       31.8       $       32.1
        Interest cost on projected benefit obligations.....          121.9              122.6              125.3
        Expected return on assets..........................         (170.9)            (173.9)            (181.8)
        Net amortization and deferrals.....................           64.7               53.4                6.4
                                                            -----------------   ----------------   -----------------
        Net Periodic Pension Expense.......................  $        50.3       $       33.9       $      (18.0)
                                                            =================   ================   =================

    The projected benefit obligations under the pension plans were comprised of:

                                                                                       December 31,
                                                                             -----------------------------------
                                                                                 2004                2003
                                                                             ---------------   -----------------
                                                                                       (In Millions)
    Benefit obligations, beginning of year.................................  $    2,013.3       $    1,883.9
    Service cost...........................................................          28.6               26.8
    Interest cost..........................................................         121.9              122.6
    Actuarial losses ......................................................         184.0              113.5
    Benefits paid..........................................................        (135.8)            (133.5)
                                                                             ---------------   -----------------
    Benefit Obligations, End of Year.......................................  $    2,212.0       $    2,013.3
                                                                             ===============   =================

    The change in plan assets and the funded status of the pension plans was as follows:

                                                                                          December 31,
                                                                                ----------------------------------
                                                                                    2004               2003
                                                                                ---------------   ----------------
                                                                                         (In Millions)
    Plan assets at fair value, beginning of year..............................  $    2,015.1      $     1,785.4
    Actual return on plan assets..............................................         243.9              359.7
    Contributions.............................................................          11.4               10.0
    Benefits paid and fees....................................................        (143.7)            (140.0)
                                                                                ---------------   ----------------
    Plan assets at fair value, end of year....................................       2,126.7            2,015.1
    Projected benefit obligations.............................................       2,212.0            2,013.3
                                                                                ---------------   ----------------
    (Underfunding) excess of plan assets over projected benefit obligations...         (85.3)               1.8
    Unrecognized prior service cost...........................................          (9.8)             (34.8)
    Unrecognized net loss from past experience different
      from that assumed.......................................................         927.5              904.3
    Unrecognized net asset at transition......................................          (1.3)              (1.3)
                                                                                ---------------   ----------------
    Prepaid Pension Cost, Net.................................................  $      831.1      $       870.0
                                                                                ===============   ================

    The prepaid pension cost for pension plans with assets in excess of projected benefit obligations was $852.4 million and $886.4 million and the accrued liability for pension plans with accumulated benefit obligations in excess of plan assets was $21.3 million and $16.4 million at December 31, 2004 and 2003, respectively.

    The following table discloses the estimated fair value of plan assets and the percentage of estimated fair value to total plan assets:

                                                                             DECEMBER 31,
                                                      ---------------------------------------------------------
                                                               2004                             2003
                                                      ---------------------------      ------------------------
                                                                             (IN MILLIONS)
                                                             ESTIMATED                    Estimated
                                                            FAIR VALUE         %          Fair Value       %
                                                      --------------------    ----     ----------------   -----
    Corporate and government debt securities.......    $       450.1          21.2     $      438.2       21.7
    Equity securities..............................          1,468.0          69.0          1,387.4       68.9
    Equity real estate ............................            192.8           9.1            184.8        9.2
    Short-term investments.........................             14.9            .7              2.1         .1
    Other..........................................               .9            -               2.6         .1
                                                      --------------------             ---------------
    Total Plan Assets..............................    $     2,126.7                   $     2,105.1
                                                      ====================             ===============

    The primary investment objective of the plans of the Company is to maximize return on assets, giving consideration to prudent risk. Strategy with respect to asset mix is designed to meet, and, if possible, exceed the long-term rate-of-return assumptions for benefit obligations. The asset allocation is designed with a long-term investment horizon, based on target investment of 65% equities, 25% fixed income and 10% real estate. Emphasis is given to equity investments, given their higher expected rate of return. Fixed income investments are included to provide less volatile return. Real Estate investments offer diversity to the total portfolio and long-term inflation protection.

    A secondary investment objective of the plans of the Company is to minimize variation in annual net periodic pension cost over the long term and to fund as much of the future liability growth as practical. Specifically, a reasonable total rate of return is defined as income plus realized and unrealized capital gains and losses such that the growth in projected benefit obligation is less than the return on investments plus contributions.

    The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2004 and 2003.

                                                                                     AXA Financial
                                                                            --------------------------------
                                                                                2004               2003
                                                                                ----               ----
    Discount rate:
      Benefit obligation...............................................        5.75%              6.25%
      Periodic cost....................................................        6.25%              6.75%

    Rate of compensation increase:
      Benefit obligation and periodic cost.............................        5.75%              5.78%

    Expected long-term rate of return on plan assets (periodic cost)...         8.5%               8.5%

    As noted above, the pension plans' target asset allocation is 65% equities, 25% fixed maturities, and 10% real estate. Management reviewed the historical investment returns and future expectations of returns from these asset classes to conclude that a long-term expected rate of return of 8.5% is reasonable.

    The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were zero and zero, respectively, at December 31, 2004, and $51.1 million and $37.3 million, respectively, at December 31, 2003. The accumulated benefit obligation for all defined benefit pension plans was $2,072.6 million and $1,933.5 million at December 31, 2004 and 2003, respectively. The aggregate projected benefit obligation for pension plans with projected benefit obligations in excess of plan assets was zero at December 31, 2004 and $73.6 million at December 31, 2003.

    Prior to 1987, the pension plan funded participants' benefits through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $23.2 million, $24.5 million and $26.0 million for 2004, 2003 and 2002, respectively.

    The following table sets forth an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2005, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2004 and include benefits attributable to estimated future employee service.

                                               PENSION BENEFITS
                                             --------------------
                                                 (IN MILLIONS)
                  2005.......................  $     146.3
                  2006.......................        156.2
                  2007.......................        159.4
                  2008.......................        161.3
                  2009.......................        163.8
                  Years 2010 - 2014..........        842.0

    On December 8, 2003, the Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the "MMA") was signed into law. It introduced a prescription drug benefit under Medicare Part D that would go into effect in 2006 as well as a Federal subsidy to employers whose plans provide an "actuarially equivalent" prescription drug benefit, however, detailed regulations necessary to implement and administer the MMA have not yet been issued. Management and its actuarial advisors have not been able to conclude as yet whether the prescription drug benefits provided under the Company's retiree medical plans are actuarially equivalent to the new Medicare prescription drug benefits for 2006 and future years. Consequently, measures of the accumulated postretirement benefit obligations and net periodic postretirement benefit cost for these plans at and for the year ended December 31, 2004 do not reflect any amounts associated with enactment of MMA, including the subsidy.

    Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or hired to replace them. The Company has recorded compensation and benefit expenses in connection with these deferred compensation plans totaling $140.4 million, $124.2 million and $101.4 million for 2004, 2003 and 2002, respectively (including $61.3 million, $85.1 million and $63.7 million for 2004, 2003 and 2002, respectively, relating to the Bernstein deferred compensation plan).

14) DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

    Derivatives
    -----------

    The Insurance Group primarily uses derivatives for asset/liability risk management, for hedging individual securities and certain equity exposures and to reduce the Insurance Group's exposure of interest rate fluctuations. Various derivative instruments are used to achieve these objectives, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures, including the program to hedge certain risks associated with the GMDB/GMIB features of the Accumulator series of annuity products. At December 31, 2004, the Company's outstanding equity-based futures contracts were exchanged-traded and net settled each day. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of GMIB features contained in annuity contracts issued by the Company. See Note 12 to Notes to Consolidated Financial Statements.

    Margins on individual insurance and annuity contracts are affected by interest rate fluctuations. If interest rates fall, crediting interest rates and dividends would be adjusted subject to competitive pressures. In addition, policies are subject to minimum rate guarantees. To hedge exposure to lower interest rates, the Company has used interest rate floors. At December 31, 2004 the outstanding notional amount of interest rate floors was $12.0 billion. For the year ended December 31, 2004 net unrealized losses of $3.9 million and no realized gains were recognized from floor contracts. These derivatives do not qualify for hedge accounting treatment under GAAP.

    The Company issues certain variable annuity products with GMDB and GMIB features. The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholder account balances would support. The risk associated with the GMIB feature is that under-performance of the financial markets could result in GMIB benefits, in the event of election, being higher than what accumulated policyholders account balances would support. The Company initiated a dynamic hedging program in the third quarter 2003, utilizing exchange traded futures contracts, to hedge certain risks associated with the GMDB feature of certain annuity products with a total account value of $20,887 million at December 31, 2004, and in 2004, initiated a similar program to hedge certain risks, associated with the GMIB feature of certain annuity products with a total account value of $7,446 million at December 31, 2004. The futures contracts are managed to correlate with changes in the value of the GMDB and GMIB feature that result from financial markets movements. The Company retains basis risk and risk associated with actual versus expected assumptions for mortality, lapse and election rate. This program does not qualify for hedge accounting treatment under GAAP. At December 31, 2004 the Company had open exchange-traded futures positions on the S&P 500, Russell 1000 and NASDAQ 100 indices, having an aggregate notional amount of $956.7 million and an initial margin requirement of $51.2 million. Contracts are net settled daily. At December 31, 2004, the Company had open exchange-traded futures positions on the 10-year U.S. Treasury Note, having an aggregate notional amount of $156.7 million and an initial margin requirement of $1.3 million. Contracts are net settled daily. For the year ended December 31, 2004, net realized losses of $63.1 million and net unrealized losses of $20.6 million were recognized from futures contracts utilized in this program and were partially offset by a similar decline in the GMDB and GMIB reserve.

    The Company is exposed to counterparty risk attributable to hedging transactions entered into with counterparties. Exposure to credit risk is controlled with the respect to each counterparty through a credit appraisal and approval process. Each counterparty is currently rated 1 by the NAIC.

    All derivatives outstanding at December 31, 2004 and 2003 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were:

                                                                                      DECEMBER 31,
                                                                           ------------------------------------
                                                                                2004                2003
                                                                           ----------------   -----------------
                                                                                      (IN MILLIONS)
    Notional Amount by Derivative Type:
      Options:
        Floors..........................................................    $   12,000         $   12,000
        Bond and equity-based futures...................................         1,113                275
                                                                           ----------------   -----------------
      Total.............................................................    $   13,113         $   12,275
                                                                           ================   =================

    At December 31, 2004 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

    All gains and losses on derivative financial instruments utilized by the Company in 2004 and 2003 are reported in earnings. None of the derivatives were designated as qualifying hedges under SFAS No. 133. For 2004 and 2003, respectively, investment results, principally in net investment income, included gross gains of $26.2 million and $.6 million and gross losses of $114.2 million and $42.6 million that were recognized on derivative positions.

    Fair Value of Financial Instruments
    -----------------------------------

    The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

    Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market values of off-balance-sheet financial instruments of the Insurance Group were not material at December 31, 2004 and 2003.

    Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

    Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

    The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

    The fair values for variable deferred annuities and single premium deferred annuities, included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

    Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate that takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

    The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 of Notes to Consolidated Financial Statements are presented below:

                                                                       DECEMBER 31,
                                            --------------------------------------------------------------------
                                                          2004                               2003
                                            ---------------------------------  ---------------------------------
                                               CARRYING         ESTIMATED         Carrying         Estimated
                                                VALUE          FAIR VALUE          Value           Fair Value
                                            ---------------  ----------------  ---------------   ---------------
                                                                       (IN MILLIONS)
    Consolidated:
    Mortgage loans on real estate..........  $    3,131.9     $     3,321.4     $     3,503.1     $    3,761.7
    Other limited partnership interests....         891.0             891.0             775.5            775.5
    Policy loans...........................       3,831.4           4,358.2           3,894.3          4,481.9
    Policyholders liabilities:
      Investment contracts.................      17,755.5          18,175.5          16,817.0         17,245.9
    Long-term debt.........................         607.3             665.9           1,004.9          1,105.7

    Closed Block:
    Mortgage loans on real estate..........  $    1,098.8     $     1,162.9     $     1,297.6     $    1,386.0
    Other equity investments...............           3.8               3.8              14.2             14.2
    Policy loans...........................       1,322.5           1,535.4           1,384.5          1,626.7
    SCNILC liability.......................          13.1              13.1              14.8             14.9

    Other Discontinued Operations:
    Mortgage loans on real estate..........  $       21.4     $        23.1     $        63.9     $       69.5
    Other equity investments...............           4.4               4.4               7.5              7.5
    Guaranteed interest contracts..........           6.8               6.8              17.8             16.3
    Long-term debt.........................         101.7             101.7             101.7            101.7

15) COMMITMENTS AND CONTINGENT LIABILITIES

    In addition to its debt and lease commitments discussed in Notes 10 and 17 of Notes to Consolidated Financial Statements, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2004, these arrangements included commitments by the Company to provide equity financing of $418.2 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

    AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

    The Company had $60.5 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2004. AXA Equitable had $29.2 million in commitments under existing mortgage loan agreements at December 31, 2004.

    In February 2002, Alliance signed a $125.0 million agreement with a commercial bank under which it guaranteed certain obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2004, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16) LITIGATION

    A number of lawsuits have been filed against life and health insurers in the jurisdictions in which AXA Equitable and its respective insurance subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable, Equitable Variable Life Insurance Company ("EVLICO", which was merged into AXA Equitable effective January 1, 1997), and AXA Life like other life and health insurers, from time to time are involved in such litigations.

    In October 2000, an action entitled SHAM MALHOTRA, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, AXA ADVISORS, LLC AND EQUITABLE DISTRIBUTORS, INC. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased AXA Equitable deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law (the "GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserted causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint. In March 2003, the United States District Court for the Eastern District of New York: (i) granted plaintiffs' motion, filed October 2001, seeking leave to reopen their original case for the purpose of filing an amended complaint and accepted plaintiffs' proposed amended complaint, (ii) appointed the named plaintiffs as lead plaintiffs and their counsel as lead counsel for the putative class, (iii) consolidated plaintiffs' original action with their second action, which was filed in October 2001, and (iv) ruled that the court would apply AXA Equitable's motion to dismiss the amended complaint in the second action to the plaintiffs' amended complaint from the original action. In April 2003, plaintiffs filed a second amended complaint alleging violations of Sections 10(b) and 20(a) of the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The action purports to be on behalf of a class consisting of all persons who on or after October 3, 1997 purchased an individual variable deferred annuity contract, received a certificate to a group variable deferred annuity contract or made an additional investment through such a contract, which contract was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment. In May 2003, the defendants filed a motion to dismiss the second amended complaint. In February 2004, the District Court issued a decision withdrawing without prejudice defendants' motion to dismiss the second amended complaint with leave to refile because the parties did not comply with the court's Individual Motion Practices. In March 2004, defendants filed a renewed motion to dismiss the second amended complaint.

    In October 2000, an action entitled AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP V. AXA CLIENT SOLUTIONS, LLC; THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES; AND AXA FINANCIAL, INC. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants, in connection with certain annuities issued by AXA Equitable (i) breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. AXA Equitable answered the amended complaint. In July 2004, the court dismissed Emerald's complaint for lack of subject matter (diversity) jurisdiction. In June 2004, Emerald filed a new complaint that was substantially similar to the complaint filed in the dismissed action against AXA Equitable, AXA Client Solutions, LLC, and AXA Financial in the United States District Court for the Northern District of Illinois. In July 2004, Emerald filed an amended complaint, to which AXA Equitable filed an answer asserting several affirmative defenses. AXA Equitable also filed a partial motion to dismiss the amended complaint. In August 2004, Emerald filed a motion to dismiss several affirmative defenses, which motion was granted in September 2004. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse effect on the Company's consolidated financial position.

    After the District Court denied defendants' motion to assert certain defenses and counterclaims in AMERICAN NATIONAL BANK, AXA Equitable commenced an action, in December 2001, entitled THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES V. AMERICAN NATIONAL BANK AND TRUST COMPANY OF CHICAGO, AS TRUSTEE F/B/O EMERALD INVESTMENTS LP AND EMERALD INVESTMENTS LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in AMERICAN NATIONAL BANK. AXA Equitable's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by AXA Equitable. AXA Equitable seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to AXA Equitable's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part AXA Equitable's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. AXA Equitable answered defendants' remaining counterclaims. In July 2004, AXA Equitable filed a motion to dismiss this action on the ground that there is no subject matter (diversity) jurisdiction. In September 2004, the court dismissed AXA Equitable's action and retained jurisdiction over Emerald's counterclaims in that action.

    In January 2004, DH2, Inc., an entity related to Emerald Investments L.P., filed a lawsuit in the United States District Court for the Northern District of Illinois, against AXA Equitable and EQ Advisors Trust ("EQAT"), asserting claims for breach of contract and breach of fiduciary duty, claims under the Federal securities laws, and misappropriation of trade secrets. The complaint alleges that AXA Equitable and EQAT wrongfully misappropriated DH2, Inc.'s confidential and proprietary information to implement fair value pricing of securities within the subaccounts of DH2, Inc.'s variable annuity, which diminished the profitability of its proprietary trading strategy. The complaint also alleges that AXA Equitable and EQAT implemented fair value pricing for an improper purpose and without adequate disclosure. The complaint further alleges that AXA Equitable and EQAT are not permitted to implement fair value pricing of securities. In May 2004, the complaint was served on AXA Equitable and EQAT. In July 2004, DH2 filed an amended complaint adding the individual trustees as defendants. In October 2004, all defendants filed a motion to dismiss the amended complaint. In March 2005, the Court granted the motion to dismiss, dismissing DH2's claims for alleged violations of the Investment Company Act of 1940, as amended (the "Investment Company Act") with prejudice and dismissing the remaining claims without prejudice on the ground that DH2 failed to state a claim under the Federal securities laws. DH2 has until April 2005 to file a Second Amended Complaint consistent with the Court's decision.

    In November 2004, a fairness hearing in PETER FISCHEL, ET AL. V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES, a previously disclosed lawsuit, was held and a settlement was approved effective as of January 2005. Management believes that the settlement of Fischel will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    A putative class action entitled STEFANIE HIRT, ET AL. V. THE EQUITABLE RETIREMENT PLAN FOR EMPLOYEES, MANAGERS AND AGENTS, ET AL. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. In March 2003, plaintiffs filed an amended complaint elaborating on the remaining claims in the original complaint and adding additional class and individual claims alleging that the adoption and announcement of the cash balance formula and the subsequent announcement of changes in the application of the cash balance formula failed to comply with ERISA. The parties agreed that the new individual claims of the five named plaintiffs regarding the delivery of announcements to them would be excluded from the class certification. In April 2003, defendants filed an answer to the amended complaint. By order dated May 2003, the District Court, as requested by the parties, certified the case as a class action, including a sub-class of all current and former Plan participants, whether active, inactive or retired, their beneficiaries or estates, who were subject to a 1991 change in application of the cash balance formula. In July 2003, defendants filed a motion for summary judgment on the grounds that plaintiffs' claims are barred by applicable statutes of limitations. In October 2003, the District Court denied that motion. In July 2004, the parties filed cross motions for summary judgment asking the court to find in their respective favors on plaintiffs' claim that (1) the cash balance formula of the retirement plan violates ERISA's age discrimination provisions and (2) the notice of plan amendment distributed by AXA Equitable violated ERISA's notice rules. Following a hearing on the motions, the court ordered a limited amount of additional discovery to be conducted followed by a subsequent hearing.

    In January 2003, a putative class action entitled BERGER ET AL. V. AXA NETWORK, LLC AND THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was commenced in the United States District Court for the Northern District of Illinois by two former agents on behalf of themselves and other similarly situated present, former and retired agents who, according to the complaint, "(a) were discharged by Equitable Life from `statutory employee status' after January 1, 1999, because of Equitable Life's adoption of a new policy stating that in any given year, those who failed to meet specified sales goals during the preceding year would not be treated as `statutory employees,' or (b) remain subject to discharge from `statutory employee' status based on the policy applied by Equitable Life." The complaint alleges that AXA Equitable improperly "terminated" the agents' full-time life insurance salesman statutory employee status in or after 1999 by requiring attainment of minimum production credit levels for 1998, thereby making the agents ineligible for benefits and "requiring" them to pay Self-Employment Contribution Act taxes. The former agents, who assert claims for violations of ERISA and 26 U.S.C. 3121, and breach of contract, seek declaratory and injunctive relief, plus restoration of benefits and an adjustment of their benefit plan contributions and payroll tax withholdings. In March 2003, AXA Equitable filed a motion to dismiss the complaint. In July 2003, the United States District Court for the Northern District of Illinois granted in part and denied in part AXA Equitable's motion to dismiss the complaint, dismissing plaintiffs' claims for violation of 26 U.S.C. 3121 and breach of contract. AXA Equitable has answered plaintiffs' remaining claim for violation of ERISA. In July 2003, plaintiffs filed a motion for class certification. In November 2003, AXA Equitable filed its opposition to the motion for class certification. In March 2004, the District Court entered an order certifying a class consisting of "[a]ll present, former and retired Equitable agents who (a) lost eligibility for benefits under any Equitable ERISA plan during any period on or after January 1, 1999 because of the application of the policy adopted by Equitable of using compliance with specified sales goals as the test of who was a "full time life insurance salesman" and thereby eligible for benefits under any such plan, or (b) remain subject to losing such benefits in the future because of the potential application to them of that policy." Discovery has concluded and the parties have filed cross motions for summary judgment. The case has been removed from the trial calendar pending a decision on these motions.

    In May 2003, a putative class action complaint entitled ECKERT V. THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES was filed in the United States District Court for the Eastern District of New York, as a case related to the Malhotra action described above. The complaint asserts a single claim for relief under Section 47(b) of the Investment Company Act of 1940, as amended based on AXA Equitable's alleged failure to register as an investment company. According to the complaint, AXA Equitable was required to register as an investment company because it was allegedly issuing securities in the form of variable insurance products and allegedly investing its assets primarily in other securities. The plaintiff purports to act on behalf of all persons who purchased or made an investment in variable insurance products from AXA Equitable on or after May 7, 1998. The complaint seeks declaratory judgment permitting putative class members to elect to void their variable insurance contracts; restitution of all fees and penalties paid by the putative class members on the variable insurance products, disgorgement of all revenues received by AXA Equitable on those products, and an injunction against the payment of any dividends by AXA Equitable to the Holding Company. In June 2003, AXA Equitable filed a motion to dismiss the complaint. In June 2004, plaintiff, in connection with a settlement of a proceeding entitled ECKERT V. AXA ADVISORS, LLC, ET. AL. which was filed with the National Association of Securities Dealers, Inc., released his putative class action claim against AXA Equitable. In June 2004, plaintiff's counsel filed a motion for withdrawal of plaintiff from the putative class action lawsuit and intervention by another member of the putative class as plaintiff. In March 2005, the Court granted the motion to intervene by another member of the putative class and denied AXA Equitable's motion to dismiss without prejudice to refile the motion after the new complaint is filed.

    The ten similar and previously disclosed putative class action lawsuits, arising out of the Holding Company's acquisition of MONY, and filed between September and October 2003, against the Holding Company (and in some cases AIMA Acquisition Co., a wholly owned subsidiary of the Holding Company ("AIMA")), MONY and MONY's directors in the Court of Chancery of the State of Delaware in and for New Castle County, entitled BEAKOVITZ V. AXA FINANCIAL, INC., ET AL.; BELODOFF V. THE MONY GROUP INC., ET AL.; BRIAN V. THE MONY GROUP INC. ET AL.; BRICKLAYERS LOCAL 8 AND PLASTERERS LOCAL 233 PENSION FUND V. THE MONY GROUP, INC., ET AL.; CANTOR V. THE MONY GROUP, INC., ET AL.; E.M. CAPITAL, INC. V. THE MONY GROUP, INC., ET AL.; GARRETT V. THE MONY GROUP INC., ET AL.; LEBEDDA V. THE MONY GROUP, INC., ET AL.; MARTIN
    V. ROTH, ET AL.; and MUSKAL V. THE MONY GROUP, INC., ET AL. (collectively, the "MONY Stockholder Litigation") have been settled and dismissed with prejudice. The Company's management believes that the settlement of the MONY Stockholder Litigation will not have a material adverse effect on the consolidated financial position or results of operations of the Company.

    Related to the MONY Stockholder Litigation, the Holding Company, MONY and MONY's directors were named in two putative class action lawsuits filed in New York State Supreme Court in Manhattan, entitled LAUFER V. THE MONY GROUP, INC., ET AL. and NORTH BORDER INVESTMENTS V. BARRETT, ET AL. The complaints in these actions contain allegations substantially similar to those in the Delaware cases, and likewise purport to assert claims for breach of fiduciary duty against MONY's directors and for aiding and abetting a breach of fiduciary duty against the Holding Company. The complaints in these actions also purport to be brought on behalf of a class consisting of all MONY stockholders, excluding the defendants and their affiliates, and seek various forms of relief, including damages and injunctive relief that would, if granted, prevent the completion of the merger. In December 2003, defendants contested the claims in the LAUFER and NORTH BORDER complaints. In NORTH BORDER, in September 2004, the plaintiff agreed that it would not object to the proposed settlement before the Delaware Court of Chancery and that following a final judgment approving the settlement by the Delaware Court of Chancery, the plaintiff would dismiss its action against all defendants with prejudice. A stipulation of discontinuance for the North Border action was filed with the New York State Supreme Court in November 2004.

    In September 2004, a petition for appraisal entitled CEDE & CO. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by an alleged former MONY stockholder. The petition seeks a judicial appraisal of the value of the MONY shares held by former MONY stockholders who demanded appraisal pursuant to Section 262 of the General Corporation Law of the State of Delaware and have not withdrawn their demands. The parties are engaged in discovery. On or about November 4, 2004, a petition for appraisal entitled HIGHFIELDS CAPITAL LTD. V. AXA FINANCIAL, INC. was filed in the Delaware Court of Chancery by another alleged former MONY stockholder. The relief sought by the Highfields Capital petition is substantially identical to that sought pursuant to the Cede & Co. petition. The parties are engaged in discovery. In February 2005, the Delaware Court of Chancery consolidated the two actions for all purposes.

    In April 2004, a purported nationwide class action lawsuit was filed in the Circuit Court for Madison County, Illinois entitled MATTHEW WIGGENHORN V. EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. The lawsuit alleges that AXA Equitable uses stale prices for the foreign securities within the investment divisions of its variable insurance products. The complaint further alleges that AXA Equitable's use of stale pricing diluted the returns of the purported class. The complaint also alleges that AXA Equitable breached its fiduciary duty to the class by allowing market timing in general within AXA Equitable's variable insurance products, thereby diluting the returns of the class. The lawsuit asserts causes of action for negligence, gross negligence, breach of contract, and breach of fiduciary duty and seeks unspecified compensatory and punitive damages, plus prejudgment interest, attorneys' fees and costs. In June 2004, AXA Equitable removed the case to Federal court and in July 2004 filed a motion to dismiss. In July 2004, plaintiff filed a motion to remand the action to state court. In August 2004, the court stayed the action pending a decision by the U.S. Court of Appeals for the Seventh Circuit in a case filed against Putnam Funds et al. (to which the Holding Company is not a party) regarding removal pursuant to the Securities Litigation Uniform Standards Act under similar circumstances. In February 2005, the Baltimore Federal court entered a Conditional Transfer Order, conditionally transferring the case to Federal court in Baltimore, Maryland, where the majority of so-called market timing cases against various fund families have been transferred.

    ALLIANCE LITIGATION

    In April 2002, a consolidated complaint entitled IN RE ENRON CORPORATION SECURITIES LITIGATION ("Enron Complaint") was filed in the United States District Court for the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Notes due 2021. Plaintiffs allege the registration statement was materially misleading and that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the general partner of Alliance, signed the registration statement at issue. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. In June 2002, Alliance moved to dismiss the ENRON Complaint as the allegations therein pertain to it. In March 2003, that motion was denied. In May 2003, a First Amended Consolidated Complaint, with substantially identical allegations as to Alliance, was filed. Alliance filed its answer in June 2003. In May 2003, plaintiffs filed an Amended Motion For Class Certification. In October 2003, following the completion of class discovery, Alliance filed its opposition to class certification. Alliance's motion is pending. The case is currently in discovery.

    In May 2002, a complaint entitled THE FLORIDA STATE BOARD OF ADMINISTRATION
    V. ALLIANCE CAPITAL MANAGEMENT L.P. ("SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety. In November 2003, the SBA filed an amended complaint ("Amended SBA Complaint"). While the Amended SBA Complaint contains the Enron claims, the Amended SBA Complaint also alleges that Alliance breached its contract with the SBA by investing in or continuing to hold stocks for the SBA's investment portfolio that were not "1-rated," the highest rating that Alliance's research analysts could assign. The SBA also added claims for negligent supervision and common law fraud. The Amended SBA Complaint seeks rescissionary damages for all purchases of stocks that were not 1-rated, as well as damages for those that were not sold on a downgrade. During the third quarter of 2004, the SBA asserted in discovery that its Enron-related and 1-rated stock-related damages (including statutory interest) are approximately $2.9 billion. In November 2004, each party moved for partial summary judgment. In January 2005, the court granted, in part, Alliance's motion. Trial commenced in March 2005.

    In September 2002, a complaint entitled LAWRENCE E. JAFFE PENSION PLAN, LAWRENCE E. JAFFE TRUSTEE U/A 1198 V. ALLIANCE CAPITAL MANAGEMENT L.P., ALFRED HARRISON AND ALLIANCE PREMIER GROWTH FUND, INC. ("Jaffe Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the Investment Company Act. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In March 2003, the court granted Alliance's motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey for coordination with the now dismissed BENAK V. ALLIANCE CAPITAL MANAGEMENT L.P. AND ALLIANCE PREMIER GROWTH FUND action then pending. In December 2003, plaintiff filed an amended complaint ("Amended Jaffe Complaint") in the United States District Court for the District of New Jersey. The Amended Jaffe Complaint alleges violations of
    Section 36(a) of the Investment Company Act, common law negligence, and negligent misrepresentation. Specifically, the Amended Jaffe Complaint alleges that (i) the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of Enron, (ii) the defendants were negligent for investing in securities of Enron, and (iii) through prospectuses and other documents, defendants misrepresented material facts related to Premier Growth Fund's investment objective and policies. In January 2004, defendants moved to dismiss the Amended Jaffe Complaint. That motion is pending.

    In December 2002, a putative class action complaint entitled PATRICK J. GOGGINS ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("Goggins Complaint") was filed in the United States District Court for the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of Premier Growth Fund. In August 2003, the court granted Alliance's motion to transfer the Goggins Complaint to the United States District Court for the District of New Jersey. In December 2003, plaintiffs filed an amended complaint ("Amended Goggins Compliant") in the United States District Court for the District of New Jersey, which alleges that defendants violated Sections 11, 12(a)(2) and 15 of the Securities Act because Premier Growth Fund's registration statements and prospectuses contained untrue statements of material fact and omitted material facts. More specifically, the Amended Goggins Complaint alleges that the Premier Growth Fund's investment in Enron was inconsistent with the fund's stated strategic objectives and investment strategies. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages on behalf of a class of persons who purchased shares of Premier Growth Fund during the period October 31, 2000 through February 14, 2002. In January 2004, Alliance moved to dismiss the Amended Goggins Complaint. In
    December 2004, the court granted Alliance's motion and dismissed the case. In January 2005, plaintiff appealed the court's decision.

    In October 2003, a purported class action complaint entitled ERB ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P. ET AL. ("ERB Complaint") was filed in the Circuit Court of St. Clair County, State of Illinois against Alliance. Plaintiff, purportedly a shareholder in the Premier Growth Fund, alleges that Alliance breached unidentified provisions of Premier Growth Fund's prospectus and subscription and confirmation agreements that allegedly required that every security bought for Premier Growth Fund's portfolio must be a "1-rated" stock, the highest rating that Alliance's analysts could assign. Plaintiff alleges that Alliance impermissibly purchased shares of stocks that were not 1-rated. Plaintiff seeks rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund over the past ten years, as well as an unspecified amount of damages. In June 2004, plaintiff filed an amended complaint ("Amended Erb Complaint") in the Circuit Court of St. Clair County, Illinois. The Amended Erb Complaint allegations are substantially similar to those contained in the previous complaint, however, the Amended Erb Complaint adds a new plaintiff and seeks to allege claims on behalf of a purported class of persons or entities holding an interest in any portfolio managed by Alliance's Large Cap Growth Team. The Amended Erb Complaint alleges that Alliance breached its contracts with these persons or entities by impermissibly purchasing shares of stocks that were not 1-rated. Plaintiffs seek rescission of all purchases of any non-1-rated stocks Alliance made for Premier Growth Fund and other Large Cap Growth Team clients' portfolios over the past eight years, as well as an unspecified amount of damages. In July 2004, Alliance removed the Erb action to the United States District Court for the Southern District of Illinois on the basis that plaintiffs' claims are preempted under the Securities Litigation Uniform Standards Act. In August 2004, the District Court remanded the action to the Circuit Court. In September 2004, Alliance filed a notice of appeal with respect to the District Court's order. In December 2004, plaintiffs moved to dismiss Alliance's appeal. These motions are pending.

    Market Timing-Related Matters

    In October 2003, a purported class action complaint entitled HINDO ET AL. V. ALLIANCEBERNSTEIN GROWTH & INCOME FUND ET AL. ("Hindo Complaint") was filed against Alliance, Alliance Holding, ACMC, the Holding Company, the AllianceBernstein Funds, the registrants and issuers of those funds, certain officers of Alliance (the "Alliance defendants"), and certain other defendants not affiliated with Alliance, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Investment Advisers Act of 1940 (the "Advisers Act"). Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts.

    Since October 2003, forty-three additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various Federal and state courts against Alliance and certain other defendants, and others may be filed. Such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974 ("ERISA"), certain state securities statutes and common law. All of these lawsuits seek an unspecified amount of damages.

    In February 2004, the Judicial Panel on Multidistrict Litigation ("MDL Panel") transferred all Federal actions to the United States District Court for the District of Maryland ("Mutual Fund MDL"). In March 2004 and April 2004, the MDL Panel issued orders conditionally transferring the state court cases against Alliance and numerous others to the Mutual Fund MDL. Transfer of all of these actions subsequently became final. Plaintiffs in three of these four actions moved to remand the actions back to state court. In June 2004, the Court issued an interim opinion deferring decision on plaintiffs' motions to remand until a later stage in the proceedings. Subsequently, the plaintiff in the state court individual action moved the Court for reconsideration of that interim opinion and for immediate remand of her case to state court, and that motion is pending. Defendants are not yet required to respond to the complaints filed in the state court derivative actions.

    In September 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of Alliance. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between Alliance and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by Alliance. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous Federal lawsuits.

    The Holding Company, AXA S.A. and AXA Equitable are named as defendants in the mutual fund shareholder complaint and the Alliance Holding unitholder derivative complaint. Claims have been asserted against all these companies that include both control person and direct liability. The Holding Company is named as a defendant in the mutual fund complaint and the ERISA complaint. Alliance recorded charges to income totaling $330 million during the second half 2003 in connection with establishing the $250 million restitution fund and certain other matters. During 2004, Alliance paid $296 million related to these matters (including $250 million to the restitution fund) and has cumulatively paid $302 million. Accordingly, it is possible that additional charges in the future may be required.

    Revenue Sharing-Related Matters

    In June 2004, a purported class action complaint entitled AUCOIN, ET AL. V. ALLIANCE CAPITAL MANAGEMENT L.P., ET AL. ("Aucoin Complaint") was filed against Alliance, Alliance Holding, ACMC, The Holding Company, AllianceBernstein Investment Research and Management, Inc., a wholly-owned subsidiary of Alliance ("ABIRM"), certain current and former directors of the AllianceBernstein Funds, and unnamed Doe defendants. The Aucoin Complaint names the AllianceBernstein Funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of the AllianceBernstein Growth & Income Fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from AllianceBernstein Fund assets to broker-dealers in exchange for preferential marketing services,
    (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with Alliance, including recovery of all fees paid to Alliance pursuant to such contracts, an accounting of all AllianceBernstein Fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

    Since June 22, 2004, nine additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against Alliance and certain other defendants, and others may be filed. All nine of the lawsuits (i) were brought as class actions filed in the United States District Court for the Southern District of New York, (ii) assert claims substantially identical to the Aucoin Complaint, and (iii) are brought on behalf of shareholders of AllianceBernstein Funds.

    In February 2005, plaintiffs filed a consolidated amended class action complaint that asserts claims substantially similar to the Aucion Complaint and the nine additional lawsuits referenced above.

    Directed Brokerage

    Alliance and approximately twelve other investment management firms were mentioned publicly in connection with the settlement by the SEC of charges that Morgan Stanley violated Federal securities laws relating to its receipt of compensation for selling specific mutual funds and the disclosure of such compensation. The SEC has indicated publicly that, among other things, it is considering enforcement action in connection with mutual funds' disclosure of such arrangements and in connection with the practice of considering mutual fund sales in the direction of brokerage commissions from fund portfolio transactions. The SEC has issued subpoenas, and the NASD has issued requests for information, to Alliance in connection with this matter and Alliance has provided documents and other information to the SEC and the NASD and is cooperating fully with their investigations. On March 11, 2005, discussions commenced with the NASD that Alliance's management believes will conclude these investigations. Accordingly, Alliance recorded a $5 million charge against 2004 earnings.

    Proof of Claim-Related Matters

    In January 2005, a purported class action complaint entitled CHARLES DAVIDSON AND BERNARD SAMSON, ET AL. V. BRUCE W. CALVERT, ET AL. ("Davidson Complaint") was filed against Alliance Capital, ABIRM, various current and former directors of ACMC, and unnamed Doe defendants in the United States District Court for the Southern District of New York by alleged shareholders of AllianceBernstein Funds. The Davidson Complaint alleges that Alliance Capital, as investment advisor to the AllianceBernstein Funds, and the other defendants breached their fiduciary duties arising under Sections 36(a), 36(b) and 47(b) of the Investment Company Act by failing to ensure that the AllianceBernstein Funds participated in certain securities class action settlements for which the Funds were eligible. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, and forfeiture of all commissions and fees paid to the defendants.

    Two additional lawsuits making factual allegations substantially similar to those in the Davidson Complaint were filed against Alliance Capital and certain defendants not affiliated with Alliance Capital, and others may be filed. One of the lawsuits was brought as a class action in the United States District Court for the District of Massachusetts on behalf of alleged shareholders of the Mass Mutual family of funds. The other lawsuit was brought as a class action in the United States District Court for the Eastern District of Pennsylvania on behalf of alleged shareholders of the Vanguard family of funds. Both additional lawsuits: (i) assert claims against Alliance Capital in connection with sub-advisory services provided by Alliance Capital to the respective fund families; (ii) assert claims substantially identical to the Davidson Complaint; and (iii) seek relief substantially identical to the Davidson Complaint.

                         ------------------------------

    Although the outcome of litigation generally cannot be predicted with certainty, management believes that, except as otherwise noted, the ultimate resolution of the litigations described above involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of the Company. Except as noted above, management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

    In addition to the matters previously reported and those described above, AXA Equitable and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

17) LEASES

     The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2005 and the four successive years are $131.9 million, $121.1 million, $110.7 million, $102.8 million, $90.9 million and $715.8 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2005 and the four successive years is $11.5 million, $4.1million, $3.3 million, $2.9 million, $2.3 million and $17.5 million thereafter.

    At December 31, 2004, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2005 and the four successive years is $74.4 million, $77.6 million, $70.9 million, $73.8 million, $72.4 million and $708.5 million thereafter.

    The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2005 and the four successive years are $.9 million and $.6 million, $.3 million, $.3 million and $.2 million, respectively.

18) INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

    AXA Equitable is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent; pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $433.1 million during 2005. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2004, 2003 and 2002, the Insurance Group statutory net income totaled $571.4 million, $549.4 million and $451.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,287.3 million and 4,555.7 million at December 31, 2004 and 2003, respectively. In 2004, 2003 and 2002, respectively, AXA Equitable paid shareholder dividends of $500.0 million, $400.0 million and $500.0 million.

    At December 31, 2004, the Insurance Group, in accordance with various government and state regulations, had $32.8 million of securities deposited with such government or state agencies.

    At December 31, 2004 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2004.

    Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

    The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                              2004               2003                2002
                                                        -----------------   ----------------   -----------------
                                                                             (IN MILLIONS)
    Net change in statutory surplus and
      capital stock....................................  $       196.8       $       43.4       $   (1,354.7)
    Change in AVR......................................          528.1              152.2             (464.7)
                                                        -----------------   ----------------   -----------------
    Net change in statutory surplus, capital stock
      and AVR..........................................          724.9              195.6           (1,819.4)
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................         (398.8)            (245.7)             255.2
      DAC..............................................          529.2              556.1              458.1
      Deferred income taxes............................          122.5               30.9             (634.6)
      Valuation of investments.........................           10.1               39.6              (74.8)
      Valuation of investment subsidiary...............         (460.3)            (321.6)           1,399.4
      Change in fair value of guaranteed minimum
        income benefit reinsurance contracts...........           61.0              (91.0)             120.0
      Shareholder dividends paid.......................          500.0              400.0              500.0
      Changes in non-admitted assets...................          (74.7)             (35.1)             384.2
      Other, net.......................................          (98.9)              (2.1)             (23.7)
      GAAP adjustments for Other Discontinued
        Operations.....................................           14.9               (2.3)              23.0
                                                        -----------------   ----------------   -----------------
    Net Earnings of the Insurance Group................  $       929.9       $      524.4       $      587.4
                                                        =================   ================   =================

                                                                              DECEMBER 31,
                                                        ---------------------------------------------------------
                                                              2004               2003                2002
                                                        -----------------   ----------------   ------------------
                                                                             (IN MILLIONS)

    Statutory surplus and capital stock................  $     4,331.5       $    4,134.7       $    4,091.3
    AVR................................................          870.0              341.9              189.7
                                                        -----------------   ----------------   ------------------
    Statutory surplus, capital stock and AVR...........        5,201.5            4,476.6            4,281.0
    Adjustments:
      Future policy benefits and policyholders'
        account balances...............................       (1,882.1)          (1,483.3)          (1,237.6)
      DAC..............................................        6,813.9            6,290.4            5,801.0
      Deferred income taxes............................       (1,770.4)          (1,729.8)          (1,835.8)
      Valuation of investments.........................        2,237.6            2,196.3            1,629.6
      Valuation of investment subsidiary...............       (1,973.3)          (1,513.0)          (1,191.4)
      Fair value of guaranteed minimum income benefit
        reinsurance contracts..........................           90.0               29.0              120.0
      Non-admitted assets..............................        1,055.5            1,130.2            1,162.3
      Issuance of surplus notes........................         (599.7)            (599.6)            (599.6)
      Other, net.......................................          147.9               77.7              157.2
      GAAP adjustments for Other Discontinued
        Operations.....................................          (96.4)            (103.9)            (108.7)
                                                        -----------------   ----------------   ------------------
    Equity of the Insurance Group......................  $     9,224.5       $    8,770.6       $    8,178.0
                                                        =================   ================   ==================

19) BUSINESS SEGMENT INFORMATION

    The Company's operations consist of Insurance and Investment Services segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

    The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual funds, and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

    The Investment Services segment is principally comprised of the investment management business of Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowment funds and domestic and foreign financial institutions and governments, (b) private clients, including high net worth individuals, trusts and estates, charitable foundations and other entities, by means of separately managed accounts, hedge funds and other investment vehicles, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy, trading and other services. This segment also includes institutional Separate Accounts principally managed by Alliance that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

    Intersegment investment advisory and other fees of approximately $118.4 million, $103.0 million and $102.2 million for 2004, 2003 and 2002, respectively, are included in total revenues of the Investment Services segment.

    The following tables reconcile segment revenues and earnings from continuing operations before income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    SEGMENT REVENUES:
    Insurance..........................................   $     5,447.7       $     4,734.4     $     4,673.4
    Investment Services................................         3,031.5             2,738.5           2,744.9
    Consolidation/elimination..........................           (82.8)              (70.4)            (71.3)
                                                         -----------------   ----------------  ------------------
    Total Revenues.....................................   $     8,396.4       $     7,402.5     $     7,347.0
                                                         =================   ================  ==================

    SEGMENT EARNINGS (LOSS) FROM CONTINUING
      OPERATIONS BEFORE INCOME
      TAXES AND MINORITY INTEREST:
    Insurance..........................................   $       946.3       $       631.6     $       437.9
    Investment Services................................           728.8               318.6             590.7
    Consolidation/elimination..........................             (.9)                -                 -
                                                         -----------------   ----------------  ------------------
    Total Earnings from Continuing Operations
       before Income Taxes
       and Minority Interest...........................   $     1,674.2       $       950.2     $     1,028.6
                                                         =================   ================  ==================

                                                                              DECEMBER 31,
                                                         --------------------------------------------------------
                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)
    ASSETS:

    Insurance..........................................   $   110,141.1       $    98,822.1     $    80,638.7
    Investment Services................................        14,326.3            15,410.1          14,160.3
    Consolidation/elimination..........................            26.7                33.1              27.3
                                                         -----------------   ----------------  ------------------
    Total Assets.......................................   $   124,494.1       $   114,265.3     $    94,826.3
                                                         =================   ================  ==================

20) QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

    The quarterly results of operations for 2004 and 2003 are summarized below:

                                                                THREE MONTHS ENDED
                                   ------------------------------------------------------------------------------
                                       MARCH 31           JUNE 30            SEPTEMBER 30          DECEMBER 31
                                   -----------------  -----------------   ------------------   ------------------
                                                                   (IN MILLIONS)

    2004
    Total Revenues................  $     2,124.2      $     2,019.7       $    2,093.5         $    2,159.0
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $       227.4      $       269.3       $      204.6         $      192.5
                                   =================  =================   ==================   ==================

    Net Earnings..................  $       226.6      $       270.5       $      220.2         $      212.6
                                   =================  =================   ==================   ==================

    2003
    Total Revenues................  $     1,674.7      $     1,826.8       $    1,857.8         $    2,043.2
                                   =================  =================   ==================   ==================

    Earnings from
      Continuing Operations.......  $        35.7      $       209.7       $      134.8         $      140.8
                                   =================  =================   ==================   ==================

    Net Earnings..................  $        35.7      $       209.8       $      135.5         $      143.4
                                   =================  =================   ==================   ==================

21) ACCOUNTING FOR STOCK-BASED COMPENSATION

    The Holding Company sponsors a stock incentive plan for employees of AXA Equitable. Alliance sponsors its own stock option plans for certain employees.

    In January 2001, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the Stock Appreciation Rights is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded an increase in the Stock Appreciation Rights liability of $14.3 million and $12.0 for 2004 and 2003, respectively, primarily reflecting the variable accounting for the Stock Appreciation Rights based on the change in the market value of AXA ADRs in 2004 and 2003.

    The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Holding Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method:

                                                              2004               2003                 2002
                                                        -----------------   ----------------   -------------------
                                                                              (IN MILLIONS)
    Net income, as reported............................  $       929.9       $      524.4       $      587.4
    Less: total stock-based employee compensation
       expense determined under fair value method for
       all awards, net of income tax benefit...........          (21.4)             (35.8)             (36.0)
                                                        -----------------   ----------------   -------------------
    Pro Forma Net Earnings.............................  $       908.5       $      488.6       $      551.4
                                                        =================   ================   ===================

    The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2004, 2003 and 2002 follow:

                                               HOLDING COMPANY                           ALLIANCE
                                   -----------------------------------------   ------------------------------
                                       2004           2003         2002          2004      2003       2002
                                   -------------  ------------- ------------   --------- ---------- ---------
     Dividend yield...............    2.24%          2.48%         2.54%         3.5       6.1%      5.80%

     Expected volatility..........     43%            46%           46%          32%        32%       32%

     Risk-free interest rate......    2.86%          2.72%         4.04%         4.0%      3.0%       4.2%

     Expected life in years.......      5              5             5            5          7         7

     Weighted average fair value
       per option at grant date...    $6.94          $4.39         $6.30        $8.00      $5.96     $5.89


    A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2004.


                                                       HOLDING COMPANY                         ALLIANCE
                                             ------------------------------------  ---------------------------------
                                                                    WEIGHTED                           WEIGHTED
                                                                    AVERAGE                            AVERAGE
                                                  AXA ADRS          EXERCISE           UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE         (IN MILLIONS)        PRICE
                                             -------------------  ---------------  --------------- -----------------
        Balance at January 1, 2002.......         30.0              $31.55              15.9           $33.58
          Granted........................          6.7              $17.24               2.4           $33.32
          Exercised......................          (.2)             $10.70              (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12               (.5)          $42.99
                                             -------------------                   ---------------

        Balance at December 31, 2002.....         35.3              $25.14              16.4           $34.92
          Granted........................          9.1              $12.60                .1           $35.01
          Exercised......................         (1.7)              $7.85              (1.2)          $17.26
          Forfeited......................         (1.8)             $25.16              (1.5)          $43.27
                                             -------------------                   ---------------

        Balance at December 31, 2003.....         40.9              $23.04              13.8           $35.55
          Granted........................          7.2              $20.66                .1           $33.00
          Exercised......................         (2.5)             $14.82              (2.5)          $18.43
          Forfeited......................         (1.6)             $23.74              (1.8)          $46.96
                                             -------------------                   ---------------

        Balance at December 31, 2004              44.0              $23.03               9.6           $37.82
                                             ===================                   ===============

    Information about options outstanding and exercisable at December 31, 2004 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        ------------------  ------------------- ---------------- ---------------   ------------------   ----------------
              AXA ADRs
        ------------------
          $6.33 - $8.97               .2               1.08            $7.65               .2                 $7.65
          $10.13 - $15.12           10.1               7.39           $12.66              4.4                $12.81
          $15.91 - $22.84           15.5               7.35           $19.42              7.1                $18.51
          $25.96 - $32.87           13.1               3.65           $30.65             12.3                $30.64
          $35.85                     5.1               4.48           $35.85              5.1                $35.85
                              -----------------                                    ------------------
          $6.33 - $35.85            44.0                              $23.03             29.1                $25.71
                              =================                                    ==================

            Alliance
        ------------------
          $8.81-$18.47               1.2               2.25           $15.31              1.2                $15.31
          $25.63-$30.25              2.2               4.40           $28.05              2.1                $28.06
          $32.52-$48.50              3.1               7.01           $39.18              1.7                $42.03
          $50.15-$50.56              1.7               6.92           $50.25              1.0                $50.25
          $51.10-$58.50              1.4               5.95           $53.77              1.1                $53.76
                              -----------------                                    ------------------
          $8.81-$58.50               9.6               5.66           $37.82              7.1                $36.41
                              =================                                    ==================

    The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over periods of up to ten years.

    In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2004, approximately 11.3 million Alliance Holding units of a maximum 41.0 million units were subject to options granted and .1 million Alliance Holding units were subject to awards made under this plan.

22) RELATED PARTY TRANSACTIONS

    The Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $55.0 million and $57.6 million, respectively, for 2004 and 2003.

    The Company paid $658.8 million and $639.1 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2004 and 2003. The Company charged AXA Distribution's subsidiaries $293.1 million and $304.4 million, respectively, for their applicable share of operating expenses for 2004 and 2003, pursuant to the Agreements for Services.

    In September 2001, AXA Equitable loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.

    Both AXA Equitable and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements that include technology and professional development arrangements. Payments by AXA Equitable and Alliance to AXA under such agreements totaled approximately $30.2 million and $16.7 million in 2004 and 2003, respectively. Payments by AXA and AXA affiliates to AXA Equitable under such agreements totaled $38.9 million and $32.5 million in 2004 and 2003, respectively.

    In 2003, AXA Equitable entered into a reinsurance agreement with AXA Financial Reinsurance Company (Bermuda), LTD ("AXA Bermuda"), an indirect wholly owned subsidiary of the Holding Company, to cede certain term insurance policies written after December 2002. AXA Equitable ceded $28.6 million and $9.0 million of premiums and $16.4 million and $2.8 million of reinsurance reserves to AXA Bermuda in 2004 and 2003, respectively.

    In 2004, as a result of the Holding Company's acquisition of MONY, the Company restructured certain operations to reduce expenses and recorded pre-tax provisions of $45.6 million related to severance and $33.0 million related to the writeoff of capitalized software. During 2004, total severance payments made to employees totaled $5.0 million.

    Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                               2004               2003               2002
                                                         -----------------   ----------------  ------------------
                                                                              (IN MILLIONS)

    Investment advisory and services fees..............   $       744.6       $       748.1     $       763.2
    Distribution revenues..............................           447.3               436.0             467.5
    Shareholder servicing fees.........................            87.5                94.3             101.6
    Other revenues.....................................             8.8                11.4              10.2
    Brokerage..........................................             4.2                 4.4               7.0

23) SALE OF ALLIANCE CASH MANAGEMENT BUSINESS

    On October 28, 2004, Alliance announced that Alliance and Federated Investors, Inc. ("Federated") had reached a definitive agreement for Federated to acquire Alliance's cash management business. Under the agreement, up to $29.0 billion in assets from 22 third-party-distributed money market funds of AllianceBernstein Cash Management Services, will be transitioned into Federated money market funds at December 31, 2004. The transaction will not include the assets of AllianceBernstein Exchange Reserves, Inc., which will continue to be available to investors in other AllianceBernstein mutual funds. In addition, Alliance will continue to meet the liquidity needs of investors in its private client, managed account and institutional investment management businesses. The capital gain, net of income taxes and minority interest, that would be recognized upon the closing of the transaction in 2005 is not expected to be material to the Company. Estimated contingent payments received from Federated in the five years following the closing are expected to be similar in amount to the business's anticipated profit contribution over that period. The overall effect on earnings is, therefore, expected to be immaterial.

                                     PART C

                               OTHER INFORMATION
                               -----------------


Item 24.  Financial Statements and Exhibits
          ---------------------------------
          (a)  Financial Statements included in Part B.

           1.  Separate Account A:
               -Report of Independent Registered Public Accounting Firm;
                PricewaterhouseCoopers LLP
               -Statements of Assets and Liabilities for the Year Ended
                December 31, 2004;
               -Statements of Operations for the Year Ended December 31, 2004; -Statements of Changes in Net Assets for the Years Ended
                December 31, 2004 and 2003;

           2.  AXA Equitable Life Insurance Company:
               ----------------------------------------------------------
               -Report of Independent Registered Public Accounting Firm;
                PricewaterhouseCoopers LLP
               -Consolidated Balance Sheets as of December 31, 2004 and 2003; -Consolidated Statements of Earnings for Years Ended
                December 31, 2004, 2003 and 2002;
               -Consolidated Statements of Equity for Years Ended
                December 31, 2004, 2003 and 2002;
               -Consolidated Statements of Cash Flows for Years Ended
                December 31, 2004, 2003 and 2002; and
               -Notes to Consolidated Financial Statements.

          (b)  Exhibits.

The following exhibits are filed herewith:

          1. (a) Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated herein by reference to Exhibit No. 1(a) to Registration Statement File No. 2-30070, originally filed on
                     October 27, 1987, refiled electronically on July 10, 1998.

               (b) Resolutions of the Board of Directors of Equitable dated October 16, 1986 authorizing the reorganization of Separate Accounts A, C, D, E, J and K into one continuing separate account, incorporated herein by reference to Exhibit No. 1(b) to Registration Statement File No. 2-30070 on Form N-4, originally filed on April 24, 1995, refiled electronically on July 10, 1998.

          2.   Not applicable.

          3. (a) Sales Agreement, dated as of July 22, 1992, among Equitable, Separate Account A and Equitable Variable Life Insurance Company, as principal underwriter for the Hudson River Trust, incorporated herein by reference to Exhibit 3(b) to Registration Statement No. 2-30070, originally filed on April 26, 1993, refiled electronically on July 10, 1998.

               (b) Distribution and Servicing Agreement among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable and Equitable Variable Life Insurance Company, dated as of
                    May 1, 1994, incorporated herein by reference to Exhibit 3(c) to Registration Statement No. 2-30070 originally filed February 14, 1995, refiled electronically on July 10, 1998.

               (c) Distribution Agreement dated as of January 1, 1995 by and between The Hudson River Trust and Equico Securities, Inc. (now AXA Advisors, LLC), incorporated herein by reference to Exhibit 3(d) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000 previously filed with this Registration Statement File No. 333-81393 on April 19, 2001.

               (e) Distribution Agreement for services by AXA Network LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000 previously filed with this Registration Statement File No. 333-81393 on April 19, 2001.

               (f) General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States
` and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(h) to the Registration Statement on Form N-4, File No. 2-30070, filed April 19, 2004.

               (g) First Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance
                    Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(i) to the Registration Statement on Form N-4, No. 2-30070, file April 19, 2004.

               (h) Second Amendment to General Agent Sales Agreement dated January 1, 2000 between The Equitable Life Assurance Society of the United States and AXA Network, LLC and its subsidiaries, incorporated herein by reference to Exhibit 3(j) to the Registration Statement on Form N-4, File
                    No. 2-30070, filed April 19, 2004.

               (i)(i) Form of Distribution Agreement dated as of January 1, 1998 among The Equitable Life Assurance Society of the United States (now AXA Equitable Life Insurance Company) for itself and as depositor on behalf of certain Separate Accounts, and Equitable Distributors, Inc. (now AXA Distributors, LLC). incorporated herein by reference to Exhibit 3(b) to the Registration Statement on Form N-4 (File
                          No. 333-05593), filed on May 1, 1998.

               (i)(ii) Form of First Amendment (dated January 1, 2001) to Distribution Agreement dated January 1, 1998, in-corporated herein by reference to Exhibit 3(k)(ii) to the Registration Statement on Form N-4 (File No. 2-30070), filed on December 30, 2004.

               (j) Form of Brokerage General Agent Sales Agreement with Schedule and Amendment to Brokerage General Agent Sales Agreement among [Brokerage General Agent] and AXA Distributors, LLC, AXA Distributors Insurance Agency, LLC, AXA Distributors Insurance Agency of Alabama, LLC, and AXA Distributors Insurance Agency of Massachusetts, LLC, incorporated herein by reference to Exhibit No. 3.(i) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

               (k) Form of Wholesale Broker-Dealer Supervisory and Sales Agreement among [Broker-Dealer] and AXA Distributors, LLC, incoporated herein by reference to Exhibit No. 3.(j) to Registration Statement (File No. 333-05593) on Form N-4, filed on April 20, 2005.

          4. (a) Form of Group Annuity Contract No. 1050-94IC, incorporated herein by reference to Exhibit No. 4(f) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (b) Forms of Group Annuity Certificate Nos. 94ICA and 94ICB, incorporated herein by reference to Exhibit No. 4(g) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (c) Forms of Endorsement nos. 94ENIRAI, 94 ENNQI and 94ENMVAI to contract no. 1050-94IC, incorporated herein by reference to Exhibit No. 4(h) to Registration Statement No. 2-30070 originally filed on April 24, 1995, refiled electronically on July 10, 1998.

               (d) Form of Supplementary Contract No. SC96MDSB, incorporated herein by reference to Exhibit No. 4(j) to Registration Statement No. 2-30070 filed on April 26, 1996.

               (e) Form of Endorsement for Standard Roth IRA Certificates, incorporated herein by reference to Exhibit 4(n) to Registration Statement on Form N-4. File No. 2-30070 filed June 9, 1998.

               (f) Form of Endorsement (No. 98ENIRAI) Applicable to IRA Certificates, incorporated herein by reference to Exhibit No. 4(q) to Registration Statement File No. 2-30070, filed May 4, 1999.

               (g)  Form of EQUI-VEST Express Data Pages, Form No.
                    94ICA/(EQV EXP.)(8/99), previously filed with this Registration Statement File No. 333-81393 on June 23, 1999.

               (h) Form of Beneficiary Continuation Option endorsement (Form No. 2000 ENIRA-BCO) to be used with certain certificates previously filed with this Registration Statement File No. 333-81393 on April 26, 2000.

               (i) Form of Endorsement (No. 2001ENJONQ) applicable to Non-Qualified Certificates previously filed with this Registration Statement File No. 333-81393 on
                    April 19, 2001.

               (j) Form of data pages for IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO-EV, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

               (k) Form of Endorsement for traditional IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

               (l) Form of Endorsement for Roth IRA Takeover Beneficiary Continuation Option, Form No. 2002IRATOBCO, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

               (m) Form of Endorsement Applicable to Non-Qualified (in-force) Contract/Certificates with Beneficiary Continuation Option, Form No. 2002NQBCO, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

          5. (a) Forms of EQUI-VEST Tax Deferred Variable Individual Annuity Application Form #180-1009 previously filed with this Registration Statement File No. 333-81393 on June 23, 1999.

               (b) Form of Application for EQUI-VEST Takeover Beneficiary Continuation Option, Form No. 180-3000 BCO, previously filed with this Registration Statement File No. 333-81393 on April 17, 2003.

          6. (a) Copy of the Restated Charter of Equitable, as amended January 1, 1997, incorporated herein by reference to Exhibit No. 6(a) to the Registration Statement on Form N-4 (File No. 2-30070), filed April 28, 1997.

               (b) By-Laws of Equitable, as amended November 21, 1996, incorporated herein by reference to Exhibit No. 6(b) to the Registration Statement on Form N-4 (File No. 2-30070) filed April 28, 1997.

          7. Form of Reinsurance Agreement between Reinsurance Company and The Equitable Life Assurance Society of the United States previously filed with this Registration Statement
               File No. 333-81393 on April 19,2001.

          8. (a) Form of Participation Agreement among EQ Advisors Trust, Equitable, Equitable Distributors, Inc. and EQ Financial Consultants, Inc. (now AXA Advisors, LLC), incorporated by reference to the EQ Advisors Trust Registration Statement on Form N-1A (File Nos. 33-17217 and 811-07953) filed on
                    August 28, 1997.

               (b) Form of Participation Agreement among AXA Premier VIP Trust, Equitable Distributors, Inc., AXA Distributors, LLC, and AXA Advisors, LLC, previously filed with this Registration Statement File No. 333-81393 on December 5, 2001.

               (c) Form of Participation Agreement among The Equitable Life Assurance Society of the United States, The Universal Institutional Funds, Inc. and Morgan Stanley Investment Management Inc., incorporated herein by reference to Exhibit No. 1-A(9)(d) to Registration Statement on Form S-6, File No. 333-17641, filed on October 8, 2002.

               (d) Form of Participation Agreement among BARR Rosenberg Variable Insurance Trust, BARR ROSENBERG FUNDS DISTRIBUTOR, INC., AXA ROSENBERG INVESTMENT MANAGEMENT LLC, and the Equitable Life Assurance Company of the United States, previously filed with this Registration Statement on Form N-4, File No. 333-81393 filed on August 5, 2003.

          9. (a) Opinion and Consent of Counsel previously filed with this Registration Statement, File No. 333-81393, on April 26, 2000.

               (b) Opinion and Consent of Dodie Kent, Esq., Vice-President and Counsel of AXA Equitable, as to the legality of the securities being registered, previously filed with this Registration Statement on April 19, 2004.


         10.   (a)  Powers of Attorney, incorporated herein by reference
                    to Exhibit 10.(f) to Registration Statement File No. 333-05593 on Form N-4, filed on April 20, 2005.

               (b)  Consent of PricewaterhouseCoopers LLP.

         11.   Not applicable.

         12.   Not applicable.

Item 25. Directors and Officers of AXA Equitable.


         Set forth below is information regarding the directors and principal officers of AXA Equitable. AXA Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of AXA Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            -------------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Claus-Michael Dill                          Director
AXA Konzern AG
Colonia-Allee 10-20
D-51067 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Mary R. (Nina) Henderson                    Director
Henderson Advisory Consulting
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
Christina Johnson and Associates
200 Railroad Avenue
Greenwich, CT 06830

Scott D. Miller                             Director
Six Sigma Academy
315 East Hopkins Street
Suite 401
Aspen, CO 81611

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
101 Murray Street
New York, NY 10007


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President,
                                            Chief Investment Officer
                                            and Treasurer

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

*Jennifer Blevins                           Executive Vice President

*Mary Beth Farrell                          Executive Vice President

*Jerald E. Hampton                          Executive Vice President

*Robert S. Jones, Jr.                       Executive Vice President

*Richard S. Dziadzio                        Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            AXA EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Kevin E. Murray                            Executive Vice President and
                                            Chief Information Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

*Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.

         Separate Account A of AXA Equitable Life Insurance Company (the "Separate Account") is a separate account of AXA Equitable. AXA Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company"), a publicly traded company.

         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including AXA Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

         AXA's Abbreviated AXA Organizational Chart and the AXA Organizational Chart are incorporated by reference to Exhibit 26. to Registration Statement (File No. 333-05593) on Form N-4, Filed April 20, 2005.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
          LAST UPDATED: 04/13/2005

                                                                                                        State of        State of
                                                                                          Type of      Incorp. or      Principal
                                                                                         Subsidiary     Domicile       Operation
                                                                                         ----------     --------       ---------

                                                                                                    --------------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                                    DE              NY
------------------------------------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                                ND              ND
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                HCO            DE              CT
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                        Operating         DE              CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                      Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                        Operating         DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                 Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                      Operating         VA              VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    HCO            DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                              Insurance         NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.    Insurance     Argentina       Argentina
                           ---------------------------------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                 HCO         Jamaica         Jamaica
                           ---------------------------------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.               Operating   Cayman Islands  Cayman Islands
                           ---------------------------------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.           Operating       Brazil          Brazil
                               -----------------------------------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *       Insurance   Cayman Islands  Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                              Insurance         AZ              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                     Operating         MA              GA
                       -------------------------------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                           Operating         MD              NY
                   -----------------------------------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  HCO            OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                           Insurance         OH              OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            HCO            DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                  Operating         OH              OH
                       -------------------------------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                              Operating         DE              PA
                       -------------------------------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                               Operating         GA              GA
                       -------------------------------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    HCO            NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                               Operating         NY              NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Securities Corporation                                       Operating         NY              NY
      ------------------------------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                               DE              NY
      ------------------------------------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                                   DE              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                               DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                              Operating         DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                           Operating         AL              AL
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                   Operating         DE              NY
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                    Operating         MA              MA
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                           Operating         NV              NV
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                      Operating        P.R.            P.R.
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                        Operating         TX              TX
                   -----------------------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                            Insurance         NY              NY
          --------------------------------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                   Insurance         CO              CO
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                             Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                        Investment        DE              NY
                   -----------------------------------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                 Investment        **
              ----------------------------------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        HCO            NY              NY
              ----------------------------------------------------------------------------------------------------------------------
                   See Attached Listing A
              ----------------------------------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       HCO            DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                               Investment        PA              PA
              ----------------------------------------------------------------------------------------------------------------------
              STCS, Inc.                                                                 Investment        DE              NY
              ----------------------------------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                 Investment        DE              PA
              ----------------------------------------------------------------------------------------------------------------------

                                                                                                                           Parent's
                                                                                                              Number of   Percent of
                                                                                             Federal           Shares      Ownership
                                                                                            Tax ID #            Owned     or Control
                                                                                            ---------           -----     ----------

                                                                                     ----------------------
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     13-3623351
-----------------------------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)                                                 45-0373941           1,000      100.00%
      -----------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                                13-4139153                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                           75-2961816                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                         13-4194065                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                           13-4194080                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                                    54-1533186                      100.00%
      -----------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                         54-1968996                      100.00%
      -----------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                                    13-3976138                      100.00%
      -----------------------------------------------------------------------------------------------------
              MONY Life Insurance Company *                                                 13-1632487                      100.00%
              ---------------------------------------------------------------------------------------------
                   MONY International Holdings, LLC                                         13-3790446                      100.00%
                   ----------------------------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.       98-0157781                      100.00%
                           --------------------------------------------------------------------------------
                           MONY Financial Resources of the Americas Limited                                                  99.00%
                           --------------------------------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.                  98-0152047                      100.00%
                           --------------------------------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.                                               99.00%
                               ----------------------------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *          98-0152046                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Life Insurance Company of America *                                 86-0222062                      100.00%
                   ----------------------------------------------------------------------------------------
                       Enterprise Accumulation Trust                                        58-6303987                      100.00%
                       ------------------------------------------------------------------------------------
                       Mony Series Funds, Inc.                                              13-3388742                      100.00%
                   ----------------------------------------------------------------------------------------
                   Sagamore Financial, LLC                                                  31-1296919                      100.00%
                   ----------------------------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *                              38-2046096                      100.00%
                   ----------------------------------------------------------------------------------------
                   MONY Financial Services, Inc.                                            11-3722370                      100.00%
                   ----------------------------------------------------------------------------------------
                       Financial Marketing Agency, Inc.                                     31-1465146                       99.00%
                       ------------------------------------------------------------------------------------
                       MONY Brokerage, Inc.                                                 22-3015130                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Ventures, Inc.                                                  13-2848244                      100.00%
                       ------------------------------------------------------------------------------------
                       Enterprise Capital Management, Inc.                                  58-1660289                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Assets Corp.                                                    13-2662263                      100.00%
                       ------------------------------------------------------------------------------------
                       1740 Advisers, Inc.                                                  13-2645490                      100.00%
                       ------------------------------------------------------------------------------------
                       MONY Securities Corporation                                          13-2645488                      100.00%
      -----------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)                                                52-2197822               -      100.00%
      -----------------------------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)                                    13-4078005           1,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)                                                13-4071393               -      100.00%
              ---------------------------------------------------------------------------------------------
              AXA Network, LLC     (Note 6)                                                 06-1555494               -      100.00%
              ---------------------------------------------------------------------------------------------
                   AXA Network of Alabama, LLC                                              06-1562392               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC                      13-4085852               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC                       04-3491734               -      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Nevada, Inc.                                              13-3389068                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.                                         66-0577477                      100.00%
                   ----------------------------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.                           75-2529724           1,050      100.00%
                   ----------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                               13-5570651       2,000,000      100.00%
          -------------------------------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                      13-3198083       1,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                                13-3385076               -            -
              ---------------------------------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                           13-3385080               -            -
                   ----------------------------------------------------------------------------------------
              Real Estate Partnership Equities (various)                                        -                    -            -
              ---------------------------------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)                                        22-2766036               -      100.00%
              ---------------------------------------------------------------------------------------------
                   See Attached Listing A
              ---------------------------------------------------------------------------------------------
              ACMC, Inc.     (Note 4)                                                       13-2677213       5,000,000      100.00%
              ---------------------------------------------------------------------------------------------
              Wil-Gro, Inc                                                                  23-2702404           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              STCS, Inc.                                                                    13-3761592           1,000      100.00%
              ---------------------------------------------------------------------------------------------
              EVSA, Inc.                                                                    23-2671508              50      100.00%
              ---------------------------------------------------------------------------------------------


                                                                                                 Comments
                                                                                         (e.g., Basis of Control)
                                                                                         ------------------------

AXA Financial, Inc.  (Notes 1 & 2)   **
-------------------------------------------------------------------------------------
      Frontier Trust Company, FSB  (Note 7)
      -------------------------------------------------------------------------------
      The Advest Group, Inc.
      -------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.
      -------------------------------------------------------------------------------
      MONY Capital Management, Inc.
      -------------------------------------------------------------------------------
      MONY Asset Management, Inc.
      -------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.
      -------------------------------------------------------------------------------
      Matrix Private Equities, Inc.
      -------------------------------------------------------------------------------
      MONY Holdings, LLC
      -------------------------------------------------------------------------------
              MONY Life Insurance Company *
              -----------------------------------------------------------------------
                   MONY International Holdings, LLC
                   ------------------------------------------------------------------
                           MONY International Life Insurance Co. Seguros de Vida S.A.
                           ----------------------------------------------------------
                           MONY Financial Resources of the Americas Limited
                           ----------------------------------------------------------
                           MONY Bank & Trust Company of the Americas, Ltd.
                           ----------------------------------------------------------
                               MONY Consultoria e Correctagem de Seguros Ltda.
                               ------------------------------------------------------
                               MONY Life Insurance Company of the Americas, Ltd. *
                   ------------------------------------------------------------------
                   MONY Life Insurance Company of America *
                   ------------------------------------------------------------------
                       Enterprise Accumulation Trust
                       --------------------------------------------------------------
                       Mony Series Funds, Inc.
                   ------------------------------------------------------------------
                   Sagamore Financial, LLC
                   ------------------------------------------------------------------
                       U.S. Financial Life Insurance Company *
                   ------------------------------------------------------------------
                   MONY Financial Services, Inc.
                   ------------------------------------------------------------------
                       Financial Marketing Agency, Inc.
                       --------------------------------------------------------------
                       MONY Brokerage, Inc.
                       --------------------------------------------------------------
                       1740 Ventures, Inc.
                       --------------------------------------------------------------
                       Enterprise Capital Management, Inc.
                       --------------------------------------------------------------
                       MONY Assets Corp.
                       --------------------------------------------------------------
                       1740 Advisers, Inc.
                       --------------------------------------------------------------
                       MONY Securities Corporation
      -------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------
          AXA Distribution Holding Corporation  (Note 2)
          ---------------------------------------------------------------------------
              AXA Advisors, LLC     (Note 5)
              -----------------------------------------------------------------------
              AXA Network, LLC     (Note 6)
              -----------------------------------------------------------------------
                   AXA Network of Alabama, LLC
                   ------------------------------------------------------------------
                   AXA Network of Connecticut, Maine and New York, LLC
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of Massachusetts, LLC
                   ------------------------------------------------------------------
                   AXA Network of Nevada, Inc.
                   ------------------------------------------------------------------
                   AXA Network of Puerto Rico, Inc.
                   ------------------------------------------------------------------
                   AXA Network Insurance Agency of of Texas, Inc.
                   ------------------------------------------------------------------
          AXA Equitable Life Insurance Company (Note 2 & 9) *                          NAIC # 62944
          ---------------------------------------------------------------------------
              AXA Life and Annuity Company * (Note 10)                                 NAIC # 62880
              -----------------------------------------------------------------------
              Equitable Deal Flow Fund, L.P.                                           G.P & L.P.
              -----------------------------------------------------------------------
                   Equitable Managed Assets, L.P.                                      G.P.
                   ------------------------------------------------------------------
              Real Estate Partnership Equities (various)                               **
              -----------------------------------------------------------------------
              Equitable Holdings, LLC  (Notes 3 & 4)
              -----------------------------------------------------------------------
                   See Attached Listing A
              -----------------------------------------------------------------------
              ACMC, Inc.     (Note 4)
              -----------------------------------------------------------------------
              Wil-Gro, Inc
              -----------------------------------------------------------------------
              STCS, Inc.
              -----------------------------------------------------------------------
              EVSA, Inc.
              -----------------------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

   *  Affiliated Insurer

   ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

   *** All subsidiaries are corporations, except as otherwise noted.

1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.
   Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.
   Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.
   Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

   As of December 21, 2004, AXF and its subsidiaries owned 61.33% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
        AXF held directly 32,699,154 Alliance Capital Units (12.75%),
        AXA Equitable Life directly owned 7,765,204 Alliance Capital Units (3.03%),
        ACMC, Inc. owned 66,220,822 Alliance Capital Units (25.82%), and
        ECMC, LLC owned 40,880,637 Alliance Capital Units (15.94%).
   Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

   In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.28% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.04%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock exchange.

   On December 21, 2004, AXF contributed 4,389,192 (1.71%)Alliance Capital Units to MONY Life and 1,225,000 (.48%)Alliance Capital Units to MLOA.

5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

8. Effective June 1, 2001, Equitable Structured Settlement Corp was transferred from ELAS to Equitable Holdings, LLC.

9. Effective September 2004, The Equitable Life Assurance Society of the United States changed its name to AXA Equitable Life Insurance Company.

10. Effective September 2004, The Equitable of Colorado changed its name to AXA Life and Annuity Company.

11. Effective February 18, 2005, MONY Realty Capital, Inc. was sold to
    MMA.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------

          Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to Credit Suisse Group.
                     - 100 Federal Street Funding Corporation was dissolved August 31, 1998.
                     - 100 Federal Street Realty Corporation was dissolved December 20, 2001.
                     - CCMI Corp. was dissolved on October 7, 1999.
                     - ELAS Realty, Inc. was dissolved January 29, 2002.
                     - EML Associates, L.P. was dissolved March 27, 2001.
                     - EQ Services, Inc. was dissolved May 11, 2001.
                     - Equitable BJVS, Inc. was dissolved October 3, 1999.
                     - Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999.
                     - Equitable JV Holding Corp. was dissolved on June 1, 2002.F142
                     - Equitable JVS II, Inc. was dissolved December 4, 1996
                     - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was
                          dissolved on December 31, 2000.
                     - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
                     - EREIM Managers Corporation was dissolved March 27, 2001.
                     - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001
                     - EVLICO, Inc. was dissolved in 1999.
                     - Franconom, Inc. was dissolved on December 4, 2000.
                     - GP/EQ Southwest, Inc. was dissolved October 21, 1997
                     - HVM Corp. was dissolved on Feb. 16, 1999.
                     - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
                     - Prime Property Funding, Inc. was dissolved in Feb. 1999.
                     - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
                     - Six-Pac G.P., Inc. was dissolved July 12,1999
                     - Paramount Planners, LLC., a direct subsidiary of  AXA Distribution Holding Corporation, was dissolved on December 5, 2003
                     - Equitable Rowes Wharf, Inc. was dissolved October 12, 2004
                     - ECLL Inc. was dissolved July 15, 2003
                     - MONY Realty Partners, Inc. was dissolved February 2005

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING A - EQUITABLE HOLDINGS, LLC
-----------------------------------


                                                                                                                      State of
                                                                                                         Type of     Incorp. or
                                                                                                        Subsidiary    Domicile
                                                                                                        ----------    --------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                              Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                               Operating        VT
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                   Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                           Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                       Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                  Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                         Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                 Investment       NY
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                Investment       TX
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                      Investment       DE
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                           Operating        DE
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                          Operating        MA
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                 Operating        TX
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                         Operating        DE
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                        Operating        DE
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                          State of
                                                                                                         Principal    Federal
                                                                                                         Operation   Tax ID #
                                                                                                         ---------   ---------

AXA Financial, Inc.
------------------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ------------------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          --------------------------------------------------------------------------------------------
              Equitable Holdings, LLC
              ----------------------------------------------------------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                                   NY      13-3049038
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Casualty Insurance Company *                                                    VT      06-1166226
                   -----------------------------------------------------------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                                        NY      13-3266813
                   -----------------------------------------------------------------------------------------------------------------
                       Equitable Capital Private Income & Equity
                         Partnership II, L.P.                                                                NY      13-3544879
                   -----------------------------------------------------------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)                            NY      13-3633538
                   -----------------------------------------------------------------------------------------------------------------
                       See Attached Listing B
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable JVS, Inc.                                                                       GA      58-1812697
                   -----------------------------------------------------------------------------------------------------------------
                       Astor Times Square Corp.                                                              NY      13-3593699
                       -------------------------------------------------------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                                      NY      13-3593692
                       -------------------------------------------------------------------------------------------------------------
                       PC Landmark, Inc.                                                                     TX      75-2338215
                       -------------------------------------------------------------------------------------------------------------
                       EJSVS, Inc.                                                                           NJ      58-2169594
                   -----------------------------------------------------------------------------------------------------------------
                   AXA Distributors, LLC                                                                     NY      52-2233674
                   -----------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                                     AL      52-2255113
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                                            CT, ME,NY   06-1579051
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC                               MA      04-3567096
                       -------------------------------------------------------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                                      TX      74-3006330
                   -----------------------------------------------------------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                                              NY      13-3813232
                   -----------------------------------------------------------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                             NJ      22-3492811
                   -----------------------------------------------------------------------------------------------------------------


                                                                                                   Parent's
                                                                                    Number of      Percent of         Comments
                                                                                     Shares        Ownership       (e.g., Basis
                                                                                      Owned        or Control       of Control)
                                                                                      -----        ----------   --------------------

AXA Financial, Inc.
-----------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -----------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
          -------------------------------------------------------------------------
              Equitable Holdings, LLC
              ---------------------------------------------------------------------
                   ELAS Securities Acquisition Corporation                                500      100.00%
                   ----------------------------------------------------------------
                   Equitable Casualty Insurance Company *                               1,000      100.00%
                   ----------------------------------------------------------------
                   ECMC, LLC   (See Note 4 on Page 2)                                       -      100.00%
                   ----------------------------------------------------------------
                       Equitable Capital Private Income & Equity                                            ECMC is G.P.
                         Partnership II, L.P.                                               -            -  ("Deal Flow Fund II")
                   ----------------------------------------------------------------
                   Alliance Capital Management Corporation (See Note 4 on Page 2)         100      100.00%
                   ----------------------------------------------------------------
                       See Attached Listing B
                   ----------------------------------------------------------------
                   Equitable JVS, Inc.                                                  1,000      100.00%
                   ----------------------------------------------------------------
                       Astor Times Square Corp.                                           100      100.00%
                       ------------------------------------------------------------
                       Astor/Broadway Acquisition Corp.                                   100      100.00% G.P. of Astor
                       ------------------------------------------------------------                          Acquisition. L.P.
                       PC Landmark, Inc.                                                1,000      100.00%
                       ------------------------------------------------------------
                       EJSVS, Inc.                                                      1,000      100.00%
                   ----------------------------------------------------------------
                   AXA Distributors, LLC                                                    -      100.00%
                   ----------------------------------------------------------------
                       AXA Distributors Insurance Agency of Alabama, LLC                    -      100.00%
                       ------------------------------------------------------------
                       AXA Distriburors Insurance Agency, LLC                               -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Massachusetts, LLC              -      100.00%
                       ------------------------------------------------------------
                       AXA Distributors Insurance Agency of Texas, Inc.                 1,000      100.00%
                   ----------------------------------------------------------------
                   J.M.R. Realty Services, Inc.                                         1,000      100.00%
                   ----------------------------------------------------------------
                   Equitable Structured Settlement Corp.  (See Note 8 on Page 2)          100      100.00%
                   ----------------------------------------------------------------

*  Affiliated Insurer

      Equitable Investment Corp merged into Equitable Holdings, LLC on November 30, 1999.
      Equitable Capital Management Corp. became ECMC, LLC on November 30, 1999. Effective March 15, 2000, Equisource of New York, Inc. and its
        subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
      Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA Distributors, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------

                                                                                                       State of    State of
                                                                                          Type of     Incorp. or  Principal
                                                                                         Subsidiary    Domicile   Operation
                                                                                         ----------    --------   ---------
AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   -----------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)   Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)          Operating        DE          NY
                       -------------------------------------------------------------------------------------------------------------
                           Albion Alliance LLC                                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                            HCO           DE          MA
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management LLC                                  HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                           Operating        DE          NY
                           ---------------------------------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                    HCO           DE          NY
                           ---------------------------------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                           Operating      India       India
                               -----------------------------------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                         Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                   Operating       Lux.        Lux.
                                    ------------------------------------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                      Operating      Spain       Spain
                               -----------------------------------------------------------------------------------------------------
                               ACM International (France) SAS                            Operating      France      France
                               -----------------------------------------------------------------------------------------------------
                               ACM Software Services Ltd.                                Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                   Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd             Operating      Japan       Japan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Australia Limited                        Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                Operating      Taiwan      Taiwan
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                 Operating        DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                       Operating      Brazil      Brazil
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Limited                                  Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                       Operating       U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                Operating       U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                        Operating       Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                   Operating        DE      Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited             Operating      Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                  Operating        DE        Canada
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited           Operating       N.Z.        N.Z.
                               -----------------------------------------------------------------------------------------------------


                                                                                                               Number of
                                                                                            Federal             Shares
                                                                                           Tax ID #              Owned
                                                                                           ---------             -----

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ---------------------------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)
                       -----------------------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)            13-3434400
                       -----------------------------------------------------------------------------------
                           Albion Alliance LLC                                             13-3903734
                           -------------------------------------------------------------------------------
                           Cursitor Alliance LLC                                           22-3424339
                           -------------------------------------------------------------------------------
                           Alliance Capital Management LLC
                           -------------------------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC
                           -------------------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                   13-2778645                  10
                           -------------------------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 -
                               ---------------------------------------------------------------------------
                               ACM Global Investor Services S.A.                               -
                               ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                         -
                                    ----------------------------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            -
                               ---------------------------------------------------------------------------
                               ACM International (France) SAS                                  -
                               ---------------------------------------------------------------------------
                               ACM Software Services Ltd.                                  13-3910857
                               ---------------------------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                     13-3548918               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Australia Limited                              -
                               ---------------------------------------------------------------------------
                                    Far Eastern Alliance Asset Management                      -
                               ---------------------------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                   13-3626546               1,000
                               ---------------------------------------------------------------------------
                               Alliance Capital Latin America Ltd.                             -
                               ---------------------------------------------------------------------------
                               Alliance Capital Limited                                        -                  250,000
                               ---------------------------------------------------------------------------
                                    Alliance Capital Services Ltd.                             -                    1,000
                                    ----------------------------------------------------------------------
                                        Dimensional Trust Management Ltd.                      -                   50,000
                               ---------------------------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                              -                    3,999
                               ---------------------------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                     13-3752293
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Australia Limited                   -
                               ---------------------------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                    13-3630460              18,750
                               ---------------------------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                 -
                               ---------------------------------------------------------------------------


                                                                                          Parent's
                                                                                          Percent of
                                                                                          Ownership            Comments
                                                                                          or Control   (e.g., Basis of Control)
                                                                                          ----------   ------------------------

AXA Financial, Inc.
----------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      ----------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ------------------------------------------------------------------------------
              Equitable Holdings, LLC
              --------------------------------------------------------------------------
                   Alliance Capital Management Corporation                                             owns 1% GP interest in
                                                                                                       Alliance Capital Management
                                                                                                       L.P. and 100,000 GP units in
                                                                                                       Alliance Capital Management
                                                                                                       Holding L.P.
                   ----------------------------------------------------------------------
                       Alliance Capital Management Holding L.P. (See Note 4 on Page 2)               -
                       ------------------------------------------------------------------
                       Alliance Capital Management L.P.  (See Note 4 on Page 2)
                       ------------------------------------------------------------------
                           Albion Alliance LLC                                                  37.60% Equitable Life = 4.7%;
                                                                                                         3rd parties = 57.7%
                           --------------------------------------------------------------
                           Cursitor Alliance LLC                                               100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management LLC                                     100.00%
                           --------------------------------------------------------------
                               Sanford C. Bernstein & Co., LLC                                 100.00%
                           --------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware                       100.00%
                           --------------------------------------------------------------
                               ACAM Trust Company Private Ltd.                                 100.00%
                               ----------------------------------------------------------
                               ACM Global Investor Services S.A.                                99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           1.00% New Alliance Asset Mngmnt
                                                                                                         (Asia) Ltd owns 99%
                                    -----------------------------------------------------
                                    ACM Fund Services (Espana) S.L.                            100.00%
                               ----------------------------------------------------------
                               ACM International (France) SAS                                  100.00%
                               ----------------------------------------------------------
                               ACM Software Services Ltd.                                      100.00%
                               ----------------------------------------------------------
                               Alliance Barra Research Institute, Inc.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Asset Management (Japan) Ltd                   100.00%
                               ----------------------------------------------------------
                               Alliance Capital Australia Limited                              100.00%
                               ----------------------------------------------------------
                                    Far Eastern Alliance Asset Management                       20.00% 3rd parties = 80%
                               ----------------------------------------------------------
                               Alliance Capital Global Derivatives Corp.                       100.00%
                               ----------------------------------------------------------
                               Alliance Capital Latin America Ltd.                              99.00% Alliance Capital Oceanic
                                                                                                         Corp. owns 1%
                               ----------------------------------------------------------
                               Alliance Capital Limited                                        100.00%
                               ----------------------------------------------------------
                                    Alliance Capital Services Ltd.                             100.00%
                                    -----------------------------------------------------
                                        Dimensional Trust Management Ltd.                      100.00%
                               ----------------------------------------------------------
                               Alliance Capital (Luxembourg) S.A.                               99.98% Alliance Cap. Oceanic Corp.
                                                                                                         owns 0.025%
                               ----------------------------------------------------------
                               Alliance Capital Management (Asia) Ltd.                         100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management Australia Limited                    50.00% 3rd parties = 50%
                               ----------------------------------------------------------
                               Alliance Capital Management Canada, Inc.                        100.00%
                               ----------------------------------------------------------
                               Alliance Capital Management New Zealand Limited                  50.00% 3rd parties = 50%
                               ----------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
---------------------------------------------


                                                                                                         State of    State of
                                                                                             Type of    Incorp. or  Principal
                                                                                            Subsidiary   Domicile   Operation
                                                                                            ----------   --------   ---------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ---------------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.               Operating   So Africa   So Africa
                               -----------------------------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                   Operating     Nambia      Nambia
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                 Operating   Singapore   Singapore
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                    Operating   Mauritius   Mauritius
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd   Operating     India       India
                               -----------------------------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                        Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)         Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                      Operating       DE          NJ
                               -----------------------------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                     Operating     Russia      Russia
                               -----------------------------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                       Operating    So Korea    So Korea
                               -----------------------------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                     Operating      H.K.        H.K.
                               -----------------------------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                         Operating     Taiwan      Taiwan
                                    ------------------------------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                      Operating      Lux.        Lux.
                               -----------------------------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                               Operating       DE          NY
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                    Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.              Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                        Operating     Aust.       Aust.
                               -----------------------------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                   Operating      U.K.        U.K.
                               -----------------------------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                    Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                          Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                      Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                  Operating     France      France
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                         Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                  Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                              Operating      U.K.        U.K.
                                    ------------------------------------------------------------------------------------------------



                                                                                                                  Number of
                                                                                                 Federal           Shares
                                                                                                Tax ID #            Owned
                                                                                                ---------           -----

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ------------------------------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                       -
                               --------------------------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                         -
                               --------------------------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                            -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd           -
                               --------------------------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   13-3441277               1,000
                               --------------------------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            52-1671668               1,000
                               --------------------------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    13-3802178
                               --------------------------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)             13-3191825                 100
                               --------------------------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          13-3211780                 100
                               --------------------------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                             -
                               --------------------------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                               -
                               --------------------------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                             -
                               --------------------------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                                 -
                                    ---------------------------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                              -
                               --------------------------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                   13-3613617              50,000
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                            -
                               --------------------------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                      -
                               --------------------------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                                -
                               --------------------------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                           -
                               --------------------------------------------------------------------------------
                                    ACM Investments Ltd.                                            -
                                    ---------------------------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                                  -
                                    ---------------------------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                              -
                                    ---------------------------------------------------------------------------
                                    Alliance Cecogest S.A.                                          -
                                    ---------------------------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                                 -
                                    ---------------------------------------------------------------------------
                                    Cursitor Holdings Ltd.                                          -
                                    ---------------------------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                      -
                                    ---------------------------------------------------------------------------


                                                                                           Parent's
                                                                                           Percent of
                                                                                           Ownership            Comments
                                                                                           or Control   (e.g., Basis of Control)
                                                                                           ----------   ------------------------

AXA Financial, Inc.
-------------------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      -------------------------------------------------------------------------------------
          AXA Equitable Life Insurance Company
          ---------------------------------------------------------------------------------
              Equitable Holdings, LLC
              -----------------------------------------------------------------------------
                   Alliance Capital Management Corporation
                   ------------------------------------------------------------------------
                       Alliance Capital Management L.P.
                       --------------------------------------------------------------------
                           Alliance Capital Management Corp. of Delaware (Cont'd)
                           ----------------------------------------------------------------
                               Alliance Capital Management (Proprietary) Ltd.                    80.00% 3rd parties = 20%
                               ------------------------------------------------------------
                                    Alliance-Odyssey Capital Mgmt. (Nambia)
                                       (Proprietary) Ltd.                                       100.00%
                               ------------------------------------------------------------
                               Alliance Capital Management (Singapore) Ltd.                     100.00%
                               ------------------------------------------------------------
                               Alliance Capital (Mauritius) Private Ltd.                        100.00%
                               ------------------------------------------------------------
                                    Alliance Capital Asset Management (India) Private Ltd        75.00% 3rd parties = 25%
                               ------------------------------------------------------------
                               Alliance Capital Oceanic Corp.                                   100.00% inactive
                               ------------------------------------------------------------
                               Alliance Corporate Finance Group Inc.                            100.00%
                               ------------------------------------------------------------
                               Alliance Eastern Europe, Inc.                                    100.00%
                               ------------------------------------------------------------
                               AllianceBernstein Investment Research and
                               Management, Inc., (Alliance Fund Distributors, Inc.)                   1
                               ------------------------------------------------------------
                               Alliance Global Investor Services, Inc.                          100.00%   formerly, Alliance Fund
                                                                                                            Services, Inc.
                               ------------------------------------------------------------
                               Alliance SBS-AGRO Capital Management Co.                          49.00% 3rd parties = 51%
                               ------------------------------------------------------------
                               Hanwha Investment Trust Mgmt. Co., Ltd                            20.00% 3rd parties = 80%
                               ------------------------------------------------------------
                               New Alliance Asset Management (Asia) Ltd                          50.00% 3rd parties = 50%
                               ------------------------------------------------------------
                                    Alliance Capital Taiwan Limited                              99.00% Others owns 1%
                                    -------------------------------------------------------
                                    ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs
                                                                                                          owns 1%
                               ------------------------------------------------------------
                               Meiji - Alliance Capital Corp.                                    50.00% Meiji Mutual Life owns 50%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Ltd.                                        100.00%
                               ------------------------------------------------------------
                                    Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                               ------------------------------------------------------------
                               Sanford C. Bernstein Proprietary Ltd.                            100.00%
                               ------------------------------------------------------------
                               Whittingdale Holdings Ltd.                                       100.00%
                               ------------------------------------------------------------
                                    ACM Investments Ltd.                                        100.00%
                                    -------------------------------------------------------
                                    Alliance Asset Allocation Ltd.                              100.00%
                                    -------------------------------------------------------
                                    Alliance Capital Whittingdale Ltd.                          100.00%
                                    -------------------------------------------------------
                                    Alliance Cecogest S.A.                                      100.00%
                                    -------------------------------------------------------
                                    Cursitor Alliance Services Ltd.                             100.00%
                                    -------------------------------------------------------
                                    Cursitor Holdings Ltd.                                      100.00%
                                    -------------------------------------------------------
                                    Whittingdale Nominees Ltd.                                  100.00%
                                    -------------------------------------------------------

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2005
---------------------------------------------------------
LISTING C - MONY
----------------

                                                                                                     State of           State of
                                                                                   Type of          Incorp. or         Principal
                                                                                  Subsidiary         Domicile          Operation
                                                                                  ----------         --------          ---------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                         HCO                DE                 CT
      ------------------------------------------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                       Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              Advest Capital, Inc.                                                Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Billings and Company, Inc.                                          Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Billings Management Co.                                        Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Boston Advisors, Inc.                                               Operating             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                      Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest, Inc.                                                        Operating             DE                 CT
              ----------------------------------------------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                Insurance             CT                 CT
                   -----------------------------------------------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                  Insurance             MA                 MA
              ----------------------------------------------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                             Operating             DE                 FL
              ----------------------------------------------------------------------------------------------------------------------
              A. B. Realty Corp.                                                  Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Bank Street Management Company                                      Operating             CT                 CT
              ----------------------------------------------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                              Operating             DE                 DE
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                 Operating             DE                 CO
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                               Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                 Operating             DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                          Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                               Operating             VA                 VA
      ------------------------------------------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                             HCO                DE                 NY
      ------------------------------------------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                           Insurance             NY                 NY
          --------------------------------------------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                       HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.     Insurance         Argentina          Argentina
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                  HCO             Jamaica            Jamaica
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                Operating       Cayman Islands     Cayman Islands
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.             Operating           Brazil             Brazil
                       -------------------------------------------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.          Insurance       Cayman Islands     Cayman Islands
              ----------------------------------------------------------------------------------------------------------------------
              MONY Life Insurance Company of America                              Insurance             AZ                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                  Operating             MA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                        Operating             MD                 NY
              ----------------------------------------------------------------------------------------------------------------------
              Sagamore Financial, LLC                                                HCO                OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                        Insurance             OH                 OH
              ----------------------------------------------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                          HCO                DE                 NY
              ----------------------------------------------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                               Operating             OH                 OH
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                           Operating             DE                 PA
                   -----------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                         Operating             OH                 OH
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                      Operating             AL                 AL
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                        Operating             TX                 TX
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                Operating             MA                 MA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                   Operating             WA                 WA
                       -------------------------------------------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                   Operating             NM                 NM
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Ventures, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                            Operating             GA                 GA
                   -----------------------------------------------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                         Operating             DE                 GA
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Assets Corp.                                                 HCO                NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       MONY Benefits Management Corp.                             Operating             DE                 NY
                       -------------------------------------------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                Operating             DE                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   1740 Advisers, Inc.                                            Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                   MONY Securities Corporation                                    Operating             NY                 NY
                   -----------------------------------------------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.            Operating             MN                 NY
                       -------------------------------------------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                          Operating             MN                 NY
      ------------------------------------------------------------------------------------------------------------------------------


                                                                                                              Parent's    Comments
                                                                                               Number of      Percent of    (e.g.,
                                                                                    Federal     Shares        Ownership    Basis of
                                                                                   Tax ID #      Owned        or Control    Control)
                                                                                   ---------     -----        ----------  ----------
AXA Financial, Inc.
--------------------------------------------------------------------------------
      AXA Financial Services, LLC   (Note 2)
      --------------------------------------------------------------------------
          AXA Equitable Life Insurance Company *
      ------------------------------------------------------------------------------------------
      The Advest Group, Inc.                                                       13-4139153
      ------------------------------------------------------------------------------------------
              Vercoe Insurance Agency, Inc.                                        31-0925501         2,997        100.00%
              ----------------------------------------------------------------------------------
              Advest Capital, Inc.                                                 06-1421694         1,000        100.00%
              ----------------------------------------------------------------------------------
              Billings and Company, Inc.                                           06-0968848                      100.00%
              ----------------------------------------------------------------------------------
                   Billings Management Co.                                         06-1053345           500        100.00%
              ----------------------------------------------------------------------------------
              Boston Advisors, Inc.                                                04-2805120           100        100.00%
              ----------------------------------------------------------------------------------
              Advest Transfer Services, Inc.                                       06-1583738           100        100.00%
              ----------------------------------------------------------------------------------
              Advest, Inc.                                                         06-0950348         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Balanced Capital Services, Inc.                                 06-0878468         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Advest Insurance Agency, Inc.                                   04-2590954            75        100.00%
              ----------------------------------------------------------------------------------
              Independent Portfolio Consultants, Inc.                              90-0001325                      100.00%
              ----------------------------------------------------------------------------------
              A. B. Realty Corp.                                                   06-1227868                      100.00%
              ----------------------------------------------------------------------------------
              Bank Street Management Company                                       06-1410955                      100.00%
              ----------------------------------------------------------------------------------
              Advest Mortgages, Inc.                                               06-1545819         1,000        100.00%
      ------------------------------------------------------------------------------------------
      MONY Agricultural Investment Advisers, Inc.                                  75-2961816                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Capital Management, Inc.                                                13-4194065                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Asset Management, Inc.                                                  13-4194080                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Capital Markets Group, Inc.                                           54-1533186                      100.00%
      ------------------------------------------------------------------------------------------
      Matrix Private Equities, Inc.                                                54-1968996                      100.00%
      ------------------------------------------------------------------------------------------
      MONY Holdings, LLC                                                           13-3976138                      100.00%
      ------------------------------------------------------------------------------------------
          MONY Life Insurance Company *                                            13-1632487                      100.00%
          --------------------------------------------------------------------------------------
              MONY International Holdings, LLC                                     13-3790446                      100.00%
              ----------------------------------------------------------------------------------
                   MONY International Life Insurance Co. Seguros de Vida S.A.      98-0157781                      100.00%
                   -----------------------------------------------------------------------------
                   MONY Financial Resources of the Americas Limited                                                 99.00%
                   -----------------------------------------------------------------------------
                   MONY Bank & Trust Company of the Americas, Ltd.                 98-0152047                      100.00%
                   -----------------------------------------------------------------------------
                       MONY Consultoria e Corretagem de Seguros Ltda.                                               99.00%
                       -------------------------------------------------------------------------
                       MONY Life Insurance Company of the Americas, Ltd.           98-0152046                      100.00%
              ----------------------------------------------------------------------------------
              MONY Life Insurance Company of America                               86-0222062                      100.00%
              ----------------------------------------------------------------------------------
                   Enterprise Accumulation Trust                                   58-6303987                      100.00%
                   -----------------------------------------------------------------------------
                   Mony Series Funds, Inc.                                         13-3388742                      100.00%
              ----------------------------------------------------------------------------------
              Sagamore Financial, LLC                                              31-1296919     1,993,940        100.00%
              ----------------------------------------------------------------------------------
                   U.S. Financial Life Insurance Company *                         38-2046096       405,000        100.00%
              ----------------------------------------------------------------------------------
              MONY Financial Services, Inc.                                        11-3722370         1,000        100.00%
              ----------------------------------------------------------------------------------
                   Financial Marketing Agency, Inc.                                31-1465146            99         99.00%
                   -----------------------------------------------------------------------------
                   MONY Brokerage, Inc.                                            22-3015130         1,500        100.00%
                   -----------------------------------------------------------------------------
                       MBI Insurance Agency of Ohio, Inc.                          31-1562855             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Alabama, Inc.                       62-1699522             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Texas, Inc.                         74-2861481            10        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Massachusetts, Inc.                 06-1496443             5        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of Washington, Inc.                    91-1940542             1        100.00%
                       -------------------------------------------------------------------------
                       MBI Insurance Agency of New Mexico, Inc.                    62-1705422             1        100.00%
                   -----------------------------------------------------------------------------
                   1740 Ventures, Inc.                                             13-2848244         1,000        100.00%
                   -----------------------------------------------------------------------------
                   Enterprise Capital Management, Inc.                             58-1660289           500        100.00%
                   -----------------------------------------------------------------------------
                       Enterprise Fund Distributors, Inc.                          22-1990598         1,000        100.00%
                   -----------------------------------------------------------------------------
                   MONY Assets Corp.                                               13-2662263       200,000        100.00%
                   -----------------------------------------------------------------------------
                       MONY Benefits Management Corp.                              13-3363383         9,000         90.00%
                       -------------------------------------------------------------------------
                       MONY Benefits Service Corp.                                 13-4194349         2,500         90.00%
                   -----------------------------------------------------------------------------
                   1740 Advisers, Inc.                                             13-2645490        14,600        100.00%
                   -----------------------------------------------------------------------------
                   MONY Securities Corporation                                     13-2645488         7,550        100.00%
                   -----------------------------------------------------------------------------
                       Trusted Insurance Advisers General Agency Corp.             41-1941465         1,000        100.00%
                       -------------------------------------------------------------------------
                       Trusted Investment Advisers Corp.                           41-1941464             1        100.00%
      ------------------------------------------------------------------------------------------

   -  Advest Trust Company merged into Frontier Trust Company in 2004
   -  As of February 18, 2005, MONY Realty Capital, Inc. was sold to MMA.
   -  As of February 2005, MONY Realty Parnters, Inc. was dissolved
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Jamaican regulatory reasons.
   - MONY Financial Resources of the Americas Limited, is 99% owned by MONY International Holdings, LLCand an individual holds one share of it stock for Brazilian regulatory reasons.

Item 27. Number of Contractowners

         As of February 28, 2005, there were 18,354 contractholders of the product offered by the Registrant under this Registration Statement.


Item 28. Indemnification

         (a) Indemnification of Directors and Officers

         The By-Laws of AXA Equitable Life Insurance Company ("AXA Equitable") provide, in Article VII, as follows:

         7.4   Indemnification of Directors, Officers and Employees. (a)
               To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

         (i) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate, is or was a director, officer or employee of the Company shall be indemnified by the Company;

         (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company; and

         (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

               (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss 721-726; Insurance Law ss.1216)

         The directors and officers of AXA Equitable are insured under policies issued by Lloyd's of London, X. L. Insurance Company, Arch Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.

         (b) Indemnification of Principal Underwriters
             -----------------------------------------
         To the extent permitted by law of the State of New York and subject to all applicable requirements thereof, AXA Distributors, Inc. and AXA Advisors, LLC have undertaken to indemnify each of its respective directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact the director or officer, or his or her testator or intestate, is or was a director or officer of AXA Distributors, Inc. and AXA Advisors, LLC.

         (c) Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters

           (a) AXA Advisors, LLC, and AXA Distributors, LLC, both affiliates of AXA Equitable, MONY Life Insurance Company and MONY Life Insurance Company of America, are the principal underwriters for Separate Accounts 49 and FP of AXA Equitable, EQ Advisors Trust and AXA Premier VIP Trust,and of MONY Variable Account A, MONY Variable Account L, MONY America Variable Account A and MONY America Variable Account L. In addition, AXA Advisors is the principal underwriter for AXA Equitable's Separate Accounts 45, 301 and I, and MONY's Variable Account S and Keynote. The principal business address of AXA Advisors, LLC and AXA Distributors, LLC. is 1290 Avenue of the Americas, NY,NY 10104.

           (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC and AXA Distributors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC or AXA Distributors, LLC, as applicable.

(i) AXA ADVISORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Assistant Vice President and Director

*Jerald E. Hampton                    Director

*Robert S. Jones, Jr.                 Chairman of the Board and Director

*Ned Dane                             President and Director

*Richard Dziadzio                     Director

*Robert Wright                        Director

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Janell Chan                          Senior Vice President
 10840 Ballantyne Commons Parkway
 Charlotte, North Carolina 28277

 James Goodwin                        Senior Vice President
 333 Thornall Street
 Edison, NJ 08837

 Jeffrey Green                        Senior Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Kevin R. Byrne                       Senior Vice President and Treasurer

*Jill Cooley                          Chief Operating Officer and Director

*David Cerza                          First Vice President

*Donna M. Dazzo                       First Vice President

*Amy Franceschini                     First Vice  President

*Beth Andreozzi                       Vice President and Deputy General Counsel

*Peter Mastrantuono                   First Vice President

*Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

*Claire A. Comerford                  Vice President

*David Mahler                         Vice President and Compliance Officer

*Mark D. Godofsky                     Senior Vice President and Controller

*Janet Friedman                       Vice President

*Stuart Abrams                        Senior Vice President and General Counsel

*Patricia Roy                         Vice President and Chief Compliance
                                      Officer

*Linda J. Galasso                     Assistant Secretary

*Francesca Divone                     Secretary

*Michael Higgins                      Vice President

*Gary Gordon                          Vice President

 Gisela Jackson                       Vice President
 4251 Crums Mill Road
 Harrisburg, PA 17112

*Frank Massa                          Vice President

*Carolann Matthews                    Vice President

*Jose Montenegro                      Vice President

*Roger Pacheco                        Vice President

 Edna Russo                           Vice President
 333 Thornall Street
 Edison, NJ 08837

*Michael Ryniker                      Vice President

*Frank Acierno                        Assistant Vice President

*Ruth Shorter                         Assistant Vice President

*Richard Morin                        Assistant Vice President

*Irina Gyula                          Assistant Vice President

(ii) AXA DISTRIBUTORS, LLC

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA DISTRIBUTORS, LLC)
----------------                      --------------------------------------

Jerald Hampton                        Director and Chairman of the Board,
                                      President and Chief Executive Officer

Laura Pantaleo                        Director and Executive Vice President
                                      and Head of Strategic Business Development

James Muller                          Director, Executive Vice President and
                                      Chief Sales Director

Michael McDaniel                      Executive Vice President and National
                                      Sales Manager, Broker/Dealer

Michael Brandreit                     Executive Vice President and National
                                      Sales Manager, Financial Institutions

Megan Condron                         Senior Vice President and National
                                      Accounts Director, Broker/Dealer

Harry Johnson                         Senior Vice President

Jeff Herman                           Senior Vice President

Anthea Perkinson                      Senior Vice President and National
                                      Accounts Director, Financial Institutions

Nelida Garcia                         Senior Vice President

Daniel Roebuck                        Senior Vice President

Bryan Tutor                           Executive Vice President and Chief
                                      Administrative Officer

Kristin Brown                         Senior Vice President


         (c) The information under "Distribution of the Contracts" in the Prospectus and Statement of Additional Information forming a part of this Registration Statement is incorporated herein by reference.

Item 30. Location of Accounts and Records

         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 thereunder are maintained by AXA Equitable at 1290 Avenue of the Americas, New York, New York 10104, 135 West 50th Street, New York, NY 10020, and 200 Plaza Drive, Secaucus, NJ 07096. The contract files will be kept at Vantage Computer System, Inc., 301
W. 11th Street, Kansas City, Mo. 64105.


Item 31. Management Services

         Not applicable.

Item 32. Undertakings

The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

AXA Equitable represents that the fees and charges deducted under the Certificates described in this Registration Statement, in the aggregate, in each case, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by AXA Equitable under the respective Certificates. AXA Equitable bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks, the need for AXA Equitable to earn a profit, the degree to which the Certificates include innovative features, and regulatory standards for the grant of exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all certificates sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectuses contained herein, or any variations therein, based on supplements, endorsements, data pages, or riders to any Certificate or prospectus, or otherwise.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b)(1)(vii) for effectiveness of this amendment to the Registration Statement and has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2005.



                                           SEPARATE ACCOUNT A OF
                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                    (Registrant)

                                           By: AXA Equitable Life Insurance
                                               Company
                                                    (Depositor)

                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, has caused this amendment to the Registration Statement to be signed on its behalf, in the City and State of New York, on this 22nd day of April, 2005.




                                           AXA EQUITABLE LIFE INSURANCE COMPANY
                                                      (Depositor)


                                           By: /s/ Dodie Kent
                                              ---------------------------------
                                              Dodie Kent
                                              Vice President and Counsel
                                              AXA Equitable Life Insurance
                                              Company



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            John C. Graves                 Scott D. Miller
Christopher M. Condron      Mary R. (Nina) Henderson       Joseph H. Moglia
Henri de Castries           James F. Higgins               Peter J. Tobin
Claus-Michael Dill          W. Edwin Jarmain               Stanley B. Tulin
Denis Duverne               Christina Johnson







*By: /s/ Dodie Kent
     ------------------------
         Dodie Kent
         Attorney-in-Fact

April 22, 2005

                                 EXHIBIT INDEX

EXHIBIT NO.                                                   TAG VALUE
-----------                                                   ---------
   10.(b)    Consent of PricewaterhouseCoopers LLP            EX-99.10b